HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.10%
	Aerospace & Defense — 1.44%
3,065	HEICO Corp.	$471
1,057	L3Harris Technologies, Inc.	263
5,411	Lockheed Martin Corp.	2,387
747	Northrop Grumman Corp.	334
18,437	Raytheon Technologies Corp.	1,827
6,782	Spirit Aerosystems Holdings, Inc., Class - A	332
8,457	The Boeing Co.(a)	1,620
4,420	TransDigm Group, Inc.(a)	2,879
		10,113

	Air Freight & Logistics — 0.71%
305	Expeditors International of Washington, Inc.	31
4,786	FedEx Corp.	1,107
1,886	GXO Logistics, Inc.(a)	135
16,845	United Parcel Service, Inc., Class - B	3,613
1,886	XPO Logistics, Inc.(a)	137
		5,023

	Airlines — 0.20%
2,805	Alaska Air Group, Inc.(a)	163
2,097	Copa Holdings SA, Class - A(a)	175
14,344	Delta Air Lines, Inc.(a)	567
9,703	JetBlue Airways Corp.(a)	145
8,507	Southwest Airlines Co.(a)	390
		1,440

	Auto Components — 0.33%
585	Gentex Corp.	17
12,500	Lear Corp.	1,782
37,827	The Goodyear Tire & Rubber Co.(a)	541
		2,340

	Automobiles — 2.04%
7,064	General Motors Co.(a)	309
13,053	Tesla, Inc.(a)	14,066
		14,375

	Banks — 4.23%
225,733	Bank of America Corp.	9,304
16,687	Bank OZK	713
18,758	Citigroup, Inc.	1,002
1,826	Citizens Financial Group, Inc.	83
15,989	Comerica, Inc.	1,446
625	Commerce Bancshares, Inc.	45
1,552	Cullen/Frost Bankers, Inc.	215
3,013	East West Bancorp, Inc.	238
13,076	Fifth Third Bancorp	563
6,815	First Hawaiian, Inc.	190
1,892	First Republic Bank	307
41,225	Huntington Bancshares, Inc.	603
52,407	JPMorgan Chase & Co.	7,143
17,314	KeyCorp	387
2,282	M&T Bank Corp.	387
10,303	People's United Financial, Inc.	206
8,270	PNC Financial Services Group, Inc.	1,525
710	SVB Financial Group(a)	397
42,174	Synovus Financial Corp.	2,067
32,258	Truist Financial Corp.	1,829
9,426	Umpqua Holdings Corp.	178
6,961	Wells Fargo & Co.	337
9,321	Zions Bancorp NA	611
		29,776

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages — 1.67%
4,600	Brown-Forman Corp., Class - B	$308
2,846	Constellation Brands, Inc., Class - A	655
6,891	Keurig Dr Pepper, Inc.	261
4,530	Monster Beverage Corp.(a)	362
28,839	PepsiCo, Inc.	4,827
85,987	The Coca-Cola Co.	5,332
		11,745

	Biotechnology — 2.30%
34,760	AbbVie, Inc.	5,635
2,223	Alnylam Pharmaceuticals, Inc.(a)	363
14,171	Amgen, Inc.	3,427
6,222	Mirati Therapeutics, Inc.(a)	512
3,274	Moderna, Inc.(a)	564
3,967	Novavax, Inc.(a)	292
5,614	Sage Therapeutics, Inc.(a)	186
8,247	Seagen, Inc.(a)	1,188
17,938	United Therapeutics Corp.(a)	3,218
3,143	Vertex Pharmaceuticals, Inc.(a)	820
		16,205

	Building Products — 0.57%
10,045	A.O. Smith Corp.	642
21,311	Carrier Global Corp.	978
13,273	Johnson Controls International PLC	870
6,549	Masco Corp.	334
7,831	Trane Technologies PLC	1,195
		4,019

	Capital Markets — 2.40%
4,496	Affiliated Managers Group, Inc.	634
2,506	Ameriprise Financial, Inc.	753
2,656	Ares Management Corp., Class - A	216
4,582	BlackRock, Inc., Class - A	3,502
1,669	CME Group, Inc.	397
4,721	Evercore, Inc., Class - A	526
16,955	Franklin Resources, Inc.	473
2,293	Interactive Brokers Group, Inc., Class - A	151
1,491	Intercontinental Exchange, Inc.	197
9,972	Invesco Ltd.	230
9,493	KKR & Co., Inc.	555
20,369	Morgan Stanley	1,780
686	Morningstar, Inc.	187
629	Nasdaq, Inc.	112
3,423	Northern Trust Corp.	399
269	S&P Global, Inc.	110
7,695	State Street Corp.	670
7,780	T. Rowe Price Group, Inc.	1,176
25,629	The Charles Schwab Corp.	2,161
7,506	The Goldman Sachs Group, Inc.	2,478
4,599	Virtu Financial, Inc., Class - A	171
		16,878

	Chemicals — 1.62%
9,702	Air Products & Chemicals, Inc.	2,425
4,923	Axalta Coating Systems Ltd.(a)	121
1,640	Celanese Corp., Series A	234
33,476	CF Industries Holdings, Inc.	3,449
9,311	Corteva, Inc.	535
9,217	Dow, Inc.	587
13,149	DuPont de Nemours, Inc.	968
7,173	LyondellBasell Industries N.V., Class - A	738
24,876	Olin Corp.	1,301
6,716	PPG Industries, Inc.	880

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
1,538	The Scotts Miracle-Gro Co.	$189
		11,427

	Commercial Services & Supplies — 0.96%
11,948	Clean Harbors, Inc.(a)	1,334
27,349	Copart, Inc.(a)	3,431
3,003	IAA, Inc.(a)	115
1,270	Republic Services, Inc.	168
2,747	Stericycle, Inc.(a)	162
9,682	Waste Management, Inc.	1,535
		6,745

	Communications Equipment — 0.78%
90,637	Cisco Systems, Inc.	5,055
31,124	Commscope Holding, Inc.(a)	245
774	Motorola Solutions, Inc.	187
		5,487

	Construction & Engineering — 0.09%
3,578	AECOM	275
841	Arcosa, Inc.	48
2,295	Quanta Services, Inc.	302
		625

	Construction Materials — 0.14%
1,351	Martin Marietta Materials, Inc.	520
2,578	Vulcan Materials Co.	474
		994

	Consumer Finance — 1.13%
20,855	American Express Co.	3,900
20,025	Capital One Financial Corp.	2,629
6,409	Discover Financial Services	706
14,450	OneMain Holdings, Inc.	685
		7,920

	Containers & Packaging — 0.45%
262	AptarGroup, Inc.	31
27	Avery Dennison Corp.	5
22,939	Ball Corp.	2,064
10,608	International Paper Co.	490
2,050	Packaging Corporation of America	320
2,320	Silgan Holdings, Inc.	107
2,452	Sonoco Products Co.	153
		3,170

	Distributors — 0.07%
3,827	Genuine Parts Co.	482

	Diversified Consumer Services — 0.30%
12,786	Bright Horizons Family Solutions, Inc.(a)	1,697
7,498	H&R Block, Inc.	195
3,097	Service Corporation International	204
		2,096

	Diversified Financial Services — 1.20%
21,024	Berkshire Hathaway, Inc., Class - B(a)	7,419
14,613	Equitable Holdings, Inc.	452
17,093	Jefferies Financial Group, Inc.	562
		8,433

	Diversified Telecommunication Services — 0.49%
22,433	AT&T, Inc.	530

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
35,894	Lumen Technologies, Inc.	$405
48,924	Verizon Communications, Inc.	2,492
		3,427

	Electric Utilities — 1.61%
1,604	Alliant Energy Corp.	100
30,034	American Electric Power Company, Inc.	2,996
3,035	Constellation Energy Corp.	171
7,685	Duke Energy Corp.	858
1,914	Edison International	134
9,746	Eversource Energy	859
9,106	Exelon Corp.	434
3,311	Hawaiian Electric Industries, Inc.	140
35,480	NextEra Energy, Inc.	3,006
32,159	The Southern Co.	2,332
4,017	Xcel Energy, Inc.	290
		11,320

	Electrical Equipment — 0.65%
3,350	AMETEK, Inc.	446
12,355	Eaton Corp. PLC	1,875
16,658	Emerson Electric Co.	1,633
3,984	Regal Rexnord Corp.	593
		4,547

	Electronic Equipment, Instruments & Components — 0.03%
512	Dolby Laboratories, Inc., Class - A	40
1,050	Keysight Technologies, Inc.(a)	166
		206

	Energy Equipment & Services — 1.01%
26,930	Halliburton Co.	1,020
10,695	Helmerich & Payne, Inc.	458
251,709	Patterson-UTI Energy, Inc.	3,896
42,009	Schlumberger N.V.	1,735
		7,109

	Entertainment — 1.16%
2,063	Activision Blizzard, Inc.	165
2,970	Liberty Media Corp. - Liberty Formula One, Class - C(a)	207
7,509	Netflix, Inc.(a)	2,813
36,143	The Walt Disney Co.(a)	4,958
		8,143

	Equity Real Estate Investment Trusts — 2.84%
992	Alexandria Real Estate Equities, Inc.	200
3,172	American Campus Communities, Inc.	178
3,688	American Homes 4 Rent, Class - A	148
5,297	American Tower Corp.	1,331
566	Apartment Income REIT Corp.	30
2,773	Boston Properties, Inc.	357
27,975	Brixmor Property Group, Inc.	722
7,024	Camden Property Trust	1,167
7,417	Crown Castle International Corp.	1,369
5,913	CubeSmart	308
968	Digital Realty Trust, Inc.	137
6,566	Duke Realty Corp.	381
726	Equinix, Inc.	538
2,122	Equity Lifestyle Properties, Inc.	162
507	Essex Property Trust, Inc.	175
2,294	Extra Space Storage, Inc.	472
1,385	Federal Realty Investment Trust	169

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
26,253	Healthcare Trust of America, Inc., Class - A	$823
12,588	Healthpeak Properties, Inc.	432
10,627	Invitation Homes, Inc.	427
5,259	Iron Mountain, Inc.	291
21,155	Kimco Realty Corp.	523
846	Lamar Advertising Co., Class - A	98
3,183	Life Storage, Inc.	447
6,040	Medical Properties Trust, Inc.	128
2,029	Mid-America Apartment Communities, Inc.	425
82,052	Park Hotels & Resorts, Inc.	1,603
10,542	Prologis, Inc.	1,703
2,688	Public Storage	1,049
19,572	Realty Income Corp.	1,356
6,543	Rexford Industrial Realty, Inc.	488
1,367	Sun Communities, Inc.	240
35,601	The Macerich Co.	557
4,609	UDR, Inc.	264
8,362	VICI Properties, Inc.	238
16,526	Vornado Realty Trust	749
1,917	Welltower, Inc.	184
1,573	WP Carey, Inc.	127
		19,996

	Food & Staples Retailing — 1.17%
3,254	Casey's General Stores, Inc.	645
1,943	Costco Wholesale Corp.	1,119
9,412	Sysco Corp.	768
9,040	The Kroger Co.	519
34,781	Walmart, Inc.	5,179
		8,230

	Food Products — 0.88%
13,782	Archer-Daniels-Midland Co.	1,245
3,437	Campbell Soup Co.	153
16,807	Conagra Brands, Inc.	564
5,689	Flowers Foods, Inc.	146
12,760	General Mills, Inc.	865
2,450	Hormel Foods Corp.	126
10,284	Kellogg Co.	663
9,502	Mondelez International, Inc., Class - A	597
1,277	Post Holdings, Inc.(a)	88
6,350	The Hain Celestial Group, Inc.(a)	218
1,964	The Hershey Co.	425
13,887	The Kraft Heinz Co.	547
6,256	Tyson Foods, Inc., Class - A	561
		6,198

	Gas Utilities — 0.01%
808	Atmos Energy Corp.	97

	Health Care Equipment & Supplies — 2.71%
48,674	Abbott Laboratories	5,761
1,636	Align Technology, Inc.(a)	713
2,461	Baxter International, Inc.	191
4,797	Becton Dickinson & Co.	1,276
3,501	Danaher Corp.	1,027
5,780	DENTSPLY SIRONA, Inc.	284
783	Dexcom, Inc.(a)	401
2,250	Edwards Lifesciences Corp.(a)	265
699	ICU Medical, Inc.(a)	156
1,653	IDEXX Laboratories, Inc.(a)	904
1,719	Intuitive Surgical, Inc.(a)	519
37,605	Medtronic PLC	4,172
3,499	Penumbra, Inc.(a)	777

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
1,498	STERIS PLC	$362
6,183	Stryker Corp.	1,653
3,112	Tandem Diabetes Care, Inc.(a)	362
212	Teleflex, Inc.	75
352	The Cooper Companies, Inc.	147
		19,045

	Health Care Providers & Services — 2.82%
3,127	AmerisourceBergen Corp.	484
4,252	Anthem, Inc.	2,089
24,101	Centene Corp.(a)	2,029
12,651	Cigna Corp.	3,030
14,322	CVS Health Corp.	1,450
1,535	DaVita, Inc.(a)	174
4,756	HCA Healthcare, Inc.	1,192
2,789	Humana, Inc.	1,214
2,131	Laboratory Corporation of America Holdings(a)	562
4,072	McKesson Corp.	1,247
992	Molina Heathcare, Inc.(a)	331
2,928	Quest Diagnostics, Inc.	401
11,048	UnitedHealth Group, Inc.	5,633
		19,836

	Health Care Technology — 0.38%
1,939	Cerner Corp.	181
11,861	Veeva Systems, Inc., Class - A(a)	2,520
		2,701

	Hotels, Restaurants & Leisure — 1.58%
2,249	Darden Restaurants, Inc.	299
148	Hilton Worldwide Holdings, Inc.(a)	22
22,330	Hyatt Hotels Corp., Class - A(a)	2,131
1,434	Marriott International, Inc., Class - A(a)	252
20,166	McDonald's Corp.	4,988
6,858	MGM Resorts International	288
5,125	Six Flags Entertainment Corp.(a)	223
30,827	Starbucks Corp.	2,804
546	Vail Resorts, Inc.	142
		11,149

	Household Durables — 0.33%
3,443	D.R. Horton, Inc.	257
3,121	Garmin Ltd.	370
3,252	Leggett & Platt, Inc.	113
6,964	Lennar Corp., Class - A	565
83	Lennar Corp., Class - B	6
4,132	PulteGroup, Inc.	173
17,676	Toll Brothers, Inc.	831
		2,315

	Household Products — 1.57%
2,171	Church & Dwight Co., Inc.	216
17,118	Kimberly-Clark Corp.	2,108
428	Spectrum Brands Holdings, Inc.	38
1,218	The Clorox Co.	169
55,572	The Procter & Gamble Co.	8,492
		11,023

	Independent Power and Renewable Electricity Producers — 0.09%
26,502	Vistra Corp.	616

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 0.70%
12,155	3M Co.	$1,810
16,050	Honeywell International, Inc.	3,123
41	Roper Technologies, Inc.	19
		4,952

	Insurance — 1.96%
23,465	Aflac, Inc.	1,511
560	Aon PLC, Class - A	182
3,483	Arthur J. Gallagher & Co.	608
1,195	Assurant, Inc.	217
1,344	Brown & Brown, Inc.	97
3,252	Cincinnati Financial Corp.	442
52,976	Fidelity National Financial, Inc.	2,588
9,177	Lincoln National Corp.	600
2,577	Marsh & McLennan Companies, Inc.	439
2,536	Mercury General Corp.	139
26,353	MetLife, Inc.	1,853
7,077	Old Republic International Corp.	183
6,114	Prudential Financial, Inc.	722
26,534	The Allstate Corp.	3,676
2,945	The Progressive Corp.	336
3,246	W.R. Berkley Corp.	216
		13,809

	Interactive Media & Services — 5.93%
6,267	Alphabet, Inc., Class - A(a)	17,430
4,583	Alphabet, Inc., Class - C(a)	12,800
51,914	Meta Platforms, Inc., Class - A(a)	11,544
		41,774

	Internet & Direct Marketing Retail — 3.70%
7,719	Amazon.com, Inc.(a)	25,164
15,824	eBay, Inc.	906
		26,070

	IT Services — 3.73%
2,831	Accenture PLC, Class - A	955
2,108	Akamai Technologies, Inc.(a)	252
1,853	Cognizant Technology Solutions Corp.	166
8,471	EPAM Systems, Inc.(a)	2,513
642	Fidelity National Information Services, Inc.	64
13,957	GoDaddy, Inc., Class - A(a)	1,168
18,311	MasterCard, Inc., Class - A	6,543
14,603	Okta, Inc.(a)	2,204
6,910	Paychex, Inc.	943
34,290	PayPal Holdings, Inc.(a)	3,966
6,313	Shift4 Payments, Inc., Class A(a)	391
3,303	Snowflake, Inc., Class - A(a)	757
10,501	The Western Union Co.	197
4,247	VeriSign, Inc.(a)	945
23,246	Visa, Inc., Class - A	5,155
43	WEX, Inc.(a)	8
		26,227

	Leisure Products — 0.14%
1,780	Brunswick Corp.	144
2,849	Hasbro, Inc.	233
10,271	Mattel, Inc.(a)	228
3,276	Polaris, Inc.	346
		951

	Life Sciences Tools & Services — 1.06%
4,371	Agilent Technologies, Inc.	578
398	Bio-Rad Laboratories, Inc., Class - A(a)	224

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
1,294	Bruker Corp.	$83
438	Charles River Laboratories International, Inc.(a)	124
710	IQVIA Holdings, Inc.(a)	164
2,796	Mettler-Toledo International, Inc.(a)	3,840
485	PerkinElmer, Inc.	85
2,339	QIAGEN N.V.(a)	115
3,456	Thermo Fisher Scientific, Inc.	2,042
720	Waters Corp.(a)	223
		7,478

	Machinery — 1.46%
11,054	AGCO Corp.	1,614
12,196	Caterpillar, Inc.	2,719
4,945	Colfax Corp.(a)	197
5,428	Cummins, Inc.	1,113
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	746
28	IDEX Corp.	5
6,910	Ingersoll Rand, Inc.	348
1,442	ITT, Inc.	108
1,244	Nordson Corp.	282
17,062	Oshkosh Corp.	1,717
7,507	Otis Worldwide Corp.	578
1,693	Parker Hannifin Corp.	480
2,490	The Timken Co.	151
1,711	Westinghouse Air Brake Technologies Corp.	165
485	Xylem, Inc.	41
		10,267

	Media — 1.01%
1,042	Charter Communications, Inc., Class - A(a)	568
108,767	Comcast Corp., Class - A	5,092
4,889	Fox Corp., Class - A	193
2,709	Liberty Broadband Corp., Class - C(a)	367
3,789	Omnicom Group, Inc.	322
15,400	Paramount Global, Class - B	582
		7,124

	Metals & Mining — 0.41%
18,550	Newmont Corp.	1,473
8,225	Nucor Corp.	1,223
1,912	Steel Dynamics, Inc.	160
		2,856

	Mortgage Real Estate Investment Trusts — 0.07%
23,607	AGNC Investment Corp.	309
15,165	New Residential Investment Corp.	167
		476

	Multiline Retail — 0.69%
952	Dollar General Corp.	212
4,169	Dollar Tree, Inc.(a)	668
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	220
17,745	Target Corp.	3,766
		4,866

	Multi-Utilities — 1.05%
2,674	Ameren Corp.	251
1,937	CMS Energy Corp.	135
1,642	Consolidated Edison, Inc.	155
24,990	Dominion Energy, Inc.	2,123
1,043	DTE Energy Co.	138

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
72,854	NiSource, Inc.	$2,317
5,865	Public Service Enterprise Group, Inc.	411
951	Sempra Energy	160
17,371	WEC Energy Group, Inc.	1,734
		7,424

	Oil, Gas & Consumable Fuels — 2.98%
19,551	Antero Midstream Corp.	213
7,263	Cheniere Energy, Inc.	1,007
19,851	Chevron Corp.	3,233
5,077	ConocoPhillips	508
45,056	Continental Resources, Inc.	2,763
64,421	Coterra Energy, Inc.	1,737
30,851	Devon Energy Corp.	1,824
521	DT Midstream, Inc.	28
3,995	EOG Resources, Inc.	476
7,396	EQT Corp.	254
25,343	Exxon Mobil Corp.	2,093
16,993	Hess Corp.	1,819
11,538	Marathon Petroleum Corp.	986
26,124	Occidental Petroleum Corp.	1,482
6,401	ONEOK, Inc.	452
6,951	Targa Resources Corp.	525
41,203	The Williams Companies, Inc.	1,377
2,242	Valero Energy Corp.	228
		21,005

	Paper & Forest Products — 0.00%
964	Sylvamo Corp.(a)	32

	Personal Products — 0.07%
1,618	BellRing Brands, Inc.(a)	37
1,700	The Estee Lauder Companies, Inc.	463
		500

	Pharmaceuticals — 3.92%
39,853	Bristol-Myers Squibb Co.	2,910
1,441	Catalent, Inc.(a)	160
19,272	Eli Lilly & Co.	5,519
1,000	Jazz Pharmaceuticals PLC(a)	156
44,819	Johnson & Johnson	7,943
64,349	Merck & Co., Inc.	5,280
6,434	Organon & Co.	225
99,288	Pfizer, Inc.	5,140
8,926	Viatris, Inc.	97
790	Zoetis, Inc.	149
		27,579

	Professional Services — 0.68%
26,820	CoStar Group, Inc.(a)	1,786
1,081	Equifax, Inc.	256
717	Jacobs Engineering Group, Inc.	99
1,829	Leidos Holdings, Inc.	198
825	Robert Half International, Inc.	94
10,910	Verisk Analytics, Inc., Class - A	2,342
		4,775

	Real Estate Management & Development — 0.11%
1,691	CBRE Group, Inc., Class - A(a)	155
4,563	Howard Hughes Corp.(a)	473
3,559	Zillow Group, Inc., Class - C(a)	175
		803

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail — 1.15%
327	AMERCO	$195
4,011	CSX Corp.	150
2,655	Knight-Swift Transportation Holdings, Inc.	134
5,345	Norfolk Southern Corp.	1,525
1,462	Old Dominion Freight Line, Inc.	437
7,527	Ryder System, Inc.	597
18,473	Union Pacific Corp.	5,047
		8,085

	Semiconductors & Semiconductor Equipment — 5.22%
5,394	Advanced Micro Devices, Inc.(a)	590
4,123	Analog Devices, Inc.	681
21,151	Applied Materials, Inc.	2,788
2,567	Broadcom, Inc.	1,616
7,850	Enphase Energy, Inc.(a)	1,584
113,563	Intel Corp.	5,628
3,302	KLA Corp.	1,209
1,129	Lam Research Corp.	607
6,026	Marvell Technology, Inc.	432
2,758	Micron Technology, Inc.	215
50,260	NVIDIA Corp.	13,713
7,270	QUALCOMM, Inc.	1,111
3,842	Skyworks Solutions, Inc.	512
23,905	Texas Instruments, Inc.	4,386
6,964	Universal Display Corp.	1,163
4,675	Wolfspeed, Inc.(a)	532
		36,767

	Software — 9.84%
12,361	Adobe, Inc.(a)	5,632
10,190	Autodesk, Inc.(a)	2,184
2,417	Bill.com Holdings, Inc.(a)	548
27,227	Manhattan Associates, Inc.(a)	3,777
139,124	Microsoft Corp.	42,892
56,988	Oracle Corp.	4,715
8,321	PAYCOM Software, Inc.(a)	2,882
8,384	RingCentral, Inc., Class - A(a)	983
4,117	Salesforce, Inc.(a)	874
8,243	ServiceNow, Inc.(a)	4,590
668	Synopsys, Inc.(a)	223
		69,300

	Specialty Retail — 2.11%
1,187	Advance Auto Parts, Inc.	246
2,829	AutoNation, Inc.(a)	282
22	AutoZone, Inc.(a)	45
6,524	Bath & Body Works, Inc.	312
7,757	Best Buy Co., Inc.	705
631	Burlington Stores, Inc.(a)	115
4,224	CarMax, Inc.(a)	408
4,609	Dick's Sporting Goods, Inc.	461
923	Five Below, Inc.(a)	146
36,426	Floor & Decor Holdings, Inc., Class - A(a)	2,951
3,466	Foot Locker, Inc.	103
3,541	Lowe's Companies, Inc.	716
7,287	Penske Automotive Group, Inc.	683
1,818	Ross Stores, Inc.	164
17,296	The Home Depot, Inc.	5,176
21,249	The TJX Companies, Inc.	1,287
2,059	Tractor Supply Co.	481
2,174	Victoria's Secret & Co.(a)	112
3,016	Williams-Sonoma, Inc.	437
		14,830

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals — 7.54%
285,426	Apple, Inc.	$49,838
83,952	HP, Inc.	3,047
2,448	NetApp, Inc.	203
		53,088

	Textiles, Apparel & Luxury Goods — 0.47%
6,619	Capri Holdings Ltd.(a)	340
1,404	Carter's, Inc.	129
30,504	Hanesbrands, Inc.	454
9,274	NIKE, Inc., Class - B	1,248
1,533	Ralph Lauren Corp.	174
7,801	Tapestry, Inc.	290
12,187	Under Armour, Inc., Class - C(a)	190
9,099	V.F. Corp.	517
		3,342

	Tobacco — 0.36%
36,600	Altria Group, Inc.	1,913
6,325	Philip Morris International, Inc.	594
		2,507

	Trading Companies & Distributors — 0.32%
13,428	Fastenal Co.	798
1,130	Watsco, Inc.	344
8,335	WESCO International, Inc.(a)	1,085
		2,227

	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	195

	Wireless Telecommunication Services — 0.43%
23,667	T-Mobile US, Inc.(a)	3,038
	Total Common Stocks	697,598

	Investment Company — 0.69%
4,888,800	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(b)	4,889
	Total Investment Company	4,889

	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	162

	Total Investments (cost $309,068) — 99.81%	702,649
	Other assets in excess of liabilities — 0.19%	1,358

	Net Assets - 100.00%	$704,007

(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

As of March 31, 2022, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	9	6/17/22	$2,039	$127
E-Mini S&P Midcap 400 Future	3	6/17/22	807	39
			$2,846	$166
	Total Unrealized Appreciation			$166
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$166

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	6	$1,260	$4,200.00	4/15/22	$(2)
E-Mini S&P 500 Future Option	Put	8	1,700	4,250.00	4/15/22	(4)
E-Mini S&P 500 Future Option	Put	8	1,680	4,200.00	4/29/22	(9)
E-Mini S&P 500 Future Option	Put	6	1,335	4,450.00	4/29/22	(19)
E-Mini S&P 500 Future Option	Put	5	1,050	4,200.00	5/20/22	(12)
E-Mini S&P 500 Future Option	Put	4	836	4,180.00	5/20/22	(9)
E-Mini S&P 500 Future Option	Put	8	1,584	3,960.00	5/20/22	(10)
E-Mini S&P 500 Future Option	Put	8	1,560	3,900.00	5/20/22	(7)
E-Mini S&P 500 Future Option	Put	8	1,540	3,850.00	5/20/22	(6)
E-Mini S&P 500 Future Option	Put	4	748	3,740.00	5/20/22	(2)
E-Mini S&P 500 Future Option	Put	4	740	3,700.00	5/20/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,460	3,650.00	5/20/22	(4)
E-Mini S&P 500 Future Option	Put	4	720	3,600.00	5/20/22	(2)
E-Mini S&P 500 Future Option	Put	5	920	3,680.00	5/20/22	(3)
E-Mini S&P 500 Future Option	Put	6	1,281	4,270.00	5/20/22	(17)
E-Mini S&P 500 Future Option	Put	4	700	3,500.00	5/31/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,560	3,900.00	5/31/22	(10)
E-Mini S&P 500 Future Option	Put	5	963	3,850.00	5/31/22	(5)
E-Mini S&P 500 Future Option	Put	8	1,528	3,820.00	5/31/22	(8)
E-Mini S&P 500 Future Option	Put	5	950	3,800.00	5/31/22	(5)
E-Mini S&P 500 Future Option	Put	5	925	3,700.00	5/31/22	(4)
E-Mini S&P 500 Future Option	Put	4	720	3,600.00	5/31/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,428	3,570.00	5/31/22	(4)
E-Mini S&P 500 Future Option	Put	6	1,272	4,240.00	5/31/22	(19)
E-Mini S&P 500 Future Option	Put	4	800	4,000.00	5/31/22	(6)
E-Mini S&P 500 Future Option	Put	4	690	3,450.00	5/31/22	(2)
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	6/17/22	(5)
E-Mini S&P 500 Future Option	Put	4	770	3,850.00	6/17/22	(7)
E-Mini S&P 500 Future Option	Put	6	1,170	3,900.00	6/17/22	(11)
E-Mini S&P 500 Future Option	Put	3	593	3,950.00	6/17/22	(6)
E-Mini S&P 500 Future Option	Put	4	806	4,030.00	6/17/22	(10)
E-Mini S&P 500 Future Option	Put	3	608	4,050.00	6/17/22	(8)
						$(222)

Exchanged-traded options on futures contacts purchased as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	3	$675	$4,500.00	4/15/22	$8
E-Mini S&P 500 Future Option	Put	4	910	4,550.00	4/15/22	14
E-Mini S&P 500 Future Option	Put	12	2,400	4,000.00	4/15/22	2
E-Mini S&P 500 Future Option	Put	4	860	4,300.00	4/29/22	7
E-Mini S&P 500 Future Option	Put	4	900	4,500.00	4/29/22	16
E-Mini S&P 500 Future Option	Put	3	690	4,600.00	4/29/22	18
E-Mini S&P 500 Future Option	Put	4	850	4,250.00	5/20/22	11
E-Mini S&P 500 Future Option	Put	4	860	4,300.00	5/20/22	13
E-Mini S&P 500 Future Option	Put	3	678	4,520.00	5/20/22	18
E-Mini S&P 500 Future Option	Put	4	830	4,150.00	5/31/22	10
E-Mini S&P 500 Future Option	Put	4	850	4,250.00	5/31/22	13
E-Mini S&P 500 Future Option	Put	3	678	4,520.00	5/31/22	19
E-Mini S&P 500 Future Option	Put	3	638	4,250.00	6/17/22	13
						$162

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.69%
	Aerospace & Defense — 0.91%
5,461	General Dynamics Corp.	$1,317
391	HEICO Corp.	60
728	HEICO Corp., Class - A	92
4,930	L3Harris Technologies, Inc.	1,225
1,511	Northrop Grumman Corp.	676
33,522	Raytheon Technologies Corp.	3,322
5,365	The Boeing Co.(a)	1,027
475	TransDigm Group, Inc.(a)	309
		8,028

	Air Freight & Logistics — 0.12%
4,946	Expeditors International of Washington, Inc.	510
7,548	GXO Logistics, Inc.(a)	539
		1,049

	Airlines — 0.17%
12,994	Alaska Air Group, Inc.(a)	753
18,665	Delta Air Lines, Inc.(a)	739
		1,492

	Automobiles — 3.49%
71,725	Ford Motor Co.	1,213
27,337	Tesla, Inc.(a)	29,458
		30,671

	Banks — 3.05%
33,119	Bank of America Corp.	1,365
13,206	Bank OZK	564
53,577	Citigroup, Inc.	2,861
13,240	Citizens Financial Group, Inc.	600
40,559	Comerica, Inc.	3,669
1,150	Cullen/Frost Bankers, Inc.	159
29,928	East West Bancorp, Inc.	2,365
86,090	First Horizon Corp.	2,022
3,853	First Republic Bank	625
36,888	Huntington Bancshares, Inc.	539
23,176	JPMorgan Chase & Co.	3,159
74,674	KeyCorp	1,671
106,556	Regions Financial Corp.	2,372
209	SVB Financial Group(a)	117
26,956	Truist Financial Corp.	1,528
49,126	Zions Bancorp NA	3,221
		26,837

	Beverages — 1.22%
7,236	Brown-Forman Corp., Class - B	485
8,931	Monster Beverage Corp.(a)	714
29,046	PepsiCo, Inc.	4,861
74,917	The Coca-Cola Co.	4,645
		10,705

	Biotechnology — 1.38%
4,254	AbbVie, Inc.	690
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,487
15,193	Amgen, Inc.	3,674
40,680	CureVac N.V.^(a)	798
19,253	Moderna, Inc.(a)	3,317
800	Neurocrine Biosciences, Inc.(a)	75
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,410
1,014	Seagen, Inc.(a)	146

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,251	Vertex Pharmaceuticals, Inc.(a)	$587
		12,184

	Building Products — 0.25%
404	Armstrong World Industries, Inc.	36
17,452	Carrier Global Corp.	801
50,415	Resideo Technologies, Inc.(a)	1,201
1,218	Trane Technologies PLC	186
		2,224

	Capital Markets — 2.26%
2,335	CBOE Global Markets, Inc.	267
6,242	CME Group, Inc.	1,485
1,203	FactSet Research Systems, Inc.	522
2,582	Intercontinental Exchange, Inc.	341
143,372	Invesco Ltd.	3,306
18,395	Janus Henderson Group PLC	644
15,119	KKR & Co., Inc.	884
713	LPL Financial Holdings, Inc.	130
349	MarketAxess Holdings, Inc.	119
1,577	Moody's Corp.	532
31,488	Morgan Stanley	2,752
390	Morningstar, Inc.	107
838	MSCI, Inc.	421
9,178	S&P Global, Inc.	3,765
2,032	T. Rowe Price Group, Inc.	307
16,324	The Charles Schwab Corp.	1,376
8,823	The Goldman Sachs Group, Inc.	2,913
		19,871

	Chemicals — 1.62%
3,430	Air Products & Chemicals, Inc.	857
13,075	CF Industries Holdings, Inc.	1,348
30,407	Ecolab, Inc.	5,368
999	FMC Corp.	131
5,519	Linde PLC	1,763
28,629	LyondellBasell Industries N.V., Class - A	2,944
19,809	The Chemours Co.	624
4,752	The Sherwin-Williams Co.	1,186
		14,221

	Commercial Services & Supplies — 0.23%
1,845	Cintas Corp.	785
6,652	Copart, Inc.(a)	835
2,752	Waste Connections, Inc.	384
		2,004

	Communications Equipment — 0.74%
4,776	Arista Networks, Inc.(a)	664
101,754	Cisco Systems, Inc.	5,674
825	F5, Inc.(a)	172
153	Motorola Solutions, Inc.	37
		6,547

	Construction & Engineering — 0.01%
374	Quanta Services, Inc.	49

	Consumer Finance — 0.30%
95	Credit Acceptance Corp.(a)	52
141,214	SLM Corp.	2,593
		2,645

	Containers & Packaging — 0.05%
1,280	AptarGroup, Inc.	151

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
747	Avery Dennison Corp.	$130
841	Packaging Corporation of America	131
		412

	Distributors — 0.06%
2,966	Genuine Parts Co.	374
381	Pool Corp.	161
		535

	Diversified Consumer Services — 0.30%
516	Bright Horizons Family Solutions, Inc.(a)	68
65,482	Chegg, Inc.(a)	2,376
1,727	Service Corporation International	114
1,276	Terminix Global Holdings, Inc.(a)	58
		2,616

	Diversified Financial Services — 1.12%
17,401	Berkshire Hathaway, Inc., Class - B(a)	6,141
49,933	Equitable Holdings, Inc.	1,543
32,550	Voya Financial, Inc.	2,160
		9,844

	Diversified Telecommunication Services — 0.34%
55,392	AT&T, Inc.	1,309
122,941	Lumen Technologies, Inc.	1,385
6,241	Verizon Communications, Inc.	318
		3,012

	Electric Utilities — 0.98%
7,312	Avangrid, Inc.	342
15,796	Edison International	1,107
60,365	FirstEnergy Corp.	2,767
23,487	Hawaiian Electric Industries, Inc.	994
4,256	NextEra Energy, Inc.	361
36,550	NRG Energy, Inc.	1,402
12,422	OGE Energy Corp.	507
13,134	Pinnacle West Capital Corp.	1,026
5,512	PPL Corp.	157
		8,663

	Electrical Equipment — 0.28%
5,157	AMETEK, Inc.	687
13,294	Emerson Electric Co.	1,303
1,210	Hubbell, Inc.	222
931	Rockwell Automation, Inc.	261
		2,473

	Electronic Equipment, Instruments & Components — 0.13%
12,210	Amphenol Corp., Class - A	920
2,343	Vontier Corp.	59
376	Zebra Technologies Corp.(a)	156
		1,135

	Energy Equipment & Services — 0.13%
27,567	Schlumberger N.V.	1,139

	Entertainment — 1.31%
24,348	Live Nation Entertainment, Inc.(a)	2,864
16,766	Netflix, Inc.(a)	6,280
15,144	ROBLOX Corp., Class - A(a)	700
6,288	Spotify Technology SA(a)	950

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
5,256	The Walt Disney Co.(a)	$721
		11,515

	Equity Real Estate Investment Trusts — 2.47%
2,272	American Tower Corp.	571
16,012	Equinix, Inc.	11,874
1,608	Equity Lifestyle Properties, Inc.	123
43,464	Healthcare Trust of America, Inc., Class - A	1,362
41,651	Healthpeak Properties, Inc.	1,430
94,719	Park Hotels & Resorts, Inc.	1,850
52,271	SITE Centers Corp.	873
40,605	Ventas, Inc.	2,508
25,254	Vornado Realty Trust	1,145
		21,736

	Food & Staples Retailing — 1.74%
18,462	Costco Wholesale Corp.	10,631
8,706	Sysco Corp.	711
1,413	Walgreens Boots Alliance, Inc.	63
26,416	Walmart, Inc.	3,934
		15,339

	Food Products — 0.82%
70,463	Conagra Brands, Inc.	2,365
5,224	Hormel Foods Corp.	269
413	Lamb Weston Holding, Inc.	25
5,092	McCormick & Company, Inc.	508
56,218	Mondelez International, Inc., Class - A	3,530
1,045	The Hershey Co.	226
2,332	The J.M. Smucker Co.	316
		7,239

	Gas Utilities — 0.45%
34,942	National Fuel Gas Co.	2,401
42,971	UGI Corp.	1,556
		3,957

	Health Care Equipment & Supplies — 3.24%
42,190	Abbott Laboratories	4,992
372	Abiomed, Inc.(a)	123
11,112	Baxter International, Inc.	862
6,721	Becton Dickinson & Co.	1,788
10,892	Boston Scientific Corp.(a)	482
22,316	Danaher Corp.	6,546
3,939	Dexcom, Inc.(a)	2,015
15,477	Edwards Lifesciences Corp.(a)	1,822
2,690	IDEXX Laboratories, Inc.(a)	1,472
14,634	Intuitive Surgical, Inc.(a)	4,415
4,072	ResMed, Inc.	988
9,642	Stryker Corp.	2,578
3,346	Zimmer Biomet Holdings, Inc.	428
334	Zimvie, Inc.(a)	8
		28,519

	Health Care Providers & Services — 2.52%
22,388	Acadia Healthcare Company, Inc.(a)	1,467
5,215	Anthem, Inc.	2,562
1,650	Centene Corp.(a)	139
22,394	CVS Health Corp.	2,266
3,283	Henry Schein, Inc.(a)	286
1,952	Laboratory Corporation of America Holdings(a)	515
4,595	McKesson Corp.	1,407
2,799	Quest Diagnostics, Inc.	383

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
25,835	UnitedHealth Group, Inc.	$13,175
		22,200

	Health Care Technology — 0.61%
51,381	Cerner Corp.	4,807
2,596	Veeva Systems, Inc., Class - A(a)	552
		5,359

	Hotels, Restaurants & Leisure — 2.23%
21,152	Airbnb, Inc., Class - A(a)	3,633
1,179	Booking Holdings, Inc.(a)	2,769
1,800	Chipotle Mexican Grill, Inc.(a)	2,848
1,046	Choice Hotels International, Inc.	148
2,110	Marriott International, Inc., Class - A(a)	371
9,780	Royal Caribbean Cruises Ltd.(a)	819
98,020	Starbucks Corp.	8,917
310	Vail Resorts, Inc.	81
		19,586

	Household Durables — 0.03%
2,470	Garmin Ltd.	293

	Household Products — 0.99%
5,143	Church & Dwight Co., Inc.	511
9,514	Colgate-Palmolive Co.	721
7,129	Kimberly-Clark Corp.	878
2,554	The Clorox Co.	355
41,123	The Procter & Gamble Co.	6,284
		8,749

	Independent Power and Renewable Electricity Producers — 0.14%
51,268	Vistra Corp.	1,192

	Industrial Conglomerates — 0.56%
12,543	3M Co.	1,868
11,662	General Electric Co.	1,067
4,278	Honeywell International, Inc.	832
2,488	Roper Technologies, Inc.	1,175
		4,942

	Insurance — 2.01%
9,715	Aflac, Inc.	626
7,992	Aon PLC, Class - A	2,602
1,155	Arthur J. Gallagher & Co.	202
16,505	AXIS Capital Holdings Ltd.	998
11,297	Chubb Ltd.	2,416
171	Erie Indemnity Co., Class - A	30
9,236	Fidelity National Financial, Inc.	451
43,476	Lincoln National Corp.	2,842
11,845	Marsh & McLennan Companies, Inc.	2,019
22,534	Principal Financial Group, Inc.	1,654
4,893	Prudential Financial, Inc.	578
7,591	Reinsurance Group of America	831
5,565	The Progressive Corp.	634
6,974	The Travelers Companies, Inc.	1,274
15,794	Unum Group	498
		17,655

	Interactive Media & Services — 5.90%
6,174	Alphabet, Inc., Class - A(a)	17,172
8,293	Alphabet, Inc., Class - C(a)	23,162
646	IAC/InterActiveCorp.(a)	65
15,193	Match Group, Inc.(a)	1,653

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services (continued)
34,748	Meta Platforms, Inc., Class - A(a)	$7,726
58,644	Snap, Inc., Class - A(a)	2,111
1,048	Vimeo, Inc.(a)	12
		51,901

	Internet & Direct Marketing Retail — 5.12%
12,760	Amazon.com, Inc.(a)	41,597
2,900	MercadoLibre, Inc.(a)	3,449
		45,046

	IT Services — 7.46%
12,354	Accenture PLC, Class - A	4,166
144,784	Adyen N.V., ADR(a)	2,862
57,727	Automatic Data Processing, Inc.	13,135
2,371	Broadridge Financial Solutions, Inc.	369
2,241	Cognizant Technology Solutions Corp.	201
756	Fiserv, Inc.(a)	77
1,270	FleetCor Technologies, Inc.(a)	316
7,975	Global Payments, Inc.	1,091
1,598	Jack Henry & Associates, Inc.	315
13,591	MasterCard, Inc., Class - A	4,858
24,350	Okta, Inc.(a)	3,676
35,193	PayPal Holdings, Inc.(a)	4,070
6,099	Shopify, Inc., Class - A(a)	4,123
8,283	Snowflake, Inc., Class - A(a)	1,898
6,959	Twilio, Inc., Class - A(a)	1,147
104,737	Visa, Inc., Class - A	23,228
		65,532

	Leisure Products — 0.02%
1,422	Polaris, Inc.	150

	Life Sciences Tools & Services — 0.96%
1,141	Bio-Techne Corp.	494
440	Bruker Corp.	28
1,402	Illumina, Inc.(a)	490
758	Mettler-Toledo International, Inc.(a)	1,041
239	PerkinElmer, Inc.	42
9,568	Thermo Fisher Scientific, Inc.	5,651
2,297	Waters Corp.(a)	713
		8,459

	Machinery — 1.50%
9,555	Caterpillar, Inc.	2,129
4,840	Deere & Co.	2,011
3,369	Dover Corp.	529
6,615	Fortive Corp.	403
34,446	Gates Industrial Corp. PLC(a)	519
1,569	Graco, Inc.	109
2,179	IDEX Corp.	418
8,257	Illinois Tool Works, Inc.	1,729
17,092	Ingersoll Rand, Inc.	861
506	Nordson Corp.	115
8,726	Otis Worldwide Corp.	671
11,372	The Middleby Corp.(a)	1,864
927	The Toro Co.	79
14,765	Westinghouse Air Brake Technologies Corp.	1,420
4,438	Xylem, Inc.	378
		13,235

	Media — 0.99%
546	Charter Communications, Inc., Class - A(a)	298
58,598	Comcast Corp., Class - A	2,744

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
17,467	Discovery, Inc.(a)	$435
2,377	Liberty Broadband Corp., Class - C(a)	322
4,935	Omnicom Group, Inc.	419
74,543	Paramount Global, Class - B	2,818
37,013	Sinclair Broadcast Group, Inc., Class - A	1,037
17,241	The Interpublic Group of Companies, Inc.	611
		8,684

	Metals & Mining — 0.05%
5,818	Newmont Corp.	462

	Mortgage Real Estate Investment Trusts — 0.28%
183,185	New Residential Investment Corp.	2,011
20,515	Starwood Property Trust, Inc.	496
		2,507

	Multiline Retail — 0.40%
939	Dollar General Corp.	209
4,517	Dollar Tree, Inc.(a)	723
12,273	Target Corp.	2,605
		3,537

	Multi-Utilities — 0.57%
84,210	CenterPoint Energy, Inc.	2,580
15,797	DTE Energy Co.	2,089
5,331	Public Service Enterprise Group, Inc.	373
		5,042

	Oil, Gas & Consumable Fuels — 2.73%
54,988	Antero Midstream Corp.	598
24,368	ConocoPhillips	2,437
79,339	Devon Energy Corp.	4,691
7,898	DT Midstream, Inc.	429
41,773	EQT Corp.	1,437
5,696	Exxon Mobil Corp.	470
142,438	Marathon Oil Corp.	3,577
13,944	ONEOK, Inc.	985
4,640	Pioneer Natural Resources Co.	1,160
115,830	Range Resources Corp.(a)	3,519
28,597	Targa Resources Corp.	2,158
77,642	The Williams Companies, Inc.	2,594
		24,055

	Personal Products — 0.56%
17,953	The Estee Lauder Companies, Inc.	4,889

	Pharmaceuticals — 3.05%
30,683	Eli Lilly & Co.	8,787
31,287	Johnson & Johnson	5,546
55,581	Merck & Co., Inc.	4,560
54,114	Novo Nordisk A/S, ADR	6,009
5,558	Organon & Co.	194
16,888	Pfizer, Inc.	874
4,788	Zoetis, Inc.	903
		26,873

	Professional Services — 0.16%
3,010	CoStar Group, Inc.(a)	200
2,353	Equifax, Inc.	558
2,931	Verisk Analytics, Inc., Class - A	629
		1,387

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	$116

	Road & Rail — 1.79%
916	AMERCO	547
124,263	CSX Corp.	4,654
1,274	Landstar System, Inc.	192
562	Old Dominion Freight Line, Inc.	168
98,786	Uber Technologies, Inc.(a)	3,525
24,231	Union Pacific Corp.	6,619
		15,705

	Semiconductors & Semiconductor Equipment — 4.84%
71,539	Advanced Micro Devices, Inc.(a)	7,822
8,866	Analog Devices, Inc.	1,464
6,209	Applied Materials, Inc.	818
6,383	Broadcom, Inc.	4,020
73,074	Intel Corp.	3,622
1,378	KLA Corp.	504
1,153	Lam Research Corp.	620
28,189	Marvell Technology, Inc.	2,021
3,708	Microchip Technology, Inc.	279
7,602	Micron Technology, Inc.	592
58,808	NVIDIA Corp.	16,046
3,257	ON Semiconductor Corp.(a)	204
30,091	QUALCOMM, Inc.	4,599
		42,611

	Software — 11.63%
12,173	Adobe, Inc.(a)	5,546
1,974	ANSYS, Inc.(a)	627
11,429	Atlassian Corp. PLC, Class - A(a)	3,358
9,699	Bill.com Holdings, Inc.(a)	2,200
14,221	Crowdstrike Holdings, Inc., Class - A(a)	3,229
1,303	Fortinet, Inc.(a)	445
1,687	HubSpot, Inc.(a)	801
5,422	Intuit, Inc.	2,607
183,203	Microsoft Corp.	56,485
63,347	Oracle Corp.	5,241
377	Palo Alto Networks, Inc.(a)	235
80,693	Salesforce, Inc.(a)	17,133
1,391	SS&C Technologies Holdings, Inc.	104
151	Synopsys, Inc.(a)	50
23,143	The Trade Desk, Inc., Class - A(a)	1,603
1,628	VMware, Inc., Class - A	185
10,080	Workday, Inc., Class - A(a)	2,414
		102,263

	Specialty Retail — 2.67%
854	Advance Auto Parts, Inc.	177
597	AutoZone, Inc.(a)	1,221
5,882	Best Buy Co., Inc.	535
376	Burlington Stores, Inc.(a)	68
41,191	Lowe's Companies, Inc.	8,328
3,321	O'Reilly Automotive, Inc.(a)	2,275
9,045	Ross Stores, Inc.	818
13,266	The Home Depot, Inc.	3,971
87,969	The TJX Companies, Inc.	5,329
1,256	Tractor Supply Co.	293
1,253	Ulta Beauty, Inc.(a)	499
		23,514

	Technology Hardware, Storage & Peripherals — 7.31%
368,386	Apple, Inc.	64,325

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods — 1.95%
29,217	Kering SA, ADR	$1,847
960	Kontoor Brands, Inc.	40
9,221	Lululemon Athletica, Inc.(a)	3,368
29,287	LVMH Moet Hennessy Louis Vuitton SE, ADR	4,176
54,266	NIKE, Inc., Class - B	7,301
6,722	V.F. Corp.	382
		17,114

	Tobacco — 0.19%
17,508	Philip Morris International, Inc.	1,645

	Trading Companies & Distributors — 0.29%
23,095	Air Lease Corp.	1,031
14,448	Fastenal Co.	858
1,221	W.W. Grainger, Inc.	630
		2,519
	Total Common Stocks	868,208

	Investment Companies — 0.51%
794,392	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(b)	794
3,693,537	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(b)	3,694
	Total Investment Companies	4,488

	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	212

	Total Investments (cost $275,842) — 99.22%	872,908
	Other assets in excess of liabilities — 0.78%	6,838

	Net Assets - 100.00%	$879,746

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	22.28%	76.41%	98.69%
Investment Companies	-	0.51%	0.51%
Purchased Options on Futures	-	0.02%	0.02%
Other Assets (Liabilities)	0.08%	0.70%	0.78%
Total Net Assets	22.36%	77.64%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	24	6/17/22	$7,137	$617
E-Mini S&P 500 Future	4	6/17/22	906	57
			$8,043	$674
	Total Unrealized Appreciation			$674
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$674

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	10	$2,124	$4,250.00	4/15/22	$(5)
E-Mini S&P 500 Future Option	Put	10	2,099	4,200.00	4/15/22	(3)
E-Mini S&P 500 Future Option	Put	10	2,100	4,200.00	4/29/22	(11)
E-Mini S&P 500 Future Option	Put	8	1,780	4,450.00	4/29/22	(25)
E-Mini S&P 500 Future Option	Put	5	900	3,600.00	5/20/22	(2)
E-Mini S&P 500 Future Option	Put	10	1,825	3,650.00	5/20/22	(5)
E-Mini S&P 500 Future Option	Put	8	1,708	4,270.00	5/20/22	(23)
E-Mini S&P 500 Future Option	Put	6	1,110	3,700.00	5/20/22	(3)
E-Mini S&P 500 Future Option	Put	5	1,045	4,180.00	5/20/22	(11)
E-Mini S&P 500 Future Option	Put	10	1,980	3,960.00	5/20/22	(11)
E-Mini S&P 500 Future Option	Put	10	1,950	3,900.00	5/20/22	(9)
E-Mini S&P 500 Future Option	Put	10	1,925	3,850.00	5/20/22	(8)
E-Mini S&P 500 Future Option	Put	6	1,122	3,740.00	5/20/22	(4)
E-Mini S&P 500 Future Option	Put	5	1,050	4,200.00	5/20/22	(12)
E-Mini S&P 500 Future Option	Put	5	920	3,680.00	5/20/22	(3)
E-Mini S&P 500 Future Option	Put	5	863	3,450.00	5/31/22	(2)
E-Mini S&P 500 Future Option	Put	10	1,950	3,900.00	5/31/22	(12)
E-Mini S&P 500 Future Option	Put	6	1,155	3,850.00	5/31/22	(6)
E-Mini S&P 500 Future Option	Put	10	1,910	3,820.00	5/31/22	(10)
E-Mini S&P 500 Future Option	Put	5	950	3,800.00	5/31/22	(5)
E-Mini S&P 500 Future Option	Put	6	1,110	3,700.00	5/31/22	(4)
E-Mini S&P 500 Future Option	Put	8	1,696	4,240.00	5/31/22	(24)
E-Mini S&P 500 Future Option	Put	5	875	3,500.00	5/31/22	(2)
E-Mini S&P 500 Future Option	Put	5	1,000	4,000.00	5/31/22	(8)
E-Mini S&P 500 Future Option	Put	6	1,080	3,600.00	5/31/22	(4)
E-Mini S&P 500 Future Option	Put	10	1,785	3,570.00	5/31/22	(6)
E-Mini S&P 500 Future Option	Put	5	1,013	4,050.00	6/17/22	(14)
E-Mini S&P 500 Future Option	Put	5	1,008	4,030.00	6/17/22	(13)
E-Mini S&P 500 Future Option	Put	4	790	3,950.00	6/17/22	(9)
E-Mini S&P 500 Future Option	Put	8	1,560	3,900.00	6/17/22	(15)
E-Mini S&P 500 Future Option	Put	6	1,155	3,850.00	6/17/22	(10)
E-Mini S&P 500 Future Option	Put	5	938	3,750.00	6/17/22	(7)
						$(286)

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Exchanged-traded options on futures contacts purchased as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	5	$1,125	$4,500.00	4/15/22	$13
E-Mini S&P 500 Future Option	Put	5	1,137	4,550.00	4/15/22	18
E-Mini S&P 500 Future Option	Put	14	2,799	4,000.00	4/15/22	2
E-Mini S&P 500 Future Option	Put	5	1,075	4,300.00	4/29/22	8
E-Mini S&P 500 Future Option	Put	5	1,125	4,500.00	4/29/22	20
E-Mini S&P 500 Future Option	Put	4	920	4,600.00	4/29/22	25
E-Mini S&P 500 Future Option	Put	5	1,063	4,250.00	5/20/22	14
E-Mini S&P 500 Future Option	Put	5	1,075	4,300.00	5/20/22	16
E-Mini S&P 500 Future Option	Put	4	904	4,520.00	5/20/22	24
E-Mini S&P 500 Future Option	Put	5	1,038	4,150.00	5/31/22	12
E-Mini S&P 500 Future Option	Put	5	1,063	4,250.00	5/31/22	16
E-Mini S&P 500 Future Option	Put	4	904	4,520.00	5/31/22	27
E-Mini S&P 500 Future Option	Put	4	850	4,250.00	6/17/22	17
						$212

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.40%
	Aerospace & Defense — 1.02%
8,745	General Dynamics Corp.	$2,109
1,244	HEICO Corp.	191
2,091	HEICO Corp., Class - A	265
11,057	Howmet Aerospace, Inc.	397
4,030	Huntington Ingalls Industries, Inc.	803
8,442	L3Harris Technologies, Inc.	2,098
9,151	Lockheed Martin Corp.	4,039
6,821	Northrop Grumman Corp.	3,050
42,600	Raytheon Technologies Corp.	4,221
6,416	Textron, Inc.	477
15,936	The Boeing Co.(a)	3,052
6,796	TransDigm Group, Inc.(a)	4,429
		25,131

	Air Freight & Logistics — 0.40%
16,139	C.H. Robinson Worldwide, Inc.	1,739
11,593	Expeditors International of Washington, Inc.	1,196
7,238	FedEx Corp.	1,675
24,184	United Parcel Service, Inc., Class - B	5,186
		9,796

	Airlines — 0.02%
4,579	Delta Air Lines, Inc.(a)	181
4,234	Southwest Airlines Co.(a)	194
		375

	Auto Components — 0.06%
7,743	Aptiv PLC(a)	927
6,867	BorgWarner, Inc.	267
1,710	Lear Corp.	244
		1,438

	Automobiles — 1.76%
111,894	Ford Motor Co.	1,892
106,414	General Motors Co.(a)	4,654
11,539	Lucid Group, Inc.^(a)	293
4,922	Rivian Automotive, Inc., Class - A^(a)	247
33,855	Tesla, Inc.(a)	36,483
		43,569

	Banks — 1.70%
210,731	Bank of America Corp.	8,685
56,623	Citigroup, Inc.	3,024
12,196	Citizens Financial Group, Inc.	553
19,696	Fifth Third Bancorp	848
350	First Citizens BancShares, Inc., Class - A	233
5,057	First Republic Bank	820
42,105	Huntington Bancshares, Inc.	616
84,548	JPMorgan Chase & Co.	11,525
27,387	KeyCorp	613
3,683	M&T Bank Corp.	624
12,164	PNC Financial Services Group, Inc.	2,244
27,324	Regions Financial Corp.	608
1,729	Signature Bank	507
1,673	SVB Financial Group(a)	936
38,210	Truist Financial Corp.	2,167
40,316	U.S. Bancorp	2,143
5,186	Webster Financial Corp.	291
114,109	Wells Fargo & Co.	5,530
		41,967

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages — 1.07%
19,664	Brown-Forman Corp., Class - B	$1,318
6,565	Constellation Brands, Inc., Class - A	1,512
52,734	Keurig Dr Pepper, Inc.	1,999
22,429	Molson Coors Beverage Co., Class - B	1,197
50,491	Monster Beverage Corp.(a)	4,035
44,832	PepsiCo, Inc.	7,504
1,308	The Boston Beer Co., Inc., Class - A(a)	508
135,277	The Coca-Cola Co.	8,386
		26,459

	Biotechnology — 1.50%
58,057	AbbVie, Inc.	9,411
7,021	Alnylam Pharmaceuticals, Inc.(a)	1,146
19,753	Amgen, Inc.	4,777
6,440	Biogen, Inc.(a)	1,356
8,898	BioMarin Pharmaceutical, Inc.(a)	686
4,903	Exact Sciences Corp.(a)	343
51,628	Gilead Sciences, Inc.	3,070
16,864	Incyte Corp.(a)	1,339
12,798	Moderna, Inc.(a)	2,204
9,324	Neurocrine Biosciences, Inc.(a)	874
3,848	Novavax, Inc.(a)	284
4,682	Regeneron Pharmaceuticals, Inc.(a)	3,270
11,972	Repligen Corp.(a)	2,252
7,896	Seagen, Inc.(a)	1,137
9,976	Vertex Pharmaceuticals, Inc.(a)	2,604
74,179	Vitrolife AB	2,440
		37,193

	Building Products — 0.45%
15,973	A.O. Smith Corp.	1,021
2,569	Allegion PLC	282
48,571	Builders FirstSource, Inc.(a)	3,135
40,326	Carrier Global Corp.	1,850
3,950	Fortune Brands Home & Security, Inc.	293
25,108	Johnson Controls International PLC	1,647
3,709	Lennox International, Inc.	956
10,045	Masco Corp.	512
2,956	Owens Corning	270
8,121	Trane Technologies PLC	1,240
		11,206

	Capital Markets — 2.99%
3,254	Ameriprise Financial, Inc.	977
4,356	BlackRock, Inc., Class - A	3,329
19,633	Blackstone, Inc., Class - A	2,492
11,443	CBOE Global Markets, Inc.	1,309
25,631	CME Group, Inc.	6,096
1,076	Coinbase Global, Inc., Class - A(a)	204
9,399	FactSet Research Systems, Inc.	4,080
8,637	Franklin Resources, Inc.	241
49,751	Intercontinental Exchange, Inc.	6,573
9,906	Invesco Ltd.	228
22,739	KKR & Co., Inc.	1,330
3,115	MarketAxess Holdings, Inc.	1,060
15,824	Moody's Corp.	5,340
38,553	Morgan Stanley	3,370
11,053	Morningstar, Inc.	3,019
8,285	MSCI, Inc.	4,167
4,396	Nasdaq, Inc.	784
5,645	Northern Trust Corp.	657
5,301	Raymond James Financial, Inc.	583
5,327	Robinhood Markets, Inc., Class - A^(a)	72
22,577	S&P Global, Inc.	9,261

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
3,419	SEI Investments Co.	$206
10,466	State Street Corp.	912
6,471	T. Rowe Price Group, Inc.	978
22,515	The Bank of New York Mellon Corp.	1,117
4,549	The Carlyle Group, Inc.	222
124,914	The Charles Schwab Corp.	10,532
11,321	The Goldman Sachs Group, Inc.	3,737
13,061	Tradeweb Markets, Inc., Class - A	1,148
		74,024

	Chemicals — 1.29%
6,901	Air Products & Chemicals, Inc.	1,724
3,348	Albemarle Corp.	740
3,183	Celanese Corp., Series A	455
6,158	CF Industries Holdings, Inc.	635
21,015	Corteva, Inc.	1,208
21,343	Dow, Inc.	1,360
14,958	DuPont de Nemours, Inc.	1,101
3,887	Eastman Chemical Co.	436
7,369	Ecolab, Inc.	1,301
3,685	FMC Corp.	485
35,912	International Flavors & Fragrances, Inc.	4,716
30,932	Linde PLC	9,881
7,659	LyondellBasell Industries N.V., Class - A	787
8,758	PPG Industries, Inc.	1,148
6,483	RPM International, Inc.	528
10,595	The Mosaic Co.	705
18,806	The Sherwin-Williams Co.	4,694
		31,904

	Commercial Services & Supplies — 0.67%
2,643	Cintas Corp.	1,124
25,093	Copart, Inc.(a)	3,149
13,679	Republic Services, Inc.	1,812
31,300	Rollins, Inc.	1,097
46,714	Waste Connections, Inc.	6,526
18,577	Waste Management, Inc.	2,945
		16,653

	Communications Equipment — 0.46%
6,586	Arista Networks, Inc.(a)	915
120,945	Cisco Systems, Inc.	6,745
4,234	F5, Inc.(a)	884
35,345	Juniper Networks, Inc.	1,313
6,109	Motorola Solutions, Inc.	1,480
		11,337

	Construction & Engineering — 0.14%
87,569	WillScot Mobile Mini Holdings Corp.(a)	3,427

	Construction Materials — 0.07%
1,786	Martin Marietta Materials, Inc.	687
5,736	Vulcan Materials Co.	1,054
		1,741

	Consumer Finance — 0.30%
10,328	Ally Financial, Inc.	449
18,815	American Express Co.	3,519
12,164	Capital One Financial Corp.	1,597
8,375	Discover Financial Services	923
14,730	SoFi Technologies, Inc^(a)	139
15,665	Synchrony Financial	545

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
1,210	Upstart Holdings, Inc.(a)	$132
		7,304

	Containers & Packaging — 0.47%
44,048	Amcor PLC	499
2,373	Avery Dennison Corp.	413
43,512	Ball Corp.	3,916
31,977	Crown Holdings, Inc.	4,000
10,629	International Paper Co.	491
5,382	Packaging Corporation of America	840
16,182	Sealed Air Corp.	1,084
7,643	WestRock Co.	359
		11,602

	Distributors — 0.25%
4,100	Genuine Parts Co.	517
7,961	LKQ Corp.	362
12,838	Pool Corp.	5,428
		6,307

	Diversified Financial Services — 0.59%
10,273	Apollo Global Management, Inc.	637
38,890	Berkshire Hathaway, Inc., Class - B(a)	13,725
10,593	Equitable Holdings, Inc.	327
		14,689

	Diversified Telecommunication Services — 0.57%
235,982	AT&T, Inc.	5,576
32,465	Liberty Global PLC, Class - C(a)	841
52,487	Lumen Technologies, Inc.	591
139,661	Verizon Communications, Inc.	7,115
		14,123

	Electric Utilities — 1.34%
24,329	Alliant Energy Corp.	1,520
26,912	American Electric Power Company, Inc.	2,685
10,115	Constellation Energy Corp.	569
31,048	Duke Energy Corp.	3,467
20,743	Edison International	1,454
11,048	Entergy Corp.	1,289
15,906	Evergy, Inc.	1,087
20,628	Eversource Energy	1,819
30,347	Exelon Corp.	1,445
31,697	FirstEnergy Corp.	1,453
66,285	NextEra Energy, Inc.	5,616
10,588	NRG Energy, Inc.	406
42,615	PG&E Corp.(a)	509
9,533	Pinnacle West Capital Corp.	745
43,660	PPL Corp.	1,247
42,472	The Southern Co.	3,079
65,843	Xcel Energy, Inc.	4,753
		33,143

	Electrical Equipment — 0.36%
6,617	AMETEK, Inc.	881
11,409	Eaton Corp. PLC	1,731
17,111	Emerson Electric Co.	1,678
1,807	Generac Holdings, Inc.(a)	537
14,740	Plug Power, Inc.(a)	422
3,322	Rockwell Automation, Inc.	930
4,532	Sensata Technologies Holding PLC(a)	230
4,991	Sunrun, Inc.(a)	152

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
160,456	Vertiv Holdings Co.	$2,247
		8,808

	Electronic Equipment, Instruments & Components — 0.30%
17,122	Amphenol Corp., Class - A	1,290
2,059	Arrow Electronics, Inc.(a)	244
3,921	CDW Corp.	701
5,039	Cognex Corp.	389
23,207	Corning, Inc.	857
1,068	IPG Photonics Corp.(a)	117
5,268	Keysight Technologies, Inc.(a)	832
9,388	TE Connectivity Ltd.	1,230
1,335	Teledyne Technologies, Inc.(a)	631
7,175	Trimble, Inc.(a)	518
1,523	Zebra Technologies Corp.(a)	630
		7,439

	Energy Equipment & Services — 0.16%
23,625	Baker Hughes, Inc.	860
25,483	Halliburton Co.	965
54,112	Schlumberger N.V.	2,236
		4,061

	Entertainment — 1.31%
31,908	Activision Blizzard, Inc.	2,557
14,688	AMC Entertainment Holdings, Inc.(a)	362
15,237	Electronic Arts, Inc.	1,928
5,515	Liberty Media Corp. - Liberty Formula One, Class - C(a)	385
4,701	Live Nation Entertainment, Inc.(a)	553
28,275	Netflix, Inc.(a)	10,590
7,727	ROBLOX Corp., Class - A(a)	357
3,319	Roku, Inc.(a)	416
25,862	Sea Ltd., ADR(a)	3,098
3,212	Spotify Technology SA(a)	485
8,569	Take-Two Interactive Software, Inc.(a)	1,318
74,900	The Walt Disney Co.(a)	10,273
		32,322

	Equity Real Estate Investment Trusts — 5.49%
32,322	Acadia Realty Trust	700
15,283	Alexandria Real Estate Equities, Inc.	3,076
119,628	American Homes 4 Rent, Class - A	4,788
27,858	American Tower Corp.	6,999
26,008	AvalonBay Communities, Inc.	6,458
4,247	Boston Properties, Inc.	547
99,773	Brixmor Property Group, Inc.	2,575
23,241	Camden Property Trust	3,862
31,935	Crown Castle International Corp.	5,896
14,078	Digital Realty Trust, Inc.	1,997
47,208	Douglas Emmett, Inc.	1,578
13,591	Duke Realty Corp.	789
6,340	Equinix, Inc.	4,703
12,163	Equity Lifestyle Properties, Inc.	930
16,207	Equity Residential	1,457
3,129	Essex Property Trust, Inc.	1,081
27,376	Extra Space Storage, Inc.	5,628
22,497	First Industrial Realty Trust, Inc.	1,393
15,426	Healthpeak Properties, Inc.	530
20,360	Host Hotels & Resorts, Inc.	396
69,586	Independence Realty Trust, Inc.	1,840
2,228	Innovative Industrial Properties, Inc.	458
108,918	Invitation Homes, Inc.	4,376

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
23,421	Iron Mountain, Inc.	$1,298
124,907	Kimco Realty Corp.	3,085
21,955	Life Storage, Inc.	3,083
14,026	LTC Properties, Inc.	540
17,050	Medical Properties Trust, Inc.	360
5,917	Mid-America Apartment Communities, Inc.	1,239
43,172	Phillips Edison & Co., Inc.	1,485
82,729	Prologis, Inc.	13,358
15,618	Public Storage	6,096
16,149	Realty Income Corp.	1,119
4,360	Regency Centers Corp.	311
40,020	Rexford Industrial Realty, Inc.	2,985
16,995	Ryman Hospitality Properties, Inc.(a)	1,577
9,753	SBA Communications Corp.	3,356
25,286	Simon Property Group, Inc.	3,326
34,419	SL Green Realty Corp.	2,794
21,265	Spirit Realty Capital, Inc.	979
50,271	Sun Communities, Inc.	8,812
81,343	UDR, Inc.	4,667
43,754	Ventas, Inc.	2,703
45,270	Veris Residential, Inc.(a)	787
79,696	VICI Properties, Inc.	2,268
4,661	Vornado Realty Trust	211
64,534	Welltower, Inc.	6,203
21,458	Weyerhaeuser Co.	813
6,603	WP Carey, Inc.	534
		136,046

	Food & Staples Retailing — 0.99%
19,599	Costco Wholesale Corp.	11,287
14,641	Sysco Corp.	1,195
47,264	The Kroger Co.	2,711
36,745	Walgreens Boots Alliance, Inc.	1,645
51,673	Walmart, Inc.	7,695
		24,533

	Food Products — 1.13%
22,132	Archer-Daniels-Midland Co.	1,998
9,406	Bunge Ltd.	1,042
33,304	Campbell Soup Co.	1,484
48,570	Conagra Brands, Inc.	1,631
37,210	General Mills, Inc.	2,520
33,975	Hormel Foods Corp.	1,751
25,160	Kellogg Co.	1,623
54,235	Lamb Weston Holding, Inc.	3,250
19,628	McCormick & Company, Inc.	1,959
54,038	Mondelez International, Inc., Class - A	3,392
10,107	The Hershey Co.	2,189
12,005	The J.M. Smucker Co.	1,625
39,023	The Kraft Heinz Co.	1,537
20,829	Tyson Foods, Inc., Class - A	1,867
		27,868

	Gas Utilities — 0.09%
14,170	Atmos Energy Corp.	1,693
12,958	UGI Corp.	470
		2,163

	Health Care Equipment & Supplies — 2.74%
59,096	Abbott Laboratories	6,993
3,503	Abiomed, Inc.(a)	1,161
7,669	Align Technology, Inc.(a)	3,344
27,076	Baxter International, Inc.	2,100
12,585	Becton Dickinson & Co.	3,347

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
40,746	Boston Scientific Corp.(a)	$1,805
35,288	Danaher Corp.	10,351
14,468	DENTSPLY SIRONA, Inc.	712
5,165	Dexcom, Inc.(a)	2,643
18,809	Edwards Lifesciences Corp.(a)	2,214
11,269	Hologic, Inc.(a)	865
8,785	IDEXX Laboratories, Inc.(a)	4,806
21,086	Insulet Corp.(a)	5,617
13,271	Intuitive Surgical, Inc.(a)	4,004
5,227	Masimo Corp.(a)	761
41,499	Medtronic PLC	4,605
2,660	Novocure Ltd.(a)	220
5,133	ResMed, Inc.	1,245
16,314	STERIS PLC	3,944
9,714	Stryker Corp.	2,597
1,960	Teleflex, Inc.	695
2,494	The Cooper Companies, Inc.	1,042
4,184	West Pharmaceutical Services, Inc.	1,719
7,696	Zimmer Biomet Holdings, Inc.	984
172	Zimvie, Inc.(a)	4
		67,778

	Health Care Providers & Services — 1.80%
9,497	AmerisourceBergen Corp.	1,469
6,929	Anthem, Inc.	3,404
16,223	Cardinal Health, Inc.	919
16,686	Centene Corp.(a)	1,405
9,506	Cigna Corp.	2,278
46,931	CVS Health Corp.	4,750
7,461	DaVita, Inc.(a)	844
10,787	HCA Healthcare, Inc.	2,704
12,578	Henry Schein, Inc.(a)	1,096
3,678	Humana, Inc.	1,601
2,760	Laboratory Corporation of America Holdings(a)	728
6,152	McKesson Corp.	1,883
1,672	Molina Heathcare, Inc.(a)	558
18,085	Oak Street Health, Inc.(a)	486
10,233	Quest Diagnostics, Inc.	1,400
36,925	UnitedHealth Group, Inc.	18,831
2,174	Universal Health Services, Inc., Class - B	315
		44,671

	Health Care Technology — 0.50%
21,561	Cerner Corp.	2,018
118,307	Definitive Healthcare Corp.(a)	2,916
51,808	Doximity, Inc., Class - A(a)	2,699
11,359	Teladoc Health, Inc.(a)	820
18,399	Veeva Systems, Inc., Class - A(a)	3,908
		12,361

	Hotels, Restaurants & Leisure — 1.75%
36,646	Airbnb, Inc., Class - A(a)	6,294
6,574	Aramark	247
2,484	Booking Holdings, Inc.(a)	5,834
6,086	Caesars Entertainment, Inc.(a)	471
23,698	Carnival Corp.(a)	479
2,061	Chipotle Mexican Grill, Inc.(a)	3,261
16,464	Choice Hotels International, Inc.	2,334
3,730	Darden Restaurants, Inc.	496
3,296	Domino's Pizza, Inc.	1,342
9,203	DraftKings, Inc., Class - A(a)	179
21,087	Expedia Group, Inc.(a)	4,126
17,739	Hilton Grand Vacations, Inc.(a)	923

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
10,011	Hilton Worldwide Holdings, Inc.(a)	$1,519
4,528	Hyatt Hotels Corp., Class - A(a)	432
9,841	Las Vegas Sands Corp.(a)	383
7,893	Marriott International, Inc., Class - A(a)	1,387
24,299	McDonald's Corp.	6,007
11,011	MGM Resorts International	462
104,689	Playa Hotels & Resorts N.V.(a)	906
6,561	Royal Caribbean Cruises Ltd.(a)	550
33,623	Starbucks Corp.	3,059
2,655	Vail Resorts, Inc.	691
2,969	Wynn Resorts Ltd.(a)	237
13,943	YUM! Brands, Inc.	1,652
		43,271

	Household Durables — 0.28%
52,007	D.R. Horton, Inc.	3,875
6,915	Garmin Ltd.	820
7,863	Lennar Corp., Class - A	638
1,681	Mohawk Industries, Inc.(a)	209
10,918	Newell Brands, Inc.	234
98	NVR, Inc.(a)	438
7,433	PulteGroup, Inc.	311
1,795	Whirlpool Corp.	310
		6,835

	Household Products — 0.97%
57,080	Church & Dwight Co., Inc.	5,673
36,873	Colgate-Palmolive Co.	2,796
18,053	Kimberly-Clark Corp.	2,223
10,735	The Clorox Co.	1,492
76,922	The Procter & Gamble Co.	11,754
		23,938

	Independent Power and Renewable Electricity Producers — 0.05%
19,072	The AES Corp.	491
31,272	Vistra Corp.	727
		1,218

	Industrial Conglomerates — 0.57%
20,021	3M Co.	2,981
31,417	General Electric Co.	2,875
19,687	Honeywell International, Inc.	3,830
9,554	Roper Technologies, Inc.	4,512
		14,198

	Insurance — 1.74%
17,891	Aflac, Inc.	1,152
398	Alleghany Corp.(a)	337
2,063	American Financial Group, Inc.	300
23,824	American International Group, Inc.	1,495
9,237	Aon PLC, Class - A	3,008
38,572	Arch Capital Group Ltd.(a)	1,868
27,525	Arthur J. Gallagher & Co.	4,807
3,075	Assurant, Inc.	559
16,364	Brown & Brown, Inc.	1,182
13,329	Chubb Ltd.	2,851
4,366	Cincinnati Financial Corp.	594
6,991	Erie Indemnity Co., Class - A	1,232
1,967	Everest Re Group Ltd.	593
11,296	Fidelity National Financial, Inc.	552
2,768	Globe Life, Inc.	278
5,113	Lincoln National Corp.	334
5,605	Loews Corp.	363

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
1,990	Markel Corp.(a)	$2,936
35,736	Marsh & McLennan Companies, Inc.	6,089
20,124	MetLife, Inc.	1,414
7,653	Principal Financial Group, Inc.	562
10,646	Prudential Financial, Inc.	1,258
4,837	RenaissanceRe Holdings Ltd.	767
10,359	The Allstate Corp.	1,435
9,631	The Hartford Financial Services Group, Inc.	692
25,974	The Progressive Corp.	2,961
7,822	The Travelers Companies, Inc.	1,429
6,099	W.R. Berkley Corp.	406
6,490	Willis Towers Watson PLC	1,533
		42,987

	Interactive Media & Services — 3.85%
12,718	Alphabet, Inc., Class - A(a)	35,374
9,340	Alphabet, Inc., Class - C(a)	26,087
193,234	Auto Trader Group PLC	1,595
38,984	IAC/InterActiveCorp.(a)	3,910
16,614	Match Group, Inc.(a)	1,806
88,450	Meta Platforms, Inc., Class - A(a)	19,667
15,877	Pinterest, Inc., Class - A(a)	391
55,608	Scout24 AG	3,170
61,175	Snap, Inc., Class - A(a)	2,201
22,838	Twitter, Inc.(a)	884
8,225	ZoomInfo Technologies, Inc.(a)	491
		95,576

	Internet & Direct Marketing Retail — 2.43%
16,407	Amazon.com, Inc.(a)	53,485
13,091	Chewy, Inc., Class - A(a)	534
3,071	DoorDash, Inc., Class - A(a)	360
31,470	eBay, Inc.	1,802
3,609	Etsy, Inc.(a)	449
2,793	MercadoLibre, Inc.(a)	3,322
2,103	Wayfair, Inc., Class - A(a)	233
		60,185

	IT Services — 4.67%
18,215	Accenture PLC, Class - A	6,143
73,861	Adyen N.V., ADR(a)	1,460
849	Adyen N.V.(a)	1,681
4,981	Affirm Holdings, Inc.(a)	231
13,425	Akamai Technologies, Inc.(a)	1,602
12,064	Automatic Data Processing, Inc.	2,745
67,648	Bigcommerce Holdings, Inc.(a)	1,482
26,648	Black Knight, Inc.(a)	1,546
29,247	Block, Inc., Class - A(a)	3,983
7,270	Broadridge Financial Solutions, Inc.	1,132
14,988	Cognizant Technology Solutions Corp.	1,344
1,621	EPAM Systems, Inc.(a)	481
47,404	Fidelity National Information Services, Inc.	4,761
51,122	Fiserv, Inc.(a)	5,183
2,247	FleetCor Technologies, Inc.(a)	560
2,396	Gartner, Inc.(a)	713
22,917	Global Payments, Inc.	3,136
18,882	GMO Payment Gateway, Inc.	1,924
46,401	GoDaddy, Inc., Class - A(a)	3,884
27,228	International Business Machines Corp.	3,540
6,956	Jack Henry & Associates, Inc.	1,371
298	Kyndryl Holdings, Inc.(a)	4
159,645	Marqeta, Inc., Class - A(a)	1,762
50,240	MasterCard, Inc., Class - A	17,955

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
1,737	MongoDB, Inc.(a)	$771
7,084	Okta, Inc.(a)	1,069
9,235	Paychex, Inc.	1,260
61,319	PayPal Holdings, Inc.(a)	7,091
7,060	Shopify, Inc., Class - A(a)	4,773
17,737	Snowflake, Inc., Class - A(a)	4,063
47,085	The Western Union Co.	882
8,329	Twilio, Inc., Class - A(a)	1,373
24,608	VeriSign, Inc.(a)	5,475
92,558	Visa, Inc., Class - A	20,526
		115,906

	Leisure Products — 0.03%
3,730	Hasbro, Inc.	306
18,421	Peloton Interactive, Inc., Class - A(a)	486
		792

	Life Sciences Tools & Services — 2.31%
6,233	10X Genomics, Inc., Class - A(a)	474
52,941	Agilent Technologies, Inc.	7,006
15,044	Avantor, Inc.(a)	509
1,595	Bio-Rad Laboratories, Inc., Class - A(a)	899
2,549	Bio-Techne Corp.	1,103
1,443	Charles River Laboratories International, Inc.(a)	410
62,262	Eurofins Scientific SE	6,158
4,183	Illumina, Inc.(a)	1,462
19,059	IQVIA Holdings, Inc.(a)	4,406
15,459	Medpace Holdings, Inc.(a)	2,529
4,131	Mettler-Toledo International, Inc.(a)	5,672
22,657	PerkinElmer, Inc.	3,953
14,782	Sartorius Stedim Biotech	6,051
26,484	Thermo Fisher Scientific, Inc.	15,643
3,141	Waters Corp.(a)	975
		57,250

	Machinery — 0.91%
15,448	Caterpillar, Inc.	3,443
5,479	Cummins, Inc.	1,123
8,429	Deere & Co.	3,503
4,121	Dover Corp.	647
9,733	Fortive Corp.	593
20,776	IDEX Corp.	3,983
9,017	Illinois Tool Works, Inc.	1,888
11,600	Ingersoll Rand, Inc.	584
1,492	Nordson Corp.	339
23,790	Otis Worldwide Corp.	1,831
16,373	PACCAR, Inc.	1,442
3,695	Parker Hannifin Corp.	1,048
4,748	Pentair PLC	257
1,545	Snap-on, Inc.	317
4,663	Stanley Black & Decker, Inc.	652
5,141	Westinghouse Air Brake Technologies Corp.	494
5,156	Xylem, Inc.	440
		22,584

	Media — 0.96%
340	Cable One, Inc.	497
10,124	Charter Communications, Inc., Class - A(a)	5,525
138,050	Comcast Corp., Class - A	6,464
28,350	Discovery, Inc.(a)	706
32,014	Discovery, Inc., Class - C(a)	799
7,016	Dish Network Corp.(a)	222

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
18,929	Fox Corp., Class - A	$747
12,741	Fox Corp., Class - B	462
3,939	Liberty Broadband Corp., Class - A(a)	516
29,083	Liberty Broadband Corp., Class - C(a)	3,936
26,267	Liberty Global PLC, Class - A(a)	670
2,361	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	108
4,816	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	220
18,559	News Corp., Class - A	411
12,002	Omnicom Group, Inc.	1,019
17,275	Paramount Global, Class - B	653
67,000	Sirius XM Holdings, Inc.^	443
11,263	The Interpublic Group of Companies, Inc.	399
		23,797

	Metals & Mining — 0.43%
182,554	Constellium SE(a)	3,285
42,009	Freeport-McMoRan, Inc.	2,090
43,572	Newmont Corp.	3,462
8,154	Nucor Corp.	1,212
5,820	Steel Dynamics, Inc.	486
		10,535

	Mortgage Real Estate Investment Trusts — 0.07%
77,857	AGNC Investment Corp.	1,019
101,490	Annaly Capital Management, Inc.	715
		1,734

	Multiline Retail — 0.41%
11,685	Dollar General Corp.	2,601
15,705	Dollar Tree, Inc.(a)	2,515
23,925	Target Corp.	5,078
		10,194

	Multi-Utilities — 0.94%
17,663	Ameren Corp.	1,656
18,046	CenterPoint Energy, Inc.	553
62,195	CMS Energy Corp.	4,350
25,227	Consolidated Edison, Inc.	2,389
35,125	Dominion Energy, Inc.	2,985
9,294	DTE Energy Co.	1,229
42,367	NiSource, Inc.	1,347
29,232	Public Service Enterprise Group, Inc.	2,046
12,806	Sempra Energy	2,152
46,536	WEC Energy Group, Inc.	4,645
		23,352

	Oil, Gas & Consumable Fuels — 1.61%
12,343	Cheniere Energy, Inc.	1,711
55,147	Chevron Corp.	8,980
37,847	ConocoPhillips	3,785
22,097	Coterra Energy, Inc.	596
18,410	Devon Energy Corp.	1,089
4,905	Diamondback Energy, Inc.	672
16,711	EOG Resources, Inc.	1,992
121,134	Exxon Mobil Corp.	10,004
7,976	Hess Corp.	854
58,169	Kinder Morgan, Inc.	1,100
17,716	Marathon Petroleum Corp.	1,515
26,723	Occidental Petroleum Corp.	1,516
12,755	ONEOK, Inc.	901
12,536	Phillips 66	1,083
6,634	Pioneer Natural Resources Co.	1,659

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
34,774	The Williams Companies, Inc.	$1,162
11,701	Valero Energy Corp.	1,188
		39,807

	Personal Products — 0.29%
5,129	L'Oreal SA	2,048
18,793	The Estee Lauder Companies, Inc.	5,118
		7,166

	Pharmaceuticals — 2.35%
79,152	Bristol-Myers Squibb Co.	5,781
4,875	Catalent, Inc.(a)	541
17,383	Elanco Animal Health, Inc.(a)	453
32,881	Eli Lilly & Co.	9,416
9,540	Horizon Therapeutics PLC(a)	1,004
7,428	Jazz Pharmaceuticals PLC(a)	1,156
81,495	Johnson & Johnson	14,443
85,834	Merck & Co., Inc.	7,043
4,323	Novo Nordisk A/S, ADR	480
249,164	Pfizer, Inc.	12,898
33,530	Royalty Pharma PLC, Class - A	1,307
66,806	Viatris, Inc.	727
15,012	Zoetis, Inc.	2,831
		58,080

	Professional Services — 0.71%
16,029	Booz Allen Hamilton Holding Corp.	1,408
49,794	Clarivate PLC(a)	835
87,484	CoStar Group, Inc.(a)	5,828
12,828	Equifax, Inc.	3,041
5,203	Jacobs Engineering Group, Inc.	717
6,059	Leidos Holdings, Inc.	654
3,206	Robert Half International, Inc.	366
5,481	TransUnion	566
18,842	Verisk Analytics, Inc., Class - A	4,044
		17,459

	Real Estate Management & Development — 0.35%
24,547	CBRE Group, Inc., Class - A(a)	2,247
10,782	Colliers International Group, Inc.	1,406
120,735	Tricon Residential, Inc.	1,919
1,749	Zillow Group, Inc., Class - A(a)	84
62,302	Zillow Group, Inc., Class - C(a)	3,071
		8,727

	Road & Rail — 1.20%
1,388	AMERCO	828
48,313	Canadian Pacific Railway Ltd.	3,989
108,156	CSX Corp.	4,050
5,278	JB Hunt Transport Services, Inc.	1,060
18,763	Knight-Swift Transportation Holdings, Inc.	947
7,448	Lyft, Inc., Class - A(a)	286
6,940	Norfolk Southern Corp.	1,979
15,834	Old Dominion Freight Line, Inc.	4,728
189,076	Uber Technologies, Inc.(a)	6,746
18,374	Union Pacific Corp.	5,021
		29,634

	Semiconductors & Semiconductor Equipment — 3.64%
75,986	Advanced Micro Devices, Inc.(a)	8,309
15,325	Analog Devices, Inc.	2,531
25,578	Applied Materials, Inc.	3,371
3,607	ASML Holding NV, NYS	2,409
13,322	Broadcom, Inc.	8,390

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3,647	Enphase Energy, Inc.(a)	$736
3,867	Entegris, Inc.	508
116,685	Intel Corp.	5,783
4,355	KLA Corp.	1,594
4,048	Lam Research Corp.	2,176
23,486	Marvell Technology, Inc.	1,684
15,629	Microchip Technology, Inc.	1,174
32,102	Micron Technology, Inc.	2,500
1,244	Monolithic Power Systems, Inc.	604
115,262	NVIDIA Corp.	31,451
7,561	NXP Semiconductors N.V.	1,399
12,277	ON Semiconductor Corp.(a)	769
3,169	Qorvo, Inc.(a)	393
32,033	QUALCOMM, Inc.	4,895
4,709	Skyworks Solutions, Inc.	628
1,491	SolarEdge Technologies, Inc.(a)	481
28,806	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,003
4,704	Teradyne, Inc.	556
26,326	Texas Instruments, Inc.	4,830
		90,174

	Software — 10.05%
26,029	Adobe, Inc.(a)	11,859
15,529	ANSYS, Inc.(a)	4,932
10,901	Appfolio, Inc., Class - A(a)	1,234
1,906	Asana, Inc., Class - A(a)	76
5,373	Atlassian Corp. PLC, Class - A(a)	1,579
19,783	Autodesk, Inc.(a)	4,241
44,420	Avalara, Inc.(a)	4,420
5,006	Bentley Systems, Inc., Class - B	221
2,138	Bill.com Holdings, Inc.(a)	485
41,132	Blackline, Inc.(a)	3,012
28,557	Cadence Design Systems, Inc.(a)	4,696
40,235	Ceridian HCM Holding, Inc.(a)	2,751
14,725	Citrix Systems, Inc.	1,485
12,518	Cloudflare, Inc., Class - A(a)	1,499
40,585	Coupa Software, Inc.(a)	4,125
12,938	Crowdstrike Holdings, Inc., Class - A(a)	2,938
53,985	Dassault Systemes SE(a)	2,652
6,313	Datadog, Inc., Class - A(a)	956
7,442	DocuSign, Inc.(a)	797
22,403	Dropbox, Inc., Class - A(a)	521
113,116	Duck Creek Technologies, Inc.(a)	2,502
5,289	Dynatrace, Inc.(a)	249
37,017	Elastic N.V.(a)	3,293
31,111	Envestnet, Inc.(a)	2,316
813	Fair Isaac Corp.(a)	379
3,959	Fortinet, Inc.(a)	1,353
5,272	Guidewire Software, Inc.(a)	499
2,140	HubSpot, Inc.(a)	1,016
17,887	Intuit, Inc.	8,601
27,116	Kinaxis, Inc.(a)	3,549
284,038	Microsoft Corp.	87,571
93,890	Money Forward, Inc.	4,168
59,235	Nortonlifelock, Inc.	1,571
51,619	Oracle Corp.	4,271
45,365	Palantir Technologies, Inc., Class - A(a)	623
10,089	Palo Alto Networks, Inc.(a)	6,281
13,010	PAYCOM Software, Inc.(a)	4,507
11,274	Paylocity Holding Corp.(a)	2,320
45,132	Procore Technologies, Inc.(a)	2,616
3,180	PTC, Inc.(a)	343

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
2,212	RingCentral, Inc., Class - A(a)	$259
84,255	Sailpoint Technologies Holdings, Inc.(a)	4,312
57,147	Salesforce, Inc.(a)	12,134
15,034	ServiceNow, Inc.(a)	8,373
4,674	Splunk, Inc.(a)	695
51,498	SS&C Technologies Holdings, Inc.	3,863
4,349	Synopsys, Inc.(a)	1,449
60,723	The Descartes Systems Group, Inc.(a)	4,446
321,915	The Sage Group PLC	2,949
24,099	The Trade Desk, Inc., Class - A(a)	1,669
12,907	Tyler Technologies, Inc.(a)	5,742
1,617	Unity Software, Inc.(a)	160
6,814	VMware, Inc., Class - A	776
24,648	Workday, Inc., Class - A(a)	5,901
15,567	Xero Ltd.(a)	1,179
3,433	Zendesk, Inc.(a)	413
9,719	Zoom Video Communications, Inc., Class - A(a)	1,139
4,682	Zscaler, Inc.(a)	1,130
		249,096

	Specialty Retail — 1.39%
3,695	Advance Auto Parts, Inc.	765
1,136	AutoZone, Inc.(a)	2,323
68,288	Bath & Body Works, Inc.	3,264
6,452	Best Buy Co., Inc.	586
1,910	Burlington Stores, Inc.(a)	348
4,664	CarMax, Inc.(a)	450
2,174	Carvana Co.(a)	259
10,819	Lithia Motors, Inc., Class - A	3,247
19,263	Lowe's Companies, Inc.	3,895
3,517	O'Reilly Automotive, Inc.(a)	2,409
10,184	Ross Stores, Inc.	921
33,306	The Home Depot, Inc.	9,969
56,073	The TJX Companies, Inc.	3,397
8,115	Tractor Supply Co.	1,894
1,473	Ulta Beauty, Inc.(a)	587
		34,314

	Technology Hardware, Storage & Peripherals — 4.01%
529,796	Apple, Inc.	92,508
7,942	DELL Technologies, Inc., Class - C(a)	399
37,365	Hewlett Packard Enterprise Co.	624
32,988	HP, Inc.	1,197
79,788	NCR Corp.(a)	3,207
6,388	NetApp, Inc.	530
5,841	Seagate Technology Holdings PLC	525
8,804	Western Digital Corp.(a)	437
		99,427

	Textiles, Apparel & Luxury Goods — 0.62%
11,096	Deckers Outdoor Corp.(a)	3,038
14,932	Kering SA, ADR	944
6,829	Lululemon Athletica, Inc.(a)	2,494
14,950	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,132
45,929	NIKE, Inc., Class - B	6,180
9,551	V.F. Corp.	543
		15,331

	Tobacco — 0.36%
74,250	Altria Group, Inc.	3,880

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco (continued)
52,482	Philip Morris International, Inc.	$4,930
		8,810

	Trading Companies & Distributors — 0.11%
19,884	Fastenal Co.	1,181
2,072	United Rentals, Inc.(a)	736
1,556	W.W. Grainger, Inc.	803
		2,720

	Water Utilities — 0.10%
10,571	American Water Works Co., Inc.	1,749
16,558	Essential Utilities, Inc.	847
		2,596

	Wireless Telecommunication Services — 0.25%
48,802	T-Mobile US, Inc.(a)	6,264
	Total Common Stocks	2,015,395

	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 6/8/29 (b)	–
	Total Contingent Right	–

	Exchange-Traded Funds — 4.75%
1,530,230	Invesco S&P 500 Low Volatility ETF	102,663
32,942	SPDR S&P 500 ETF Trust	14,878
	Total Exchange-Traded Funds	117,541

	Investment Companies — 11.40%
1,066,126	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(c)	1,066
281,149,772	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(c)	281,150
	Total Investment Companies	282,216

	Purchased Options on Futures — 0.08%
	Total Purchased Options on Futures	2,050

	Total Investments (cost $1,599,204) — 97.63%	2,417,202
	Other assets in excess of liabilities — 2.37%	58,580

	Net Assets - 100.00%	$2,475,782

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2022.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	12.90%	4.03%	61.12%	-	3.35%	-	81.40%
Contingent Right	-	-	0.00%	-	-	-	0.00%
Exchange-Traded Funds	0.60%	-	-	4.15%	-	-	4.75%
Investment Companies	-	-	0.05%	11.34%	0.01%	0.00%	11.40%
Purchased Options on Futures	-	-	-	0.08%	-	-	0.08%
Other Assets (Liabilities)	0.07%	0.03%	0.38%	1.84%	0.03%	0.02%	2.37%
Total Net Assets	13.57%	4.06%	61.55%	17.41%	3.39%	0.02%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1,406	6/17/22	$318,512	$19,969
Russell 2000 Mini Index Future	102	6/17/22	10,538	473
			$329,050	$20,442
	Total Unrealized Appreciation			$20,442
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$20,442

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	82	$17,425	$4,250.00	4/15/22	$(37)
E-Mini S&P 500 Future Option	Put	84	17,640	4,200.00	4/15/22	(28)
E-Mini S&P 500 Future Option	Put	86	19,134	4,450.00	4/29/22	(275)
E-Mini S&P 500 Future Option	Put	82	17,220	4,200.00	4/29/22	(90)
E-Mini S&P 500 Future Option	Put	47	8,695	3,700.00	5/20/22	(25)
E-Mini S&P 500 Future Option	Put	41	7,380	3,600.00	5/20/22	(17)
E-Mini S&P 500 Future Option	Put	45	8,280	3,680.00	5/20/22	(23)
E-Mini S&P 500 Future Option	Put	86	18,361	4,270.00	5/20/22	(250)
E-Mini S&P 500 Future Option	Put	82	14,965	3,650.00	5/20/22	(39)
E-Mini S&P 500 Future Option	Put	46	9,614	4,180.00	5/20/22	(101)
E-Mini S&P 500 Future Option	Put	50	10,500	4,200.00	5/20/22	(117)
E-Mini S&P 500 Future Option	Put	82	15,990	3,900.00	5/20/22	(76)
E-Mini S&P 500 Future Option	Put	26	5,512	4,240.00	5/20/22	(69)
E-Mini S&P 500 Future Option	Put	82	15,785	3,850.00	5/20/22	(66)
E-Mini S&P 500 Future Option	Put	50	9,350	3,740.00	5/20/22	(29)
E-Mini S&P 500 Future Option	Put	82	16,236	3,960.00	5/20/22	(91)
E-Mini S&P 500 Future Option	Put	44	8,360	3,800.00	5/31/22	(41)
E-Mini S&P 500 Future Option	Put	49	9,065	3,700.00	5/31/22	(36)
E-Mini S&P 500 Future Option	Put	40	7,200	3,600.00	5/31/22	(24)
E-Mini S&P 500 Future Option	Put	82	14,637	3,570.00	5/31/22	(45)
E-Mini S&P 500 Future Option	Put	41	7,175	3,500.00	5/31/22	(19)
E-Mini S&P 500 Future Option	Put	42	7,245	3,450.00	5/31/22	(18)
E-Mini S&P 500 Future Option	Put	82	15,662	3,820.00	5/31/22	(81)
E-Mini S&P 500 Future Option	Put	82	15,990	3,900.00	5/31/22	(100)
E-Mini S&P 500 Future Option	Put	86	18,232	4,240.00	5/31/22	(271)
E-Mini S&P 500 Future Option	Put	51	10,200	4,000.00	5/31/22	(82)
E-Mini S&P 500 Future Option	Put	49	9,433	3,850.00	5/31/22	(53)
E-Mini S&P 500 Future Option	Put	46	9,269	4,030.00	6/17/22	(119)
E-Mini S&P 500 Future Option	Put	86	16,770	3,900.00	6/17/22	(164)
E-Mini S&P 500 Future Option	Put	50	9,625	3,850.00	6/17/22	(84)
E-Mini S&P 500 Future Option	Put	41	7,688	3,750.00	6/17/22	(55)
E-Mini S&P 500 Future Option	Put	45	9,113	4,050.00	6/17/22	(122)
E-Mini S&P 500 Future Option	Put	48	9,480	3,950.00	6/17/22	(103)
						$(2,750)

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Exchanged-traded options on futures contacts purchased as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 future Option	Put	13	$2,925	$4,500.00	5/20/22	$74
E-Mini S&P 500 Future Option	Put	42	9,450	4,500.00	4/15/22	105
E-Mini S&P 500 Future Option	Put	41	9,328	4,550.00	4/15/22	147
E-Mini S&P 500 Future Option	Put	124	24,799	4,000.00	4/15/22	20
E-Mini S&P 500 Future Option	Put	41	8,815	4,300.00	4/29/22	69
E-Mini S&P 500 Future Option	Put	41	9,225	4,500.00	4/29/22	163
E-Mini S&P 500 Future Option	Put	43	9,889	4,600.00	4/29/22	265
E-Mini S&P 500 Future Option	Put	41	8,713	4,250.00	5/20/22	112
E-Mini S&P 500 Future Option	Put	41	8,815	4,300.00	5/20/22	130
E-Mini S&P 500 Future Option	Put	43	9,718	4,520.00	5/20/22	261
E-Mini S&P 500 Future Option	Put	41	8,508	4,150.00	5/31/22	100
E-Mini S&P 500 Future Option	Put	41	8,713	4,250.00	5/31/22	133
E-Mini S&P 500 Future Option	Put	43	9,718	4,520.00	5/31/22	287
E-Mini S&P 500 Future Option	Put	43	9,138	4,250.00	6/17/22	184
						$2,050

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.66%
	Aerospace & Defense — 1.00%
260	AeroVironment, Inc.(a)	$24
700	Curtiss-Wright Corp.	105
12,661	Kratos Defense & Security Solutions, Inc.(a)	259
581	Maxar Technologies, Inc.	23
64	Moog, Inc., Class - A	6
1,582	Park Aerospace Corp., Class - C	21
16,587	Triumph Group, Inc.(a)	419
		857

	Air Freight & Logistics — 0.51%
1,731	Atlas Air Worldwide Holdings, Inc.(a)	150
586	Hub Group, Inc., Class - A(a)	45
3,289	XPO Logistics, Inc.(a)	239
		434

	Airlines — 1.61%
4,593	Alaska Air Group, Inc.(a)	266
19,424	Azul SA, ADR(a)	292
30,681	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	559
535	Frontier Group Holdings, Inc.(a)	6
14,111	JetBlue Airways Corp.(a)	211
4,751	Mesa Air Group, Inc.(a)	21
1,229	Spirit Airlines, Inc.(a)	27
		1,382

	Auto Components — 1.95%
1,571	Adient PLC(a)	64
2,008	American Axle & Manufacturing Holdings, Inc.(a)	16
6,702	BorgWarner, Inc.	261
31,785	Dana, Inc.	559
554	Dorman Products, Inc.(a)	53
19,365	Modine Manufacturing Co.(a)	174
91	Patrick Industries, Inc.	5
17,687	Stoneridge, Inc.(a)	367
2,188	Tenneco, Inc., Class - A(a)	40
1,827	The Goodyear Tire & Rubber Co.(a)	26
872	Visteon Corp.(a)	95
2,577	Workhorse Group, Inc.(a)	13
		1,673

	Automobiles — 0.05%
551	Arcimoto, Inc.(a)	4
2,380	Lordstown Motors Corp., Class - A(a)	8
522	Winnebago Industries, Inc.	28
		40

	Banks — 7.35%
1,044	1st Source, Inc.	48
1,715	Ameris Bancorp	75
813	Banc of California, Inc.	16
1,048	BancFirst Corp.	87
6,654	BankUnited, Inc.	293
1,471	Bankwell Financial Group, Inc.	50
2,204	BCB Bancorp, Inc.	40
4,171	Berkshire Hills Bancorp, Inc.	121
418	Byline Bancorp, Inc.	11
5,139	Cadence Bank	150
2,951	Cathay General Bancorp.	132
1,054	Central Valley Community Bancorp	25
229	Civista Bancshares, Inc.	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
3,735	Columbia Banking System, Inc.	$121
2,630	ConnectOne Bancorp, Inc.	84
777	Cullen/Frost Bankers, Inc.	108
581	Eagle Bancorp, Inc.	33
688	Enterprise Financial Services Corp.	33
1,703	FB Financial Corp.	76
952	First Bancorp	40
29,399	First Bancorp	385
2,341	First Bank	33
3,516	First Busey Corp.	89
124	First Citizens BancShares, Inc., Class - A	83
3,478	First Financial Bancorp	80
237	First Financial Bankshares, Inc.	10
5,034	First Horizon Corp.	118
114	First Interstate BancSystem, Inc., Class - A	4
2,416	First Merchants Corp.	101
6,458	Fulton Financial Corp.	107
152	Glacier Bancorp, Inc.	8
3,205	Hancock Whitney Corp.	167
868	Hilltop Holdings, Inc.	26
1,293	Hope Bancorp, Inc.	21
2,366	Horizon Bancorp, Inc.	44
941	Independent Bank Corp.	77
1,662	Independent Bank Group, Inc.	118
129	International Bancshares Corp.	5
441	Lakeland Financial Corp.	32
2,021	Live Oak Bancshares, Inc.	103
1,295	Midland States Bancorp, Inc.	37
1,880	MidWestOne Financial Group, Inc.	62
1,622	Northrim Bancorp, Inc.	71
2,194	Old Second Bancorp, Inc.	32
1,149	Orrstown Financial Services, Inc.	26
1,042	Pacific Premier Bancorp, Inc.	37
1,429	Peoples Bancorp, Inc.	45
3,233	Pinnacle Financial Partners, Inc.	298
4,394	Popular, Inc.	359
7,725	Republic First Bancorp, Inc.(a)	40
734	ServisFirst Bancshares, Inc.	70
215	SouthState Corp.	18
1,311	Stock Yards Bancorp, Inc.	69
510	Texas Capital Bancshares, Inc.(a)	29
21,920	The Bancorp, Inc.(a)	620
2,444	The Bank of N.T. Butterfield & Son Ltd.	88
3,235	Towne Bank	97
126	Triumph Bancorp, Inc.(a)	12
2,275	United Bankshares, Inc.	79
3,391	United Community Banks, Inc.	118
305	Valley National Bancorp	4
2,879	Veritex Holdings, Inc.	110
1,984	Washington Trust Bancorp, Inc.	104
5,366	Webster Financial Corp.	300
2,812	WesBanco, Inc.	97
3,643	Wintrust Financial Corp.	338
		6,320

	Beverages — 0.03%
440	Celsius Holdings, Inc.(a)	24
1,135	Zevia PBC, Class - A(a)	5
		29

	Biotechnology — 4.29%
429	4D Molecular Therapeutics, Inc.(a)	6
5,792	ACADIA Pharmaceuticals, Inc.(a)	140
3,039	Acumen Pharmaceuticals, Inc.(a)	12

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
783	Adagio Therapeutics, Inc.(a)	$4
1,991	Agenus, Inc.(a)	5
1,556	Akebia Therapeutics, Inc.(a)	1
3,496	Aldeyra Therapeutics, Inc.(a)	16
1,469	Alector, Inc.(a)	21
4,000	Aligos Therapeutics, Inc.(a)	9
3,400	Alpine Immune Sciences, Inc.(a)	30
371	ALX Oncology Holdings, Inc.(a)	6
564	AnaptysBio, Inc.(a)	14
1,049	Anavex Life Sciences Corp.(a)	13
520	Apellis Pharmaceuticals, Inc.(a)	26
220	Arcturus Therapeutics Holdings, Inc.(a)	6
734	Arcus Biosciences, Inc.(a)	23
1,118	Arrowhead Pharmaceuticals, Inc.(a)	51
3,800	Astria Therapeutics, Inc.(a)	25
990	Atea Pharmaceuticals, Inc.(a)	7
9,500	Atreca, Inc., Class - A(a)	30
236	Avidity Biosciences, Inc.(a)	4
435	Beam Therapeutics, Inc.(a)	25
7,000	Beyondspring, Inc.(a)	15
2,266	BioAtla, Inc.(a)	11
7,393	BioCryst Pharmaceuticals, Inc.(a)	120
698	Biohaven Pharmaceutical Holding Co. Ltd.(a)	83
2,613	BioMarin Pharmaceutical, Inc.(a)	202
531	Bioxcel Therapeutics, Inc.(a)	11
6,000	Black Diamond Therapeutics, Inc.(a)	17
2,135	Bluebird Bio, Inc.(a)	10
1,628	Bridgebio Pharma, Inc.(a)	17
186	C4 Therapeutics, Inc.(a)	5
4,000	Cardiff Oncology, Inc.(a)	10
845	CareDx, Inc.(a)	31
435	Caribou Biosciences, Inc.(a)	4
158	Castle Biosciences, Inc.(a)	7
515	ChemoCentryx, Inc.(a)	13
1,365	Chimerix, Inc.(a)	6
1,971	Cortexyme, Inc.(a)	12
3,365	Cue BioPharma, Inc.(a)	16
467	Cytokinetics, Inc.(a)	17
751	Day One Biopharmaceuticals, Inc.(a)	7
331	DermTech, Inc.(a)	5
1,419	Dynavax Technologies Corp.(a)	15
508	Dyne Therapeutics, Inc.(a)	5
95	Emergent BioSolutions, Inc.(a)	4
1,154	Erasca, Inc.^(a)	10
1,020	Esperion Therapeutics, Inc.(a)	5
2,314	Evelo Biosciences, Inc.(a)	8
2,391	Exact Sciences Corp.(a)	168
1,244	Fate Therapeutics, Inc.(a)	48
6,455	FibroGen, Inc.(a)	78
521	Forma Therapeutics Holdings, Inc.(a)	5
5,472	Frequency Therapeutics, Inc.(a)	12
1,929	Global Blood Therapeutics, Inc.(a)	67
905	Gritstone bio, Inc.(a)	4
5,067	Halozyme Therapeutics, Inc.(a)	203
7,000	Hookipa Pharma, Inc., Class - I(a)	16
1,893	Humanigen, Inc.(a)	6
251	IGM Biosciences, Inc.(a)	7
1,048	ImmunityBio, Inc.(a)	6
2,674	ImmunoGen, Inc.(a)	13
1,913	Incyte Corp.(a)	152
7,364	Inovio Pharmaceuticals, Inc.(a)	26
1,450	Insmed, Inc.(a)	34
928	Intellia Therapeutics, Inc.(a)	67

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
7,859	Iovance Biotherapeutics, Inc.(a)	$131
7,006	Ironwood Pharmaceuticals, Inc.(a)	88
323	IVERIC bio, Inc.(a)	5
350	KalVista Pharmaceuticals, Inc.(a)	5
39	Karuna Therapeutics, Inc.(a)	5
15,881	Karyopharm Therapeutics, Inc.(a)	117
975	Kezar Life Sciences, Inc.(a)	16
347	Krystal Biotech, Inc.(a)	23
974	Kura Oncology, Inc.(a)	16
117	Ligand Pharmaceuticals, Inc., Class - B(a)	13
1,083	Lyell Immunopharma, Inc.^(a)	5
854	MacroGenics, Inc.(a)	8
107	Madrigal Pharmaceuticals, Inc.(a)	10
2,154	MaxCyte, Inc.(a)	15
1,959	MEI Pharma, Inc.(a)	1
844	MiMedx Group, Inc.(a)	4
437	Mirati Therapeutics, Inc.(a)	36
1,646	Molecular Templates, Inc.(a)	6
273	Monte Rosa Therapeutics, Inc.(a)	4
1,311	Myriad Genetics, Inc.(a)	33
649	Natera, Inc.(a)	26
3,000	Neoleukin Therapeutics, Inc.(a)	6
406	Nkarta, Inc.(a)	5
651	Novavax, Inc.(a)	48
286	Nurix Therapeutics, Inc.(a)	4
3,301	Olema Pharmaceuticals, Inc.(a)	14
2,139	Oncorus, Inc.(a)	4
9,226	OPKO Health, Inc.(a)	32
5,600	Passage Bio, Inc.(a)	17
2,087	PDL BioPharma, Inc.(a)(b)	5
3,000	Poseida Therapeutics, Inc.(a)	13
1,949	Precigen, Inc.(a)	4
2,846	Precision Biosciences, Inc.(a)	9
117	Prometheus Biosciences, Inc.(a)	4
747	Protagonist Therapeutics, Inc.(a)	18
700	Prothena Corp. PLC(a)	26
142	PTC Therapeutics, Inc.(a)	5
6,000	Puma Biotechnology, Inc.(a)	17
580	Radius Health, Inc.(a)	5
1,767	Recursion Pharmaceuticals, Inc., Class - A(a)	13
215	REGENXBIO, Inc.(a)	7
493	Repligen Corp.(a)	93
527	REVOLUTION Medicines, Inc.(a)	13
1,075	Rhythm Pharmaceuticals, Inc.(a)	12
3,117	Rigel Pharmaceuticals, Inc.(a)	9
1,130	Rocket Pharmaceuticals, Inc.(a)	18
873	Rubius Therapeutics, Inc.(a)	5
1,822	Sangamo Therapeutics, Inc.(a)	11
433	Scholar Rock Holding Corp.(a)	6
2,539	Selecta Biosciences, Inc.(a)	3
1,425	Seres Therapeutics, Inc.(a)	10
2,441	Shattuck Labs, Inc.(a)	10
3,615	Silverback Therapeutics, Inc.(a)	13
3,339	Societal CDMO, Inc(a)	6
2,093	Spruce Biosciences, Inc.(a)	4
212	Stoke Therapeutics, Inc.(a)	4
2,007	Summit Therapeutics, Inc.^(a)	5
5,000	Surface Oncology, Inc.(a)	15
496	Sutro Biopharma, Inc.(a)	4
2,137	Syndax Pharmaceuticals, Inc.(a)	37
2,448	TG Therapeutics, Inc.(a)	23
4,673	Travere Therapeutics, Inc.(a)	120
164	Twist Bioscience Corp.(a)	8

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,299	Ultragenyx Pharmaceutical, Inc.(a)	$94
789	United Therapeutics Corp.(a)	142
326	Vanda Pharmaceuticals, Inc.(a)	4
909	Vaxart, Inc.(a)	5
802	Vericel Corp.(a)	31
242	Verve Therapeutics, Inc.(a)	6
5,000	Viking Therapeutics, Inc.(a)	15
6,000	Viracta Therapeutics, Inc.(a)	29
1,004	Xoma Corp.(a)	28
629	Zentalis Pharmaceuticals, Inc.(a)	29
		3,687

	Building Products — 2.35%
50	Advanced Drainage Systems, Inc.	6
1,948	Apogee Enterprises, Inc.	92
13,025	Builders FirstSource, Inc.(a)	841
15,748	Caesarstone Ltd.	166
354	CSW Industrials, Inc.	42
815	Gibraltar Industries, Inc.(a)	35
1,230	Griffon Corp.	25
443	Insteel Industries, Inc.	16
2,431	Masonite International Corp.(a)	216
5,036	Trex Company, Inc.(a)	329
2,155	UFP Industries, Inc.	166
2,174	View, Inc.(a)	4
2,342	Zurn Water Solutions Corp.	83
		2,021

	Capital Markets — 2.88%
1,343	Ares Management Corp., Class - A	109
4,822	Arlington Asset Investment Corp., Class - A(a)	17
1,338	Artisan Partners Asset Management, Inc., Class - A	53
493	B. Riley Financial, Inc.	34
13,347	BGC Partners, Inc., Class - A	59
1,179	Brightsphere Investment Group, Inc.	29
979	Cohen & Steers, Inc.	84
677	Cowen, Inc., Class - A	18
1,749	Evercore, Inc., Class - A	195
3,056	Federated Hermes, Inc., Class - B	104
1,301	Focus Financial Partners, Inc., Class - A(a)	60
682	GCM Grosvenor, Inc., Class - A	7
62	GlassBridge Enterprises, Inc.(a)	6
184	Hamilton Lane, Inc.	14
75	Houlihan Lokey, Inc.	7
3,694	LPL Financial Holdings, Inc.	674
79	Moelis & Co., Class - A	4
739	Open Lending Corp., Class - A(a)	14
3,315	Raymond James Financial, Inc.	363
1,512	Stifel Financial Corp.	103
5,156	The Carlyle Group, Inc.	252
3,899	TPG, Inc.(a)	118
2,045	Victory Capital Holdings, Inc., Class - A	59
157	Virtus Investment Partners, Inc.	38
9,720	WisdomTree Investments, Inc.	57
		2,478

	Chemicals — 2.24%
8,475	Advanced Emissions Solutions, Inc.(a)	53
2,308	Albemarle Corp.	510
828	Avient Corp.	40
695	Balchem Corp.	95
48	Cabot Corp.	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
1,174	Ferro Corp.(a)	$26
3,671	FMC Corp.	483
1,290	FutureFuel Corp.	13
158	Huntsman Corp.	6
1,018	Innospec, Inc.	94
1,285	Kronos Bio, Inc.(a)	9
1,908	Kronos Worldwide, Inc.	30
8,091	Livent Corp.(a)	211
617	Minerals Technologies, Inc.	41
129	NewMarket Corp.	42
1,544	Orion Engineered Carbons SA	25
819	PureCycle Technologies, Inc.(a)	7
274	Quaker Chemical Corp.	47
898	Sensient Technologies Corp.	75
85	Stepan Co.	8
1,217	Trinseo PLC	58
2,194	Tronox Holdings PLC, Class - A	43
1,230	Zymergen, Inc.(a)	4
		1,923

	Commercial Services & Supplies — 0.90%
1,375	ABM Industries, Inc.	63
1,728	ACCO Brands Corp.	14
1,307	Casella Waste Systems, Inc.(a)	115
759	CECO Environmental Corp.(a)	4
335	Cimpress PLC(a)	21
890	Deluxe Corp.	27
656	HNI Corp.	24
19,349	Interface, Inc.	263
1,303	KAR Auction Services, Inc.(a)	24
749	McGrath RentCorp	64
1,301	MillerKnoll, Inc.	45
141	Montrose Environmental Group, Inc.(a)	7
33	MSA Safety, Inc.	4
1,559	Quad/Graphics, Inc.(a)	11
142	SP Plus Corp.(a)	4
331	Tetra Tech, Inc.	55
27	UniFirst Corp.	5
483	US Ecology, Inc.(a)	23
48	VSE Corp.	2
		775

	Communications Equipment — 0.34%
1,460	ADTRAN, Inc.	27
4,509	CalAmp Corp.(a)	33
330	Calix, Inc.(a)	14
673	Clearfield, Inc.(a)	44
2,372	Infinera Corp.(a)	21
3,138	Inseego Corp.(a)	13
724	InterDigital, Inc.	46
1,683	KVH Industries, Inc.(a)	15
475	Lumentum Holdings, Inc.(a)	46
901	NETGEAR, Inc.(a)	22
1,347	Ribbon Communications, Inc.(a)	4
423	Viavi Solutions, Inc.(a)	7
		292

	Construction & Engineering — 2.82%
5,325	AECOM	409
1,546	Ameresco, Inc., Class - A(a)	123
1,585	Dycom Industries, Inc.(a)	151
1,160	EMCOR Group, Inc.	131
2,153	Fluor Corp.(a)	62
6,711	Granite Construction, Inc.	220

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
3,120	INNOVATE Corp.(a)	$12
4,506	MasTec, Inc.(a)	392
2,076	Matrix Service Co.(a)	17
117	MYR Group, Inc.(a)	11
2,758	Primoris Services Corp.	66
3,807	Quanta Services, Inc.	501
19,397	Tutor Perini Corp.(a)	209
2,938	WillScot Mobile Mini Holdings Corp.(a)	115
		2,419

	Construction Materials — 1.10%
3,275	Eagle Materials, Inc., Class - A	420
16,844	Summit Materials, Inc., Class - A(a)	524
		944

	Consumer Finance — 0.38%
6,292	Green Dot Corp., Class - A(a)	173
3,434	LendingClub Corp.(a)	54
875	Navient Corp.	15
351	Nelnet, Inc., Class - A	30
936	PROG Holdings, Inc.(a)	27
131	World Acceptance Corp.(a)	25
		324

	Containers & Packaging — 0.48%
693	AptarGroup, Inc.	81
5,432	Graphic Packaging Holding Co.	109
3,245	Myers Industries, Inc.	70
14,908	Pactiv Evergreen, Inc.	150
		410

	Diversified Consumer Services — 1.23%
18,261	2U, Inc.(a)	243
6,784	Adtalem Global Education, Inc.(a)	202
2,186	Chegg, Inc.(a)	79
7,604	Houghton Mifflin Harcourt Co.(a)	160
25,735	Perdoceo Education Corp.(a)	294
469	PowerSchool Holdings, Inc.(a)	8
10,260	Regis Corp.(a)	22
374	Strategic Education, Inc.	25
782	Universal Technical Institute, Inc.(a)	7
2,046	Vivint Smart Home, Inc.(a)	14
		1,054

	Diversified Financial Services — 0.06%
2,195	Cannae Holdings, Inc.(a)	53

	Diversified Telecommunication Services — 0.49%
900	EchoStar Corp., Class - A(a)	22
3,094	IDT Corp.(a)	105
885	Iridium Communications, Inc.(a)	36
17,903	Radius Global Infrastructure, Inc., Class - A(a)	256
		419

	Electric Utilities — 0.29%
1,876	ALLETE, Inc.	125
3,048	Genie Energy Ltd.	21
175	MGE Energy, Inc.	14
528	Otter Tail Corp.	33
634	PNM Resources, Inc.	30
468	Portland General Electric Co.	26
		249

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 1.26%
6,364	Advent Technologies Holdings, Inc.(a)	$15
379	American Superconductor Corp.(a)	3
31,409	Array Technologies, Inc.(a)	353
326	Beam Global(a)	7
1,298	Bloom Energy Corp., Class - A(a)	31
3,811	EnerSys	284
1,892	Eos Energy Enterprises, Inc.(a)	8
4,310	FuelCell Energy, Inc.(a)	25
1,604	Plug Power, Inc.(a)	46
522	Regal Rexnord Corp.	78
3,233	Sunrun, Inc.(a)	98
7,912	Vertiv Holdings Co.	111
294	Vicor Corp.(a)	21
		1,080

	Electronic Equipment, Instruments & Components — 2.86%
547	908 Devices, Inc.(a)	10
517	Airgain, Inc.(a)	4
1,656	Akoustis Technologies, Inc.(a)	11
1,155	Arlo Technologies, Inc.(a)	10
521	Badger Meter, Inc.	52
544	Belden, Inc.	30
1,128	Benchmark Electronics, Inc.	28
114	CTS Corp.	4
34	Dolby Laboratories, Inc., Class - A	3
92	ePlus, Inc.(a)	5
2,761	Fabrinet(a)	290
516	FARO Technologies, Inc.(a)	27
18,320	Flex Ltd.(a)	340
8,163	II-VI, Inc.(a)	591
1,005	Insight Enterprises, Inc.(a)	108
548	IPG Photonics Corp.(a)	60
1,344	Iteris, Inc.(a)	4
7,371	Jabil, Inc.	455
301	Kimball Electronics, Inc.(a)	6
2,844	Knowles Corp.(a)	61
368	Littelfuse, Inc.	92
760	Luna Innovations, Inc.(a)	6
1,326	Methode Electronics, Inc.	57
3,091	MicroVision, Inc.^(a)	14
274	nLight, Inc.(a)	5
95	Novanta, Inc.(a)	14
15,806	Ouster, Inc.(a)	71
539	Par Technology Corp.(a)	22
154	PC Connection, Inc.	8
75	Plexus Corp.(a)	6
113	Rogers Corp.(a)	31
34	TD SYNNEX Corp.	4
801	TTM Technologies, Inc.(a)	12
3,708	Velodyne Lidar, Inc.(a)	9
290	Vishay Intertechnology, Inc.	6
		2,456

	Energy Equipment & Services — 0.75%
1,908	Archrock, Inc.	18
460	Cactus, Inc., Class - A	26
4,798	Championx Corp.(a)	117
1,804	DMC Global, Inc.(a)	55
655	Helmerich & Payne, Inc.	28
4,448	Liberty Oilfield Services, Inc., Class - A(a)	66
39	Nabors Industries Ltd.(a)	6
2,855	Nextier Oilfield Solutions, Inc.(a)	26
1,775	Oceaneering International, Inc.(a)	27

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
9,817	Patterson-UTI Energy, Inc.	$152
2,735	Solaris Oilfield Infrastructure, Inc., Class - A	31
4,093	Tidewater, Inc.(a)	89
		641

	Entertainment — 0.28%
2,742	AMC Entertainment Holdings, Inc.^(a)	68
2,846	Brooklyn ImmunoTherapeutics, Inc.^(a)	6
824	Cinemark Holdings, Inc.(a)	14
4,928	CuriosityStream, Inc.(a)	14
5,482	Eros Stx Global Corp.(a)	15
1,640	Liberty Media Corp. - Liberty Braves, Class - A(a)	47
2,497	Liberty Media Corp. - Liberty Braves, Class - C(a)	70
658	Lions Gate Entertainment Corp., Class - B(a)	10
		244

	Equity Real Estate Investment Trusts — 4.49%
479	Acadia Realty Trust	10
2,227	Agree Realty Corp.	148
2,565	Alexander & Baldwin, Inc.	59
516	Alpine Income Property Trust, Inc.	10
612	Ashford Hospitality Trust, Inc.(a)	6
4,816	Chatham Lodging Trust(a)	66
6,508	Clipper Realty, Inc.	59
1,131	Community Healthcare Trust, Inc.	48
1,360	CoreCivic, Inc.(a)	15
11,105	Corporate Office Properties Trust	316
9,262	DiamondRock Hospitality Co.(a)	94
11,256	DigitalBridge Group, Inc.(a)	81
3,905	Easterly Government Properties, Inc.	83
1,133	EastGroup Properties, Inc.	229
1,173	Empire State Realty Trust, Inc.	12
681	Farmland Partners, Inc.	9
2,615	Four Corners Property Trust, Inc.	71
1,840	Getty Realty Corp.	53
2,520	Gladstone Commercial Corp.	55
6,912	Global Medical REIT, Inc.	113
4,297	Global Net Lease, Inc.	68
144	Healthcare Realty Trust, Inc.	4
6,232	Hersha Hospitality Trust(a)	57
2,757	Independence Realty Trust, Inc.	73
1,274	Industrial Logistics Property Trust	29
711	Innovative Industrial Properties, Inc.	146
566	iStar, Inc.	13
3,897	Kite Realty Group Trust	89
1,095	LTC Properties, Inc.	42
1,990	LXP Industrial Trust	31
763	National Health Investors, Inc.	45
1,574	National Storage Affiliates	99
6,043	NETSTREIT Corp.	136
156	Outfront Media, Inc., Class - I	4
1,627	Paramount Group, Inc.	18
290	Pebblebrook Hotel Trust	7
999	Piedmont Office Realty Trust, Inc., Class - A	17
1,163	Postal Realty Trust, Inc., Class - A	20
1,185	PotlatchDeltic Corp.	62
24	PS Business Parks, Inc.	4
788	Retail Opportunity Investments Corp.	15
6,433	RLJ Lodging Trust	91

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,766	Ryman Hospitality Properties, Inc.(a)	$163
6,550	Sabra Health Care REIT, Inc.	98
757	Seritage Growth Properties, Class - A(a)	10
5,156	Service Properties Trust	46
10,954	SITE Centers Corp.	182
3,814	STAG Industrial, Inc.	158
7,641	Summit Hotel Properties, Inc.(a)	76
846	Tanger Factory Outlet Centers, Inc.	15
1,472	The GEO Group, Inc.(a)	10
7,560	The Macerich Co.	118
4,155	The Necessity Retail REIT, Inc.	33
1,806	Uniti Group, Inc.	25
1,132	Universal Health Realty Income Trust	66
3,762	Urban Edge Properties	72
1,486	Ventas, Inc.	92
3,365	Veris Residential, Inc.(a)	59
633	Washington Real Estate Investment Trust	16
676	Xenia Hotels & Resorts, Inc.(a)	13
		3,859

	Food & Staples Retailing — 0.73%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	181
205	Casey's General Stores, Inc.	41
230	Ingles Markets, Inc., Class - A	20
1,040	Performance Food Group Co.(a)	53
202	PriceSmart, Inc.	16
1,005	Rite Aid Corp.(a)	9
1,071	SpartanNash Co.	35
1,208	The Andersons, Inc.	61
3,462	United Natural Foods, Inc.(a)	143
834	Village Super Market, Inc., Class - A	20
714	Weis Markets, Inc.	51
		630

	Food Products — 0.61%
1,539	AppHarvest, Inc.^(a)	8
1,523	B&G Foods, Inc.^	41
307	Calavo Growers, Inc., Class - I	11
1,613	Darling Ingredients, Inc.(a)	131
572	Fresh Del Monte Produce, Inc.	15
409	Freshpet, Inc.(a)	42
682	J&J Snack Foods Corp.	106
301	John B. Sanfilippo & Son, Inc.	25
124	Lancaster Colony Corp.	18
569	Mission Produce, Inc.(a)	7
724	Tattooed Chef, Inc.^(a)	9
1,116	The Simply Good Foods Co.(a)	42
1,535	Tootsie Roll Industries, Inc.	54
379	TreeHouse Foods, Inc.(a)	12
		521

	Gas Utilities — 0.45%
459	Brookfield Infrastructure Corp., Class - A	35
715	Chesapeake Utilities Corp.	98
221	New Jersey Resources Corp.	10
1,174	Northwest Natural Holding Co.	61
533	South Jersey Industries, Inc.	18
1,235	Spire, Inc.	89
2,134	UGI Corp.	77
		388

	Health Care Equipment & Supplies — 4.56%
447	Abiomed, Inc.(a)	148

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
7,033	AngioDynamics, Inc.(a)	$151
155	AtriCure, Inc.(a)	10
593	Axogen, Inc.(a)	5
179	Axonics, Inc.(a)	11
1,686	Beyond Air, Inc.(a)	11
1,049	Cardiovascular Systems, Inc.(a)	24
459	ClearPoint Neuro, Inc.(a)	5
164	CONMED Corp.	24
470	CryoPort, Inc.(a)	16
7,035	CytoSorbents Corp.(a)	22
698	Glaukos Corp.(a)	40
140	Globus Medical, Inc.(a)	10
634	Haemonetics Corp.(a)	40
2,795	Hologic, Inc.(a)	215
41	Inari Medical, Inc.(a)	4
191	Inogen, Inc.(a)	6
2,199	Insulet Corp.(a)	586
479	Integer Holdings Corp.(a)	39
661	Intricon Corp.(a)	16
933	iRhythm Technologies, Inc.(a)	147
511	Lantheus Holdings, Inc.(a)	28
211	LeMaitre Vascular, Inc.	10
158	LENSAR, Inc.(a)	1
526	LivaNova PLC(a)	43
194	Meridian Bioscience, Inc.(a)	5
4,181	Merit Medical Systems, Inc.(a)	278
4,046	Neogen Corp.(a)	125
671	Nevro Corp.(a)	49
2,582	Novocure Ltd.(a)	214
5,478	NuVasive, Inc.(a)	310
484	Outset Medical, Inc., Class - I(a)	22
183	Pulmonx Corp.(a)	5
249	Quidel Corp.(a)	28
333	SeaSpine Holdings Corp.(a)	4
390	Shockwave Medical, Inc.(a)	81
12,294	Sientra, Inc.(a)	27
542	Sight Sciences, Inc., Class - I(a)	6
343	Silk Road Medical, Inc.(a)	14
1,272	STAAR Surgical Co.(a)	102
695	Tactile Systems Technology, Inc.(a)	14
4,728	Talis Biomedical Corp.(a)	7
2,286	Tandem Diabetes Care, Inc.(a)	266
1,363	The Cooper Companies, Inc.	569
461	Treace Medical Concepts, Inc., Class - C(a)	9
360	Vapotherm, Inc.(a)	5
7,678	Varex Imaging Corp.(a)	163
		3,915

	Health Care Providers & Services — 1.95%
3,094	Acadia Healthcare Company, Inc.(a)	203
77	Addus HomeCare Corp.(a)	7
1,982	Alignment Healthcare, Inc.(a)	22
590	AMN Healthcare Services, Inc.(a)	62
1,063	Brookdale Senior Living, Inc.(a)	7
13	Chemed Corp.	7
1,165	Community Health Systems, Inc.(a)	14
153	CorVel Corp.(a)	26
10,823	Covetrus, Inc.(a)	182
47	Encompass Health Corp.	3
145	Guardant Health, Inc.(a)	10
223	Hanger, Inc.(a)	4
868	Innovage Holding Corp.(a)	6
776	LHC Group, Inc.(a)	131
1,180	LifeStance Health Group, Inc.^(a)	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
277	Modivcare, Inc.(a)	$32
816	Molina Heathcare, Inc.(a)	271
356	National Healthcare Corp.	25
108	National Research Corp., Class - A	4
6,000	Ontrak, Inc.(a)	14
495	Option Care Health, Inc.(a)	14
1,478	Owens & Minor, Inc.	65
3,683	Patterson Companies, Inc.	119
198	PetIQ, Inc.(a)	5
164	Privia Health Group, Inc.(a)	4
348	Progyny, Inc.(a)	18
1,149	R1 RCM, Inc.(a)	31
2,950	RadNet, Inc.(a)	66
1,380	Select Medical Holdings Corp.	33
1,025	Sharps Compliance Corp.(a)	6
2,393	SOC Telemed, Inc.(a)	7
435	Surgery Partners, Inc.(a)	24
2,414	Tenet Healthcare Corp.(a)	207
195	The Ensign Group, Inc.	18
727	The Pennant Group, Inc.(a)	14
42	US Physical Therapy, Inc.	4
		1,677

	Health Care Technology — 0.89%
5,097	Allscripts Healthcare Solutions, Inc.(a)	115
5,000	American Well Corp., Class - A(a)	21
745	Convey Health Solutions Holdings, Inc.(a)	5
1,328	Evolent Health, Inc., Class - A(a)	43
2,657	HealthStream, Inc.(a)	53
956	iCAD, Inc.(a)	4
898	Inspire Medical System, Inc.(a)	231
5,800	Multiplan Corp.(a)	27
2,060	NextGen Healthcare, Inc.(a)	43
1,347	Omnicell, Inc.(a)	174
1,114	Schrodinger, Inc.(a)	38
143	Simulations Plus, Inc.	7
		761

	Hotels, Restaurants & Leisure — 3.16%
162	BJ's Restaurants, Inc.(a)	5
805	Bloomin' Brands, Inc.	18
5,300	Boyd Gaming Corp.	349
7,437	Caesars Entertainment, Inc.(a)	574
398	Chuy's Holdings, Inc.(a)	11
1,221	Dave & Buster's Entertainment, Inc.(a)	60
1,018	Dine Brands Global, Inc.	79
7,017	Fiesta Restaurant Group, Inc.(a)	52
428	Golden Entertainment, Inc.(a)	25
583	Golden Nugget Online Gaming, Inc.(a)	4
1,218	Hilton Grand Vacations, Inc.(a)	63
5,491	Lindblad Expeditions Holdings, Inc.(a)	83
731	Papa John's International, Inc.	77
5,417	Planet Fitness, Inc., Class - A(a)	458
3,075	PlayAGS, Inc.(a)	21
2,685	Red Robin Gourmet Burgers, Inc.(a)	45
3,161	Red Rock Resorts, Inc., Class - A	153
999	Scientific Games Corp., Class - A(a)	59
581	Texas Roadhouse, Inc.	49
8,986	The Cheesecake Factory, Inc.(a)	358
145	Vail Resorts, Inc.	38
1,153	Wingstop, Inc.	135
		2,716

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables — 0.74%
1,967	Aterian, Inc.(a)	$5
229	Bassett Furniture Industries, Inc.	4
972	Gopro, Inc., Class - A(a)	8
4,688	Green Brick Partners, Inc.(a)	92
1,600	Hamilton Beach Brands Holding Co., Class - A	19
874	Hooker Furniture Corp.	17
370	Installed Building Products, Inc.	31
98	iRobot Corp.(a)	6
748	LGI Homes, Inc.(a)	73
485	M/I Homes, Inc.(a)	22
112	MDC Holdings, Inc.	4
1,111	Meritage Homes Corp.(a)	88
147	Skyline Champion Corp.(a)	8
584	The Lovesac Co.(a)	32
428	TopBuild Corp.(a)	78
1,071	Traeger, Inc.(a)	8
7,049	Tupperware Brands Corp.(a)	136
765	Weber, Inc., Class - A	8
		639

	Household Products — 0.12%
240	Central Garden & Pet Co.(a)	11
990	Central Garden & Pet Co., Class - A(a)	40
1,438	Energizer Holdings, Inc.	44
163	Oil-Dri Corp.	5
		100

	Independent Power and Renewable Electricity Producers — 0.12%
1,499	Clearway Energy, Inc., Class - C	55
2,146	Sunnova Energy International, Inc.(a)	49
		104

	Insurance — 2.21%
2,133	American Equity Investment Life Holding Co.	85
6,993	Argo Group International Holdings Ltd.	289
3,572	Bright Health Group, Inc.(a)	7
3,379	CNO Financial Group, Inc.	85
589	Crawford & Co., Class - A	4
875	Everest Re Group Ltd.	264
1,150	Goosehead Insurance, Inc.	90
569	Greenlight Capital Re Ltd., Class - A(a)	4
655	Kinsale Capital Group, Inc.	149
235	Palomar Holdings, Inc.(a)	15
2,483	ProAssurance Corp.	67
49	RLI Corp.	5
77	Safety Insurance Group, Inc.	7
1,404	Selective Insurance Group, Inc.	125
1,595	Trupanion, Inc.(a)	142
11,400	United Insurance Holdings Corp.	38
7,873	W.R. Berkley Corp.	525
		1,901

	Interactive Media & Services — 0.13%
280	Cargurus, Inc.(a)	12
8,509	DHI Group, Inc.(a)	51
300	Eventbrite, Inc., Class - A(a)	4
5,356	Liberty TripAdvisor Holdings, Inc., Class - A(a)	11
668	MediaAlpha, Inc., Class - A(a)	11
829	Outbrain, Inc.(a)	9
2,332	Society Pass, Inc.^(a)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services (continued)
139	Yelp, Inc.(a)	$5
53	Ziff Davis, Inc.(a)	5
		115

	Internet & Direct Marketing Retail — 0.44%
408	1-800-Flowers.com, Inc., Class - A(a)	5
580	1stdibs.com, Inc.(a)	5
4,272	Chewy, Inc., Class - A(a)	175
331	Etsy, Inc.(a)	41
6,985	Lands' End, Inc.(a)	118
483	Overstock.com, Inc.(a)	21
313	PetMed Express, Inc.	8
218	Xometry, Inc., Class A(a)	8
		381

	IT Services — 2.05%
34	Concentrix Corp.	6
10,305	Conduent, Inc.(a)	53
1,652	CSG Systems International, Inc.	105
2,141	EVERTEC, Inc.	88
717	Evo Payments, Inc., Class - A(a)	17
514	Exlservice Holdings, Inc.(a)	74
5,220	Genpact Ltd.	227
1,406	GreenBox POS(a)	6
328	I3 Verticals, Inc., Class - A(a)	9
254	Jack Henry & Associates, Inc.	50
5,649	LiveRamp Holdings, Inc.(a)	211
979	MAXIMUS, Inc.	73
1,838	MoneyGram International, Inc.(a)	19
22,693	Paya Holdings, Inc.(a)	133
8,749	Paymentus Holdings, Inc., Class - A(a)	184
88	Perficient, Inc.(a)	10
396	Rackspace Technology, Inc.(a)	4
1,083	StarTek, Inc.(a)	5
7,615	Switch, Inc., Class - A	234
135	The Hackett Group, Inc.	3
81	TTEC Holdings, Inc.	7
68	Tucows, Inc.(a)	5
822	Unisys Corp.(a)	18
2,286	Verra Mobility Corp.(a)	37
1,026	WEX, Inc.(a)	183
		1,761

	Leisure Products — 0.69%
324	American Outdoor Brands, Inc.(a)	4
925	Callaway Golf Co.(a)	22
77	Johnson Outdoors, Inc., Class - A	6
356	Mastercraft Boat Holdings, Inc.(a)	9
19,915	Mattel, Inc.(a)	441
1,298	Smith & Wesson Brands, Inc.	20
1,461	Yeti Holdings, Inc.(a)	88
		590

	Life Sciences Tools & Services — 0.83%
454	Absci Corp.(a)	4
5,000	Accelerate Diagnostics, Inc.(a)	7
3,200	Bionano Genomics, Inc.(a)	8
102	Bruker Corp.	7
474	Codex DNA, Inc.(a)	3
305	Codexis, Inc.(a)	6
320	Cytek Biosciences, Inc.(a)	3
3,486	Fluidigm Corp.(a)	13
1,767	Harvard Bioscience, Inc.(a)	11
23	ICON PLC(a)	6

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
599	Medpace Holdings, Inc.(a)	$98
636	NanoString Technologies, Inc.(a)	22
3,662	NeoGenomics, Inc.(a)	44
2,983	Pacific Biosciences of California, Inc.(a)	27
664	Personalis, Inc.(a)	5
3,458	QIAGEN N.V.(a)	169
2,505	Quanterix Corp.(a)	73
562	Singular Genomics Systems, Inc.(a)	4
9,327	Sotera Health Co.(a)	203
		713

	Machinery — 2.06%
68	Albany International Corp.	6
1,637	Astec Industries, Inc.	70
1,360	Chart Industries, Inc.(a)	235
5,649	CIRCOR International, Inc.(a)	150
168	Columbus McKinnon Corp.	7
518	Commercial Vehicle Group, Inc.(a)	4
3,382	Evoqua Water Technologies Co.(a)	159
1,773	Federal Signal Corp.	60
141	Franklin Electric Co., Inc.	12
4,941	Harsco Corp.(a)	60
434	Helios Technologies, Inc.	35
1,053	Hyliion Holdings Corp.(a)	5
332	IDEX Corp.	64
1,076	ITT, Inc.	81
819	John Bean Technologies Corp.	97
217	Kadant, Inc.	42
121	Kennametal, Inc.	3
939	Kornit Digital Ltd.(a)	78
771	Lincoln Electric Holdings, Inc.	106
118	Mueller Industries, Inc.	6
3,003	Nikola Corp.^(a)	32
47	Oshkosh Corp.	5
317	Park-Ohio Holdings Corp.	4
539	Proto Labs, Inc.(a)	29
20	RBC Bearings, Inc.(a)	4
1,356	SPX Corp.(a)	67
1,151	SPX FLOW, Inc.	99
2,067	Terex Corp.	74
2,085	The Greenbrier Companies, Inc.	107
2,838	Welbilt, Inc.(a)	67
		1,768

	Marine — 0.45%
3,393	Kirby Corp.(a)	245
1,166	Matson, Inc.	141
		386

	Media — 0.96%
2,189	Advantage Solutions, Inc.(a)	14
2,263	AMC Networks, Inc., Class - A(a)	92
1,809	Audacy, Inc.(a)	5
6,580	Cardlytics, Inc.(a)	361
2,513	Entravision Communications Corp., Class - A	16
5,444	Gray Television, Inc.	120
79	John Wiley & Sons, Inc., Class - A	4
429	Liberty Latin America Ltd., Class - A(a)	4
2,371	Liberty Latin America Ltd., Class - C(a)	23
3,824	Magnite, Inc.(a)	51
9,707	National CineMedia, Inc.	25
535	Scholastic Corp.	22
1,251	Sinclair Broadcast Group, Inc., Class - A	35

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
2,249	TEGNA, Inc.	$50
		822

	Metals & Mining — 2.31%
1,382	Alcoa Corp.	124
23,870	Allegheny Technologies, Inc.(a)	642
9,465	Carpenter Technology Corp.	398
203	Compass Minerals International, Inc.	13
944	Gatos Silver, Inc.(a)	4
805	Haynes International, Inc.	34
9,750	Hecla Mining Co.	64
191	Materion Corp.	16
475	MP Materials Corp.(a)	27
524	Novagold Resources, Inc.(a)	4
10,609	Pan American Silver Corp.	290
1,942	Perpetua Resources Corp.(a)	8
1,507	Polymet Mining Corp.(a)	6
2,916	Ryerson Holding Corp.	102
5,772	Timkensteel Corp.(a)	126
365	United States Steel Corp.	14
356	Warrior Met Coal, Inc.	13
1,868	Worthington Industries, Inc.	96
		1,981

	Mortgage Real Estate Investment Trusts — 0.42%
3,370	AG Mortgage Investment Trust, Inc.	31
304	Apollo Commercial Real Estate Finance, Inc.	4
2,508	ARMOUR Residential REIT, Inc.	21
7,810	BrightSpire Capital, Inc.	72
1,970	Broadmark Realty Capital, Inc.	17
332	Chimera Investment Corp.	4
975	Franklin BSP Realty Trust, Inc.	14
368	Granite Point Mortgage Trust, Inc.	4
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	89
355	Ladder Capital Corp.	4
6,389	MFA Financial, Inc.	26
3,303	New York Mortgage Trust, Inc.	12
2,085	Orchid Island Capital, Inc.	7
1,987	PennyMac Mortgage Investment Trust	34
2,348	Redwood Trust, Inc.	25
		364

	Multiline Retail — 0.25%
108	Big Lots, Inc.	4
8,527	Macy's, Inc.	207
		211

	Multi-Utilities — 0.18%
365	Avista Corp.	16
726	Black Hills Corp.	56
675	NorthWestern Corp.	41
857	Unitil Corp.	43
		156

	Oil, Gas & Consumable Fuels — 3.71%
2,712	Amyris, Inc.(a)	12
3,497	Antero Resources Corp.(a)	107
1,094	Arch Resources, Inc.	150
9,716	Berry Corp.	100
677	California Resources Corp.	30
353	Callon Petroleum Co.(a)	21

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
2,500	Centennial Resource Development, Inc., Class - A(a)	$20
694	Chesapeake Energy Corp.	60
2,408	Clean Energy Fuels Corp.(a)	19
8,222	CNX Resources Corp.(a)	170
9,016	Comstock Resources, Inc.(a)	118
2,431	CONSOL Energy, Inc.(a)	91
3,905	Delek US Holdings, Inc.(a)	83
198	Denbury, Inc.(a)	16
7,630	Devon Energy Corp.	452
1,588	Earthstone Energy, Inc., Class - A(a)	20
2,568	Evolution Petroleum Corp.	17
2,196	Falcon Minerals Corp.	15
1,515	Gevo, Inc.(a)	7
2,312	Golar LNG Ltd.(a)	57
20,751	Kosmos Energy Ltd.(a)	149
61	Laredo Petroleum, Inc.(a)	5
416	Matador Resources Co.	22
189	Murphy Oil Corp.	8
21,248	Navigator Holdings Ltd.(a)	259
2,578	Nordic American Tankers Ltd.	5
3,747	Ovintiv, Inc.	203
369	PDC Energy, Inc.	27
1,094	Peabody Energy Corp.(a)	27
2,186	Range Resources Corp.(a)	66
2,901	Ranger Oil Corp.(a)	100
696	Renewable Energy Group, Inc.(a)	42
52	REX American Resources Corp.(a)	5
588	Scorpio Tankers, Inc.	13
9,204	SFL Corp. Ltd.	94
6,450	SM Energy Co.	251
36,900	Southwestern Energy Co.(a)	266
403	Talos Energy, Inc.(a)	6
4,701	Tellurian, Inc.(a)	25
55	Whiting Petroleum Corp.	4
1,690	World Fuel Services Corp.	46
		3,188

	Paper & Forest Products — 0.01%
95	Louisiana-Pacific Corp.	6

	Personal Products — 0.27%
494	e.l.f. Beauty, Inc.(a)	13
853	Inter Parfums, Inc.	75
198	Medifast, Inc.	34
1,972	Nu Skin Enterprises, Inc., Class - A	94
899	The Beauty Health Co.(a)	15
		231

	Pharmaceuticals — 2.00%
6,939	Adicet Bio, Inc.(a)	139
607	Aerie Pharmaceuticals, Inc.(a)	6
2,129	Amneal Pharmaceuticals, Inc.(a)	9
6,184	Amphastar Pharmaceuticals, Inc.(a)	222
1,153	Amryt Pharma PLC, ADR^(a)	10
539	Arvinas, Inc.(a)	36
580	Axsome Therapeutics, Inc.(a)	24
376	Cassava Science, Inc.(a)	14
81	Catalent, Inc.(a)	9
260	Corcept Therapeutics, Inc.(a)	6
3,832	CorMedix, Inc.(a)	21
1,367	Cymabay Therapeutics, Inc.(a)	4
923	Edgewise Therapeutics, Inc.(a)	9
264	Fulcrum Therapeutics, Inc.(a)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
2,328	Harmony Biosciences Holdings, Inc.(a)	$113
1,228	Harrow Health, Inc.(a)	8
653	Horizon Therapeutics PLC(a)	69
1,079	Innoviva, Inc.(a)	21
711	Intra-Cellular Therapies, Inc.(a)	44
1,598	Marinus Pharmaceuticals, Inc.(a)	15
5,685	Pacira BioSciences, Inc.(a)	433
1,073	Paratek Pharmaceuticals, Inc.(a)	3
236	Phathom Pharmaceuticals, Inc.(a)	3
1,203	Phibro Animal Health Corp., Class - A	24
908	Pliant Therapeutics, Inc.(a)	6
664	PMV Pharmaceuticals, Inc.(a)	14
1,583	Prestige Consumer Healthcare, Inc.(a)	84
638	Reata Pharmaceuticals, Inc., Class - A(a)	21
484	Relmada Therapeutics, Inc.(a)	13
1,076	Revance Therapeutics, Inc.(a)	21
4,208	Satsuma Pharmaceuticals, Inc.(a)	16
8,361	Supernus Pharmaceuticals, Inc.(a)	270
358	Vaxcyte, Inc.(a)	9
1,883	WaVe Life Sciences Ltd.(a)	4
4,381	Xeris BioPharma Holdings, Inc.(a)	11
		1,717

	Professional Services — 2.08%
917	ASGN, Inc.(a)	107
62	Booz Allen Hamilton Holding Corp.	5
20	CACI International, Inc., Class - A(a)	6
1,815	CBIZ, Inc.(a)	76
42	Exponent, Inc.	5
412	First Advantage Corp.(a)	8
217	Huron Consulting Group, Inc.(a)	10
173	ICF International, Inc.	16
19,006	KBR, Inc.	1,039
594	Kelly Services, Inc., Class - A	13
982	Kforce, Inc.	73
1,998	Korn Ferry	130
78	ManTech International Corp., Class - A	7
9,154	Mistras Group, Inc.(a)	61
3,195	Rekor Systems, Inc.(a)	15
1,018	Science Applications International Corp.	94
1,649	Upwork, Inc.(a)	38
2,860	Willdan Group, Inc.(a)	88
		1,791

	Real Estate Management & Development — 0.23%
1,451	BBX Capital, Inc.(a)	14
1,286	Douglas Elliman, Inc.	9
587	Essential Properties Realty Trust, Inc.	15
1,232	eXp World Holdings, Inc.	26
299	Forestar Group, Inc.(a)	5
821	Marcus & Millichap, Inc.	44
3,583	Newmark Group, Inc., Class - A	58
1,646	Rafael Holdings, Inc., Class - B(a)	4
997	Redfin Corp.(a)	18
235	The RMR Group, Inc., Class - A	7
		200

	Road & Rail — 0.68%
149	Avis Budget Group, Inc.(a)	39
6,392	Knight-Swift Transportation Holdings, Inc.	324
412	P.A.M. Transportation Services, Inc.(a)	14
752	Saia, Inc.(a)	183

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
3,453	Yellow Corp.(a)	$24
		584

	Semiconductors & Semiconductor Equipment — 5.87%
809	Advanced Energy Industries, Inc.	70
485	Alpha & Omega Semiconductor Ltd.(a)	27
658	Ambarella, Inc.(a)	69
3,622	Amkor Technology, Inc.	79
3,010	AXT, Inc.(a)	21
75	Azenta, Inc.	6
353	CEVA, Inc.(a)	14
55	Cirrus Logic, Inc.(a)	5
71	CMC Materials, Inc.	13
169	Diodes, Inc.(a)	15
623	Enphase Energy, Inc.(a)	126
126	Entegris, Inc.	17
3,557	FormFactor, Inc.(a)	150
188	Impinj, Inc.(a)	12
3,757	Lattice Semiconductor Corp.(a)	229
12,580	MACOM Technology Solutions Holdings, Inc.(a)	752
664	Marvell Technology, Inc.	48
8,454	MaxLinear, Inc., Class - A(a)	493
3,107	Meta Materials, Inc.^(a)	5
624	MKS Instruments, Inc.	94
506	Monolithic Power Systems, Inc.	246
225	NVE Corp.	12
2,203	Power Integrations, Inc.	204
2,745	Qorvo, Inc.(a)	340
5,703	Semtech Corp.(a)	394
1,346	Silicon Laboratories, Inc.(a)	203
604	SiTime Corp.(a)	150
648	SMART Global Holdings, Inc.(a)	17
400	SunPower Corp.(a)	9
799	Synaptics, Inc.(a)	159
212	Ultra Clean Holdings, Inc.(a)	9
1,829	Universal Display Corp.	305
661	Veeco Instruments, Inc.(a)	18
6,529	Wolfspeed, Inc.(a)	742
		5,053

	Software — 3.64%
1,400	ACI Worldwide, Inc.(a)	44
471	Agilysys, Inc.(a)	19
473	Alarm.com Holding, Inc.(a)	31
1,904	Alkami Technology, Inc.(a)	27
829	Altair Engineering, Inc., Class - A(a)	53
343	Alteryx, Inc., Class - A(a)	25
2,591	American Software, Inc., Class - A	54
195	Appfolio, Inc., Class - A(a)	22
736	Appian Corp.(a)	45
3,150	Asure Software, Inc.(a)	19
49	Avalara, Inc.(a)	5
450	AvidXchange Holdings, Inc.(a)	4
472	Blackline, Inc.(a)	35
1,896	Bottomline Technologies, Inc.(a)	107
1,091	Box, Inc., Class - A(a)	32
526	Cleanspark, Inc.(a)	7
979	Cognyte Software, Ltd.(a)	11
2,763	CommVault Systems, Inc.(a)	183
531	Consensus Cloud Solutions, Inc.(a)	32
5,121	Couchbase, Inc.(a)	89
1,051	Coupa Software, Inc.(a)	107
258	CS Disco, Inc.(a)	9

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
313	Digimarc Corp.(a)	$8
740	Digital Turbine, Inc.(a)	32
434	Domo, Inc., Class - B(a)	22
1,935	Ebix, Inc.	64
929	eGain Corp.(a)	11
334	Enfusion, Inc., Class - A(a)	4
348	Envestnet, Inc.(a)	26
1,718	EverCommerce, Inc.(a)	23
83	Fair Isaac Corp.(a)	39
631	Five9, Inc.(a)	70
846	Guidewire Software, Inc.(a)	80
186	HubSpot, Inc.(a)	88
5,606	Kaltura, Inc.(a)	10
1,534	Meridianlink, Inc.(a)	28
117	MicroStrategy, Inc.(a)	57
51	Mimecast Ltd.(a)	4
281	Mitek Systems, Inc.(a)	4
3,232	Model N, Inc.(a)	87
1,228	Onespan, Inc.(a)	18
1,430	Ping Identity Holding Corp.(a)	39
674	Progress Software Corp.	32
882	PROS Holdings, Inc.(a)	29
868	PTC, Inc.(a)	94
680	Qualys, Inc.(a)	97
1,182	Rapid7, Inc.(a)	131
711	Rimini Street, Inc.(a)	4
1,189	Riot Blockchain, Inc.(a)	25
892	Sailpoint Technologies Holding, Inc.(a)	46
475	Sapiens International Corp. N.V.	12
831	SPS Commerce, Inc.(a)	109
3,542	SS&C Technologies Holdings, Inc.	265
425	Stronghold Digital Mining, Inc., Class - A(a)	2
782	Tenable Holdings, Inc.(a)	45
1,345	Varonis Systems, Inc.(a)	64
979	Verint Systems, Inc.(a)	51
248	Veritone, Inc.(a)	5
2,339	VirnetX Holding Corp.(a)	4
340	Vonage Holdings Corp.(a)	7
1,462	Workiva, Inc.(a)	172
2,075	Xperi Holding Corp.	36
72	Zscaler, Inc.(a)	17
13,771	Zuora, Inc., Class - A(a)	206
		3,127

	Specialty Retail — 1.78%
713	Advance Auto Parts, Inc.	148
1,447	American Eagle Outfitters, Inc.	24
520	Asbury Automotive Group, Inc.(a)	83
1,037	Bed Bath & Beyond, Inc.(a)	23
320	Blink Charging Co., Class - C^(a)	8
790	Camping World Holdings, Inc., Class - A	22
2,162	Floor & Decor Holdings, Inc., Class - A(a)	176
1,806	Genesco, Inc.(a)	115
72	Group 1 Automotive, Inc.	12
506	GrowGeneration Corp., Class - C(a)	5
1,362	Guess?, Inc.^	30
15,434	Leslie's, Inc.(a)	300
334	Lithia Motors, Inc., Class - A	100
289	Monro, Inc.	13
324	Murphy USA, Inc.	65
53	Penske Automotive Group, Inc.	5
802	Rent-A-Center, Inc.	20
231	Restoration Hardware Co.(a)	75

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
2,077	Sally Beauty Holdings, Inc.(a)	$32
708	Shoe Carnival, Inc.	21
431	Signet Jewelers Ltd.	31
7,426	Sportsman's Warehouse Holdings, Inc.(a)	79
468	The Aaron's Co., Inc.	9
297	The Buckle, Inc.	10
3,215	The Cato Corp., Class - A	47
1,585	The ODP Corp.(a)	73
560	Tilly's, Inc., Class - A	5
		1,531

	Technology Hardware, Storage & Peripherals — 0.77%
1,606	3D Systems Corp.(a)	27
419	Corsair Gaming, Inc.(a)	9
1,377	Diebold Nixdorf, Inc.(a)	9
1,673	Eastman Kodak Co.(a)	11
761	Immersion Corp.(a)	4
20,033	Integral Ad Science Holding Corp.(a)	277
5,871	NCR Corp.(a)	236
3,353	Stratasys Ltd.(a)	85
		658

	Textiles, Apparel & Luxury Goods — 0.45%
47	Columbia Sportswear Co.	4
1,065	Crocs, Inc.(a)	81
3,666	Fossil Group, Inc.(a)	35
792	G-III Apparel Group Ltd.(a)	21
2,897	Kontoor Brands, Inc.	121
412	Steven Madden Ltd.	16
4,730	Wolverine World Wide, Inc.	107
		385

	Thrifts & Mortgage Finance — 0.86%
1,712	Axos Financial, Inc.(a)	79
3,569	Bankfinancial Corp.	37
3,488	Columbia Financial, Inc.(a)	75
47	Federal Agricultural Mortgage Corp., Class - C	5
667	Flagstar Bancorp, Inc.	28
79	HomeStreet, Inc.	4
155	Meta Financial Group, Inc.	9
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	47
8,371	NMI Holdings, Inc.(a)	173
871	PennyMac Financial Services, Inc.	46
3,124	Provident Financial Services, Inc.	73
3,405	Sterling Bancorp, Inc.(a)	24
928	Walker & Dunlop, Inc.	120
623	Western New England Bancorp, Inc.	6
247	WSFS Financial Corp.	12
		741

	Tobacco — 0.11%
1,066	Universal Corp.	62
2,572	Vector Group Ltd.	31
		93

	Trading Companies & Distributors — 1.64%
63	Applied Industrial Technologies, Inc.	6
5,077	Beacon Roofing Supply, Inc.(a)	301
563	Boise Cascade Co.	39
200	DXP Enterprises, Inc.(a)	5
192	GMS, Inc.(a)	10
1,021	Herc Holdings, Inc.	171

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
46,367	MRC Global, Inc.(a)	$552
1,578	Rush Enterprises, Inc., Class - A	80
548	SiteOne Landscape Supply, Inc.(a)	89
3,496	Textainer Group Holdings Ltd.	133
166	WESCO International, Inc.(a)	22
		1,408

	Water Utilities — 0.22%
65	American States Water Co.	6
1,134	California Water Service Group	67
602	Global Water Resources, Inc.	10
626	Middlesex Water Co.	66
202	SJW Group	14
556	The York Water Co.	25
		188

	Wireless Telecommunication Services — 0.04%
331	Gogo, Inc.(a)	6
1,625	Telephone and Data Systems, Inc.	31
		37
	Total Common Stocks	79,601

	Contingent Rights — 0.15%
	Biotechnology — 0.00%
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	–

	Health Care — 0.00%
759	Aratana Therapeutics, Inc. CVR, 12/31/21(a)(b)	–
1,646	Progenics Pharma CVR, 12/31/22(a)(b)	–
		–

	Metals & Mining — 0.15%
149,597	Pan American Silver Corp. CVR, 02/22/29(a)	125

	Pharmaceuticals — 0.00%
5,589	Xeris BioPharma Hold CVR, 10/6/49 (a)	1
	Total Contingent Rights	126

	Investment Companies — 6.83%
279,415	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(c)	279
5,590,517	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(c)	5,591
	Total Investment Companies	5,870

	Total Investments (cost $50,598) — 99.64%	85,597
	Other assets in excess of liabilities — 0.36%	311

	Net Assets - 100.00%	$85,908

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2022.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	44.28%	48.38%	92.66%
Contingent Rights	0.15%	0.00%	0.15%
Investment Companies	-	6.83%	6.83%
Other Assets (Liabilities)	0.37%	-0.01%	0.36%
Total Net Assets	44.80%	55.20%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	52	6/17/22	$5,373	$241
			$5,373	$241
	Total Unrealized Appreciation			$241
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$241

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.03%
	Australia — 1.82%
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$16
2,941	APA Group (Gas Utilities)	23
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	39
485	ASX Ltd. (Capital Markets)	29
4,501	Aurizon Holdings Ltd. (Road & Rail)	12
6,890	Australia & New Zealand Banking Group Ltd. (Banks)	141
7,185	BHP Billiton Ltd. (Metals & Mining)	278
5,134	BHP Group Ltd. (Metals & Mining)	199
1,230	BlueScope Steel Ltd. (Metals & Mining)	19
3,525	Brambles Ltd. (Commercial Services & Supplies)	26
165	Cochlear Ltd. (Health Care Equipment & Supplies)	28
3,429	Coles Group Ltd. (Food & Staples Retailing)	46
4,089	Commonwealth Bank of Australia (Banks)	323
1,360	Computershare Ltd. (IT Services)	25
991	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	9
1,143	CSL Ltd. (Biotechnology)	229
2,615	Dexus (Equity Real Estate Investment Trusts)	21
148	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	10
3,057	Endeavour Group Ltd. (Food & Staples Retailing)	17
3,517	Evolution Mining Ltd. (Metals & Mining)	12
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	65
4,174	Goodman Group (Equity Real Estate Investment Trusts)	71
478	IDP Education Ltd. (Diversified Consumer Services)	11
5,779	Insurance Australia Group Ltd. (Insurance)	19
1,593	LendLease Group (Real Estate Management & Development)(b)	13
788	Macquarie Group Ltd. (Capital Markets)	119
7,667	Medibank Private Ltd. (Insurance)	18
419	Mineral Resources Ltd. (Metals & Mining)	17
9,646	Mirvac Group (Equity Real Estate Investment Trusts)	18
8,028	National Australia Bank Ltd. (Banks)	193
2,021	Newcrest Mining Ltd. (Metals & Mining)	41
2,645	Northern Star Resources Ltd. (Metals & Mining)	21
927	Orica Ltd. (Chemicals)	11
4,121	Origin Energy Ltd. (Electric Utilities)	19
2,446	Qantas Airways Ltd. (Airlines)(a)	9
3,741	QBE Insurance Group Ltd. (Insurance)	32
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	21
112	REA Group Ltd. (Interactive Media & Services)	11
687	Reece Ltd. (Trading Companies & Distributors)	10
914	Rio Tinto Ltd. (Metals & Mining)	82
9,173	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	53

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
12,339	Scentre Group (Equity Real Estate Investment Trusts)	$28
923	SEEK Ltd. (Interactive Media & Services)	20
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	31
11,701	South32 Ltd. (Metals & Mining)	44
5,512	Stockland (Equity Real Estate Investment Trusts)	17
3,312	Suncorp Group Ltd. (Insurance)	27
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	23
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	31
3,178	The GPT Group (Equity Real Estate Investment Trusts)	12
6,949	Transurban Group (Transportation Infrastructure)	70
2,004	Treasury Wine Estates Ltd. (Beverages)	17
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	12
528	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	11
2,750	Wesfarmers Ltd. (Multiline Retail)	103
8,782	Westpac Banking Corp. (Banks)	159
358	WiseTech Global Ltd. (Software)	13
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	57
3,057	Woolworths Group Ltd. (Food & Staples Retailing)	85
		3,116

	Austria — 0.04%
836	Erste Group Bank AG (Banks)(b)	30
383	OMV AG (Oil, Gas & Consumable Fuels)	18
389	Raiffeisen Bank International AG (Banks)(b)	6
147	Verbund AG (Electric Utilities)	16
246	Voestalpine AG (Metals & Mining)	7
		77

	Belgium — 0.87%
444	Ageas SA (Insurance)	22
21,508	Anheuser-Busch InBev N.V. (Beverages)	1,287
134	Colruyt SA (Food & Staples Retailing)	6
67	Elia Group SA (Electric Utilities)(b)	10
281	Groupe Bruxelles Lambert SA (Diversified Financial Services)	29
634	KBC Group N.V. (Banks)	45
370	Proximus SADP (Diversified Telecommunication Services)	7
31	Sofina SA (Diversified Financial Services)	11
183	Solvay SA, Class - A (Chemicals)	18
321	UCB SA (Pharmaceuticals)	38
491	Umicore SA (Chemicals)(b)	21
		1,494

	Bermuda — 0.07%
887	Arch Capital Group Ltd. (Insurance)(a)	42
325	Bunge Ltd. (Food Products)	36
98	Everest Re Group Ltd. (Insurance)	30
902	Invesco Ltd. (Capital Markets)	21
		129

	Canada — 3.25%
1,099	Agnico Eagle Mines Ltd. (Metals & Mining)	67

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
400	Air Canada (Airlines)(a)(b)	$8
2,006	Algonquin Power & Utilities Corp. (Multi-Utilities)	31
2,000	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	90
800	AltaGas Ltd. (Gas Utilities)	18
500	Ballard Power Systems, Inc. (Electrical Equipment)(a)	6
1,555	Bank of Montreal (Banks)	183
4,364	Barrick Gold Corp. (Metals & Mining)	107
200	BCE, Inc. (Diversified Telecommunication Services)	11
1,495	Blackberry Ltd. (Software)(a)	11
3,443	Brookfield Asset Management, Inc. (Capital Markets)	195
800	CAE, Inc. (Aerospace & Defense)(a)	21
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	26
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	9
1,100	Canadian Imperial Bank of Commerce (Banks)	134
1,746	Canadian National Railway Co. (Road & Rail)	234
2,900	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	180
2,256	Canadian Pacific Railway Ltd. (Road & Rail)	186
143	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	22
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	9
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	5
500	CGI, Inc. (IT Services)(a)	40
49	Constellation Software, Inc. (Software)	84
700	Dollarama, Inc. (Multiline Retail)	40
600	Emera, Inc. (Electric Utilities)	30
400	Empire Co. Ltd. (Food & Staples Retailing)	14
4,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	226
13,051	First Quantum Minerals Ltd. (Metals & Mining)	451
100	FirstService Corp. (Real Estate Management & Development)	14
1,100	Fortis, Inc. (Electric Utilities)	54
500	Franco-Nevada Corp. (Metals & Mining)	80
200	George Weston Ltd. (Food & Staples Retailing)	25
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	19
600	Great-West Lifeco, Inc. (Insurance)	18
800	Hydro One Ltd. (Electric Utilities)(b)	22
300	iA Financial Corp., Inc. (Insurance)	18
200	IGM Financial, Inc. (Capital Markets)	7
600	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	29
419	Intact Financial Corp. (Insurance)	62
1,227	Ivanhoe Mines Ltd. (Metals & Mining)(a)	11
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	15
3,200	Kinross Gold Corp. (Metals & Mining)	19
300	Lightspeed Commerce, Inc. (Software)(a)	9

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
400	Loblaw Companies Ltd. (Food & Staples Retailing)	$36
301	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	110
1,400	Lundin Mining Corp. (Metals & Mining)(b)	14
700	Magna International, Inc. (Auto Components)	45
4,700	Manulife Financial Corp. (Insurance)	100
600	Metro, Inc. (Food & Staples Retailing)	35
800	National Bank of Canada (Banks)	61
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	17
1,400	Nutrien Ltd. (Chemicals)	145
150	Nuvei Corp. (IT Services)(a)	11
200	Onex Corp. (Diversified Financial Services)	13
700	Open Text Corp. (Software)(b)	30
500	Pan American Silver Corp. (Metals & Mining)	14
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	12
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	53
1,350	Power Corp. of Canada (Insurance)	42
500	Quebecor, Inc. (Media)	12
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	41
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	6
300	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	18
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	51
3,442	Royal Bank of Canada (Banks)	378
691	Saputo, Inc. (Food Products)(b)	16
1,200	Shaw Communications, Inc., Class - B (Media)	37
275	Shopify, Inc. (IT Services)(a)	186
1,400	Sun Life Financial, Inc. (Insurance)	78
3,700	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	120
2,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	130
1,100	Teck Resources Ltd., Class - B (Metals & Mining)	44
1,000	TELUS Corp. (Diversified Telecommunication Services)	26
213	TFI International, Inc. (Road & Rail)	23
2,929	The Bank of Nova Scotia (Banks)	210
4,400	The Toronto-Dominion Bank (Banks)	349
400	Thomson Reuters Corp. (Professional Services)	43
100	TMX Group Ltd. (Capital Markets)	10
200	Toromont Industries, Ltd. (Trading Companies & Distributors)	19
737	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	34
600	Waste Connections, Inc. (Commercial Services & Supplies)	84
200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	16
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	52

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
300	WSP Global, Inc. (Construction & Engineering)(b)	$40
		5,601

	China — 0.01%
3,000	SITC International Holdings Co. Ltd. (Marine)	10

	Denmark — 0.83%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	24
14	A.P. Moller - Maersk A/S, Class - B (Marine)	42
354	Ambu A/S, Class - B (Health Care Equipment & Supplies)	5
251	Carlsberg A/S, Class - B (Beverages)	31
263	Christian Hansen Holding A/S (Chemicals)(b)	19
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	46
1,609	Danske Bank A/S (Banks)	27
292	Demant A/S (Health Care Equipment & Supplies)(a)	13
500	DSV A/S (Road & Rail)	96
165	Genmab A/S (Biotechnology)(a)(b)	60
278	GN Store Nord A/S (Health Care Equipment & Supplies)	14
4,099	Novo Nordisk A/S, Class - B (Pharmaceuticals)	454
501	Novozymes A/S, B Shares (Chemicals)	34
3,532	Orsted A/S (Electric Utilities)(a)(b)	442
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	23
18	ROCKWOOL International A/S, B Shares (Building Products)	6
810	Tryg A/S (Insurance)(b)	20
2,458	Vestas Wind Systems A/S (Electrical Equipment)(a)	72
		1,428

	Finland — 0.52%
360	Elisa Oyj (Diversified Telecommunication Services)	22
1,122	Fortum Oyj (Electric Utilities)	21
684	Kesko Oyj, Class - B (Food & Staples Retailing)	19
864	Kone Oyj, Class - B (Machinery)	45
10,710	Neste Oyj (Oil, Gas & Consumable Fuels)	487
13,185	Nokia Oyj (Communications Equipment)(a)	73
7,916	Nordea Bank Abp (Banks)	82
243	Orion Oyj, Class - B (Pharmaceuticals)	11
1,192	Sampo Oyj, Class - A (Insurance)	58
1,360	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	27
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	44
1,231	Wartsila Oyj Abp (Machinery)	11
		900

	France — 2.36%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	14
91	Aeroports de Paris (Transportation Infrastructure)(a)	14
1,154	Air Liquide SA (Chemicals)	202
817	Alstom SA (Machinery)	19
152	Amundi SA (Capital Markets)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
151	Arkema SA (Chemicals)	$18
4,688	AXA SA (Insurance)	137
104	BioMerieux (Health Care Equipment & Supplies)	11
2,734	BNP Paribas SA (Banks)	156
566	Bouygues SA (Construction & Engineering)	20
727	Bureau Veritas SA (Professional Services)(b)	21
403	Capgemini SE (IT Services)	89
1,562	Carrefour SA (Food & Staples Retailing)(b)	34
404	CNP Assurances (Insurance)	10
1,237	Compagnie de Saint-Gobain (Building Products)	74
403	Compagnie Generale des Etablissements Michelin (Auto Components)	55
115	Covivio (Equity Real Estate Investment Trusts)	9
2,961	Credit Agricole SA (Banks)	35
1,592	Danone SA (Food Products)	88
1,670	Dassault Systemes SE (Software)(a)	82
640	Edenred (IT Services)	32
195	Eiffage SA (Construction & Engineering)(b)	20
1,357	Electricite de France SA (Electric Utilities)	13
4,644	Engie SA (Multi-Utilities)	61
694	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	127
78	Eurazeo SE (Diversified Financial Services)	7
301	Faurecia SE (Auto Components)	8
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	15
1,089	Getlink SE (Transportation Infrastructure)	20
77	Hermes International (Textiles, Apparel & Luxury Goods)	109
89	Ipsen SA (Pharmaceuticals)	11
184	Kering SA (Textiles, Apparel & Luxury Goods)	116
568	Klepierre SA (Equity Real Estate Investment Trusts)	15
256	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	10
606	Legrand SA (Electrical Equipment)	58
614	L'Oreal SA (Personal Products)	244
678	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	483
4,724	Orange SA (Diversified Telecommunication Services)(b)	56
112	Orpea (Health Care Providers & Services)(b)	5
508	Pernod Ricard SA (Beverages)	112
528	Publicis Groupe SA (Media)	32
49	Remy Cointreau SA (Beverages)	10
440	Renault SA (Automobiles)(a)	12
854	Safran SA (Aerospace & Defense)	101
2,765	Sanofi (Pharmaceuticals)	282
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	29
1,313	Schneider Electric SE (Electrical Equipment)(b)	220
55	SEB SA (Household Durables)	8
2,059	Societe Generale SA (Banks)	55
224	Sodexo SA (Hotels, Restaurants & Leisure)	18
149	Teleperformance (Professional Services)	57

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
270	Thales SA (Aerospace & Defense)	$34
6,009	TotalEnergies SE (Oil, Gas & Consumable Fuels)	303
225	UbiSoft Entertainment SA (Entertainment)(a)	10
305	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	23
595	Valeo SA (Auto Components)	11
1,599	Veolia Environnement SA (Multi-Utilities)	51
1,264	Vinci SA (Construction & Engineering)	129
1,744	Vivendi SA (Entertainment)	23
71	Wendel SE (Diversified Financial Services)	7
558	Worldline SA (IT Services)(a)	24
		4,059

	Germany — 2.11%
463	adidas AG (Textiles, Apparel & Luxury Goods)	108
980	Allianz SE (Insurance)	233
2,278	Aroundtown SA (Real Estate Management & Development)(b)	13
2,237	BASF SE (Chemicals)	128
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	163
809	Bayerische Motoren Werke AG (Automobiles)	70
177	Bechtle AG (IT Services)	10
255	Beiersdorf AG (Personal Products)	27
400	Brenntag AG (Trading Companies & Distributors)	32
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	16
2,817	Commerzbank AG (Banks)(a)	21
279	Continental AG (Auto Components)(a)	20
494	Covestro AG (Chemicals)	25
1,041	Daimler Truck Holding AG (Machinery)(a)	29
405	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	18
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	63
464	Deutsche Boerse AG (Capital Markets)	84
1,458	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	12
16,240	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	775
7,840	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	146
5,467	E.ON SE (Multi-Utilities)	64
515	Evonik Industries AG (Chemicals)	14
500	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	34
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	39
419	GEA Group AG (Machinery)	17
153	Hannover Rueckversicherung SE (Insurance)	26
370	HeidelbergCement AG (Construction Materials)	21
423	HelloFresh SE (Food & Staples Retailing)(a)	19
263	Henkel AG & Co. KGAA (Household Products)	17
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	107
195	KION Group AG (Machinery)(b)	13

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
186	Knorr-Bremse AG (Machinery)	$14
229	Lanxess AG (Chemicals)	10
193	LEG Immobilien AG (Real Estate Management & Development)	22
2,083	Mercedes-Benz Group AG (Automobiles)(b)	146
314	Merck KGAA (Pharmaceuticals)	66
130	MTU Aero Engines AG (Aerospace & Defense)	30
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	91
126	Nemetschek SE (Software)	12
239	Puma SE (Textiles, Apparel & Luxury Goods)(b)	20
11	Rational AG (Machinery)	8
1,593	RWE AG (Multi-Utilities)	69
2,550	SAP SE (Software)	282
221	Scout24 AG (Interactive Media & Services)	13
1,868	Siemens AG, Registered Shares (Industrial Conglomerates)	258
975	Siemens Energy AG (Electrical Equipment)	22
674	Siemens Healthineers AG (Health Care Equipment & Supplies)	42
326	Symrise AG (Chemicals)(b)	39
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9
228	Uniper SE (Independent Power and Renewable Electricity Producers)	6
258	United Internet AG (Diversified Telecommunication Services)(b)	9
1,772	Vonovia SE (Real Estate Management & Development)	83
543	Zalando SE (Internet & Direct Marketing Retail)(a)	27
		3,642

	Hong Kong — 1.11%
113,347	AIA Group Ltd. (Insurance)	1,182
9,500	BOC Hong Kong Holdings Ltd. (Banks)	36
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)	11
4,800	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	9
5,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	34
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	10
4,000	CLP Holdings Ltd. (Electric Utilities)	39
4,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)	13
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	30
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	10
2,000	Hang Seng Bank Ltd. (Banks)	38
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	17
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	6
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	14

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
28,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	$35
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	138
2,400	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	12
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	4
4,000	MTR Corp. Ltd. (Road & Rail)	22
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	16
3,500	Power Assets Holdings Ltd. (Electric Utilities)	23
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	14
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	10
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	36
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	6
3,000	Swire Properties Ltd. (Real Estate Management & Development)	7
3,500	Techtronic Industries Co. Ltd. (Machinery)	56
5,023	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	43
18,450	WH Group Ltd. (Food Products)	12
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	20
4,000	Xinyi Glass Holdings Ltd. (Building Products)	10
		1,913

	Ireland (Republic of) — 0.96%
322	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	16
234	Allegion PLC (Building Products)	26
1,896	CRH PLC (Construction Materials)(b)	76
235	DCC PLC (Industrial Conglomerates)(b)	18
971	Eaton Corp. PLC (Electrical Equipment)	147
2,161	Experian PLC (Professional Services)	83
417	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	48
540	Horizon Therapeutics PLC (Pharmaceuticals)(a)	57
1,037	James Hardie Industries PLC (Construction Materials)	31
5,333	Kerry Group PLC, Class - A (Food Products)	597
384	Kingspan Group PLC (Building Products)	38
3,258	Medtronic PLC (Health Care Equipment & Supplies)	361
406	Pentair PLC (Machinery)	22
480	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	43
540	Smurfit Kappa Group PLC (Containers & Packaging)(b)	24
243	STERIS PLC (Health Care Equipment & Supplies)	59
		1,646

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Isle of Man — 0.02%
1,361	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	$29

	Israel — 0.17%
101	Azrieli Group Ltd. (Real Estate Management & Development)	9
2,821	Bank Hapoalim BM (Banks)	28
3,663	Bank Leumi Le (Banks)	39
265	Check Point Software Technologies Ltd. (Software)(a)	37
88	CyberArk Software Ltd. (Software)(a)	15
54	Elbit Systems Ltd. (Aerospace & Defense)	12
75	Fiverr International Ltd. (Internet & Direct Marketing Retail)(a)	6
1,491	ICL Group Ltd. (Chemicals)	18
72	Inmode Ltd. (Health Care Equipment & Supplies)(a)	3
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)	20
119	Kornit Digital Ltd. (Machinery)(a)	10
304	Mizrahi Tefahot Bank Ltd. (Banks)	12
155	Nice Ltd. (Software)(a)	34
125	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	39
136	Wix.com Ltd. (IT Services)(a)	14
		296

	Italy — 0.45%
266	Amplifon SpA (Health Care Providers & Services)	12
2,629	Assicurazioni Generali SpA (Insurance)	60
1,251	Atlantia SpA (Transportation Infrastructure)(a)	26
1,427	Davide Campari-Milano N.V. (Beverages)	17
54	Diasorin SpA (Health Care Equipment & Supplies)	8
19,818	Enel SpA (Electric Utilities)(b)	131
6,167	Eni SpA (Oil, Gas & Consumable Fuels)	90
320	Ferrari N.V. (Automobiles)	70
1,425	FinecoBank Banca Fineco SpA (Banks)	22
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	12
39,570	Intesa Sanpaolo SpA (Banks)(b)	91
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	14
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	25
1,124	Nexi SpA (IT Services)(a)	13
1,363	Poste Italiane SpA (Insurance)	15
676	Prusmian SpA (Electrical Equipment)	23
257	Recordati SpA (Pharmaceuticals)	13
5,158	Snam SpA (Gas Utilities)	30
25,056	Telecom Italia SpA (Diversified Telecommunication Services)	9
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	31
5,375	Unicredit SpA (Banks)	58
		770

	Japan — 5.42%
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	39

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,600	Aeon Mall Co. Ltd. (Food & Staples Retailing)	$34
500	AGC, Inc. (Building Products)	20
1,100	Ajinomoto Co., Inc. (Food Products)	31
300	ANA Holdings, Inc. (Airlines)(a)(b)	6
1,100	Asahi Group Holdings Ltd. (Beverages)(b)	40
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	10
3,200	Asahi Kasei Corp. (Chemicals)	28
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	70
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	10
200	Benefit One, Inc. (Professional Services)	4
1,300	Bridgestone Corp. (Auto Components)	50
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	9
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	59
400	Capcom Co. Ltd. (Entertainment)	10
300	Central Japan Railway Co. (Road & Rail)	39
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	17
1,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	53
2,800	Concordia Financial Group Ltd. (Banks)	10
1,100	CyberAgent, Inc. (Media)	14
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	14
200	Daifuku Co. Ltd. (Machinery)	14
2,500	Dai-ichi Life Holdings, Inc. (Insurance)	51
4,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	92
600	Daikin Industries Ltd. (Building Products)	109
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	21
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	34
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	13
3,800	Daiwa Securities Group, Inc. (Capital Markets)	21
1,100	Denso Corp. (Auto Components)	70
500	Dentsu Group, Inc. (Media)	20
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	28
700	East Japan Railway Co. (Road & Rail)	41
600	Eisai Co. Ltd. (Pharmaceuticals)	28
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	29
500	FANUC Corp. (Machinery)	88
200	Fast Retailing Co. Ltd. (Specialty Retail)	103
300	Fuji Electric Co. Ltd. (Electrical Equipment)	15
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	55
500	Fujitsu Ltd. (IT Services)(b)	75
100	GMO Payment Gateway, Inc. (IT Services)	10
600	Hakuhodo DY Holdings, Inc. (Media)	8
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	17
1,000	Hino Motors Ltd. (Machinery)	6
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	14

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	$8
2,400	Hitachi Ltd. (Industrial Conglomerates)	120
500	Hitachi Metals Ltd. (Metals & Mining)(a)	8
4,000	Honda Motor Co. Ltd. (Automobiles)	113
100	Hoshizaki Corp. (Machinery)	7
900	HOYA Corp. (Health Care Equipment & Supplies)	103
800	Hulic Co. Ltd. (Real Estate Management & Development)(b)	7
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	15
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	14
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	29
1,500	Isuzu Motors Ltd. (Automobiles)	19
100	ITO EN Ltd. (Beverages)	5
2,900	ITOCHU Corp. (Trading Companies & Distributors)	98
200	ITOCHU Techno-Solutions Corp. (IT Services)	5
1,300	Japan Exchange Group, Inc. (Capital Markets)	24
6,100	Japan Post Holdings Co. Ltd. (Insurance)(b)	45
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	9
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	16
18	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	15
1,400	JFE Holdings, Inc. (Metals & Mining)	20
500	JSR Corp. (Chemicals)	15
1,100	Kajima Corp. (Construction & Engineering)	13
300	Kakaku.com, Inc. (Interactive Media & Services)	7
500	Kansai Paint Co. Ltd. (Chemicals)	8
1,100	Kao Corp. (Personal Products)	45
3,900	KDDI Corp. (Wireless Telecommunication Services)	128
300	Keio Corp. (Road & Rail)	12
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	8
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	232
400	Kikkoman Corp. (Food Products)	26
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	11
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	31
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	8
300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	9
2,100	Komatsu Ltd. (Machinery)	50
200	Konami Holdings Corp. (Entertainment)	13
100	Kose Corp. (Personal Products)	10
2,600	Kubota Corp. (Machinery)	49
200	Kurita Water Industries Ltd. (Machinery)	7
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	45
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	16
100	Lawson, Inc. (Food & Staples Retailing)	4
600	Lion Corp. (Household Products)	7
700	Lixil Corp. (Building Products)	13

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,100	M3, Inc. (Health Care Technology)	$40
500	Makita Corp. (Machinery)	16
3,900	Marubeni Corp. (Trading Companies & Distributors)	45
1,500	Mazda Motor Corp. (Automobiles)	11
200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	8
500	Medipal Holdings Corp. (Health Care Providers & Services)	8
300	MEIJI Holdings Co. Ltd. (Food Products)	16
200	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	5
900	MINEBEA MITSUMI, Inc. (Machinery)	20
11,749	MISUMI Group, Inc. (Machinery)	351
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	21
2,800	Mitsubishi Corp. (Trading Companies & Distributors)	105
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	50
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	45
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	5
800	Mitsubishi Heavy Industries Ltd. (Machinery)	26
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	184
3,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	100
400	Mitsui Chemicals, Inc. (Chemicals)	10
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	49
900	Mitsui O.S.K. Lines Ltd. (Marine)	25
200	Miura Co. Ltd. (Machinery)	5
5,840	Mizuho Financial Group, Inc. (Banks)	75
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	13
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	36
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	92
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	25
1,100	Nexon Co. Ltd. (Entertainment)	26
600	NGK Insulators Ltd. (Machinery)	9
8,150	Nidec Corp. (Electrical Equipment)	645
800	Nihon M&A Center Holdings, Inc. (Professional Services)	11
300	Nintendo Co. Ltd. (Entertainment)	151
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	23
200	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	14
2,100	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	18
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	15
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	7
2,000	Nippon Steel Corp. (Metals & Mining)(b)	35

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,700	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	$78
400	Nippon Yusen KK (Marine)	35
300	Nissan Chemical Corp. (Chemicals)	18
500	Nisshin Seifun Group, Inc. (Food Products)	7
200	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	14
200	Nitori Holdings Co. Ltd. (Specialty Retail)	25
300	Nitto Denko Corp. (Chemicals)	22
7,500	Nomura Holdings, Inc. (Capital Markets)	32
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	10
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	15
800	Nomura Research Institute Ltd. (IT Services)	26
1,600	NTT Data Corp. (IT Services)	31
1,500	Obayashi Corp. (Construction & Engineering)	11
100	Obic Co. Ltd. (IT Services)	15
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	12
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	12
2,500	Olympus Corp. (Health Care Equipment & Supplies)	47
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	33
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	23
200	Open House Group Co. Ltd. (Household Durables)(b)	9
100	Oracle Corp. (Software)	7
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	96
2,700	ORIX Corp. (Diversified Financial Services)	54
7	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	9
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	17
300	OTSUKA Corp. (IT Services)	11
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	35
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	18
5,600	Panasonic Holdings Corp. (Household Durables)	54
500	Persol Holdings Co. Ltd. (Professional Services)(b)	11
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	17
3,300	Recruit Holdings Co. Ltd. (Professional Services)	143
2,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	31
5,200	Resona Holdings, Inc. (Banks)	22
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	14
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	16
600	Ryohin Keikaku Co. Ltd. (Multiline Retail)	7
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	10

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	SBI Holdings, Inc. (Capital Markets)	$15
300	SCSK Corp. (IT Services)	5
500	Secom Co. Ltd. (Commercial Services & Supplies)	36
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	9
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	14
1,600	Sekisui House Ltd. (Household Durables)	31
1,800	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	86
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	15
500	Sharp Corp. (Household Durables)(b)	5
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	17
200	Shimano, Inc. (Leisure Products)	46
1,400	Shimizu Corp. (Construction & Engineering)	8
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	137
600	Shionogi & Co. Ltd. (Pharmaceuticals)	37
1,000	Shiseido Co. Ltd. (Personal Products)	51
200	SMC Corp. (Machinery)	112
6,900	Softbank Corp. (Wireless Telecommunication Services)	80
2,900	SoftBank Group Corp. (Wireless Telecommunication Services)	130
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	7
800	Sompo Holdings, Inc. (Insurance)	35
3,100	Sony Corp. (Household Durables)	319
200	Square Enix Holdings Co. Ltd. (Entertainment)	9
300	Stanley Electric Co. Ltd. (Auto Components)	6
800	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	13
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	16
2,700	Sumitomo Corp. (Trading Companies & Distributors)	47
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	23
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	30
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	101
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	26
300	Sumitomo Pharma Co., Ltd. (Pharmaceuticals)	3
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	19
300	Suntory Beverage & Food Ltd. (Beverages)	11
400	Sysmex Corp. (Health Care Equipment & Supplies)	29
1,300	T&D Holdings, Inc. (Insurance)	18
500	Taisei Corp. (Construction & Engineering)	14
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	5
3,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	108
900	TDK Corp. (Electronic Equipment, Instruments & Components)	32

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,600	Terumo Corp. (Health Care Equipment & Supplies)	$48
1,200	The Chiba Bank Ltd. (Banks)	7
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	17
1,000	The Shizuoka Bank Ltd. (Banks)	7
500	TIS, Inc. (IT Services)	12
500	Tobu Railway Co. Ltd. (Road & Rail)	12
300	Toho Co. Ltd. (Entertainment)	11
1,500	Tokio Marine Holdings, Inc. (Insurance)	87
100	Tokyo Century Corp. (Diversified Financial Services)	4
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	205
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	18
1,300	Tokyu Corp. (Road & Rail)	17
600	TOPPAN, Inc. (Commercial Services & Supplies)	11
3,400	Toray Industries, Inc. (Chemicals)	18
1,000	Toshiba Corp. (Industrial Conglomerates)	38
600	Tosoh Corp. (Chemicals)	9
300	TOTO Ltd. (Building Products)	12
200	Toyo Suisan Kaisha Ltd. (Food Products)	7
300	Toyota Industries Corp. (Auto Components)	21
25,600	Toyota Motor Corp. (Automobiles)	463
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	21
300	Trend Micro, Inc. (Software)	18
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	6
1,000	Unicharm Corp. (Household Products)	36
500	USS Co. Ltd. (Specialty Retail)	8
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	5
500	West Japan Railway Co. (Road & Rail)(b)	21
300	Yakult Honsha Co. Ltd. (Food Products)	16
300	Yamaha Corp. (Leisure Products)	13
800	Yamaha Motor Co. Ltd. (Automobiles)	18
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	15
600	Yaskawa Electric Corp. (Machinery)	23
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	10
6,700	Z Holdings Corp. (Interactive Media & Services)	29
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	8
		9,339

	Jersey — 0.12%
24,155	Glencore PLC (Metals & Mining)(b)	157
204	Novocure Ltd. (Health Care Equipment & Supplies)(a)	17
2,449	WPP PLC (Media)	32
		206

	Liberia — 0.03%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	49

	Luxembourg — 0.06%
1,541	ArcelorMittal SA (Metals & Mining)	49
330	Eurofins Scientific SE (Life Sciences Tools & Services)	33

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg (continued)
1,138	Tenaris SA (Energy Equipment & Services)	$17
		99

	Netherlands — 1.49%
1,034	ABN AMRO Group N.V. (Banks)	13
216	Adyen N.V. (IT Services)(a)(b)	428
4,449	AEGON N.V. (Insurance)	24
1,431	Airbus SE (Aerospace & Defense)(a)	173
461	Akzo Nobel N.V. (Chemicals)	40
108	Argenx SE (Biotechnology)(a)	34
110	ASM International N.V. (Semiconductors & Semiconductor Equipment)	40
1,023	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	683
2,515	CNH Industrial N.V. (Machinery)	40
214	Euronext NV (Capital Markets)	19
274	EXOR N.V. (Diversified Financial Services)	21
292	Heineken Holding N.V., Class - A (Beverages)	23
659	Heineken N.V. (Beverages)	63
131	IMCD NV (Trading Companies & Distributors)(b)	22
9,432	ING Groep N.V. (Banks)	98
175	JDE Peet's N.V. (Food Products)	5
431	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	14
2,558	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	82
421	Koninklijke DSM N.V. (Chemicals)	75
9,043	Koninklijke KPN N.V. (Diversified Telecommunication Services)	31
2,253	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	69
680	LyondellBasell Industries N.V., Class - A (Chemicals)	70
658	NN Group N.V. (Insurance)	33
619	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	115
2,260	Prosus N.V. (Internet & Direct Marketing Retail)(b)	122
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	28
276	Randstad N.V. (Professional Services)	17
1,666	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	72
1,744	Universal Music Group N.V. (Entertainment)	47
654	Wolters Kluwer N.V. (Professional Services)	70
		2,571

	New Zealand — 0.06%
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	14
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	24
1,764	Mercury NZ Ltd. (Electric Utilities)	7
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	10
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	6
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	16

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
332	Xero Ltd. (Software)(a)	$26
		103

	Norway — 0.83%
571	Adevinta ASA (Interactive Media & Services)(a)	5
243	Aker BP ASA (Oil, Gas & Consumable Fuels)	9
2,403	DNB Bank ASA (Banks)	54
32,558	Equinor ASA (Oil, Gas & Consumable Fuels)	1,217
485	Gjensidige Forsikring ASA (Insurance)	12
1,094	Mowi ASA (Food Products)	29
2,954	Norsk Hydro ASA (Metals & Mining)	29
1,866	Orkla ASA (Food Products)	17
161	Schibsted ASA, Class - A (Media)	4
194	Schibsted ASA, Class - B (Media)	4
1,828	Telenor ASA (Diversified Telecommunication Services)	26
438	Yara International ASA (Chemicals)	22
		1,428

	Poland — 0.00%
487	InPost SA (Air Freight & Logistics)(a)	3

	Portugal — 0.04%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	32
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	16
633	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	15
		63

	Singapore — 0.27%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	18
12,356	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	20
6,700	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	20
1,000	City Developments Ltd. (Real Estate Management & Development)	6
4,361	DBS Group Holdings Ltd. (Banks)	115
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	9
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	19
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	8
6,014	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	8
8,090	Oversea-Chinese Banking Corp. Ltd. (Banks)	74
2,700	Singapore Airlines Ltd. (Airlines)(a)	11
2,000	Singapore Exchange Ltd. (Capital Markets)	15
2,100	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	6
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	40
3,100	United Overseas Bank Ltd. (Banks)	73
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	9

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
5,000	Wilmar International Ltd. (Food Products)	$17
		473

	Spain — 0.54%
690	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	19
171	Aena SME SA (Transportation Infrastructure)(a)	29
1,097	Amadeus IT Group SA (IT Services)(a)	71
16,116	Banco Bilbao Vizcaya Argentaria SA (Banks)	92
42,146	Banco Santander SA (Banks)(b)	143
11,788	CaixaBank SA (Banks)	40
1,212	Cellnex Telecom SA (Diversified Telecommunication Services)	58
703	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	18
585	Enagas SA (Gas Utilities)(b)	13
802	Endesa SA (Electric Utilities)	17
1,174	Ferrovial SA (Construction & Engineering)	31
756	Grifols SA (Biotechnology)	14
14,070	Iberdrola SA (Electric Utilities)	155
3,285	Industria de Diseno Textil SA (Specialty Retail)	71
491	Naturgy Energy Group SA (Gas Utilities)	15
1,081	Red Electrica Corp. SA (Electric Utilities)	22
3,642	Repsol SA (Oil, Gas & Consumable Fuels)	48
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	10
13,095	Telefonica SA (Diversified Telecommunication Services)	63
		929

	Sweden — 0.73%
779	Alfa Laval AB (Machinery)	27
2,440	Assa Abloy AB, B Shares (Building Products)	66
1,624	Atlas Copco AB, A Shares (Machinery)	84
989	Atlas Copco AB, B Shares (Machinery)	45
666	Boliden AB (Metals & Mining)	34
623	Electrolux AB, Class - B (Household Durables)	9
1,497	Embracer Group AB, Class - A (Entertainment)(a)	13
1,637	Epiroc AB, Class - A (Machinery)	35
1,066	Epiroc AB, Class - B (Machinery)	19
721	Equities AB (Capital Markets)	28
1,541	Essity AB, Class - B (Household Products)	36
421	Evolution AB (Hotels, Restaurants & Leisure)	43
217	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	14
571	Getinge AB, B Shares (Health Care Equipment & Supplies)	23
1,788	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	24
4,977	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)(a)	70
854	Husqvarna AB (Machinery)	9
282	Industrivarden AB, A Shares (Diversified Financial Services)(b)	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
451	Industrivarden AB, C Shares (Diversified Financial Services)	$13
321	Investment AB Latour, Class - B (Industrial Conglomerates)	10
978	Investor AB, Class - A (Diversified Financial Services)	23
4,404	Investor AB, Class - B (Diversified Financial Services)	95
569	Kinnevik AB, Class - B (Diversified Financial Services)(a)	15
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	9
580	Lifco AB, Class - B (Industrial Conglomerates)(a)	15
560	Lundin Energy AB (Oil, Gas & Consumable Fuels)	24
3,348	Nibe Industrier AB, Class - B (Building Products)(a)	37
352	Sagax AB, Class - B (Real Estate Management & Development)	11
2,611	Sandvik AB (Machinery)	55
856	Securitas AB, B Shares (Commercial Services & Supplies)	10
1,234	Sinch AB (Software)(a)	8
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	45
802	Skanska AB, B Shares (Construction & Engineering)	18
888	SKF AB, B Shares (Machinery)	14
1,426	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	28
3,569	Svenska Handelsbanken AB, A Shares (Banks)	33
2,295	Swedbank AB, A Shares (Banks)	34
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	19
7,063	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	64
6,801	Telia Co. AB (Diversified Telecommunication Services)(b)	27
3,442	Volvo AB, B Shares (Machinery)	64
318	Volvo AB, Class - A (Machinery)	6
		1,264

	Switzerland — 3.52%
3,880	ABB Ltd., Registered Shares (Electrical Equipment)	126
371	Adecco Group AG (Professional Services)(b)	17
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	97
15	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	8
117	Baloise Holding AG, Registered Shares (Insurance)	21
8	Barry Callebaut AG, Registered Shares (Food Products)(b)	19
3	Chocoladefabriken Lindt & Spruengli AG (Food Products)	36
1,052	Chubb Ltd. (Insurance)	225
541	Clariant AG, Registered Shares (Chemicals)	9
520	Coca-Cola HBC AG (Beverages)	11
1,267	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	161

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
6,878	Credit Suisse Group AG, Registered Shares (Capital Markets)	$54
14	EMS-Chemie Holding AG (Chemicals)	14
361	Garmin Ltd. (Household Durables)	43
90	Geberit AG, Registered Shares (Building Products)	55
22	Givaudan SA, Registered Shares (Chemicals)	91
1,325	Holcim Ltd., Registered Shares (Construction Materials)(b)	64
559	Julius Baer Group Ltd. (Capital Markets)	32
137	Kuehne & Nagel International AG, Registered Shares (Marine)	39
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	29
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	131
6,818	Nestle SA, Registered Shares (Food Products)	886
5,341	Novartis AG, Registered Shares (Pharmaceuticals)	469
53	Partners Group Holding AG (Capital Markets)	66
75	Roche Holding AG (Pharmaceuticals)	33
5,887	Roche Holding AG (Pharmaceuticals)	2,328
102	Schindler Holding AG (Machinery)	22
50	Schindler Holding AG, Registered Shares (Machinery)	11
15	SGS SA, Registered Shares (Professional Services)(b)	42
345	Sika AG, Registered Shares (Chemicals)(b)	114
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	58
26	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	42
77	Swiss Life Holding AG (Insurance)	49
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	19
717	Swiss Re AG (Insurance)	68
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	40
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	105
164	Temenos AG, Registered Shares (Software)	16
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	6
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	19
8,474	UBS Group AG (Capital Markets)	166
65	VAT Group AG (Machinery)(b)	25
113	Vifor Pharma AG (Pharmaceuticals)	20
366	Zurich Financial Services AG (Insurance)	181
		6,067

	Taiwan — 0.56%
9,334	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	973

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	$—

	United Kingdom — 4.94%
2,438	3i Group PLC (Capital Markets)	44
5,849	abrdn PLC (Diversified Financial Services)	16
496	Admiral Group PLC (Insurance)(b)	17
3,739	Amcor PLC (Containers & Packaging)	42
3,061	Anglo American PLC (Metals & Mining)	159
961	Antofagasta PLC (Metals & Mining)	21
549	Aon PLC, Class - A (Insurance)	179
651	Aptiv PLC (Auto Components)(a)	78
1,093	Ashtead Group PLC (Trading Companies & Distributors)	69
902	Associated British Foods PLC (Food Products)	20
3,767	AstraZeneca PLC (Pharmaceuticals)(b)	499
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	22
258	Aveva Group PLC (Software)	8
8,875	Aviva PLC (Insurance)	53
7,610	BAE Systems PLC (Aerospace & Defense)	71
38,792	Barclays PLC (Banks)(b)	75
2,421	Barratt Developments PLC (Household Durables)(b)	16
314	Berkeley Group Holdings PLC (Household Durables)	15
48,457	BP PLC (Oil, Gas & Consumable Fuels)	238
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	17
21,316	BT Group PLC (Diversified Telecommunication Services)	51
886	Bunzl PLC (Trading Companies & Distributors)	34
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	22
861	Clarivate PLC (Professional Services)(a)	14
530	Coca-Cola Europacific Partners PLC (Beverages)	26
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)	96
6,540	Croda International PLC (Chemicals)	671
5,694	Diageo PLC (Beverages)	289
550	Ferguson PLC (Trading Companies & Distributors)	75
12,229	GlaxoSmithKline PLC (Pharmaceuticals)	265
950	Halma PLC (Electronic Equipment, Instruments & Components)	31
823	Hargreaves Lansdown PLC (Capital Markets)	11
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	13
49,736	HSBC Holdings PLC (Banks)	340
3,731	Informa PLC (Media)(a)	29
8,828	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	597
405	Intertek Group PLC (Professional Services)	28
4,095	J Sainsbury PLC (Food & Staples Retailing)	14
6,250	JD Sports Fashion PLC (Specialty Retail)(a)	12
474	Johnson Matthey PLC (Chemicals)	12
5,168	Kingfisher PLC (Specialty Retail)	17
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	17

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
194,459	Legal & General Group PLC (Insurance)	$689
439	Liberty Global PLC, Class - A (Media)(a)	11
718	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(a)	19
1,235	Linde PLC (Chemicals)	394
174,705	Lloyds Banking Group PLC (Banks)	106
793	London Stock Exchange Group PLC (Capital Markets)(b)	83
6,041	M&G PLC (Diversified Financial Services)	17
10,478	Melrose Industries PLC (Industrial Conglomerates)	17
1,214	Mondi PLC (Paper & Forest Products)	24
8,973	National Grid PLC (Multi-Utilities)	138
14,125	Natwest Group PLC (Banks)(b)	40
350	Next PLC (Multiline Retail)	28
1,147	Ocado Group PLC (Food & Staples Retailing)(a)(b)	18
1,722	Pearson PLC (Media)	17
795	Persimmon PLC (Household Durables)	22
1,175	Phoenix Group Holdings PLC (Insurance)	9
6,322	Prudential PLC (Insurance)	93
1,729	RecKitt Benckiser Group PLC (Household Products)	132
4,686	RELX PLC (Professional Services)	146
4,625	Rentokil Initial PLC (Commercial Services & Supplies)	32
2,735	Rio Tinto PLC (Metals & Mining)	219
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	28
325	Schroders PLC (Capital Markets)	14
3,057	Segro PLC (Equity Real Estate Investment Trusts)	54
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	19
626	Severn Trent PLC (Water Utilities)(b)	25
18,782	Shell PLC (Oil, Gas & Consumable Fuels)	515
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	35
939	Smiths Group PLC (Industrial Conglomerates)	18
184	Spirax-Sarco Engineering PLC (Machinery)	30
2,541	SSE PLC (Electric Utilities)	58
21,298	St. James Place PLC (Capital Markets)	401
6,902	Standard Chartered PLC (Banks)	46
4,956	Stellantis N.V. (Automobiles)	80
7,703	Taylor Wimpey PLC (Household Durables)(b)	13
18,103	Tesco PLC (Food & Staples Retailing)	66
2,722	The Sage Group PLC (Software)	25
6,205	Unilever PLC (Personal Products)	282
1,702	United Utilities Group PLC (Water Utilities)	25
65,095	Vodafone Group PLC (Wireless Telecommunication Services)	107
468	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	17
315	Willis Towers Watson PLC (Insurance)	74
		8,509

	United States — 64.83%
194	10X Genomics, Inc., Class - A (Life Sciences Tools & Services)(a)	15
1,377	3M Co. (Industrial Conglomerates)	205
352	A.O. Smith Corp. (Building Products)	22

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
4,288	Abbott Laboratories (Health Care Equipment & Supplies)	$508
4,312	AbbVie, Inc. (Biotechnology)	699
110	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	36
1,528	Accenture PLC, Class - A (IT Services)	515
1,897	Activision Blizzard, Inc. (Entertainment)	152
1,155	Adobe, Inc. (Software)(a)	526
160	Advance Auto Parts, Inc. (Specialty Retail)	33
3,965	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	434
1,458	Aflac, Inc. (Insurance)	94
747	Agilent Technologies, Inc. (Life Sciences Tools & Services)	99
1,211	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	16
547	Air Products & Chemicals, Inc. (Chemicals)	137
412	Akamai Technologies, Inc. (IT Services)(a)	49
281	Albemarle Corp. (Chemicals)	62
357	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	72
181	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	79
34	Alleghany Corp. (Insurance)(a)	29
624	Alliant Energy Corp. (Electric Utilities)	39
918	Ally Financial, Inc. (Consumer Finance)	40
293	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	48
1,471	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	4,090
696	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	1,944
1,523	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	4,964
1,223	AMC Entertainment Holdings, Inc. (Entertainment)(a)	30
22	AMERCO (Road & Rail)	13
628	Ameren Corp. (Multi-Utilities)	59
1,229	American Electric Power Company, Inc. (Electric Utilities)	123
1,597	American Express Co. (Consumer Finance)	299
2,083	American International Group, Inc. (Insurance)	131
1,114	American Tower Corp. (Equity Real Estate Investment Trusts)	280
441	American Water Works Co., Inc. (Water Utilities)	73
286	Ameriprise Financial, Inc. (Capital Markets)	86
394	AmerisourceBergen Corp. (Health Care Providers & Services)	61
1,349	Amgen, Inc. (Biotechnology)	326
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	109
1,296	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	214
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	25
215	ANSYS, Inc. (Software)(a)	68
598	Anthem, Inc. (Health Care Providers & Services)	294

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
39,962	Apple, Inc. (Technology Hardware, Storage & Peripherals)	$6,977
2,155	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	284
597	Aramark (Hotels, Restaurants & Leisure)	22
1,364	Archer-Daniels-Midland Co. (Food Products)	123
580	Arista Networks, Inc. (Communications Equipment)(a)	81
181	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	21
527	Arthur J. Gallagher & Co. (Insurance)	92
167	Asana, Inc., Class - A (Software)(a)	7
147	Assurant, Inc. (Insurance)	27
17,298	AT&T, Inc. (Diversified Telecommunication Services)	409
304	Atmos Energy Corp. (Gas Utilities)	36
533	Autodesk, Inc. (Software)(a)	114
1,047	Automatic Data Processing, Inc. (IT Services)	238
448	AutoZone, Inc. (Specialty Retail)(a)	916
210	Avalara, Inc. (Software)(a)	21
346	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	86
1,324	Avantor, Inc. (Life Sciences Tools & Services)(a)	45
211	Avery Dennison Corp. (Containers & Packaging)	37
1,957	Baker Hughes, Inc. (Energy Equipment & Services)	71
826	Ball Corp. (Containers & Packaging)	74
17,825	Bank of America Corp. (Banks)	735
646	Bath & Body Works, Inc. (Specialty Retail)	31
700	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	16
1,224	Baxter International, Inc. (Health Care Equipment & Supplies)	95
681	Becton Dickinson & Co. (Health Care Equipment & Supplies)	181
420	Bentley Systems, Inc., Class - B (Software)	19
3,157	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	1,114
559	Best Buy Co., Inc. (Specialty Retail)	51
188	Bill.com Holdings, Inc. (Software)(a)	43
366	Biogen, Inc. (Biotechnology)(a)	77
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	35
87	Bio-Techne Corp. (Life Sciences Tools & Services)	38
378	Black Knight, Inc. (IT Services)(a)	22
364	BlackRock, Inc., Class - A (Capital Markets)	278
7,021	Blackstone, Inc., Class - A (Capital Markets)	891
1,270	Block, Inc., Class - A (IT Services)(a)	172
101	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	237
354	Booz Allen Hamilton Holding Corp. (Professional Services)	31
595	BorgWarner, Inc. (Auto Components)	23
362	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	47

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	$154
5,472	Bristol-Myers Squibb Co. (Pharmaceuticals)	400
997	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	628
292	Broadridge Financial Solutions, Inc. (IT Services)	45
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	13
611	Brown & Brown, Inc. (Insurance)	44
787	Brown-Forman Corp., Class - B (Beverages)	53
169	Burlington Stores, Inc. (Specialty Retail)(a)	31
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	37
12	Cable One, Inc. (Media)	18
674	Cadence Design Systems, Inc. (Software)(a)	111
509	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	39
252	Camden Property Trust (Equity Real Estate Investment Trusts)	42
423	Campbell Soup Co. (Food Products)	19
1,022	Capital One Financial Corp. (Consumer Finance)	134
746	Cardinal Health, Inc. (Health Care Providers & Services)	42
415	CarMax, Inc. (Specialty Retail)(a)	40
1,986	Carrier Global Corp. (Building Products)	91
402	Catalent, Inc. (Pharmaceuticals)(a)	45
1,331	Caterpillar, Inc. (Machinery)	297
283	CBOE Global Markets, Inc. (Capital Markets)	32
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	74
338	CDW Corp. (Electronic Equipment, Instruments & Components)	60
280	Celanese Corp., Series A (Chemicals)	40
1,423	Centene Corp. (Health Care Providers & Services)(a)	120
1,460	CenterPoint Energy, Inc. (Multi-Utilities)	45
325	Ceridian HCM Holding, Inc. (Software)(a)	22
726	Cerner Corp. (Health Care Technology)	68
523	CF Industries Holdings, Inc. (Chemicals)	54
122	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(a)	35
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	80
4,672	Chevron Corp. (Oil, Gas & Consumable Fuels)	761
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	106
530	Church & Dwight Co., Inc. (Household Products)	53
804	Cigna Corp. (Health Care Providers & Services)	193
361	Cincinnati Financial Corp. (Insurance)	49
224	Cintas Corp. (Commercial Services & Supplies)	95
10,253	Cisco Systems, Inc. (Communications Equipment)	572

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
4,856	Citigroup, Inc. (Banks)	$259
1,097	Citizens Financial Group, Inc. (Banks)	50
300	Citrix Systems, Inc. (Software)	30
643	Cloudflare, Inc., Class - A (Software)(a)	77
873	CME Group, Inc. (Capital Markets)	208
724	CMS Energy Corp. (Multi-Utilities)	51
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	33
1,313	Cognizant Technology Solutions Corp. (IT Services)	118
98	Coinbase Global, Inc., Class - A (Capital Markets)(a)	19
1,878	Colgate-Palmolive Co. (Household Products)	142
11,031	Comcast Corp., Class - A (Media)	516
1,241	Conagra Brands, Inc. (Food Products)	42
3,294	ConocoPhillips (Oil, Gas & Consumable Fuels)	329
896	Consolidated Edison, Inc. (Multi-Utilities)	85
407	Constellation Brands, Inc., Class - A (Beverages)	94
534	Copart, Inc. (Commercial Services & Supplies)(a)	67
1,900	Corning, Inc. (Electronic Equipment, Instruments & Components)	70
1,807	Corteva, Inc. (Chemicals)	104
1,081	Costco Wholesale Corp. (Food & Staples Retailing)	622
1,878	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	51
178	Coupa Software, Inc. (Software)(a)	18
477	Crowdstrike Holdings, Inc., Class - A (Software)(a)	108
1,053	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	194
342	Crown Holdings, Inc. (Containers & Packaging)	43
31,291	CSX Corp. (Road & Rail)	1,172
356	Cummins, Inc. (Machinery)	73
3,238	CVS Health Corp. (Health Care Providers & Services)	328
832	D.R. Horton, Inc. (Household Durables)	62
5,107	Danaher Corp. (Health Care Equipment & Supplies)	1,498
338	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	45
546	Datadog, Inc., Class - A (Software)(a)	83
185	DaVita, Inc. (Health Care Providers & Services)(a)	21
708	Deere & Co. (Machinery)	294
702	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)(a)	35
418	Delta Air Lines, Inc. (Airlines)(a)	17
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	28
1,569	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	93
236	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	121
695	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	99
738	Discover Financial Services (Consumer Finance)	81

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
414	Discovery, Inc. (Media)(a)	$10
768	Discovery, Inc., Class - C (Media)(a)	19
466	DocuSign, Inc. (Software)(a)	50
576	Dollar General Corp. (Multiline Retail)	128
565	Dollar Tree, Inc. (Multiline Retail)(a)	90
1,969	Dominion Energy, Inc. (Multi-Utilities)	167
99	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	40
263	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	31
350	Dover Corp. (Machinery)	55
1,796	Dow, Inc. (Chemicals)	114
814	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	16
766	Dropbox, Inc., Class - A (Software)(a)	18
490	DTE Energy Co. (Multi-Utilities)	65
1,885	Duke Energy Corp. (Electric Utilities)	210
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	54
1,299	DuPont de Nemours, Inc. (Chemicals)	96
426	Dynatrace, Inc. (Software)(a)	20
304	Eastman Chemical Co. (Chemicals)	34
1,566	eBay, Inc. (Internet & Direct Marketing Retail)	90
624	Ecolab, Inc. (Chemicals)	110
915	Edison International (Electric Utilities)	64
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	178
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	26
699	Electronic Arts, Inc. (Entertainment)	88
1,980	Eli Lilly & Co. (Pharmaceuticals)	567
1,451	Emerson Electric Co. (Electrical Equipment)	142
315	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	64
305	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	40
508	Entergy Corp. (Electric Utilities)	59
1,490	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	178
139	EPAM Systems, Inc. (IT Services)(a)	41
296	Equifax, Inc. (Professional Services)	70
221	Equinix, Inc. (Equity Real Estate Investment Trusts)	164
940	Equitable Holdings, Inc. (Diversified Financial Services)	29
881	Equity Residential (Equity Real Estate Investment Trusts)	79
63	Erie Indemnity Co., Class - A (Insurance)	11
545	Essential Utilities, Inc. (Water Utilities)	28
158	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	55
309	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	38
581	Evergy, Inc. (Electric Utilities)	40
842	Eversource Energy (Electric Utilities)	74
376	Exact Sciences Corp. (Biotechnology)(a)	26
2,361	Exelon Corp. (Electric Utilities)	112
347	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	68
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	45

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
327	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	$67
10,281	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	849
153	F5, Inc. (Communications Equipment)(a)	32
96	FactSet Research Systems, Inc. (Capital Markets)	42
75	Fair Isaac Corp. (Software)(a)	35
1,398	Fastenal Co. (Trading Companies & Distributors)	83
618	FedEx Corp. (Air Freight & Logistics)	143
1,510	Fidelity National Information Services, Inc. (IT Services)	152
1,598	Fifth Third Bancorp (Banks)	69
6,215	First Republic Bank (Banks)	1,008
1,378	FirstEnergy Corp. (Electric Utilities)	63
1,441	Fiserv, Inc. (IT Services)(a)	146
193	FleetCor Technologies, Inc. (IT Services)(a)	48
331	FMC Corp. (Chemicals)	44
344	Fortinet, Inc. (Software)(a)	118
18,829	Fortive Corp. (Machinery)	1,147
336	Fortune Brands Home & Security, Inc. (Building Products)	25
832	Fox Corp., Class - A (Media)	33
244	Fox Corp., Class - B (Media)	9
748	Franklin Resources, Inc. (Capital Markets)	21
3,522	Freeport-McMoRan, Inc. (Metals & Mining)	175
209	Gartner, Inc. (IT Services)(a)	62
153	Generac Holdings, Inc. (Electrical Equipment)(a)	45
556	General Dynamics Corp. (Aerospace & Defense)	134
2,676	General Electric Co. (Industrial Conglomerates)	245
1,485	General Mills, Inc. (Food Products)	101
3,153	General Motors Co. (Automobiles)(a)	138
367	Genuine Parts Co. (Distributors)	46
3,055	Gilead Sciences, Inc. (Biotechnology)	182
728	Global Payments, Inc. (IT Services)	100
436	GoDaddy, Inc., Class - A (IT Services)(a)	36
208	Guidewire Software, Inc. (Software)(a)	20
2,310	Halliburton Co. (Energy Equipment & Services)	87
328	Hasbro, Inc. (Leisure Products)	27
612	HCA Healthcare, Inc. (Health Care Providers & Services)	153
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	43
100	HEICO Corp. (Aerospace & Defense)	15
183	HEICO Corp., Class - A (Aerospace & Defense)	23
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	32
700	Hess Corp. (Oil, Gas & Consumable Fuels)	75
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	55
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	104
613	Hologic, Inc. (Health Care Equipment & Supplies)(a)	47

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,655	Honeywell International, Inc. (Industrial Conglomerates)	$322
749	Hormel Foods Corp. (Food Products)	39
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	35
979	Howmet Aerospace, Inc. (Aerospace & Defense)	35
2,735	HP, Inc. (Technology Hardware, Storage & Peripherals)	99
106	HubSpot, Inc. (Software)(a)	50
321	Humana, Inc. (Health Care Providers & Services)	140
3,515	Huntington Bancshares, Inc. (Banks)	51
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	21
142	IDEX Corp. (Machinery)	27
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	113
768	Illinois Tool Works, Inc. (Machinery)	161
355	Illumina, Inc. (Life Sciences Tools & Services)(a)	124
9,577	Incyte Corp. (Biotechnology)(a)	760
891	Ingersoll Rand, Inc. (Machinery)	45
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	42
9,852	Intel Corp. (Semiconductors & Semiconductor Equipment)	488
1,375	Intercontinental Exchange, Inc. (Capital Markets)	182
2,182	International Business Machines Corp. (IT Services)	284
626	International Flavors & Fragrances, Inc. (Chemicals)	82
950	International Paper Co. (Containers & Packaging)	44
661	Intuit, Inc. (Software)	318
861	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	260
64	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	7
468	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	108
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	40
196	Jack Henry & Associates, Inc. (IT Services)	39
280	Jacobs Engineering Group, Inc. (Professional Services)	39
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	21
214	JB Hunt Transport Services, Inc. (Road & Rail)	43
6,418	Johnson & Johnson (Pharmaceuticals)	1,137
1,745	Johnson Controls International PLC (Building Products)	114
7,189	JPMorgan Chase & Co. (Banks)	980
661	Juniper Networks, Inc. (Communications Equipment)	25
653	Kellogg Co. (Food Products)	42
1,659	Keurig Dr Pepper, Inc. (Beverages)	63
2,368	KeyCorp (Banks)	53
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	71

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
827	Kimberly-Clark Corp. (Household Products)	$102
1,458	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	36
4,978	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	94
1,264	KKR & Co., Inc. (Capital Markets)	74
377	KLA Corp. (Semiconductors & Semiconductor Equipment)	138
384	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	19
467	L3Harris Technologies, Inc. (Aerospace & Defense)	116
227	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	60
349	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	188
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	34
147	Lear Corp. (Auto Components)	21
343	Leidos Holdings, Inc. (Professional Services)	37
653	Lennar Corp., Class - A (Household Durables)	53
87	Lennox International, Inc. (Building Products)	22
54	Liberty Broadband Corp., Class - A (Media)(a)	7
382	Liberty Broadband Corp., Class - C (Media)(a)	52
401	Lincoln National Corp. (Insurance)	26
382	Live Nation Entertainment, Inc. (Entertainment)(a)	45
744	LKQ Corp. (Distributors)	34
609	Lockheed Martin Corp. (Aerospace & Defense)	269
555	Loews Corp. (Insurance)	36
1,630	Lowe's Companies, Inc. (Specialty Retail)	330
1,022	Lucid Group, Inc. (Automobiles)(a)	26
2,503	Lumen Technologies, Inc. (Diversified Telecommunication Services)	28
669	Lyft, Inc., Class - A (Road & Rail)(a)	26
320	M&T Bank Corp. (Banks)	54
1,496	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	128
33	Markel Corp. (Insurance)(a)	49
1,174	MarketAxess Holdings, Inc. (Capital Markets)	399
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	117
1,231	Marsh & McLennan Companies, Inc. (Insurance)	210
159	Martin Marietta Materials, Inc. (Construction Materials)	61
1,969	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	141
619	Masco Corp. (Building Products)	32
128	Masimo Corp. (Health Care Equipment & Supplies)(a)	19
2,131	MasterCard, Inc., Class - A (IT Services)	762
630	McCormick & Company, Inc. (Food Products)	63

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,792	McDonald's Corp. (Hotels, Restaurants & Leisure)	$443
388	McKesson Corp. (Health Care Providers & Services)	119
1,392	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	29
109	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	130
6,178	Merck & Co., Inc. (Pharmaceuticals)	507
1,681	MetLife, Inc. (Insurance)	118
58	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	80
969	MGM Resorts International (Hotels, Restaurants & Leisure)	41
1,276	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	96
2,755	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	215
23,271	Microsoft Corp. (Software)	7,174
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	61
836	Moderna, Inc. (Biotechnology)(a)	144
144	Mohawk Industries, Inc. (Household Durables)(a)	18
139	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	46
479	Molson Coors Beverage Co., Class - B (Beverages)	26
3,280	Mondelez International, Inc., Class - A (Food Products)	206
140	MongoDB, Inc. (IT Services)(a)	62
410	Moody's Corp. (Capital Markets)	138
3,295	Morgan Stanley (Capital Markets)	288
409	Motorola Solutions, Inc. (Communications Equipment)	99
272	Nasdaq, Inc. (Capital Markets)	48
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	48
1,081	Netflix, Inc. (Entertainment)(a)	405
236	Neurocrine Biosciences, Inc. (Biotechnology)(a)	22
966	Newell Brands, Inc. (Household Durables)	21
1,981	Newmont Corp. (Metals & Mining)	157
4,787	NextEra Energy, Inc. (Electric Utilities)	406
3,137	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	422
943	NiSource, Inc. (Multi-Utilities)	30
128	Nordson Corp. (Machinery)	29
595	Norfolk Southern Corp. (Road & Rail)	170
484	Northern Trust Corp. (Capital Markets)	56
372	Northrop Grumman Corp. (Aerospace & Defense)	166
1,470	Nortonlifelock, Inc. (Software)	39
200	Novavax, Inc. (Biotechnology)(a)	15
592	NRG Energy, Inc. (Electric Utilities)	23
689	Nucor Corp. (Metals & Mining)	102
9,567	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,611
8	NVR, Inc. (Household Durables)(a)	36
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	129
377	Okta, Inc. (IT Services)(a)	57

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
234	Old Dominion Freight Line, Inc. (Road & Rail)	$70
555	Omnicom Group, Inc. (Media)	47
1,010	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	63
1,109	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	78
4,043	Oracle Corp. (Software)	334
1,007	Otis Worldwide Corp. (Machinery)	77
250	Owens Corning (Building Products)	23
836	PACCAR, Inc. (Machinery)	74
243	Packaging Corporation of America (Containers & Packaging)	38
1,495	Paramount Global, Class - B (Media)	57
311	Parker Hannifin Corp. (Machinery)	88
790	Paychex, Inc. (IT Services)	108
127	PAYCOM Software, Inc. (Software)(a)	44
2,717	PayPal Holdings, Inc. (IT Services)(a)	314
11,128	PepsiCo, Inc. (Beverages)	1,862
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	49
3,595	PG&E Corp. (Electric Utilities)(a)	43
1,097	Phillips 66 (Oil, Gas & Consumable Fuels)	95
565	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	141
1,248	Plug Power, Inc. (Electrical Equipment)(a)	36
1,033	PNC Financial Services Group, Inc. (Banks)	191
98	Pool Corp. (Distributors)	41
569	PPG Industries, Inc. (Chemicals)	75
1,723	PPL Corp. (Electric Utilities)	49
579	Principal Financial Group, Inc. (Insurance)	43
1,809	Prologis, Inc. (Equity Real Estate Investment Trusts)	292
863	Prudential Financial, Inc. (Insurance)	102
276	PTC, Inc. (Software)(a)	30
1,236	Public Service Enterprise Group, Inc. (Multi-Utilities)	87
386	Public Storage (Equity Real Estate Investment Trusts)	151
647	PulteGroup, Inc. (Household Durables)	27
274	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	34
2,746	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	420
319	Quest Diagnostics, Inc. (Health Care Providers & Services)	44
471	Raymond James Financial, Inc. (Capital Markets)	52
3,611	Raytheon Technologies Corp. (Aerospace & Defense)	358
1,476	Realty Income Corp. (Equity Real Estate Investment Trusts)	102
373	Regency Centers Corp. (Equity Real Estate Investment Trusts)	27
258	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	180
2,436	Regions Financial Corp. (Banks)	54
540	Republic Services, Inc. (Commercial Services & Supplies)	72
354	ResMed, Inc. (Health Care Equipment & Supplies)	86
179	RingCentral, Inc., Class - A (Software)(a)	21

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
475	Rivian Automotive, Inc., Class - A (Automobiles)(a)	$24
298	Robert Half International, Inc. (Professional Services)	34
343	Robinhood Markets, Inc., Class - A (Capital Markets)(a)	5
282	Rockwell Automation, Inc. (Electrical Equipment)	79
288	Roku, Inc. (Entertainment)(a)	36
474	Rollins, Inc. (Commercial Services & Supplies)	17
254	Roper Technologies, Inc. (Industrial Conglomerates)	120
862	Ross Stores, Inc. (Specialty Retail)	78
327	RPM International, Inc. (Chemicals)	27
849	S&P Global, Inc. (Capital Markets)	348
2,370	Salesforce, Inc. (Software)(a)	503
270	SBA Communications Corp. (Equity Real Estate Investment Trusts)	93
3,354	Schlumberger N.V. (Energy Equipment & Services)	139
332	Seagen, Inc. (Biotechnology)(a)	48
371	Sealed Air Corp. (Containers & Packaging)	25
766	Sempra Energy (Multi-Utilities)	129
478	ServiceNow, Inc. (Software)(a)	266
815	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	107
2,933	Sirius XM Holdings, Inc. (Media)	19
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	54
2,657	Snap, Inc., Class - A (Interactive Media & Services)(a)	96
132	Snap-on, Inc. (Machinery)	27
513	Snowflake, Inc., Class - A (IT Services)(a)	118
410	Southwest Airlines Co. (Airlines)(a)	19
394	Splunk, Inc. (Software)(a)	59
562	SS&C Technologies Holdings, Inc. (Software)	42
388	Stanley Black & Decker, Inc. (Machinery)	54
2,875	Starbucks Corp. (Hotels, Restaurants & Leisure)	262
856	State Street Corp. (Capital Markets)	75
554	Steel Dynamics, Inc. (Metals & Mining)	46
281	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	49
468	Sunrun, Inc. (Electrical Equipment)(a)	14
1,573	SVB Financial Group (Banks)(a)	880
1,295	Synchrony Financial (Consumer Finance)	45
371	Synopsys, Inc. (Software)(a)	124
1,248	Sysco Corp. (Food & Staples Retailing)	102
548	T. Rowe Price Group, Inc. (Capital Markets)	83
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	44
1,159	Target Corp. (Multiline Retail)	246
347	Teladoc Health, Inc. (Health Care Technology)(a)	25
116	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	55
118	Teleflex, Inc. (Health Care Equipment & Supplies)	42
2,078	Tesla, Inc. (Automobiles)(a)	2,238

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,248	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	$412
551	Textron, Inc. (Aerospace & Defense)	41
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	43
729	The Allstate Corp. (Insurance)	101
1,892	The Bank of New York Mellon Corp. (Capital Markets)	94
1,356	The Boeing Co. (Aerospace & Defense)(a)	260
303	The Carlyle Group, Inc. (Capital Markets)	15
16,270	The Charles Schwab Corp. (Capital Markets)	1,371
320	The Clorox Co. (Household Products)	44
9,846	The Coca-Cola Co. (Beverages)	610
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	53
3,562	The Estee Lauder Companies, Inc. (Personal Products)	970
814	The Goldman Sachs Group, Inc. (Capital Markets)	269
870	The Hartford Financial Services Group, Inc. (Insurance)	62
358	The Hershey Co. (Food Products)	78
2,534	The Home Depot, Inc. (Specialty Retail)	759
935	The Interpublic Group of Companies, Inc. (Media)	33
238	The J.M. Smucker Co. (Food Products)	32
1,713	The Kraft Heinz Co. (Food Products)	67
1,752	The Kroger Co. (Food & Staples Retailing)	101
882	The Mosaic Co. (Chemicals)	59
5,836	The Procter & Gamble Co. (Household Products)	892
1,421	The Progressive Corp. (Insurance)	162
612	The Sherwin-Williams Co. (Chemicals)	153
2,569	The Southern Co. (Electric Utilities)	186
2,921	The TJX Companies, Inc. (Specialty Retail)	177
613	The Travelers Companies, Inc. (Insurance)	112
4,432	The Walt Disney Co. (Entertainment)(a)	608
1,057	The Western Union Co. (IT Services)	20
2,892	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	97
958	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	566
9,696	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	1,244
280	Tractor Supply Co. (Specialty Retail)	65
579	Trane Technologies PLC (Building Products)	88
129	TransDigm Group, Inc. (Aerospace & Defense)(a)	84
480	TransUnion (Professional Services)	50
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	45
3,163	Truist Financial Corp. (Banks)	179
396	Twilio, Inc., Class - A (IT Services)(a)	65
1,981	Twitter, Inc. (Interactive Media & Services)(a)	77
99	Tyler Technologies, Inc. (Software)(a)	44
753	Tyson Foods, Inc., Class - A (Food Products)	67
3,445	U.S. Bancorp (Banks)	183
3,598	Uber Technologies, Inc. (Road & Rail)(a)	128
748	UDR, Inc. (Equity Real Estate Investment Trusts)	43

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
502	UGI Corp. (Gas Utilities)	$18
127	Ulta Beauty, Inc. (Specialty Retail)(a)	51
1,553	Union Pacific Corp. (Road & Rail)	424
1,775	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	381
172	United Rentals, Inc. (Trading Companies & Distributors)(a)	61
5,850	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,983
136	Unity Software, Inc. (Software)(a)	13
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	45
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	26
1,014	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	103
333	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	71
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	59
244	VeriSign, Inc. (IT Services)(a)	54
372	Verisk Analytics, Inc., Class - A (Professional Services)	80
9,987	Verizon Communications, Inc. (Diversified Telecommunication Services)	509
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	165
3,079	Viatris, Inc. (Pharmaceuticals)	33
1,561	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	44
4,056	Visa, Inc., Class - A (IT Services)	899
1,051	Vistra Corp. (Independent Power and Renewable Electricity Producers)	24
508	VMware, Inc., Class - A (Software)	58
338	Vulcan Materials Co. (Construction Materials)	62
550	W.R. Berkley Corp. (Insurance)	37
109	W.W. Grainger, Inc. (Trading Companies & Distributors)	56
1,782	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	80
3,707	Walmart, Inc. (Food & Staples Retailing)	552
1,025	Waste Management, Inc. (Commercial Services & Supplies)	162
148	Waters Corp. (Life Sciences Tools & Services)(a)	46
174	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	19
331	Webster Financial Corp. (Banks)	19
782	WEC Energy Group, Inc. (Multi-Utilities)	78
9,678	Wells Fargo & Co. (Banks)	469
1,049	Welltower, Inc. (Equity Real Estate Investment Trusts)	101
180	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	74
722	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	36
459	Westinghouse Air Brake Technologies Corp. (Machinery)	44
649	WestRock Co. (Containers & Packaging)	31
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	72
151	Whirlpool Corp. (Household Durables)	26
2,464	Workday, Inc., Class - A (Software)(a)	590

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	$35
240	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	19
1,316	Xcel Energy, Inc. (Electric Utilities)	95
459	Xylem, Inc. (Machinery)	39
727	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	86
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	53
285	Zendesk, Inc. (Software)(a)	34
570	Zillow Group, Inc., Class - C (Real Estate Management & Development)(a)	28
508	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	65
1,157	Zoetis, Inc. (Pharmaceuticals)	218
577	Zoom Video Communications, Inc., Class - A (Software)(a)	68
728	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	43
199	Zscaler, Inc. (Software)(a)	48
		111,633
	Total Common Stocks	168,819

	Preferred Stocks — 0.04%
	Germany — 0.04%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	9
148	FUCHS PETROLUB SE — Preferred (Chemicals)	5
452	Henkel AG & Co. KGAA — Preferred (Household Products)	31
65	Sartorius AG — Preferred (Health Care Equipment & Supplies)	29
	Total Preferred Stocks	74

	Investment Company — 1.33%
2,298,464	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(d)	2,298
	Total Investment Company	2,298

	Total Investments (cost $120,930) — 99.40%	171,191
	Other assets in excess of liabilities — 0.60%	1,034

	Net Assets - 100.00%	$172,225

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2022.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	79.42%	-	18.61%	98.03%
Preferred Stocks	0.04%	-	-	0.04%
Investment Company	0.01%	1.32%	-	1.33%
Other Assets (Liabilities)	0.20%	0.15%	0.25%	0.60%
Total Net Assets	79.67%	1.47%	18.86%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	6	6/17/22	$1,359	$85
MSCI EAFE Index Future	9	6/17/22	965	51
			$2,324	$136
	Total Unrealized Appreciation			$136
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$136

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 100.03%
	Australia — 2.38%
136	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$3
674	APA Group (Gas Utilities)	5
372	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	10
123	ASX Ltd. (Capital Markets)	7
1,097	Aurizon Holdings Ltd. (Road & Rail)	3
1,760	Australia & New Zealand Banking Group Ltd. (Banks)	36
1,994	BHP Billiton Ltd. (Metals & Mining)	77
1,204	BHP Group Ltd. (Metals & Mining)	47
321	BlueScope Steel Ltd. (Metals & Mining)	5
891	Brambles Ltd. (Commercial Services & Supplies)	7
43	Cochlear Ltd. (Health Care Equipment & Supplies)	7
817	Coles Group Ltd. (Food & Staples Retailing)	11
1,060	Commonwealth Bank of Australia (Banks)	82
407	Computershare Ltd. (IT Services)	7
227	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	2
616	Dexus (Equity Real Estate Investment Trusts)	5
39	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	3
767	Endeavour Group Ltd. (Food & Staples Retailing)	4
1,105	Evolution Mining Ltd. (Metals & Mining)	4
1,028	Fortescue Metals Group Ltd. (Metals & Mining)	16
1,039	Goodman Group (Equity Real Estate Investment Trusts)	18
169	IDP Education Ltd. (Diversified Consumer Services)	4
1,585	Insurance Australia Group Ltd. (Insurance)	5
436	LendLease Group (Real Estate Management & Development)(b)	4
211	Macquarie Group Ltd. (Capital Markets)	32
1,579	Medibank Private Ltd. (Insurance)	4
107	Mineral Resources Ltd. (Metals & Mining)	4
2,337	Mirvac Group (Equity Real Estate Investment Trusts)	4
2,029	National Australia Bank Ltd. (Banks)	49
486	Newcrest Mining Ltd. (Metals & Mining)	10
645	Northern Star Resources Ltd. (Metals & Mining)	5
235	Orica Ltd. (Chemicals)	3
1,007	Origin Energy Ltd. (Electric Utilities)	5
503	Qantas Airways Ltd. (Airlines)(a)	2
918	QBE Insurance Group Ltd. (Insurance)	8
29	REA Group Ltd. (Interactive Media & Services)	3
166	Reece Ltd. (Trading Companies & Distributors)	2
220	Rio Tinto Ltd. (Metals & Mining)	20
1,945	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	11
2,969	Scentre Group (Equity Real Estate Investment Trusts)	7
212	SEEK Ltd. (Interactive Media & Services)	5
288	Sonic Healthcare Ltd. (Health Care Providers & Services)	8
2,981	South32 Ltd. (Metals & Mining)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
1,366	Stockland (Equity Real Estate Investment Trusts)	$4
775	Suncorp Group Ltd. (Insurance)	6
1,674	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	7
2,561	Telstra Corp. Ltd. (Diversified Telecommunication Services)	8
1,059	The GPT Group (Equity Real Estate Investment Trusts)	4
1,884	Transurban Group (Transportation Infrastructure)	19
413	Treasury Wine Estates Ltd. (Beverages)	4
2,104	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	3
130	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	3
704	Wesfarmers Ltd. (Multiline Retail)	26
2,273	Westpac Banking Corp. (Banks)	41
84	WiseTech Global Ltd. (Software)	3
589	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	14
752	Woolworths Group Ltd. (Food & Staples Retailing)	21
		728

	Austria — 0.06%
208	Erste Group Bank AG (Banks)(b)	8
84	OMV AG (Oil, Gas & Consumable Fuels)	4
88	Raiffeisen Bank International AG (Banks)(b)	1
39	Verbund AG (Electric Utilities)	4
70	Voestalpine AG (Metals & Mining)	2
		19

	Belgium — 0.26%
107	Ageas SA (Insurance)	5
489	Anheuser-Busch InBev N.V. (Beverages)	30
33	Colruyt SA (Food & Staples Retailing)	1
17	Elia Group SA (Electric Utilities)(b)	3
51	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
139	KBC Group N.V. (Banks)	10
99	Proximus SADP (Diversified Telecommunication Services)	2
9	Sofina SA (Diversified Financial Services)	3
47	Solvay SA, Class - A (Chemicals)	5
77	UCB SA (Pharmaceuticals)	9
122	Umicore SA (Chemicals)(b)	5
		78

	Bermuda — 0.11%
225	Arch Capital Group Ltd. (Insurance)(a)	11
84	Bunge Ltd. (Food Products)	9
24	Everest Re Group Ltd. (Insurance)	7
214	Invesco Ltd. (Capital Markets)	5
		32

	Canada — 4.16%
263	Agnico Eagle Mines Ltd. (Metals & Mining)	16
100	Air Canada (Airlines)(a)(b)	2
377	Algonquin Power & Utilities Corp. (Multi-Utilities)	6
498	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	22
165	AltaGas Ltd. (Gas Utilities)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
148	Ballard Power Systems, Inc. (Electrical Equipment)(a)	$2
379	Bank of Montreal (Banks)	45
1,040	Barrick Gold Corp. (Metals & Mining)	26
38	BCE, Inc. (Diversified Telecommunication Services)	2
332	Blackberry Ltd. (Software)(a)	2
827	Brookfield Asset Management, Inc. (Capital Markets)	47
232	Cameco Corp. (Oil, Gas & Consumable Fuels)	7
50	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	2
263	Canadian Imperial Bank of Commerce (Banks)	32
414	Canadian National Railway Co. (Road & Rail)	56
696	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	43
543	Canadian Pacific Railway Ltd. (Road & Rail)	45
35	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	5
46	Canadian Utilities Ltd., Class - A (Multi-Utilities)	1
127	Canopy Growth Corp. (Pharmaceuticals)^(a)(b)	1
71	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	3
766	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	13
120	CGI, Inc. (IT Services)(a)	10
11	Constellation Software, Inc. (Software)	19
177	Dollarama, Inc. (Multiline Retail)	10
151	Emera, Inc. (Electric Utilities)	7
100	Empire Co. Ltd. (Food & Staples Retailing)	4
1,190	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	55
15	Fairfax Financial Holdings Ltd. (Insurance)	8
343	First Quantum Minerals Ltd. (Metals & Mining)	12
24	FirstService Corp. (Real Estate Management & Development)	3
280	Fortis, Inc. (Electric Utilities)	14
111	Franco-Nevada Corp. (Metals & Mining)	18
40	George Weston Ltd. (Food & Staples Retailing)	5
100	GFL Environmental, Inc. (Commercial Services & Supplies)	3
117	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4
171	Great-West Lifeco, Inc. (Insurance)	5
200	Hydro One Ltd. (Electric Utilities)(b)	5
63	iA Financial Corp., Inc. (Insurance)	4
50	IGM Financial, Inc. (Capital Markets)	2
149	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	7
103	Intact Financial Corp. (Insurance)	15
380	Ivanhoe Mines Ltd. (Metals & Mining)(a)	4
121	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	3
809	Kinross Gold Corp. (Metals & Mining)	5
66	Lightspeed Commerce, Inc. (Software)(a)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
98	Loblaw Companies Ltd. (Food & Staples Retailing)	$9
69	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	25
400	Lundin Mining Corp. (Metals & Mining)(b)	4
172	Magna International, Inc. (Auto Components)	11
1,106	Manulife Financial Corp. (Insurance)	24
140	Metro, Inc. (Food & Staples Retailing)	8
192	National Bank of Canada (Banks)	15
134	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	4
335	Nutrien Ltd. (Chemicals)	35
42	Nuvei Corp. (IT Services)(a)	3
42	Onex Corp. (Diversified Financial Services)	3
135	Open Text Corp. (Software)(b)	6
133	Pan American Silver Corp. (Metals & Mining)	4
100	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	3
316	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	12
328	Power Corp. of Canada (Insurance)	10
100	Quebecor, Inc. (Media)	2
159	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	9
100	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	2
63	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	4
205	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	12
830	Royal Bank of Canada (Banks)	90
141	Saputo, Inc. (Food Products)(b)	3
262	Shaw Communications, Inc., Class - B (Media)	8
66	Shopify, Inc. (IT Services)(a)	45
333	Sun Life Financial, Inc. (Insurance)	19
850	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	28
573	TC Energy Corp. (Oil, Gas & Consumable Fuels)	32
280	Teck Resources Ltd., Class - B (Metals & Mining)	11
300	TELUS Corp. (Diversified Telecommunication Services)	8
51	TFI International, Inc. (Road & Rail)	5
712	The Bank of Nova Scotia (Banks)	51
1,068	The Toronto-Dominion Bank (Banks)	84
100	Thomson Reuters Corp. (Professional Services)	11
33	TMX Group Ltd. (Capital Markets)	3
50	Toromont Industries, Ltd. (Trading Companies & Distributors)	5
185	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	9
153	Waste Connections, Inc. (Commercial Services & Supplies)	21
59	West Fraser Timber Co. Ltd. (Paper & Forest Products)	5
279	Wheaton Precious Metals Corp. (Metals & Mining)	13

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
69	WSP Global, Inc. (Construction & Engineering)(b)	$9
		1,271

	China — 0.05%
24	Futu Holdings Ltd., ADR (Capital Markets)(a)	1
200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	11
1,000	SITC International Holdings Co. Ltd. (Marine)	3
		15

	Denmark — 0.41%
2	A.P. Moller - Maersk A/S, Class - A (Marine)	6
3	A.P. Moller - Maersk A/S, Class - B (Marine)	9
96	Ambu A/S, Class - B (Health Care Equipment & Supplies)	1
57	Carlsberg A/S, Class - B (Beverages)	7
65	Christian Hansen Holding A/S (Chemicals)(b)	5
68	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	10
398	Danske Bank A/S (Banks)	7
62	Demant A/S (Health Care Equipment & Supplies)(a)	3
118	DSV A/S (Road & Rail)	22
78	GN Store Nord A/S (Health Care Equipment & Supplies)	4
125	Novozymes A/S, B Shares (Chemicals)	9
110	Orsted A/S (Electric Utilities)(a)(b)	14
61	Pandora A/S (Textiles, Apparel & Luxury Goods)	6
5	ROCKWOOL International A/S, B Shares (Building Products)	2
217	Tryg A/S (Insurance)(b)	5
592	Vestas Wind Systems A/S (Electrical Equipment)(a)	17
		127

	Finland — 0.35%
85	Elisa Oyj (Diversified Telecommunication Services)	5
273	Fortum Oyj (Electric Utilities)	5
156	Kesko Oyj, Class - B (Food & Staples Retailing)	4
192	Kone Oyj, Class - B (Machinery)	10
240	Neste Oyj (Oil, Gas & Consumable Fuels)	11
3,111	Nokia Oyj (Communications Equipment)(a)	17
1,872	Nordea Bank Abp (Banks)	20
289	Sampo Oyj, Class - A (Insurance)	14
359	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	7
306	UPM-Kymmene Oyj (Paper & Forest Products)	10
296	Wartsila Oyj Abp (Machinery)	3
		106

	France — 2.86%
99	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	3
19	Aeroports de Paris (Transportation Infrastructure)(a)	3
278	Air Liquide SA (Chemicals)	49
206	Alstom SA (Machinery)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
30	Amundi SA (Capital Markets)	$2
36	Arkema SA (Chemicals)	4
1,138	AXA SA (Insurance)	33
28	BioMerieux (Health Care Equipment & Supplies)	3
657	BNP Paribas SA (Banks)	38
481	Bollore SA (Entertainment)	3
134	Bouygues SA (Construction & Engineering)	5
163	Bureau Veritas SA (Professional Services)(b)	5
92	Capgemini SE (IT Services)	20
376	Carrefour SA (Food & Staples Retailing)(b)	8
101	CNP Assurances (Insurance)	2
305	Compagnie de Saint-Gobain (Building Products)	18
104	Compagnie Generale des Etablissements Michelin (Auto Components)	14
32	Covivio (Equity Real Estate Investment Trusts)	3
719	Credit Agricole SA (Banks)	9
371	Danone SA (Food Products)	20
385	Dassault Systemes SE (Software)(a)	19
152	Edenred (IT Services)	8
47	Eiffage SA (Construction & Engineering)(b)	5
311	Electricite de France SA (Electric Utilities)^	3
1,068	Engie SA (Multi-Utilities)	14
169	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	31
23	Eurazeo SE (Diversified Financial Services)	2
15	Faurecia SE (Auto Components)	—
64	Faurecia SE (Auto Components)	2
26	Gecina SA (Equity Real Estate Investment Trusts)(b)	3
244	Getlink SE (Transportation Infrastructure)	4
19	Hermes International (Textiles, Apparel & Luxury Goods)	27
23	Ipsen SA (Pharmaceuticals)	3
44	Kering SA (Textiles, Apparel & Luxury Goods)	28
127	Klepierre SA (Equity Real Estate Investment Trusts)	3
59	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	2
158	Legrand SA (Electrical Equipment)	15
146	L'Oreal SA (Personal Products)	58
163	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	116
1,180	Orange SA (Diversified Telecommunication Services)(b)	14
30	Orpea (Health Care Providers & Services)(b)	1
120	Pernod Ricard SA (Beverages)	26
127	Publicis Groupe SA (Media)	8
14	Remy Cointreau SA (Beverages)	3
118	Renault SA (Automobiles)(a)	3
318	Schneider Electric SE (Electrical Equipment)(b)	53
16	SEB SA (Household Durables)	2
474	Societe Generale SA (Banks)	13
57	Sodexo SA (Hotels, Restaurants & Leisure)	5
34	Teleperformance (Professional Services)	13

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,468	TotalEnergies SE (Oil, Gas & Consumable Fuels)	$74
59	UbiSoft Entertainment SA (Entertainment)(a)	3
77	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	6
152	Valeo SA (Auto Components)	3
384	Veolia Environnement SA (Multi-Utilities)	12
314	Vinci SA (Construction & Engineering)	32
475	Vivendi SA (Entertainment)	6
15	Wendel SE (Diversified Financial Services)	2
148	Worldline SA (IT Services)(a)	6
		875

	Germany — 2.12%
111	adidas AG (Textiles, Apparel & Luxury Goods)	26
236	Allianz SE (Insurance)	56
571	Aroundtown SA (Real Estate Management & Development)(b)	3
534	BASF SE (Chemicals)	30
204	Bayerische Motoren Werke AG (Automobiles)	18
45	Bechtle AG (IT Services)	3
92	Brenntag AG (Trading Companies & Distributors)	7
23	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	4
620	Commerzbank AG (Banks)(a)	5
66	Continental AG (Auto Components)(a)	5
118	Covestro AG (Chemicals)	6
243	Daimler Truck Holding AG (Machinery)(a)	7
100	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	4
1,205	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	15
110	Deutsche Boerse AG (Capital Markets)	20
372	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	3
575	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	27
1,871	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	35
1,319	E.ON SE (Multi-Utilities)	15
135	Evonik Industries AG (Chemicals)	4
117	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	8
91	GEA Group AG (Machinery)	4
34	Hannover Rueckversicherung SE (Insurance)	6
85	HeidelbergCement AG (Construction Materials)	5
100	HelloFresh SE (Food & Staples Retailing)(a)	4
75	Henkel AG & Co. KGAA (Household Products)	5
742	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	25
47	KION Group AG (Machinery)(b)	3
49	Knorr-Bremse AG (Machinery)	4
50	Lanxess AG (Chemicals)	2
41	LEG Immobilien AG (Real Estate Management & Development)	5
512	Mercedes-Benz Group AG (Automobiles)(b)	36

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
32	MTU Aero Engines AG (Aerospace & Defense)	$7
81	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	22
32	Nemetschek SE (Software)	3
65	Puma SE (Textiles, Apparel & Luxury Goods)(b)	6
3	Rational AG (Machinery)	2
371	RWE AG (Multi-Utilities)	16
606	SAP SE (Software)	66
52	Scout24 AG (Interactive Media & Services)	3
448	Siemens AG, Registered Shares (Industrial Conglomerates)	62
244	Siemens Energy AG (Electrical Equipment)	6
173	Siemens Healthineers AG (Health Care Equipment & Supplies)	11
81	Symrise AG (Chemicals)(b)	10
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	2
56	Uniper SE (Independent Power and Renewable Electricity Producers)	1
58	United Internet AG (Diversified Telecommunication Services)(b)	2
19	Volkswagen AG (Automobiles)	5
418	Vonovia SE (Real Estate Management & Development)	19
138	Zalando SE (Internet & Direct Marketing Retail)(a)	7
		650

	Hong Kong — 0.89%
7,492	AIA Group Ltd. (Insurance)	79
2,000	BOC Hong Kong Holdings Ltd. (Banks)	8
1,600	Budweiser Brewing Co. APAC Ltd. (Beverages)	4
1,200	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	2
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	7
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	11
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	10
1,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)	4
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	6
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2
500	Hang Seng Bank Ltd. (Banks)	10
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	4
1,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	1
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	3
6,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	8
723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	35

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	$3
164	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	1
1,000	MTR Corp. Ltd. (Road & Rail)	5
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	5
779	Power Assets Holdings Ltd. (Electric Utilities)	5
1,600	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	4
4,000	Sino Land Co. Ltd. (Real Estate Management & Development)	5
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	12
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	1
757	Techtronic Industries Co. Ltd. (Machinery)	12
1,373	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	12
4,728	WH Group Ltd. (Food Products)	3
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	5
1,000	Xinyi Glass Holdings Ltd. (Building Products)	2
		273

	Ireland (Republic of) — 0.85%
85	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	4
51	Allegion PLC (Building Products)	6
469	CRH PLC (Construction Materials)(b)	19
236	Eaton Corp. PLC (Electrical Equipment)	36
533	Experian PLC (Professional Services)	21
97	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	11
124	Horizon Therapeutics PLC (Pharmaceuticals)(a)	13
271	James Hardie Industries PLC (Construction Materials)	8
97	Kerry Group PLC, Class - A (Food Products)(b)	11
95	Kingspan Group PLC (Building Products)	9
786	Medtronic PLC (Health Care Equipment & Supplies)	87
93	Pentair PLC (Machinery)	5
123	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	11
140	Smurfit Kappa Group PLC (Containers & Packaging)(b)	6
58	STERIS PLC (Health Care Equipment & Supplies)	14
		261

	Isle of Man — 0.03%
365	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	8

	Israel — 0.23%
26	Azrieli Group Ltd. (Real Estate Management & Development)	2
555	Bank Hapoalim BM (Banks)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
876	Bank Leumi Le (Banks)	$10
66	Check Point Software Technologies Ltd. (Software)(a)	9
23	CyberArk Software Ltd. (Software)(a)	4
19	Fiverr International Ltd. (Internet & Direct Marketing Retail)(a)	1
431	ICL Group Ltd. (Chemicals)	5
33	Inmode Ltd. (Health Care Equipment & Supplies)(a)	1
690	Israel Discount Bank Ltd., Class - A (Banks)	4
30	Kornit Digital Ltd. (Machinery)(a)	2
84	Mizrahi Tefahot Bank Ltd. (Banks)	3
39	Nice Ltd. (Software)(a)	9
31	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	11
36	Wix.com Ltd. (IT Services)(a)	4
		70

	Italy — 0.59%
75	Amplifon SpA (Health Care Providers & Services)	3
616	Assicurazioni Generali SpA (Insurance)	14
265	Atlantia SpA (Transportation Infrastructure)(a)	6
316	Davide Campari-Milano N.V. (Beverages)	4
17	Diasorin SpA (Health Care Equipment & Supplies)	3
4,587	Enel SpA (Electric Utilities)(b)	30
1,440	Eni SpA (Oil, Gas & Consumable Fuels)	21
73	Ferrari N.V. (Automobiles)	16
382	FinecoBank Banca Fineco SpA (Banks)	6
208	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	2
9,414	Intesa Sanpaolo SpA (Banks)(b)	22
372	Mediobanca Banca di Credito Finanziario SpA (Banks)	4
131	Moncler SpA (Textiles, Apparel & Luxury Goods)	7
243	Nexi SpA (IT Services)(a)	3
319	Poste Italiane SpA (Insurance)	4
153	Prusmian SpA (Electrical Equipment)	5
60	Recordati SpA (Pharmaceuticals)	3
1,230	Snam SpA (Gas Utilities)	7
6,228	Telecom Italia SpA (Diversified Telecommunication Services)	2
824	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	7
1,224	Unicredit SpA (Banks)	13
		182

	Japan — 6.43%
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	8
400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	9
100	AGC, Inc. (Building Products)	4
100	Aisin Seiki Co. Ltd. (Auto Components)	3
100	ANA Holdings, Inc. (Airlines)(a)(b)	2
200	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	4
500	Asahi Kasei Corp. (Chemicals)	4
100	Bandai Namco Holdings, Inc. (Leisure Products)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Benefit One, Inc. (Professional Services)	$2
333	Bridgestone Corp. (Auto Components)	13
200	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	4
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	15
100	Capcom Co. Ltd. (Entertainment)	2
100	Central Japan Railway Co. (Road & Rail)	13
400	Chubu Electric Power Co., Inc. (Electric Utilities)	4
1,000	Concordia Financial Group Ltd. (Banks)	4
400	CyberAgent, Inc. (Media)	5
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2
30	Daifuku Co. Ltd. (Machinery)	2
586	Dai-ichi Life Holdings, Inc. (Insurance)	12
120	Daikin Industries Ltd. (Building Products)	22
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	11
400	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	10
4	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	11
1,200	Daiwa Securities Group, Inc. (Capital Markets)	7
256	Denso Corp. (Auto Components)	16
100	Dentsu Group, Inc. (Media)	4
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	10
200	East Japan Railway Co. (Road & Rail)	12
1,400	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	5
149	FANUC Corp. (Machinery)	26
100	Fuji Electric Co. Ltd. (Electrical Equipment)	5
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	12
152	Fujitsu Ltd. (IT Services)(b)	23
3	GLP J-REIT (Equity Real Estate Investment Trusts)	5
100	Hakuhodo DY Holdings, Inc. (Media)	1
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	5
200	Hankyu Hanshin Holdings, Inc. (Road & Rail)	6
27	Hikari Tsushin, Inc. (Specialty Retail)	3
200	Hino Motors Ltd. (Machinery)	1
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	6
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	3
100	Hitachi Metals Ltd. (Metals & Mining)(a)	2
1,000	Honda Motor Co. Ltd. (Automobiles)	28
200	HOYA Corp. (Health Care Equipment & Supplies)	23
400	Hulic Co. Ltd. (Real Estate Management & Development)(b)	4
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	5
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	Inpex Corp. (Oil, Gas & Consumable Fuels)	$6
200	Isuzu Motors Ltd. (Automobiles)	3
700	ITOCHU Corp. (Trading Companies & Distributors)	24
100	ITOCHU Techno-Solutions Corp. (IT Services)	3
148	Japan Airlines Co. Ltd. (Airlines)(a)(b)	3
300	Japan Exchange Group, Inc. (Capital Markets)	6
300	Japan Post Bank Co. Ltd. (Banks)	2
1,600	Japan Post Holdings Co. Ltd. (Insurance)(b)	12
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	5
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	3
300	JFE Holdings, Inc. (Metals & Mining)	4
300	Kajima Corp. (Construction & Engineering)	4
100	Kakaku.com, Inc. (Interactive Media & Services)	2
100	Kansai Paint Co. Ltd. (Chemicals)	2
327	Kao Corp. (Personal Products)	13
974	KDDI Corp. (Wireless Telecommunication Services)	32
32	Keio Corp. (Road & Rail)	1
100	Keisei Electric Railway Co. Ltd. (Road & Rail)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	62
100	Kikkoman Corp. (Food Products)	7
100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	3
400	Kirin Holdings Co. Ltd., Class - C (Beverages)	6
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	3
100	Koei Tecmo Holdings Co. Ltd. (Entertainment)	3
134	Koito Manufacturing Co. Ltd. (Auto Components)	5
500	Komatsu Ltd. (Machinery)	12
100	Konami Holdings Corp. (Entertainment)	6
43	Kose Corp. (Personal Products)	4
600	Kubota Corp. (Machinery)	11
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	11
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	5
100	Lion Corp. (Household Products)	1
200	Lixil Corp. (Building Products)	4
300	M3, Inc. (Health Care Technology)	11
200	Makita Corp. (Machinery)	6
1,100	Marubeni Corp. (Trading Companies & Distributors)	13
200	Mazda Motor Corp. (Automobiles)	1
100	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	4
100	Medipal Holdings Corp. (Health Care Providers & Services)	2
100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	3
200	MINEBEA MITSUMI, Inc. (Machinery)	4
200	MISUMI Group, Inc. (Machinery)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Mitsubishi Corp. (Trading Companies & Distributors)	$30
900	Mitsubishi Electric Corp. (Electrical Equipment)	10
700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	10
100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	2
200	Mitsubishi Heavy Industries Ltd. (Machinery)	7
7,079	Mitsubishi UFJ Financial Group, Inc. (Banks)	44
100	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	—
1,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	27
100	Mitsui Chemicals, Inc. (Chemicals)	3
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	11
300	Mitsui O.S.K. Lines Ltd. (Marine)	8
100	Miura Co. Ltd. (Machinery)	2
1,410	Mizuho Financial Group, Inc. (Banks)	18
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	4
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	7
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	22
130	NEC Corp. (Technology Hardware, Storage & Peripherals)	5
300	Nexon Co. Ltd. (Entertainment)	7
100	NGK Insulators Ltd. (Machinery)	1
300	Nidec Corp. (Electrical Equipment)	24
200	Nihon M&A Center Holdings, Inc. (Professional Services)	3
45	Nintendo Co. Ltd. (Entertainment)	23
1	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	6
100	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	7
500	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	4
1	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	3
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	7
500	Nippon Steel Corp. (Metals & Mining)(b)	9
662	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	19
100	Nippon Yusen KK (Marine)	9
1,500	Nissan Motor Co. Ltd. (Automobiles)(a)	7
154	Nisshin Seifun Group, Inc. (Food Products)	2
100	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	7
100	Nitori Holdings Co. Ltd. (Specialty Retail)	13
100	Nitto Denko Corp. (Chemicals)	7
1,500	Nomura Holdings, Inc. (Capital Markets)	6
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2
3	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
235	Nomura Research Institute Ltd. (IT Services)	$8
400	NTT Data Corp. (IT Services)	8
600	Obayashi Corp. (Construction & Engineering)	4
100	Obic Co. Ltd. (IT Services)	15
100	Odakyu Electric Railway Co. Ltd. (Road & Rail)	2
500	Oji Paper Co. Ltd. (Paper & Forest Products)	2
147	OMRON Corp. (Electronic Equipment, Instruments & Components)	10
100	Open House Group Co. Ltd. (Household Durables)(b)	4
49	Oracle Corp. (Software)	3
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	19
700	ORIX Corp. (Diversified Financial Services)	14
2	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	3
300	Osaka Gas Co. Ltd. (Gas Utilities)	5
34	OTSUKA Corp. (IT Services)	1
268	Pan Pacific International Holdings Corp. (Multiline Retail)	4
1,300	Panasonic Holdings Corp. (Household Durables)	13
100	Persol Holdings Co. Ltd. (Professional Services)(b)	2
100	Pola Orbis Holdings, Inc. (Personal Products)	1
500	Rakuten, Inc. (Internet & Direct Marketing Retail)	4
800	Recruit Holdings Co. Ltd. (Professional Services)	35
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	8
1,600	Resona Holdings, Inc. (Banks)	7
400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	3
43	Rinnai Corp. (Household Durables)	3
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
110	Ryohin Keikaku Co. Ltd. (Multiline Retail)	1
200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	2
200	SBI Holdings, Inc. (Capital Markets)	5
200	SCSK Corp. (IT Services)	3
100	Secom Co. Ltd. (Commercial Services & Supplies)	7
100	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	2
300	Sekisui Chemical Co. Ltd. (Household Durables)	4
400	Sekisui House Ltd. (Household Durables)	8
467	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	22
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	4
100	Sharp Corp. (Household Durables)(b)	1
100	Shimano, Inc. (Leisure Products)	23
300	Shimizu Corp. (Construction & Engineering)	2
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	30

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,700	Softbank Corp. (Wireless Telecommunication Services)	$20
718	SoftBank Group Corp. (Wireless Telecommunication Services)	32
200	Sompo Holdings, Inc. (Insurance)	9
800	Sony Corp. (Household Durables)	82
100	Square Enix Holdings Co. Ltd. (Entertainment)	4
100	Stanley Electric Co. Ltd. (Auto Components)	2
400	Subaru Corp. (Automobiles)	6
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	3
700	Sumitomo Corp. (Trading Companies & Distributors)	12
600	Sumitomo Electric Industries Ltd. (Auto Components)	7
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	5
700	Sumitomo Mitsui Financial Group, Inc. (Banks)	22
223	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	7
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	6
100	Suntory Beverage & Food Ltd. (Beverages)	4
200	Suzuki Motor Corp. (Automobiles)	7
100	Sysmex Corp. (Health Care Equipment & Supplies)	7
400	T&D Holdings, Inc. (Insurance)	5
100	Taisei Corp. (Construction & Engineering)	3
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	2
100	Taiyo Nippon Sanso Corp. (Chemicals)	2
300	TDK Corp. (Electronic Equipment, Instruments & Components)	11
400	Terumo Corp. (Health Care Equipment & Supplies)	12
600	The Chiba Bank Ltd. (Banks)	4
600	The Kansai Electric Power Co., Inc. (Electric Utilities)	6
100	The Shizuoka Bank Ltd. (Banks)	1
100	TIS, Inc. (IT Services)	2
45	Tobu Railway Co. Ltd. (Road & Rail)	1
145	Toho Co. Ltd. (Entertainment)	5
431	Tokio Marine Holdings, Inc. (Insurance)	25
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	3
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	51
300	Tokyo Gas Co. Ltd. (Gas Utilities)	5
200	Tokyu Corp. (Road & Rail)	3
100	TOPPAN, Inc. (Commercial Services & Supplies)	2
1,100	Toray Industries, Inc. (Chemicals)	6
200	Toshiba Corp. (Industrial Conglomerates)	8
200	Tosoh Corp. (Chemicals)	3
100	TOTO Ltd. (Building Products)	4
100	Toyo Suisan Kaisha Ltd. (Food Products)	4
100	Toyota Industries Corp. (Auto Components)	7
6,450	Toyota Motor Corp. (Automobiles)	117
100	Trend Micro, Inc. (Software)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	$3
300	Unicharm Corp. (Household Products)	11
100	USS Co. Ltd. (Specialty Retail)	2
100	Yakult Honsha Co. Ltd. (Food Products)	5
100	Yamaha Corp. (Leisure Products)	4
200	Yamaha Motor Co. Ltd. (Automobiles)	4
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	4
100	Yaskawa Electric Corp. (Machinery)	4
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	6
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	3
		1,968

	Jersey — 0.17%
5,837	Glencore PLC (Metals & Mining)(b)	38
56	Novocure Ltd. (Health Care Equipment & Supplies)(a)	5
704	WPP PLC (Media)	9
		52

	Liberia — 0.04%
132	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	11

	Luxembourg — 0.05%
368	ArcelorMittal SA (Metals & Mining)	12
259	Tenaris SA (Energy Equipment & Services)	4
		16

	Netherlands — 1.60%
264	ABN AMRO Group N.V. (Banks)	3
12	Adyen N.V. (IT Services)(a)(b)	24
1,100	AEGON N.V. (Insurance)	6
107	Akzo Nobel N.V. (Chemicals)	9
27	Argenx SE (Biotechnology)(a)	8
27	ASM International N.V. (Semiconductors & Semiconductor Equipment)	10
242	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	163
634	CNH Industrial N.V. (Machinery)	10
52	Euronext NV (Capital Markets)	5
70	EXOR N.V. (Diversified Financial Services)	5
66	Heineken Holding N.V., Class - A (Beverages)	5
147	Heineken N.V. (Beverages)	14
36	IMCD NV (Trading Companies & Distributors)(b)	6
2,281	ING Groep N.V. (Banks)	24
59	JDE Peet's N.V. (Food Products)	2
103	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	3
614	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	20
103	Koninklijke DSM N.V. (Chemicals)	18
2,091	Koninklijke KPN N.V. (Diversified Telecommunication Services)	7
533	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	16
154	LyondellBasell Industries N.V., Class - A (Chemicals)	16

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
159	NN Group N.V. (Insurance)	$8
155	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	29
540	Prosus N.V. (Internet & Direct Marketing Retail)(b)	29
71	Randstad N.V. (Professional Services)	4
394	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	17
414	Universal Music Group N.V. (Entertainment)	11
155	Wolters Kluwer N.V. (Professional Services)	17
		489

	New Zealand — 0.09%
716	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	4
341	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	6
525	Mercury NZ Ltd. (Electric Utilities)	2
828	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	3
242	Ryman Healthcare Ltd. (Health Care Providers & Services)	2
1,605	Spark New Zealand Ltd. (Diversified Telecommunication Services)	5
78	Xero Ltd. (Software)(a)	5
		27

	Norway — 0.24%
161	Adevinta ASA (Interactive Media & Services)(a)	1
81	Aker BP ASA (Oil, Gas & Consumable Fuels)^	3
526	DNB Bank ASA (Banks)	12
576	Equinor ASA (Oil, Gas & Consumable Fuels)	23
126	Gjensidige Forsikring ASA (Insurance)	3
266	Mowi ASA (Food Products)	7
839	Norsk Hydro ASA (Metals & Mining)	8
382	Orkla ASA (Food Products)	3
50	Schibsted ASA, Class - A (Media)	1
53	Schibsted ASA, Class - B (Media)	1
373	Telenor ASA (Diversified Telecommunication Services)	5
100	Yara International ASA (Chemicals)	5
		72

	Panama — 0.03%
477	Carnival Corp. (Hotels, Restaurants & Leisure)(a)	10

	Poland — 0.00%
143	InPost SA (Air Freight & Logistics)(a)	1

	Portugal — 0.05%
1,671	EDP - Energias de Portugal SA (Electric Utilities)	8
282	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	4
171	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	4
		16

	Singapore — 0.45%
1,650	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
2,740	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	$5
1,500	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	4
200	City Developments Ltd. (Real Estate Management & Development)	1
1,124	DBS Group Holdings Ltd. (Banks)	30
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
674	Grab Holdings Ltd. (Internet & Direct Marketing Retail)(a)	2
1,200	Keppel Corp. Ltd. (Industrial Conglomerates)	6
100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	—
1,659	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	2
2,135	Oversea-Chinese Banking Corp. Ltd. (Banks)	19
186	Sea Ltd., ADR (Entertainment)(a)	22
800	Singapore Airlines Ltd. (Airlines)(a)	3
500	Singapore Exchange Ltd. (Capital Markets)	4
4,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	9
700	United Overseas Bank Ltd. (Banks)	16
600	United Overseas Land Group Ltd. (Real Estate Management & Development)	3
200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	3
1,100	Wilmar International Ltd. (Food Products)	4
		139

	Spain — 0.71%
147	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4
41	Aena SME SA (Transportation Infrastructure)(a)	7
259	Amadeus IT Group SA (IT Services)(a)	17
3,862	Banco Bilbao Vizcaya Argentaria SA (Banks)	22
10,000	Banco Santander SA (Banks)	34
2,538	CaixaBank SA (Banks)	9
302	Cellnex Telecom SA (Diversified Telecommunication Services)	15
172	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	4
142	Enagas SA (Gas Utilities)(b)	3
205	Endesa SA (Electric Utilities)	4
259	Ferrovial SA (Construction & Engineering)	7
178	Grifols SA (Biotechnology)	3
3,373	Iberdrola SA (Electric Utilities)	36
630	Industria de Diseno Textil SA (Specialty Retail)	14
125	Naturgy Energy Group SA (Gas Utilities)	4
248	Red Electrica Corp. SA (Electric Utilities)	5
822	Repsol SA (Oil, Gas & Consumable Fuels)	11
149	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	3
3,051	Telefonica SA (Diversified Telecommunication Services)	15
		217

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 1.01%
192	Alfa Laval AB (Machinery)	$7
609	Assa Abloy AB, B Shares (Building Products)	17
386	Atlas Copco AB, A Shares (Machinery)	21
238	Atlas Copco AB, B Shares (Machinery)	11
167	Boliden AB (Metals & Mining)	8
129	Electrolux AB, Class - B (Household Durables)	2
339	Embracer Group AB, Class - A (Entertainment)(a)	3
379	Epiroc AB, Class - A (Machinery)	8
242	Epiroc AB, Class - B (Machinery)	4
183	Equities AB (Capital Markets)	7
358	Essity AB, Class - B (Household Products)	8
100	Evolution AB (Hotels, Restaurants & Leisure)	10
62	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	4
138	Getinge AB, B Shares (Health Care Equipment & Supplies)	6
439	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)^	6
1,117	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)(a)	16
267	Husqvarna AB (Machinery)	3
71	Industrivarden AB, A Shares (Diversified Financial Services)(b)	2
87	Industrivarden AB, C Shares (Diversified Financial Services)	2
81	Investment AB Latour, Class - B (Industrial Conglomerates)	3
315	Investor AB, Class - A (Diversified Financial Services)	7
1,033	Investor AB, Class - B (Diversified Financial Services)	23
147	Kinnevik AB, Class - B (Diversified Financial Services)(a)	4
47	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	2
127	Lifco AB, Class - B (Industrial Conglomerates)(a)	3
121	Lundin Energy AB (Oil, Gas & Consumable Fuels)	5
851	Nibe Industrier AB, Class - B (Building Products)(a)	9
95	Sagax AB, Class - B (Real Estate Management & Development)	3
665	Sandvik AB (Machinery)	14
193	Securitas AB, B Shares (Commercial Services & Supplies)	2
314	Sinch AB (Software)(a)	2
959	Skandinaviska Enskilda Banken AB, Class - A (Banks)^	10
202	Skanska AB, B Shares (Construction & Engineering)^	5
222	SKF AB, B Shares (Machinery)	4
367	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	7
859	Svenska Handelsbanken AB, A Shares (Banks)	8
536	Swedbank AB, A Shares (Banks)^	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
300	Tele2 AB, B Shares (Wireless Telecommunication Services)	$5
1,690	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	15
1,607	Telia Co. AB (Diversified Telecommunication Services)^(b)	6
768	Volvo AB, B Shares (Machinery)	14
207	Volvo AB, Class - A (Machinery)	4
		308

	Switzerland — 2.43%
956	ABB Ltd., Registered Shares (Electrical Equipment)	31
95	Adecco Group AG (Professional Services)(b)	4
286	Alcon, Inc. (Health Care Equipment & Supplies)	23
27	Baloise Holding AG, Registered Shares (Insurance)	5
2	Barry Callebaut AG, Registered Shares (Food Products)(b)	5
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	12
254	Chubb Ltd. (Insurance)	53
126	Clariant AG, Registered Shares (Chemicals)	2
143	Coca-Cola HBC AG (Beverages)	3
306	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	39
1,463	Credit Suisse Group AG, Registered Shares (Capital Markets)	12
4	EMS-Chemie Holding AG (Chemicals)	4
93	Garmin Ltd. (Household Durables)	11
21	Geberit AG, Registered Shares (Building Products)	13
5	Givaudan SA, Registered Shares (Chemicals)	21
307	Holcim Ltd., Registered Shares (Construction Materials)(b)	15
119	Julius Baer Group Ltd. (Capital Markets)	7
31	Kuehne & Nagel International AG, Registered Shares (Marine)	9
105	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	8
1,639	Nestle SA, Registered Shares (Food Products)	212
13	Partners Group Holding AG (Capital Markets)	16
12	Schindler Holding AG (Machinery)	3
19	Schindler Holding AG, Registered Shares (Machinery)	4
3	SGS SA, Registered Shares (Professional Services)(b)	8
82	Sika AG, Registered Shares (Chemicals)(b)	27
31	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	13
6	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	10
19	Swiss Life Holding AG (Insurance)	12
47	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	5
176	Swiss Re AG (Insurance)	17

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
16	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	$10
184	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	24
40	Temenos AG, Registered Shares (Software)	4
39	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
17	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	5
2,053	UBS Group AG (Capital Markets)	40
17	VAT Group AG (Machinery)(b)	6
30	Vifor Pharma AG (Pharmaceuticals)	5
87	Zurich Financial Services AG (Insurance)	43
		743

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.13%
559	3i Group PLC (Capital Markets)	10
1,426	abrdn PLC (Diversified Financial Services)	4
122	Admiral Group PLC (Insurance)(b)	4
854	Amcor PLC (Containers & Packaging)	10
749	Anglo American PLC (Metals & Mining)	39
254	Antofagasta PLC (Metals & Mining)	6
129	Aon PLC, Class - A (Insurance)	42
161	Aptiv PLC (Auto Components)(a)	19
259	Ashtead Group PLC (Trading Companies & Distributors)	16
223	Associated British Foods PLC (Food Products)	5
552	Auto Trader Group PLC (Interactive Media & Services)(b)	5
69	Aveva Group PLC (Software)	2
2,166	Aviva PLC (Insurance)	13
9,682	Barclays PLC (Banks)(b)	19
582	Barratt Developments PLC (Household Durables)(b)	4
62	Berkeley Group Holdings PLC (Household Durables)	3
11,529	BP PLC (Oil, Gas & Consumable Fuels)	57
503	British Land Co. PLC (Equity Real Estate Investment Trusts)	3
5,216	BT Group PLC (Diversified Telecommunication Services)	12
208	Bunzl PLC (Trading Companies & Distributors)	8
248	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	5
215	Clarivate PLC (Professional Services)(a)	4
126	Coca-Cola Europacific Partners PLC (Beverages)	6
1,027	Compass Group PLC (Hotels, Restaurants & Leisure)	22
79	Croda International PLC (Chemicals)(b)	8
1,351	Diageo PLC (Beverages)	69
129	Ferguson PLC (Trading Companies & Distributors)	17
217	Halma PLC (Electronic Equipment, Instruments & Components)	7
219	Hargreaves Lansdown PLC (Capital Markets)	3
11,899	HSBC Holdings PLC (Banks)	81

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
902	Informa PLC (Media)(a)	$7
112	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	8
100	Intertek Group PLC (Professional Services)	7
1,005	J Sainsbury PLC (Food & Staples Retailing)	3
2,064	JD Sports Fashion PLC (Specialty Retail)(a)	4
117	Johnson Matthey PLC (Chemicals)	3
1,285	Kingfisher PLC (Specialty Retail)	4
424	Land Securities Group PLC (Equity Real Estate Investment Trusts)	4
3,280	Legal & General Group PLC (Insurance)	12
72	Liberty Global PLC, Class - A (Media)(a)	2
202	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(a)	5
300	Linde PLC (Chemicals)	95
41,074	Lloyds Banking Group PLC (Banks)	25
192	London Stock Exchange Group PLC (Capital Markets)(b)	20
1,617	M&G PLC (Diversified Financial Services)	5
267	Mondi PLC (Paper & Forest Products)	5
2,110	National Grid PLC (Multi-Utilities)	32
3,200	Natwest Group PLC (Banks)(b)	9
80	Next PLC (Multiline Retail)	6
303	Ocado Group PLC (Food & Staples Retailing)(a)(b)	5
451	Pearson PLC (Media)	4
182	Persimmon PLC (Household Durables)	5
381	Phoenix Group Holdings PLC (Insurance)	3
1,564	Prudential PLC (Insurance)	23
1,127	RELX PLC (Professional Services)	35
1,155	Rentokil Initial PLC (Commercial Services & Supplies)	8
653	Rio Tinto PLC (Metals & Mining)	52
71	Schroders PLC (Capital Markets)	3
740	Segro PLC (Equity Real Estate Investment Trusts)	13
97	Sensata Technologies Holding PLC (Electrical Equipment)(a)	5
143	Severn Trent PLC (Water Utilities)(b)	6
4,504	Shell PLC (Oil, Gas & Consumable Fuels)	122
542	Smith & Nephew PLC (Health Care Equipment & Supplies)	9
227	Smiths Group PLC (Industrial Conglomerates)	4
46	Spirax-Sarco Engineering PLC (Machinery)	8
617	SSE PLC (Electric Utilities)	14
303	St. James Place PLC (Capital Markets)	6
1,485	Standard Chartered PLC (Banks)	10
1,206	Stellantis N.V. (Automobiles)	20
2,085	Taylor Wimpey PLC (Household Durables)(b)	4
4,413	Tesco PLC (Food & Staples Retailing)	16
615	The Sage Group PLC (Software)	6
1,487	Unilever PLC (Personal Products)	68
390	United Utilities Group PLC (Water Utilities)	6
15,899	Vodafone Group PLC (Wireless Telecommunication Services)	26
126	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	5
73	Willis Towers Watson PLC (Insurance)	17
		1,262

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 67.25%
336	3M Co. (Industrial Conglomerates)	$50
81	A.O. Smith Corp. (Building Products)	5
28	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	9
369	Accenture PLC, Class - A (IT Services)	124
454	Activision Blizzard, Inc. (Entertainment)	36
278	Adobe, Inc. (Software)(a)	127
39	Advance Auto Parts, Inc. (Specialty Retail)	8
957	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	105
95	Affirm Holdings, Inc. (IT Services)(a)	4
360	Aflac, Inc. (Insurance)	23
167	Agilent Technologies, Inc. (Life Sciences Tools & Services)	22
316	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4
129	Air Products & Chemicals, Inc. (Chemicals)	32
171	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	29
97	Akamai Technologies, Inc. (IT Services)(a)	12
68	Albemarle Corp. (Chemicals)	15
87	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	18
43	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	19
8	Alleghany Corp. (Insurance)(a)	7
146	Alliant Energy Corp. (Electric Utilities)	9
212	Ally Financial, Inc. (Consumer Finance)	9
73	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	12
176	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	490
167	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	466
267	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	871
299	AMC Entertainment Holdings, Inc. (Entertainment)(a)	7
6	AMERCO (Road & Rail)	4
149	Ameren Corp. (Multi-Utilities)	14
295	American Electric Power Company, Inc. (Electric Utilities)	29
386	American Express Co. (Consumer Finance)	72
42	American Financial Group, Inc. (Insurance)	6
487	American International Group, Inc. (Insurance)	31
267	American Tower Corp. (Equity Real Estate Investment Trusts)	67
105	American Water Works Co., Inc. (Water Utilities)	17
65	Ameriprise Financial, Inc. (Capital Markets)	20
92	AmerisourceBergen Corp. (Health Care Providers & Services)	14
135	AMETEK, Inc. (Electrical Equipment)	18
327	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	25
313	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	52
875	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
49	ANSYS, Inc. (Software)(a)	$16
143	Anthem, Inc. (Health Care Providers & Services)	70
209	Apollo Global Management, Inc. (Diversified Financial Services)	13
9,605	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,678
527	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	69
141	Aramark (Hotels, Restaurants & Leisure)	5
328	Archer-Daniels-Midland Co. (Food Products)	30
133	Arista Networks, Inc. (Communications Equipment)(a)	18
43	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	5
121	Arthur J. Gallagher & Co. (Insurance)	21
40	Asana, Inc., Class - A (Software)(a)	2
35	Assurant, Inc. (Insurance)	6
4,174	AT&T, Inc. (Diversified Telecommunication Services)	99
76	Atmos Energy Corp. (Gas Utilities)	9
127	Autodesk, Inc. (Software)(a)	27
246	Automatic Data Processing, Inc. (IT Services)	56
12	AutoZone, Inc. (Specialty Retail)(a)	25
53	Avalara, Inc. (Software)(a)	5
86	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	21
315	Avantor, Inc. (Life Sciences Tools & Services)(a)	11
45	Avery Dennison Corp. (Containers & Packaging)	8
487	Baker Hughes, Inc. (Energy Equipment & Services)	18
186	Ball Corp. (Containers & Packaging)	17
4,308	Bank of America Corp. (Banks)	178
164	Bath & Body Works, Inc. (Specialty Retail)	8
290	Baxter International, Inc. (Health Care Equipment & Supplies)	22
166	Becton Dickinson & Co. (Health Care Equipment & Supplies)	44
104	Bentley Systems, Inc., Class - B (Software)	5
763	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	269
130	Best Buy Co., Inc. (Specialty Retail)	12
47	Bill.com Holdings, Inc. (Software)(a)	11
111	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	9
13	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	7
23	Bio-Techne Corp. (Life Sciences Tools & Services)	10
94	Black Knight, Inc. (IT Services)(a)	5
89	BlackRock, Inc., Class - A (Capital Markets)	68
402	Blackstone, Inc., Class - A (Capital Markets)	51
297	Block, Inc., Class - A (IT Services)(a)	41
24	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	56

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
80	Booz Allen Hamilton Holding Corp. (Professional Services)	$7
151	BorgWarner, Inc. (Auto Components)	6
88	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	11
830	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	37
241	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	152
66	Broadridge Financial Solutions, Inc. (IT Services)	10
77	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	3
142	Brown & Brown, Inc. (Insurance)	10
187	Brown-Forman Corp., Class - B (Beverages)	13
41	Burlington Stores, Inc. (Specialty Retail)(a)	7
80	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	9
3	Cable One, Inc. (Media)	4
160	Cadence Design Systems, Inc. (Software)(a)	26
122	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	9
65	Camden Property Trust (Equity Real Estate Investment Trusts)	11
123	Campbell Soup Co. (Food Products)	5
250	Capital One Financial Corp. (Consumer Finance)	33
160	Cardinal Health, Inc. (Health Care Providers & Services)	9
94	CarMax, Inc. (Specialty Retail)(a)	9
492	Carrier Global Corp. (Building Products)	23
49	Carvana Co. (Specialty Retail)(a)	6
317	Caterpillar, Inc. (Machinery)	71
63	CBOE Global Markets, Inc. (Capital Markets)	7
193	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	18
77	CDW Corp. (Electronic Equipment, Instruments & Components)	14
62	Celanese Corp., Series A (Chemicals)	9
362	CenterPoint Energy, Inc. (Multi-Utilities)	11
83	Ceridian HCM Holding, Inc. (Software)(a)	6
173	Cerner Corp. (Health Care Technology)	16
126	CF Industries Holdings, Inc. (Chemicals)	13
73	Charter Communications, Inc., Class - A (Media)(a)	40
142	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	20
1,130	Chevron Corp. (Oil, Gas & Consumable Fuels)	184
57	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	2
16	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	25
194	Cigna Corp. (Health Care Providers & Services)	46
89	Cincinnati Financial Corp. (Insurance)	12
54	Cintas Corp. (Commercial Services & Supplies)	23
2,456	Cisco Systems, Inc. (Communications Equipment)	137

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,155	Citigroup, Inc. (Banks)	$62
243	Citizens Financial Group, Inc. (Banks)	11
76	Citrix Systems, Inc. (Software)	8
152	Cloudflare, Inc., Class - A (Software)(a)	18
210	CME Group, Inc. (Capital Markets)	50
172	CMS Energy Corp. (Multi-Utilities)	12
101	Cognex Corp. (Electronic Equipment, Instruments & Components)	8
300	Cognizant Technology Solutions Corp. (IT Services)	27
24	Coinbase Global, Inc., Class - A (Capital Markets)(a)	5
456	Colgate-Palmolive Co. (Household Products)	35
2,656	Comcast Corp., Class - A (Media)	124
287	Conagra Brands, Inc. (Food Products)	10
776	ConocoPhillips (Oil, Gas & Consumable Fuels)	78
210	Consolidated Edison, Inc. (Multi-Utilities)	20
94	Constellation Brands, Inc., Class - A (Beverages)	22
190	Constellation Energy Corp. (Electric Utilities)	11
129	Copart, Inc. (Commercial Services & Supplies)(a)	16
423	Corteva, Inc. (Chemicals)	24
225	CoStar Group, Inc. (Professional Services)(a)	15
259	Costco Wholesale Corp. (Food & Staples Retailing)	149
451	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	12
45	Coupa Software, Inc. (Software)(a)	5
114	Crowdstrike Holdings, Inc., Class - A (Software)(a)	26
255	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	47
74	Crown Holdings, Inc. (Containers & Packaging)	9
1,294	CSX Corp. (Road & Rail)	48
83	Cummins, Inc. (Machinery)	17
777	CVS Health Corp. (Health Care Providers & Services)	79
200	D.R. Horton, Inc. (Household Durables)	15
74	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	10
128	Datadog, Inc., Class - A (Software)(a)	19
40	DaVita, Inc. (Health Care Providers & Services)(a)	5
173	Deere & Co. (Machinery)	72
167	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)(a)	8
103	Delta Air Lines, Inc. (Airlines)(a)	4
122	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	6
380	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	22
57	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	29
101	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	14
167	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	24

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
173	Discover Financial Services (Consumer Finance)	$19
107	Discovery, Inc. (Media)(a)	3
190	Discovery, Inc., Class - C (Media)(a)	5
151	Dish Network Corp. (Media)(a)	5
113	DocuSign, Inc. (Software)(a)	12
136	Dollar General Corp. (Multiline Retail)	30
132	Dollar Tree, Inc. (Multiline Retail)(a)	21
471	Dominion Energy, Inc. (Multi-Utilities)	40
21	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9
68	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	8
84	Dover Corp. (Machinery)	13
433	Dow, Inc. (Chemicals)	28
201	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	4
186	Dropbox, Inc., Class - A (Software)(a)	4
114	DTE Energy Co. (Multi-Utilities)	15
452	Duke Energy Corp. (Electric Utilities)	50
229	Duke Realty Corp. (Equity Real Estate Investment Trusts)	13
302	DuPont de Nemours, Inc. (Chemicals)	22
113	Dynatrace, Inc. (Software)(a)	5
78	Eastman Chemical Co. (Chemicals)	9
361	eBay, Inc. (Internet & Direct Marketing Retail)	21
150	Ecolab, Inc. (Chemicals)	26
222	Edison International (Electric Utilities)	16
364	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	43
260	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	7
162	Electronic Arts, Inc. (Entertainment)	20
349	Emerson Electric Co. (Electrical Equipment)	34
75	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	15
79	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	10
117	Entergy Corp. (Electric Utilities)	14
344	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	41
33	EPAM Systems, Inc. (IT Services)(a)	10
71	Equifax, Inc. (Professional Services)	17
53	Equinix, Inc. (Equity Real Estate Investment Trusts)	39
221	Equitable Holdings, Inc. (Diversified Financial Services)	7
99	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	8
214	Equity Residential (Equity Real Estate Investment Trusts)	19
15	Erie Indemnity Co., Class - A (Insurance)	3
133	Essential Utilities, Inc. (Water Utilities)	7
39	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	13
78	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	10
137	Evergy, Inc. (Electric Utilities)	9
199	Eversource Energy (Electric Utilities)	18
103	Exact Sciences Corp. (Biotechnology)(a)	7
584	Exelon Corp. (Electric Utilities)	28

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
85	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	$17
97	Expeditors International of Washington, Inc. (Air Freight & Logistics)	10
81	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	17
2,482	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	205
38	F5, Inc. (Communications Equipment)(a)	8
23	FactSet Research Systems, Inc. (Capital Markets)	10
17	Fair Isaac Corp. (Software)(a)	8
333	Fastenal Co. (Trading Companies & Distributors)	20
147	FedEx Corp. (Air Freight & Logistics)	34
157	Fidelity National Financial, Inc. (Insurance)	8
353	Fidelity National Information Services, Inc. (IT Services)	35
394	Fifth Third Bancorp (Banks)	17
7	First Citizens BancShares, Inc., Class - A (Banks)	5
101	First Republic Bank (Banks)	16
320	FirstEnergy Corp. (Electric Utilities)	15
345	Fiserv, Inc. (IT Services)(a)	35
47	FleetCor Technologies, Inc. (IT Services)(a)	12
78	FMC Corp. (Chemicals)	10
2,316	Ford Motor Co. (Automobiles)	39
81	Fortinet, Inc. (Software)(a)	28
196	Fortive Corp. (Machinery)	12
80	Fortune Brands Home & Security, Inc. (Building Products)	6
187	Fox Corp., Class - A (Media)	7
93	Fox Corp., Class - B (Media)	3
184	Franklin Resources, Inc. (Capital Markets)	5
860	Freeport-McMoRan, Inc. (Metals & Mining)	43
48	Gartner, Inc. (IT Services)(a)	14
37	Generac Holdings, Inc. (Electrical Equipment)(a)	11
352	General Mills, Inc. (Food Products)	24
772	General Motors Co. (Automobiles)(a)	34
86	Genuine Parts Co. (Distributors)	11
168	Global Payments, Inc. (IT Services)	23
60	Globe Life, Inc. (Insurance)	6
101	GoDaddy, Inc., Class - A (IT Services)(a)	8
47	Guidewire Software, Inc. (Software)(a)	4
525	Halliburton Co. (Energy Equipment & Services)	20
83	Hasbro, Inc. (Leisure Products)	7
147	HCA Healthcare, Inc. (Health Care Providers & Services)	37
323	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	11
19	HEICO Corp. (Aerospace & Defense)	3
46	HEICO Corp., Class - A (Aerospace & Defense)	6
83	Henry Schein, Inc. (Health Care Providers & Services)(a)	7
163	Hess Corp. (Oil, Gas & Consumable Fuels)	17
747	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	12

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
161	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	$24
144	Hologic, Inc. (Health Care Equipment & Supplies)(a)	11
176	Hormel Foods Corp. (Food Products)	9
435	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	8
235	Howmet Aerospace, Inc. (Aerospace & Defense)	8
670	HP, Inc. (Technology Hardware, Storage & Peripherals)	24
26	HubSpot, Inc. (Software)(a)	12
75	Humana, Inc. (Health Care Providers & Services)	33
870	Huntington Bancshares, Inc. (Banks)	13
49	IAC/InterActiveCorp. (Interactive Media & Services)(a)	5
47	IDEX Corp. (Machinery)	9
49	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	27
183	Illinois Tool Works, Inc. (Machinery)	38
102	Incyte Corp. (Biotechnology)(a)	8
234	Ingersoll Rand, Inc. (Machinery)	12
40	Insulet Corp. (Health Care Equipment & Supplies)(a)	11
2,378	Intel Corp. (Semiconductors & Semiconductor Equipment)	118
329	Intercontinental Exchange, Inc. (Capital Markets)	43
524	International Business Machines Corp. (IT Services)	68
147	International Flavors & Fragrances, Inc. (Chemicals)	19
207	International Paper Co. (Containers & Packaging)	10
157	Intuit, Inc. (Software)	75
208	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	63
360	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	14
21	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	2
108	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	25
176	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	10
43	Jack Henry & Associates, Inc. (IT Services)	8
75	Jacobs Engineering Group, Inc. (Professional Services)	10
36	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	6
51	JB Hunt Transport Services, Inc. (Road & Rail)	10
424	Johnson Controls International PLC (Building Products)	28
1,728	JPMorgan Chase & Co. (Banks)	236
196	Juniper Networks, Inc. (Communications Equipment)	7
156	Kellogg Co. (Food Products)	10
403	Keurig Dr Pepper, Inc. (Beverages)	15
532	KeyCorp (Banks)	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
101	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	$16
193	Kimberly-Clark Corp. (Household Products)	24
368	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	9
1,175	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	22
303	KKR & Co., Inc. (Capital Markets)	18
88	KLA Corp. (Semiconductors & Semiconductor Equipment)	32
96	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	5
56	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	15
82	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	44
213	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	8
37	Lear Corp. (Auto Components)	5
160	Lennar Corp., Class - A (Household Durables)	13
21	Lennox International, Inc. (Building Products)	5
16	Liberty Broadband Corp., Class - A (Media)(a)	2
77	Liberty Broadband Corp., Class - C (Media)(a)	10
115	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	8
51	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	2
99	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	5
107	Lincoln National Corp. (Insurance)	7
97	Live Nation Entertainment, Inc. (Entertainment)(a)	11
172	LKQ Corp. (Distributors)	8
125	Loews Corp. (Insurance)	8
396	Lowe's Companies, Inc. (Specialty Retail)	80
257	Lucid Group, Inc. (Automobiles)^(a)	7
544	Lumen Technologies, Inc. (Diversified Telecommunication Services)	6
163	Lyft, Inc., Class - A (Road & Rail)(a)	6
74	M&T Bank Corp. (Banks)	13
360	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	31
8	Markel Corp. (Insurance)(a)	12
23	MarketAxess Holdings, Inc. (Capital Markets)	8
161	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	28
296	Marsh & McLennan Companies, Inc. (Insurance)	50
38	Martin Marietta Materials, Inc. (Construction Materials)	15
482	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	35
149	Masco Corp. (Building Products)	8
33	Masimo Corp. (Health Care Equipment & Supplies)(a)	5
513	MasterCard, Inc., Class - A (IT Services)	183

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
155	Match Group, Inc. (Interactive Media & Services)(a)	$17
143	McCormick & Company, Inc. (Food Products)	14
437	McDonald's Corp. (Hotels, Restaurants & Leisure)	108
89	McKesson Corp. (Health Care Providers & Services)	27
357	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	8
26	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	31
1,385	Meta Platforms, Inc., Class - A (Interactive Media & Services)(a)	308
414	MetLife, Inc. (Insurance)	29
13	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	18
212	MGM Resorts International (Hotels, Restaurants & Leisure)	9
321	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	24
654	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	51
4,175	Microsoft Corp. (Software)	1,288
71	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	15
35	Mohawk Industries, Inc. (Household Durables)(a)	4
35	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	12
113	Molson Coors Beverage Co., Class - B (Beverages)	6
811	Mondelez International, Inc., Class - A (Food Products)	51
35	MongoDB, Inc. (IT Services)(a)	16
27	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	13
221	Monster Beverage Corp. (Beverages)(a)	18
97	Moody's Corp. (Capital Markets)	33
789	Morgan Stanley (Capital Markets)	69
96	Motorola Solutions, Inc. (Communications Equipment)	23
48	MSCI, Inc. (Capital Markets)	24
69	Nasdaq, Inc. (Capital Markets)	12
136	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	11
259	Netflix, Inc. (Entertainment)(a)	97
58	Neurocrine Biosciences, Inc. (Biotechnology)(a)	5
466	Newmont Corp. (Metals & Mining)	37
228	News Corp., Class - A (Media)	5
1,150	NextEra Energy, Inc. (Electric Utilities)	97
749	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	101
228	NiSource, Inc. (Multi-Utilities)	7
33	Nordson Corp. (Machinery)	7
142	Norfolk Southern Corp. (Road & Rail)	41
114	Northern Trust Corp. (Capital Markets)	13
351	Nortonlifelock, Inc. (Software)	9
150	NRG Energy, Inc. (Electric Utilities)	6
167	Nucor Corp. (Metals & Mining)	25

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,464	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	$399
2	NVR, Inc. (Household Durables)(a)	9
547	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	31
84	Okta, Inc. (IT Services)(a)	13
57	Old Dominion Freight Line, Inc. (Road & Rail)	17
128	Omnicom Group, Inc. (Media)	11
253	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	16
259	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	18
959	Oracle Corp. (Software)	79
40	O'Reilly Automotive, Inc. (Specialty Retail)(a)	27
233	Otis Worldwide Corp. (Machinery)	18
62	Owens Corning (Building Products)	6
204	PACCAR, Inc. (Machinery)	18
54	Packaging Corporation of America (Containers & Packaging)	8
940	Palantir Technologies, Inc., Class - A (Software)(a)	13
58	Palo Alto Networks, Inc. (Software)(a)	36
353	Paramount Global, Class - B (Media)	13
74	Parker Hannifin Corp. (Machinery)	21
191	Paychex, Inc. (IT Services)	26
31	PAYCOM Software, Inc. (Software)(a)	11
652	PayPal Holdings, Inc. (IT Services)(a)	75
182	Peloton Interactive, Inc., Class - A (Leisure Products)(a)	5
808	PepsiCo, Inc. (Beverages)	135
859	PG&E Corp. (Electric Utilities)(a)	10
279	Phillips 66 (Oil, Gas & Consumable Fuels)	24
342	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	8
136	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	34
322	Plug Power, Inc. (Electrical Equipment)(a)	9
251	PNC Financial Services Group, Inc. (Banks)	46
23	Pool Corp. (Distributors)	10
138	PPG Industries, Inc. (Chemicals)	18
431	PPL Corp. (Electric Utilities)	12
150	Principal Financial Group, Inc. (Insurance)	11
437	Prologis, Inc. (Equity Real Estate Investment Trusts)	71
219	Prudential Financial, Inc. (Insurance)	26
67	PTC, Inc. (Software)(a)	7
294	Public Service Enterprise Group, Inc. (Multi-Utilities)	21
94	Public Storage (Equity Real Estate Investment Trusts)	37
151	PulteGroup, Inc. (Household Durables)	6
64	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	8
656	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	100
72	Quest Diagnostics, Inc. (Health Care Providers & Services)	10
108	Raymond James Financial, Inc. (Capital Markets)	12
335	Realty Income Corp. (Equity Real Estate Investment Trusts)	23

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
92	Regency Centers Corp. (Equity Real Estate Investment Trusts)	$7
577	Regions Financial Corp. (Banks)	13
132	Republic Services, Inc. (Commercial Services & Supplies)	17
85	ResMed, Inc. (Health Care Equipment & Supplies)	21
49	RingCentral, Inc., Class - A (Software)(a)	6
106	Rivian Automotive, Inc., Class - A (Automobiles)^(a)	5
67	Robert Half International, Inc. (Professional Services)	8
135	Robinhood Markets, Inc., Class - A (Capital Markets)(a)	2
68	Rockwell Automation, Inc. (Electrical Equipment)	19
73	Roku, Inc. (Entertainment)(a)	9
132	Rollins, Inc. (Commercial Services & Supplies)	5
60	Roper Technologies, Inc. (Industrial Conglomerates)	28
205	Ross Stores, Inc. (Specialty Retail)	19
190	Royalty Pharma PLC, Class - A (Pharmaceuticals)	7
80	RPM International, Inc. (Chemicals)	7
207	S&P Global, Inc. (Capital Markets)	85
572	Salesforce, Inc. (Software)(a)	121
65	SBA Communications Corp. (Equity Real Estate Investment Trusts)	22
823	Schlumberger N.V. (Energy Equipment & Services)	34
78	Seagen, Inc. (Biotechnology)(a)	11
89	Sealed Air Corp. (Containers & Packaging)	6
50	SEI Investments Co. (Capital Markets)	3
187	Sempra Energy (Multi-Utilities)	31
116	ServiceNow, Inc. (Software)(a)	65
37	Signature Bank (Banks)	11
193	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	25
595	Sirius XM Holdings, Inc. (Media)^	4
93	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	12
632	Snap, Inc., Class - A (Interactive Media & Services)(a)	23
33	Snap-on, Inc. (Machinery)	7
123	Snowflake, Inc., Class - A (IT Services)(a)	28
325	SoFi Technologies, Inc (Consumer Finance)(a)	3
93	Southwest Airlines Co. (Airlines)(a)	4
94	Splunk, Inc. (Software)(a)	14
136	SS&C Technologies Holdings, Inc. (Software)	10
97	Stanley Black & Decker, Inc. (Machinery)	14
681	Starbucks Corp. (Hotels, Restaurants & Leisure)	62
212	State Street Corp. (Capital Markets)	18
121	Steel Dynamics, Inc. (Metals & Mining)	10
198	Stryker Corp. (Health Care Equipment & Supplies)	53
69	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	12
110	Sunrun, Inc. (Electrical Equipment)(a)	3
34	SVB Financial Group (Banks)(a)	19
320	Synchrony Financial (Consumer Finance)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
88	Synopsys, Inc. (Software)(a)	$29
296	Sysco Corp. (Food & Staples Retailing)	24
130	T. Rowe Price Group, Inc. (Capital Markets)	20
70	Take-Two Interactive Software, Inc. (Entertainment)(a)	11
280	Target Corp. (Multiline Retail)	59
90	Teladoc Health, Inc. (Health Care Technology)(a)	6
26	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	12
26	Teleflex, Inc. (Health Care Equipment & Supplies)	9
95	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	11
500	Tesla, Inc. (Automobiles)(a)	539
540	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	99
380	The AES Corp. (Independent Power and Renewable Electricity Producers)	10
169	The Allstate Corp. (Insurance)	23
458	The Bank of New York Mellon Corp. (Capital Markets)	23
102	The Carlyle Group, Inc. (Capital Markets)	5
848	The Charles Schwab Corp. (Capital Markets)	71
70	The Clorox Co. (Household Products)	10
2,395	The Coca-Cola Co. (Beverages)	148
134	The Estee Lauder Companies, Inc. (Personal Products)	36
198	The Goldman Sachs Group, Inc. (Capital Markets)	65
197	The Hartford Financial Services Group, Inc. (Insurance)	14
83	The Hershey Co. (Food Products)	18
612	The Home Depot, Inc. (Specialty Retail)	183
226	The Interpublic Group of Companies, Inc. (Media)	8
65	The J.M. Smucker Co. (Food Products)	9
390	The Kraft Heinz Co. (Food Products)	15
415	The Kroger Co. (Food & Staples Retailing)	24
217	The Mosaic Co. (Chemicals)	14
344	The Progressive Corp. (Insurance)	39
146	The Sherwin-Williams Co. (Chemicals)	36
621	The Southern Co. (Electric Utilities)	45
706	The TJX Companies, Inc. (Specialty Retail)	43
254	The Trade Desk, Inc., Class - A (Software)(a)	18
146	The Travelers Companies, Inc. (Insurance)	27
1,061	The Walt Disney Co. (Entertainment)(a)	146
237	The Western Union Co. (IT Services)	4
706	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	24
365	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	47
68	Tractor Supply Co. (Specialty Retail)	16
63	Tradeweb Markets, Inc., Class - A (Capital Markets)	6
142	Trane Technologies PLC (Building Products)	22
30	TransDigm Group, Inc. (Aerospace & Defense)(a)	20
109	TransUnion (Professional Services)	11

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
134	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	$10
775	Truist Financial Corp. (Banks)	44
96	Twilio, Inc., Class - A (IT Services)(a)	16
462	Twitter, Inc. (Interactive Media & Services)(a)	18
23	Tyler Technologies, Inc. (Software)(a)	10
171	Tyson Foods, Inc., Class - A (Food Products)	15
813	U.S. Bancorp (Banks)	43
844	Uber Technologies, Inc. (Road & Rail)(a)	30
189	UDR, Inc. (Equity Real Estate Investment Trusts)	11
128	UGI Corp. (Gas Utilities)	5
32	Ulta Beauty, Inc. (Specialty Retail)(a)	13
376	Union Pacific Corp. (Road & Rail)	103
427	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	92
42	United Rentals, Inc. (Trading Companies & Distributors)(a)	15
553	UnitedHealth Group, Inc. (Health Care Providers & Services)	282
35	Unity Software, Inc. (Software)(a)	3
45	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	7
23	Upstart Holdings, Inc. (Consumer Finance)(a)	3
193	V.F. Corp. (Textiles, Apparel & Luxury Goods)	11
25	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	7
238	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	24
80	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	17
235	Ventas, Inc. (Equity Real Estate Investment Trusts)	15
55	VeriSign, Inc. (IT Services)(a)	12
89	Verisk Analytics, Inc., Class - A (Professional Services)	19
2,421	Verizon Communications, Inc. (Diversified Telecommunication Services)	123
378	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	11
977	Visa, Inc., Class - A (IT Services)	217
261	Vistra Corp. (Independent Power and Renewable Electricity Producers)	6
121	VMware, Inc., Class - A (Software)	14
93	Vornado Realty Trust (Equity Real Estate Investment Trusts)	4
80	Vulcan Materials Co. (Construction Materials)	15
124	W.R. Berkley Corp. (Insurance)	8
26	W.W. Grainger, Inc. (Trading Companies & Distributors)	13
426	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	19
898	Walmart, Inc. (Food & Staples Retailing)	134
246	Waste Management, Inc. (Commercial Services & Supplies)	39
35	Waters Corp. (Life Sciences Tools & Services)(a)	11
46	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
103	Webster Financial Corp. (Banks)	$6
183	WEC Energy Group, Inc. (Multi-Utilities)	18
2,333	Wells Fargo & Co. (Banks)	113
257	Welltower, Inc. (Equity Real Estate Investment Trusts)	25
43	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	18
177	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	9
108	Westinghouse Air Brake Technologies Corp. (Machinery)	10
148	WestRock Co. (Containers & Packaging)	7
442	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	17
37	Whirlpool Corp. (Household Durables)	6
111	Workday, Inc., Class - A (Software)(a)	27
102	WP Carey, Inc. (Equity Real Estate Investment Trusts)	8
65	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	5
314	Xcel Energy, Inc. (Electric Utilities)	23
104	Xylem, Inc. (Machinery)	9
169	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	20
30	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	12
74	Zendesk, Inc. (Software)(a)	9
49	Zillow Group, Inc., Class - A (Real Estate Management & Development)(a)	2
93	Zillow Group, Inc., Class - C (Real Estate Management & Development)(a)	5
119	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	15
275	Zoetis, Inc. (Pharmaceuticals)	52
125	Zoom Video Communications, Inc., Class - A (Software)(a)	15
161	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	10
49	Zscaler, Inc. (Software)(a)	12
		20,572
	Total Common Stocks	30,598

	Preferred Stocks — 0.12%
	Germany — 0.12%
33	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	3
47	FUCHS PETROLUB SE — Preferred (Chemicals)	2
80	Henkel AG & Co. KGAA — Preferred (Household Products)	5
94	Porsche Automobil Holding SE — Preferred (Automobiles)	9
110	Volkswagen AG — Preferred (Automobiles)	19
	Total Preferred Stocks	38

	Investment Companies — 0.32%
65,455	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(d)	66

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies (continued)
31,114	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(d)	$31
	Total Investment Companies	97

	Total Investments (cost $20,101) — 100.47%	30,733
	Liabilities in excess of other assets — (0.47)%	(143)

	Net Assets - 100.00%	$30,590

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2022.
(d)	Annualized 7-day yield as of period-end.

As of March 31, 2022, 100% of the Portfolio's net assets were managed by Mellon Investments Corporation.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.68%
	Australia — 7.11%
69,563	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$1,580
35,958	APA Group (Gas Utilities)	286
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	592
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	3,963
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	633
97,890	BHP Billiton Ltd. (Metals & Mining)	3,772
85,014	BHP Group Ltd. (Metals & Mining)	3,296
36,244	BlueScope Steel Ltd. (Metals & Mining)	563
1,978	Cochlear Ltd. (Health Care Equipment & Supplies)	330
51,756	Commonwealth Bank of Australia (Banks)	4,075
777	CSL Ltd. (Biotechnology)	155
201,121	Dexus (Equity Real Estate Investment Trusts)	1,641
48,346	Endeavour Group Ltd. (Food & Staples Retailing)	263
66,716	Evolution Mining Ltd. (Metals & Mining)	220
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	988
68,557	Goodman Group (Equity Real Estate Investment Trusts)	1,165
7,899	Macquarie Group Ltd. (Capital Markets)	1,194
104,574	Medibank Private Ltd. (Insurance)	240
149,383	Mirvac Group (Equity Real Estate Investment Trusts)	277
206,900	National Australia Bank Ltd. (Banks)	4,980
44,626	Qantas Airways Ltd. (Airlines)(a)	173
55,092	QBE Insurance Group Ltd. (Insurance)	472
30,588	Rio Tinto Ltd. (Metals & Mining)	2,734
152,239	Santos Ltd. (Oil, Gas & Consumable Fuels)	882
205,252	Scentre Group (Equity Real Estate Investment Trusts)	467
90,538	Stockland (Equity Real Estate Investment Trusts)	287
18,427	Suncorp Group Ltd. (Insurance)	153
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	2,240
42,567	The GPT Group (Equity Real Estate Investment Trusts)	164
65,302	Transurban Group (Transportation Infrastructure)	660
44,996	Treasury Wine Estates Ltd. (Beverages)	389
63,839	Wesfarmers Ltd. (Multiline Retail)	2,395
224,539	Westpac Banking Corp. (Banks)	4,056
20,593	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	495
48,346	Woolworths Group Ltd. (Food & Staples Retailing)	1,342
35,740	Worley Ltd. (Energy Equipment & Services)	345
		47,467

	Austria — 0.16%
23,927	Erste Group Bank AG (Banks)	872
4,792	OMV AG (Oil, Gas & Consumable Fuels)	229
		1,101

	Belgium — 0.85%
4,336	Ageas SA (Insurance)	219
48,894	Anheuser-Busch InBev N.V. (Beverages)	2,923
5,470	Elia Group SA (Electric Utilities)	834
9,584	KBC Group N.V. (Banks)	688
1,294	Solvay SA, Class - A (Chemicals)	128
20,206	Umicore SA (Chemicals)	873
		5,665

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada — 10.79%
11,659	Agnico Eagle Mines Ltd. (Metals & Mining)	$714
30,089	Air Canada (Airlines)(a)	584
50,883	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	2,293
8,987	AltaGas Ltd. (Gas Utilities)	201
45,514	Bank of Montreal (Banks)	5,355
73,544	Barrick Gold Corp. (Metals & Mining)	1,804
136	Brookfield Asset Management Reinsurance Partners Ltd., Class - A (Insurance)	8
19,795	Brookfield Asset Management, Inc. (Capital Markets)	1,119
10,168	CAE, Inc. (Aerospace & Defense)(a)	265
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	928
3,161	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	136
6,838	Canadian National Railway Co. (Road & Rail)	917
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,449
3,665	Canadian Pacific Railway Ltd. (Road & Rail)	303
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,674
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	137
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)	147
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,085
9,128	CGI, Inc. (IT Services)(a)	727
30,477	CI Financial Corp. (Capital Markets)	484
835	Constellation Software, Inc. (Software)	1,428
11,192	Dollarama, Inc. (Multiline Retail)	635
19,379	Empire Co. Ltd. (Food & Staples Retailing)	687
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,562
1,023	Fairfax Financial Holdings Ltd. (Insurance)	558
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	153
17,917	First Quantum Minerals Ltd. (Metals & Mining)	620
3,127	Fortis, Inc. (Electric Utilities)	155
7,850	Franco-Nevada Corp. (Metals & Mining)	1,249
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	786
64,358	Great-West Lifeco, Inc. (Insurance)	1,897
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	291
12,464	Hydro One Ltd. (Electric Utilities)	336
5,430	Intact Financial Corp. (Insurance)	802
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,429
63,136	Kinross Gold Corp. (Metals & Mining)	371
36,396	Magna International, Inc. (Auto Components)	2,337
8,370	Manulife Financial Corp. (Insurance)	179
15,818	Methanex Corp. (Chemicals)	863
18,402	National Bank of Canada (Banks)	1,411
3,356	Nutrien Ltd. (Chemicals)	347
2,046	Onex Corp. (Diversified Financial Services)	137
11,183	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	605
7,740	Pan American Silver Corp. (Metals & Mining)	211

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	$291
66,482	Power Corp. of Canada (Insurance)	2,058
6,978	Primaris REIT (Equity Real Estate Investment Trusts)	86
2,148	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	126
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,372
4,162	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	246
7,333	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	415
25,181	Royal Bank of Canada (Banks)	2,773
3,968	Shopify, Inc. (IT Services)(a)	2,684
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	186
52,951	Sun Life Financial, Inc. (Insurance)	2,956
5,745	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	187
35,858	TC Energy Corp. (Oil, Gas & Consumable Fuels)	2,023
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	745
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,906
46,844	The Bank of Nova Scotia (Banks)	3,357
30,104	The Toronto-Dominion Bank (Banks)	2,389
22,457	Thomson Reuters Corp. (Professional Services)	2,438
1,552	Topicus.com, Inc. (Software)	116
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,346
		72,079

	China — 0.41%
17,888	Futu Holdings Ltd., ADR (Capital Markets)^(a)	582
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	501
1,657	JD.com, Inc., Class - A (Internet & Direct Marketing Retail)(a)	47
34,800	Tencent Holdings Ltd. (Interactive Media & Services)	1,604
		2,734

	Denmark — 2.64%
77	A.P. Moller - Maersk A/S, Class - B (Marine)	231
1,060	Carlsberg A/S, Class - B (Beverages)	130
4,873	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	738
26,357	Danske Bank A/S (Banks)	439
28,761	Demant A/S (Health Care Equipment & Supplies)(a)	1,302
5,336	DSV A/S (Road & Rail)	1,023
10,121	Genmab A/S (Biotechnology)(a)	3,656
88,513	Novo Nordisk A/S, Class - B (Pharmaceuticals)	9,819
1,731	Orsted A/S (Electric Utilities)(a)	217
3,832	Tryg A/S (Insurance)	93
		17,648

	Finland — 1.36%
5,307	Elisa Oyj (Diversified Telecommunication Services)	320
18,558	Fortum Oyj (Electric Utilities)	339
38,567	Neste Oyj (Oil, Gas & Consumable Fuels)	1,757

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
231,473	Nokia Oyj (Communications Equipment)(a)	$1,275
278,699	Nordea Bank Abp (Banks)	2,869
4,638	Sampo Oyj, Class - A (Insurance)	227
44,232	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	868
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,271
13,770	Wartsila Oyj Abp (Machinery)	126
		9,052

	France — 9.07%
4,298	Accor SA (Hotels, Restaurants & Leisure)(a)	138
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	363
35,575	Air Liquide SA (Chemicals)	6,222
21,976	Amundi SA (Capital Markets)	1,503
69,410	AXA SA (Insurance)	2,032
4,448	BioMerieux (Health Care Equipment & Supplies)	475
71,443	BNP Paribas SA (Banks)	4,082
7,743	Bouygues SA (Construction & Engineering)	270
1,044	Capgemini SE (IT Services)	232
8,347	Carrefour SA (Food & Staples Retailing)	182
3,697	Compagnie de Saint-Gobain (Building Products)	220
1,644	Covivio (Equity Real Estate Investment Trusts)	131
124,100	Credit Agricole SA (Banks)	1,483
1,260	Dassault Aviation SA (Aerospace & Defense)(a)	199
27,000	Dassault Systemes SE (Software)(a)	1,326
3,326	Eiffage SA (Construction & Engineering)	341
14,921	Electricite de France SA (Electric Utilities)	140
70,013	Engie SA (Multi-Utilities)	920
18,607	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	3,403
2,933	Eurazeo SE (Diversified Financial Services)	247
6,004	Faurecia SE (Auto Components)	155
1,347	Gecina SA (Equity Real Estate Investment Trusts)	170
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	3,538
2,165	ICADE (Equity Real Estate Investment Trusts)	139
7,279	JCDecaux SA (Media)(a)	172
2,878	Kering SA (Textiles, Apparel & Luxury Goods)	1,817
9,537	L'Oreal SA (Personal Products)	3,809
5,480	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,911
58,722	Orange SA (Diversified Telecommunication Services)	695
8,063	Pernod Ricard SA (Beverages)	1,771
8,075	Publicis Groupe SA (Media)	490
7,657	Renault SA (Automobiles)(a)	200
12,283	Safran SA (Aerospace & Defense)	1,446
40,107	Sanofi (Pharmaceuticals)	4,099
34,976	Schneider Electric SE (Electrical Equipment)	5,870
4,998	SCOR SE (Insurance)	161
1,651	SEB SA (Household Durables)	230
112,087	Societe Generale SA (Banks)	3,004
1,544	Sodexo SA (Hotels, Restaurants & Leisure)	126
2,405	Teleperformance (Professional Services)	916
4,176	Thales SA (Aerospace & Defense)	523

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
39,643	TotalEnergies SE (Oil, Gas & Consumable Fuels)	$2,006
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	531
15,933	Veolia Environnement SA (Multi-Utilities)	511
3,828	Wendel SE (Diversified Financial Services)	390
		60,589

	Germany — 6.13%
2,079	adidas AG (Textiles, Apparel & Luxury Goods)	484
10,077	Allianz SE (Insurance)	2,406
50,260	Aroundtown SA (Real Estate Management & Development)	287
14,847	BASF SE (Chemicals)	847
1,793	Bayerische Motoren Werke AG (Automobiles)	155
38,284	Commerzbank AG (Banks)(a)	291
6,091	Continental AG (Auto Components)(a)	437
1,439	Daimler Truck Holding AG (Machinery)(a)	40
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,431
23,940	Deutsche Boerse AG (Capital Markets)	4,309
44,418	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	358
88,039	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	4,203
253,607	Deutsche Telekom AG (Diversified Telecommunication Services)	4,724
77,431	E.ON SE (Multi-Utilities)	899
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	416
6,983	GEA Group AG (Machinery)	286
1,115	Hannover Rueckversicherung SE (Insurance)	189
1,816	HeidelbergCement AG (Construction Materials)	103
2,295	HOCHTIEF AG (Construction & Engineering)	155
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,781
1,986	Knorr-Bremse AG (Machinery)	152
2,878	Mercedes-Benz Group AG (Automobiles)	202
2,028	MTU Aero Engines AG (Aerospace & Defense)	469
2,727	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	729
2,168	Nemetschek SE (Software)	208
10,608	Puma SE (Textiles, Apparel & Luxury Goods)	902
20,979	RWE AG (Multi-Utilities)	913
42,196	SAP SE (Software)	4,676
32,127	Siemens AG, Registered Shares (Industrial Conglomerates)	4,448
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	359
10,266	Symrise AG (Chemicals)	1,231
48,500	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	132
56,299	TUI AG (Hotels, Restaurants & Leisure)(a)	178
1,218	Vitesco Technologies Group AG (Auto Components)(a)	48
1,532	Volkswagen AG (Automobiles)	378

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
17,715	Vonovia SE (Real Estate Management & Development)	$826
5,669	Zalando SE (Internet & Direct Marketing Retail)(a)	287
		40,939

	Hong Kong — 2.14%
483,480	AIA Group Ltd. (Insurance)	5,049
135,555	BOC Hong Kong Holdings Ltd. (Banks)	510
162,600	Budweiser Brewing Co. APAC Ltd. (Beverages)	429
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	673
12,093	CLP Holdings Ltd. (Electric Utilities)	118
109,206	Hang Seng Bank Ltd. (Banks)	2,100
94,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	114
25,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,177
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,641
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	123
59,500	MTR Corp. Ltd. (Road & Rail)	320
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	68
89,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	212
23,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	277
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	146
52,000	Techtronic Industries Co. Ltd. (Machinery)	833
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	506
		14,297

	Ireland (Republic of) — 0.91%
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	439
332,317	Bank of Ireland Group PLC (Banks)(a)	2,114
24,053	CRH PLC (Construction Materials)	959
34,489	Experian PLC (Professional Services)	1,328
1,546	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	178
1,766	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	204
16,821	James Hardie Industries PLC (Construction Materials)	504
3,243	Kerry Group PLC, Class - A (Food Products)	363
		6,089

	Isle of Man — 0.12%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	819

	Israel — 0.47%
43,244	Bank Hapoalim BM (Banks)	428
866	Nice Ltd. (Software)(a)	189
11,379	Nice Systems Ltd., ADR (Software)	2,493
		3,110

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy — 1.70%
69,888	Assicurazioni Generali SpA (Insurance)	$1,598
19,370	Atlantia SpA (Transportation Infrastructure)(a)	403
199,184	Enel SpA (Electric Utilities)	1,330
5,008	Ferrari N.V. (Automobiles)	1,091
549,472	Intesa Sanpaolo SpA (Banks)	1,257
7,820	Iveco Group N.V. (Machinery)(a)	51
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,890
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	408
23,414	Pirelli & C SpA (Auto Components)	127
10,481	Poste Italiane SpA (Insurance)	119
110,979	Snam SpA (Gas Utilities)	640
229,225	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,968
44,561	Unicredit SpA (Banks)	481
		11,363

	Japan — 18.75%
2,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	172
27,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	584
6,845	AGC, Inc. (Building Products)	274
26,800	Ajinomoto Co., Inc. (Food Products)	761
15,300	Amada Co. Ltd. (Machinery)	135
17,400	Asahi Group Holdings Ltd. (Beverages)	634
48,400	Asahi Kasei Corp. (Chemicals)	419
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,619
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	2,025
5,500	Benefit One, Inc. (Professional Services)	115
15,200	Bridgestone Corp. (Auto Components)	590
45,100	Canon, Inc. (Technology Hardware, Storage & Peripherals)	1,099
21,800	Chubu Electric Power Co., Inc. (Electric Utilities)	226
46,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,549
363,700	Concordia Financial Group Ltd. (Banks)	1,354
40,000	CyberAgent, Inc. (Media)	495
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	314
2,900	Daifuku Co. Ltd. (Machinery)	207
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	831
15,400	Daikin Industries Ltd. (Building Products)	2,797
2,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	274
22,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	575
2,900	Denso Corp. (Auto Components)	185
4,800	Dentsu Group, Inc. (Media)	196
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	224
27,900	East Japan Railway Co. (Road & Rail)	1,615
14,000	Eisai Co. Ltd. (Pharmaceuticals)	649
96,257	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	360
12,700	FANUC Corp. (Machinery)	2,229
400	Fast Retailing Co. Ltd. (Specialty Retail)	205
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	836
10,900	Fujitsu Ltd. (IT Services)	1,633
17,700	GMO Payment Gateway, Inc. (IT Services)	1,804
16,200	Hino Motors Ltd. (Machinery)	95
37,100	Hitachi Ltd. (Industrial Conglomerates)	1,857

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
12,600	Hitachi Metals Ltd. (Metals & Mining)(a)	$211
75,200	Honda Motor Co. Ltd. (Automobiles)	2,132
25,800	HOYA Corp. (Health Care Equipment & Supplies)	2,941
15,100	Hulic Co. Ltd. (Real Estate Management & Development)	135
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	152
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	460
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	174
31,200	Isuzu Motors Ltd. (Automobiles)	403
3,000	ITO EN Ltd. (Beverages)	147
100,617	ITOCHU Corp. (Trading Companies & Distributors)	3,403
8,200	Japan Exchange Group, Inc. (Capital Markets)	152
13,700	Japan Post Bank Co. Ltd. (Banks)	110
8,300	Japan Post Insurance Co. Ltd. (Insurance)	145
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	128
40	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	210
200	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	169
15,900	Japan Tobacco, Inc. (Tobacco)	272
5,554	JSR Corp. (Chemicals)	164
6,300	Kakaku.com, Inc. (Interactive Media & Services)	141
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	167
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,318
7,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,245
30,600	Kirin Holdings Co. Ltd., Class - C (Beverages)	457
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	168
5,200	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	160
3,900	Koei Tecmo Holdings Co. Ltd. (Entertainment)	128
4,000	Koito Manufacturing Co. Ltd. (Auto Components)	162
15,145	Komatsu Ltd. (Machinery)	364
39,300	Kubota Corp. (Machinery)	737
10,100	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	235
6,100	Kyushu Railway Co. (Road & Rail)	125
7,800	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	1,298
10,700	Lion Corp. (Household Products)	119
18,100	M3, Inc. (Health Care Technology)	654
63,300	Marubeni Corp. (Trading Companies & Distributors)	735
7,100	Medipal Holdings Corp. (Health Care Providers & Services)	117
9,400	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	243
6,100	MINEBEA MITSUMI, Inc. (Machinery)	133
11,600	MISUMI Group, Inc. (Machinery)	345
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	2,145
471,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,913
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,577

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	$773
16,400	MonotaRO Co. Ltd. (Trading Companies & Distributors)	352
4,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	136
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,110
5,800	Nabtesco Corp. (Machinery)	153
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	618
21,600	Nexon Co. Ltd. (Entertainment)	517
17,000	Nidec Corp. (Electrical Equipment)	1,343
19,200	Nikon Corp. (Household Durables)	205
7,500	Nintendo Co. Ltd. (Entertainment)	3,785
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	199
2,800	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	192
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	239
32,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,230
30,800	Nippon Steel Corp. (Metals & Mining)	544
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,058
2,600	Nippon Yusen KK (Marine)	227
77,500	Nissan Motor Co. Ltd. (Automobiles)(a)	344
9,600	Nisshin Seifun Group, Inc. (Food Products)	134
2,400	Nissin Foods Holdings Co. Ltd. (Food Products)	168
29,000	Nomura Holdings, Inc. (Capital Markets)	122
162	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	214
17,800	Nomura Research Institute Ltd. (IT Services)	581
1,800	Obic Co. Ltd. (IT Services)	270
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	233
44,100	Olympus Corp. (Health Care Equipment & Supplies)	836
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	692
10,800	ORIX Corp. (Diversified Financial Services)	215
8,900	Osaka Gas Co. Ltd. (Gas Utilities)	153
201,500	Panasonic Holdings Corp. (Household Durables)	1,957
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	407
50,300	Recruit Holdings Co. Ltd. (Professional Services)	2,186
13,000	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)	151
2,700	Rinnai Corp. (Household Durables)	202
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	435
13,300	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	133
5,300	SBI Holdings, Inc. (Capital Markets)	134
35,552	Sekisui House Ltd. (Household Durables)	688
12,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	226
16,500	Sharp Corp. (Household Durables)	154
2,800	Shimano, Inc. (Leisure Products)	641

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
11,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$1,702
10,100	Shionogi & Co. Ltd. (Pharmaceuticals)	621
7,100	Shiseido Co. Ltd. (Personal Products)	359
6,600	Showa Denko KK (Chemicals)	130
2,100	SMC Corp. (Machinery)	1,174
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,808
12,800	Sompo Holdings, Inc. (Insurance)	563
35,200	Sony Corp. (Household Durables)	3,621
56,900	Sumitomo Chemical Co. Ltd. (Chemicals)	261
26,248	Sumitomo Mitsui Financial Group, Inc. (Banks)	829
13,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	436
13,900	Suzuki Motor Corp. (Automobiles)	476
7,000	Sysmex Corp. (Health Care Equipment & Supplies)	507
6,300	Taiyo Nippon Sanso Corp. (Chemicals)	120
28,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	824
10,200	TDK Corp. (Electronic Equipment, Instruments & Components)	368
26,500	Terumo Corp. (Health Care Equipment & Supplies)	802
2,900	The Bank of Kyoto Ltd. (Banks)	126
22,400	The Chiba Bank Ltd. (Banks)	132
8,000	THK Co. Ltd. (Machinery)	176
9,900	Tokio Marine Holdings, Inc. (Insurance)	576
56,600	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	187
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,519
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	141
54,600	Toray Industries, Inc. (Chemicals)	284
14,700	Toshiba Corp. (Industrial Conglomerates)	559
3,500	Toyo Suisan Kaisha Ltd. (Food Products)	125
21,600	Toyota Industries Corp. (Auto Components)	1,490
485,000	Toyota Motor Corp. (Automobiles)	8,749
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	278
6,727	Trend Micro, Inc. (Software)	393
16,500	Unicharm Corp. (Household Products)	593
113	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	130
9,200	USS Co. Ltd. (Specialty Retail)	155
4,900	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	121
4,800	Yakult Honsha Co. Ltd. (Food Products)	256
25,400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	475
9,200	Yaskawa Electric Corp. (Machinery)	359
9,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	155
99,600	Z Holdings Corp. (Interactive Media & Services)	431
		125,099

	Jersey — 0.55%
387,007	Glencore PLC (Metals & Mining)	2,518
88,265	WPP PLC (Media)	1,155
		3,673

	Luxembourg — 0.35%
27,423	ArcelorMittal SA (Metals & Mining)	878
96,377	Tenaris SA (Energy Equipment & Services)	1,448
		2,326

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands — 3.87%
58,647	ABN AMRO Group N.V. (Banks)	$749
734	Adyen N.V. (IT Services)(a)	1,454
73,595	AEGON N.V. (Insurance)	390
23,149	Airbus SE (Aerospace & Defense)(a)	2,792
29,390	Akzo Nobel N.V. (Chemicals)	2,525
12,374	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	8,266
39,102	CNH Industrial N.V. (Machinery)	616
4,144	EXOR N.V. (Diversified Financial Services)	315
6,020	Heineken N.V. (Beverages)	576
15,662	ING Groep N.V. (Banks)	164
4,569	JDE Peet's N.V. (Food Products)	131
62,296	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	2,004
15,440	Koninklijke DSM N.V. (Chemicals)	2,762
5,828	NN Group N.V. (Insurance)	295
6,980	Prosus N.V. (Internet & Direct Marketing Retail)	376
3,015	QIAGEN N.V. (Life Sciences Tools & Services)(a)	148
4,181	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	182
31,487	Universal Music Group N.V. (Entertainment)	840
11,488	Wolters Kluwer N.V. (Professional Services)	1,225
		25,810

	New Zealand — 0.16%
60,589	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	328
15,804	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	265
38,532	Mercury NZ Ltd. (Electric Utilities)	158
52,086	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	181
36,835	Spark New Zealand Ltd. (Diversified Telecommunication Services)	117
		1,049

	Norway — 0.85%
42,469	DNB Bank ASA (Banks)	961
108,907	Equinor ASA (Oil, Gas & Consumable Fuels)	4,068
24,674	Mowi ASA (Food Products)	665
		5,694

	Portugal — 0.32%
400,153	EDP - Energias de Portugal SA (Electric Utilities)	1,969
7,412	Jeronimo Martins SGPS, SA (Food & Staples Retailing)	178
		2,147

	Singapore — 0.95%
232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	502
175,970	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	291
58,000	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	170
57,800	DBS Group Holdings Ltd. (Banks)	1,515
14,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	132
58,700	Singapore Airlines Ltd. (Airlines)(a)	237
18,700	Singapore Exchange Ltd. (Capital Markets)	137
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,638

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
6,600	United Overseas Bank Ltd. (Banks)	$154
457,800	Wilmar International Ltd. (Food Products)	1,586
		6,362

	South Africa — 0.01%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	60

	South Korea — 0.16%
18,906	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,082

	Spain — 1.74%
11,190	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	302
2,724	Aena SME SA (Transportation Infrastructure)(a)	454
17,469	Amadeus IT Group SA (IT Services)(a)	1,136
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,873
28,433	Bankinter SA (Banks)	167
140,428	CaixaBank SA (Banks)	476
3,124	Cellnex Telecom SA (Diversified Telecommunication Services)	150
6,485	Endesa SA (Electric Utilities)	141
255,515	Iberdrola SA (Electric Utilities)	2,792
41,666	Industria de Diseno Textil SA (Specialty Retail)	908
28,433	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	44
11,872	Naturgy Energy Group SA (Gas Utilities)	356
7,548	Red Electrica Corp. SA (Electric Utilities)	155
38,641	Repsol SA (Oil, Gas & Consumable Fuels)	506
33,191	Telefonica SA (Diversified Telecommunication Services)	161
		11,621

	Sweden — 2.10%
38,059	Assa Abloy AB, B Shares (Building Products)	1,023
25,498	Atlas Copco AB, A Shares (Machinery)	1,324
14,818	Atlas Copco AB, B Shares (Machinery)	672
8,488	Electrolux AB, Class - B (Household Durables)	129
6,383	Evolution AB (Hotels, Restaurants & Leisure)	650
94,611	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	1,271
15,868	Husqvarna AB (Machinery)	166
193	Industrivarden AB, A Shares (Diversified Financial Services)	5
6,435	Kinnevik AB, Class - B (Diversified Financial Services)(a)	168
35,660	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	1,811
6,416	Sandvik AB (Machinery)	136
61,801	Skandinaviska Enskilda Banken AB, Class - A (Banks)	668
33,960	Skanska AB, B Shares (Construction & Engineering)	760
36,959	SKF AB, B Shares (Machinery)	603
34,388	Swedbank AB, A Shares (Banks)	514
71,054	Swedish Match AB (Tobacco)(a)	535
26,659	Tele2 AB, B Shares (Wireless Telecommunication Services)	403
110,036	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,004

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
117,701	Volvo AB, B Shares (Machinery)	$2,197
		14,039

	Switzerland — 9.38%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	4,410
8,475	Alcon, Inc. (Health Care Equipment & Supplies)	672
1,838	Baloise Holding AG, Registered Shares (Insurance)	328
116	Barry Callebaut AG, Registered Shares (Food Products)	272
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	524
14,421	Coca-Cola HBC AG (Beverages)	301
19,821	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,513
761	EMS-Chemie Holding AG (Chemicals)	740
25,451	Idorsia Ltd. (Biotechnology)	509
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,443
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	3,237
8,432	Medacta Group SA (Health Care Equipment & Supplies)	1,006
115,521	Nestle SA, Registered Shares (Food Products)	15,022
76,797	Novartis AG, Registered Shares (Pharmaceuticals)	6,743
441	Partners Group Holding AG (Capital Markets)	546
29,400	Roche Holding AG (Pharmaceuticals)	11,634
500	SGS SA, Registered Shares (Professional Services)	1,390
594	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	248
553	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	883
3,688	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	364
9,698	Swiss Re AG (Insurance)	923
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	728
2,847	Temenos AG, Registered Shares (Software)	274
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	311
223,386	UBS Group AG (Capital Markets)	4,366
9,683	Vifor Pharma AG (Pharmaceuticals)	1,717
3,139	Zurich Financial Services AG (Insurance)	1,551
		62,655

	United Kingdom — 12.59%
38,163	3i Group PLC (Capital Markets)	690
39,246	abrdn PLC (Diversified Financial Services)	110
5,633	Admiral Group PLC (Insurance)	189
46,639	Anglo American PLC (Metals & Mining)	2,423
17,119	Ashtead Group PLC (Trading Companies & Distributors)	1,078
21,941	Associated British Foods PLC (Food Products)	477
53,266	AstraZeneca PLC (Pharmaceuticals)	7,061
35,579	Auto Trader Group PLC (Interactive Media & Services)	294
27,235	Aveva Group PLC (Software)	870
380,982	Aviva PLC (Insurance)	2,254

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
121,738	BAE Systems PLC (Aerospace & Defense)	$1,143
74,250	Barratt Developments PLC (Household Durables)	505
167,980	BP PLC (Oil, Gas & Consumable Fuels)	823
122,235	British American Tobacco PLC (Tobacco)	5,132
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	333
67,311	BT Group PLC (Diversified Telecommunication Services)	160
12,788	Bunzl PLC (Trading Companies & Distributors)	496
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	965
16,992	Carnival PLC (Hotels, Restaurants & Leisure)	308
19,461	Coca-Cola Europacific Partners PLC (Beverages)	946
69,430	Compass Group PLC (Hotels, Restaurants & Leisure)	1,494
41,212	Diageo PLC (Beverages)	2,090
8,558	Ferguson PLC (Trading Companies & Distributors)	1,159
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,826
14,664	Halma PLC (Electronic Equipment, Instruments & Components)	480
10,082	Hargreaves Lansdown PLC (Capital Markets)	133
344,484	HSBC Holdings PLC (Banks)	2,353
98,505	Imperial Brands PLC (Tobacco)	2,075
278,038	Informa PLC (Media)(a)	2,178
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	444
6,129	Intertek Group PLC (Professional Services)	418
79,884	J Sainsbury PLC (Food & Staples Retailing)	264
118,900	Kingfisher PLC (Specialty Retail)	397
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	275
230,229	Legal & General Group PLC (Insurance)	816
8,632	Linde PLC (Chemicals)	2,754
56,079	M&G PLC (Diversified Financial Services)	162
98,922	Meggitt PLC (Aerospace & Defense)(a)	984
175,256	Melrose Industries PLC (Industrial Conglomerates)	284
18,592	Mondi PLC (Paper & Forest Products)	361
169,478	National Grid PLC (Multi-Utilities)	2,604
5,049	Next PLC (Multiline Retail)	397
16,942	Pearson PLC (Media)	166
14,218	Persimmon PLC (Household Durables)	399
27,674	Prudential PLC (Insurance)	408
35,251	RecKitt Benckiser Group PLC (Household Products)	2,689
56,944	RELX PLC (Professional Services)	1,772
70,222	Rentokil Initial PLC (Commercial Services & Supplies)	484
66,751	Rio Tinto PLC (Metals & Mining)	5,335
92,457	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	122
3,268	Schroders PLC (Capital Markets)	138
41,641	Segro PLC (Equity Real Estate Investment Trusts)	732
9,195	Severn Trent PLC (Water Utilities)	371
322,094	Shell PLC (Oil, Gas & Consumable Fuels)	8,826
32,612	Smith & Nephew PLC (Health Care Equipment & Supplies)	519
12,142	Smiths Group PLC (Industrial Conglomerates)	230

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
2,797	Spirax-Sarco Engineering PLC (Machinery)	$457
44,660	SSE PLC (Electric Utilities)	1,020
9,471	St. James Place PLC (Capital Markets)	179
37,451	Standard Chartered PLC (Banks)	249
87,671	Stellantis N.V. (Automobiles)	1,419
40,045	Tesco PLC (Food & Staples Retailing)	145
14,848	The Sage Group PLC (Software)	136
18,373	The Weir Group PLC (Machinery)	392
96,605	Unilever PLC (Personal Products)	4,384
11,330	United Utilities Group PLC (Water Utilities)	167
480,131	Vodafone Group PLC (Wireless Telecommunication Services)	787
7,653	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	285
		84,016

	United States — 0.04%
12,203	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	279
	Total Common Stocks	638,864

	Preferred Stocks — 0.42%
	Germany — 0.42%
1,461	Sartorius AG — Preferred (Health Care Equipment & Supplies)	645
12,574	Volkswagen AG — Preferred (Automobiles)	2,160
	Total Preferred Stocks	2,805

Shares	Security Description	Value (000)
	Investment Companies — 1.80%
676,140	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(c)	$676
11,376,101	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(c)	11,376
	Total Investment Companies	12,052

	Purchased Options on Futures — 0.03%
	Total Purchased Options on Futures	172

	Total Investments (cost $425,503) — 97.93%	653,893
	Other assets in excess of liabilities — 2.07%	13,838

	Net Assets - 100.00%	$667,731

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2022.
(c)	Annualized 7-day yield as of period-end.
As of March 31, 2022, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	148	6/17/22	$15,869	$837
			$15,869	$837
	Total Unrealized Appreciation			$837
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$837

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	7	$1,418	$4,050.00	4/14/22	$(1)
E-Mini S&P 500 Future Option	Put	12	2,490	4,150.00	4/29/22	(11)
E-Mini S&P 500 Future Option	Put	6	1,140	3,800.00	4/29/22	(2)
E-Mini S&P 500 Future Option	Put	7	1,313	3,750.00	4/29/22	(2)
E-Mini S&P 500 Future Option	Put	6	1,257	4,190.00	5/20/22	(14)
E-Mini S&P 500 Future Option	Put	14	2,799	4,000.00	5/20/22	(18)
E-Mini S&P 500 Future Option	Put	6	1,161	3,870.00	5/20/22	(5)
E-Mini S&P 500 Future Option	Put	6	1,125	3,750.00	5/20/22	(4)
E-Mini S&P 500 Future Option	Put	7	1,232	3,520.00	5/31/22	(3)
E-Mini S&P 500 Future Option	Put	10	2,175	4,350.00	5/31/22	(42)
E-Mini S&P 500 Future Option	Put	12	2,460	4,100.00	5/31/22	(26)
E-Mini S&P 500 Future Option	Put	14	2,485	3,550.00	5/31/22	(7)
E-Mini S&P 500 Future Option	Put	6	1,059	3,530.00	5/31/22	(3)
E-Mini S&P 500 Future Option	Put	12	2,526	4,210.00	6/17/22	(47)
E-Mini S&P 500 Future Option	Put	5	1,010	4,040.00	6/17/22	(13)
E-Mini S&P 500 Future Option	Put	7	1,295	3,700.00	6/17/22	(8)
						$(206)

Exchanged-traded options on futures contacts purchased as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	7	$1,539	$4,400.00	4/14/22	$9
E-Mini S&P 500 Future Option	Put	6	1,335	4,450.00	4/29/22	19
E-Mini S&P 500 Future Option	Put	7	1,523	4,350.00	5/20/22	26
E-Mini S&P 500 Future Option	Put	5	1,150	4,600.00	5/31/22	41
E-Mini S&P 500 Future Option	Put	6	1,320	4,400.00	5/31/22	29
E-Mini S&P 500 Future Option	Put	6	1,358	4,525.00	6/17/22	48
						$172

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 75.53%
	Australia — 6.09%
12,849	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$292
64,076	APA Group (Gas Utilities)	509
32,640	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	886
10,511	ASX Ltd. (Capital Markets)	639
99,161	Aurizon Holdings Ltd. (Road & Rail)	272
152,736	Australia & New Zealand Banking Group Ltd. (Banks)	3,129
160,486	BHP Billiton Ltd. (Metals & Mining)	6,185
114,943	BHP Group Ltd. (Metals & Mining)	4,457
27,339	BlueScope Steel Ltd. (Metals & Mining)	425
78,257	Brambles Ltd. (Commercial Services & Supplies)	577
3,569	Cochlear Ltd. (Health Care Equipment & Supplies)	596
72,155	Coles Group Ltd. (Food & Staples Retailing)	964
92,656	Commonwealth Bank of Australia (Banks)	7,295
29,396	Computershare Ltd. (IT Services)	540
20,195	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	192
26,013	CSL Ltd. (Biotechnology)	5,192
58,823	Dexus (Equity Real Estate Investment Trusts)	480
3,278	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	213
72,480	Endeavour Group Ltd. (Food & Staples Retailing)	394
98,971	Evolution Mining Ltd. (Metals & Mining)	327
91,744	Fortescue Metals Group Ltd. (Metals & Mining)	1,410
90,156	Goodman Group (Equity Real Estate Investment Trusts)	1,532
11,315	IDP Education Ltd. (Diversified Consumer Services)	265
133,518	Insurance Australia Group Ltd. (Insurance)	437
37,213	LendLease Group (Real Estate Management & Development)(b)	310
18,402	Macquarie Group Ltd. (Capital Markets)	2,782
155,404	Medibank Private Ltd. (Insurance)	357
9,229	Mineral Resources Ltd. (Metals & Mining)	364
214,324	Mirvac Group (Equity Real Estate Investment Trusts)	397
177,154	National Australia Bank Ltd. (Banks)	4,264
44,168	Newcrest Mining Ltd. (Metals & Mining)	892
60,148	Northern Star Resources Ltd. (Metals & Mining)	485
21,980	Orica Ltd. (Chemicals)	261
95,103	Origin Energy Ltd. (Electric Utilities)	443
49,394	Qantas Airways Ltd. (Airlines)(a)	191
81,915	QBE Insurance Group Ltd. (Insurance)	702
9,942	Ramsay Health Care Ltd. (Health Care Providers & Services)	481
3,011	REA Group Ltd. (Interactive Media & Services)	302
15,778	Reece Ltd. (Trading Companies & Distributors)	222
20,106	Rio Tinto Ltd. (Metals & Mining)	1,797
175,028	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	1,015
284,073	Scentre Group (Equity Real Estate Investment Trusts)	646
18,174	SEEK Ltd. (Interactive Media & Services)	400
24,616	Sonic Healthcare Ltd. (Health Care Providers & Services)	650
244,197	South32 Ltd. (Metals & Mining)	928

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
131,886	Stockland (Equity Real Estate Investment Trusts)	$418
69,419	Suncorp Group Ltd. (Insurance)	575
120,715	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	481
229,804	Telstra Corp. Ltd. (Diversified Telecommunication Services)	679
104,568	The GPT Group (Equity Real Estate Investment Trusts)	403
165,034	Transurban Group (Transportation Infrastructure)	1,667
41,020	Treasury Wine Estates Ltd. (Beverages)	354
209,818	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	291
11,698	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	249
61,805	Wesfarmers Ltd. (Multiline Retail)	2,319
199,806	Westpac Banking Corp. (Banks)	3,609
7,902	WiseTech Global Ltd. (Software)	297
53,208	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,278
68,664	Woolworths Group Ltd. (Food & Staples Retailing)	1,906
		69,623

	Austria — 0.15%
18,538	Erste Group Bank AG (Banks)(b)	676
7,921	OMV AG (Oil, Gas & Consumable Fuels)	378
7,958	Raiffeisen Bank International AG (Banks)(b)	113
3,851	Verbund AG (Electric Utilities)	407
6,261	Voestalpine AG (Metals & Mining)	186
		1,760

	Belgium — 0.65%
9,363	Ageas SA (Insurance)	473
47,162	Anheuser-Busch InBev N.V. (Beverages)	2,819
2,967	Colruyt SA (Food & Staples Retailing)	123
1,710	Elia Group SA (Electric Utilities)(b)	261
5,815	Groupe Bruxelles Lambert SA (Diversified Financial Services)	602
13,557	KBC Group N.V. (Banks)	973
8,241	Proximus SADP (Diversified Telecommunication Services)	153
840	Sofina SA (Diversified Financial Services)	305
4,029	Solvay SA, Class - A (Chemicals)	397
6,878	UCB SA (Pharmaceuticals)	822
10,684	Umicore SA (Chemicals)(b)	462
		7,390

	China — 0.09%
2,747	Futu Holdings Ltd., ADR (Capital Markets)^(a)	89
11,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	644
72,000	SITC International Holdings Co. Ltd. (Marine)	252
		985

	Denmark — 2.03%
169	A.P. Moller - Maersk A/S, Class - A (Marine)	499
319	A.P. Moller - Maersk A/S, Class - B (Marine)	959
9,070	Ambu A/S, Class - B (Health Care Equipment & Supplies)	134
5,443	Carlsberg A/S, Class - B (Beverages)	668
5,719	Christian Hansen Holding A/S (Chemicals)(b)	420

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
6,441	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	$976
37,315	Danske Bank A/S (Banks)	621
5,861	Demant A/S (Health Care Equipment & Supplies)(a)	265
11,140	DSV A/S (Road & Rail)	2,135
3,563	Genmab A/S (Biotechnology)(a)(b)	1,287
6,758	GN Store Nord A/S (Health Care Equipment & Supplies)	331
91,157	Novo Nordisk A/S, Class - B (Pharmaceuticals)	10,112
11,134	Novozymes A/S, B Shares (Chemicals)	764
10,258	Orsted A/S (Electric Utilities)(a)(b)	1,284
5,408	Pandora A/S (Textiles, Apparel & Luxury Goods)	515
453	ROCKWOOL International A/S, B Shares (Building Products)	150
19,695	Tryg A/S (Insurance)(b)	479
55,378	Vestas Wind Systems A/S (Electrical Equipment)(a)	1,625
		23,224

	Finland — 0.88%
7,954	Elisa Oyj (Diversified Telecommunication Services)	480
24,151	Fortum Oyj (Electric Utilities)	441
14,721	Kesko Oyj, Class - B (Food & Staples Retailing)	406
18,420	Kone Oyj, Class - B (Machinery)	964
23,262	Neste Oyj (Oil, Gas & Consumable Fuels)	1,060
291,852	Nokia Oyj (Communications Equipment)(a)	1,607
172,937	Nordea Bank Abp (Banks)	1,782
5,720	Orion Oyj, Class - B (Pharmaceuticals)	260
27,021	Sampo Oyj, Class - A (Insurance)	1,320
31,562	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	619
29,042	UPM-Kymmene Oyj (Paper & Forest Products)	948
25,653	Wartsila Oyj Abp (Machinery)	234
		10,121

	France — 7.94%
9,318	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	300
1,611	Aeroports de Paris (Transportation Infrastructure)(a)	241
25,777	Air Liquide SA (Chemicals)	4,509
17,236	Alstom SA (Machinery)	403
3,328	Amundi SA (Capital Markets)	228
3,328	Arkema SA (Chemicals)	398
105,503	AXA SA (Insurance)	3,088
2,245	BioMerieux (Health Care Equipment & Supplies)	240
61,187	BNP Paribas SA (Banks)	3,496
50,325	Bollore SA (Entertainment)	263
12,416	Bouygues SA (Construction & Engineering)	433
16,007	Bureau Veritas SA (Professional Services)(b)	456
8,766	Capgemini SE (IT Services)	1,945
32,855	Carrefour SA (Food & Staples Retailing)(b)	715
9,295	CNP Assurances (Insurance)	224
27,638	Compagnie de Saint-Gobain (Building Products)	1,644
9,290	Compagnie Generale des Etablissements Michelin (Auto Components)	1,259
2,869	Covivio (Equity Real Estate Investment Trusts)	228

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
68,024	Credit Agricole SA (Banks)	$813
35,664	Danone SA (Food Products)	1,970
1,365	Dassault Aviation SA (Aerospace & Defense)(a)(b)	216
36,371	Dassault Systemes SE (Software)(a)	1,787
13,581	Edenred (IT Services)	671
4,524	Eiffage SA (Construction & Engineering)(b)	464
25,644	Electricite de France SA (Electric Utilities)^	241
97,532	Engie SA (Multi-Utilities)	1,282
15,647	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	2,861
2,137	Eurazeo SE (Diversified Financial Services)	180
6,360	Faurecia SE (Auto Components)	164
2,563	Gecina SA (Equity Real Estate Investment Trusts)(b)	323
22,231	Getlink SE (Transportation Infrastructure)	400
1,727	Hermes International (Textiles, Apparel & Luxury Goods)	2,444
2,037	Ipsen SA (Pharmaceuticals)	255
4,085	Kering SA (Textiles, Apparel & Luxury Goods)	2,579
11,038	Klepierre SA (Equity Real Estate Investment Trusts)	294
5,209	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	207
14,527	Legrand SA (Electrical Equipment)	1,381
13,651	L'Oreal SA (Personal Products)	5,452
15,102	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	10,777
105,902	Orange SA (Diversified Telecommunication Services)(b)	1,254
2,820	Orpea (Health Care Providers & Services)(b)	122
11,418	Pernod Ricard SA (Beverages)	2,508
12,570	Publicis Groupe SA (Media)	763
1,307	Remy Cointreau SA (Beverages)	270
9,716	Renault SA (Automobiles)(a)	254
18,326	Safran SA (Aerospace & Defense)	2,157
61,855	Sanofi (Pharmaceuticals)	6,323
1,502	Sartorius Stedim Biotech (Life Sciences Tools & Services)	615
29,414	Schneider Electric SE (Electrical Equipment)(b)	4,938
1,506	SEB SA (Household Durables)	210
44,283	Societe Generale SA (Banks)	1,187
4,829	Sodexo SA (Hotels, Restaurants & Leisure)	393
3,108	Teleperformance (Professional Services)	1,184
5,801	Thales SA (Aerospace & Defense)	726
135,667	TotalEnergies SE (Oil, Gas & Consumable Fuels)	6,863
5,026	UbiSoft Entertainment SA (Entertainment)(a)	221
6,765	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	507
11,498	Valeo SA (Auto Components)	212
35,999	Veolia Environnement SA (Multi-Utilities)	1,154
28,976	Vinci SA (Construction & Engineering)	2,960
43,357	Vivendi SA (Entertainment)	566
1,596	Wendel SE (Diversified Financial Services)	163
12,940	Worldline SA (IT Services)(a)	562
		90,943

	Germany — 5.83%
10,325	adidas AG (Textiles, Apparel & Luxury Goods)	2,406

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
22,179	Allianz SE (Insurance)	$5,296
55,835	Aroundtown SA (Real Estate Management & Development)(b)	319
49,907	BASF SE (Chemicals)	2,847
53,288	Bayer AG, Registered Shares (Pharmaceuticals)	3,644
17,953	Bayerische Motoren Werke AG (Automobiles)	1,551
4,468	Bechtle AG (IT Services)	252
5,525	Beiersdorf AG (Personal Products)	580
8,407	Brenntag AG (Trading Companies & Distributors)	678
2,190	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	353
54,407	Commerzbank AG (Banks)(a)	413
6,026	Continental AG (Auto Components)(a)	432
10,507	Covestro AG (Chemicals)	529
23,191	Daimler Truck Holding AG (Machinery)(a)	643
8,785	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	383
112,011	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,410
10,351	Deutsche Boerse AG (Capital Markets)	1,863
32,585	Deutsche Lufthansa AG, Registered Shares (Airlines)^(a)	263
53,748	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	2,566
175,994	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	3,277
122,568	E.ON SE (Multi-Utilities)	1,424
11,637	Evonik Industries AG (Chemicals)	323
11,217	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	752
22,825	Fresenius SE & Co. KGAA (Health Care Providers & Services)	838
8,390	GEA Group AG (Machinery)	344
3,319	Hannover Rueckversicherung SE (Insurance)	564
8,063	HeidelbergCement AG (Construction Materials)	457
8,952	HelloFresh SE (Food & Staples Retailing)(a)	402
5,734	Henkel AG & Co. KGAA (Household Products)	378
70,800	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	2,395
3,934	KION Group AG (Machinery)(b)	259
3,968	Knorr-Bremse AG (Machinery)	304
4,521	Lanxess AG (Chemicals)	198
3,772	LEG Immobilien AG (Real Estate Management & Development)	429
46,609	Mercedes-Benz Group AG (Automobiles)(b)	3,271
7,009	Merck KGAA (Pharmaceuticals)	1,464
2,909	MTU Aero Engines AG (Aerospace & Defense)	673
7,617	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	2,036
3,142	Nemetschek SE (Software)	302
5,774	Puma SE (Textiles, Apparel & Luxury Goods)(b)	491
279	Rational AG (Machinery)	192
35,000	RWE AG (Multi-Utilities)	1,524
56,803	SAP SE (Software)	6,295
4,047	Scout24 AG (Interactive Media & Services)	231

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
41,614	Siemens AG, Registered Shares (Industrial Conglomerates)	$5,761
21,731	Siemens Energy AG (Electrical Equipment)	494
15,348	Siemens Healthineers AG (Health Care Equipment & Supplies)	951
7,018	Symrise AG (Chemicals)(b)	841
57,033	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	155
5,184	Uniper SE (Independent Power and Renewable Electricity Producers)	134
5,344	United Internet AG (Diversified Telecommunication Services)(b)	183
1,752	Volkswagen AG (Automobiles)	433
39,504	Vonovia SE (Real Estate Management & Development)	1,841
12,054	Zalando SE (Internet & Direct Marketing Retail)(a)	610
		66,654

	Hong Kong — 2.11%
653,918	AIA Group Ltd. (Insurance)	6,827
200,195	BOC Hong Kong Holdings Ltd. (Banks)	753
93,100	Budweiser Brewing Co. APAC Ltd. (Beverages)	246
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
107,400	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	194
109,700	CK Asset Holdings Ltd. (Real Estate Management & Development)	750
147,910	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	1,082
36,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	241
89,219	CLP Holdings Ltd. (Electric Utilities)	868
108,000	ESR Cayman Ltd. (Real Estate Management & Development)(a)	335
118,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	698
111,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	225
41,439	Hang Seng Bank Ltd. (Banks)	797
80,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	336
143,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	141
202,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	278
607,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	734
65,600	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,074
63,840	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	312
11,678	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	89
83,500	MTR Corp. Ltd. (Road & Rail)	450
82,310	New World Development Co. Ltd. (Real Estate Management & Development)	334
74,868	Power Assets Holdings Ltd. (Electric Utilities)	488
131,460	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	313

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
187,429	Sino Land Co. Ltd. (Real Estate Management & Development)	$242
70,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	837
26,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	161
66,400	Swire Properties Ltd. (Real Estate Management & Development)	164
74,500	Techtronic Industries Co. Ltd. (Machinery)	1,193
113,536	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	967
475,856	WH Group Ltd. (Food Products)	299
91,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	450
98,000	Xinyi Glass Holdings Ltd. (Building Products)	235
		24,113

	Ireland (Republic of) — 0.75%
7,313	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	368
42,205	CRH PLC (Construction Materials)(b)	1,683
5,360	DCC PLC (Industrial Conglomerates)(b)	415
50,374	Experian PLC (Professional Services)	1,941
9,037	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	1,041
24,548	James Hardie Industries PLC (Construction Materials)	736
8,652	Kerry Group PLC, Class - A (Food Products)(b)	968
8,352	Kingspan Group PLC (Building Products)	816
13,403	Smurfit Kappa Group PLC (Containers & Packaging)(b)	595
		8,563

	Isle of Man — 0.06%
31,712	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	679

	Israel — 0.55%
2,334	Azrieli Group Ltd. (Real Estate Management & Development)	205
60,975	Bank Hapoalim BM (Banks)	604
77,949	Bank Leumi Le (Banks)	841
5,753	Check Point Software Technologies Ltd. (Software)(a)	796
2,148	CyberArk Software Ltd. (Software)(a)	362
1,426	Elbit Systems Ltd. (Aerospace & Defense)	312
1,580	Fiverr International Ltd. (Internet & Direct Marketing Retail)(a)	120
37,850	ICL Group Ltd. (Chemicals)	450
2,673	Inmode Ltd. (Health Care Equipment & Supplies)(a)	99
1	Isacard Ltd. (Consumer Finance)	—
62,246	Israel Discount Bank Ltd., Class - A (Banks)	387
2,501	Kornit Digital Ltd. (Machinery)(a)	207
7,527	Mizrahi Tefahot Bank Ltd. (Banks)	294
3,411	Nice Ltd. (Software)(a)	746
61,488	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	577
3,034	Wix.com Ltd. (IT Services)(a)	317
		6,317

	Italy — 1.49%
6,740	Amplifon SpA (Health Care Providers & Services)	300
60,606	Assicurazioni Generali SpA (Insurance)	1,386

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
26,799	Atlantia SpA (Transportation Infrastructure)(a)	$557
28,113	Davide Campari-Milano N.V. (Beverages)	326
1,364	Diasorin SpA (Health Care Equipment & Supplies)	213
443,163	Enel SpA (Electric Utilities)(b)	2,958
137,842	Eni SpA (Oil, Gas & Consumable Fuels)	2,010
6,827	Ferrari N.V. (Automobiles)	1,487
32,893	FinecoBank Banca Fineco SpA (Banks)	499
18,200	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	204
899,216	Intesa Sanpaolo SpA (Banks)(b)	2,058
33,554	Mediobanca Banca di Credito Finanziario SpA (Banks)	339
11,101	Moncler SpA (Textiles, Apparel & Luxury Goods)	616
25,351	Nexi SpA (IT Services)(a)	293
29,362	Poste Italiane SpA (Insurance)	333
13,774	Prusmian SpA (Electrical Equipment)	467
5,928	Recordati SpA (Pharmaceuticals)	297
109,298	Snam SpA (Gas Utilities)	630
539,017	Telecom Italia SpA (Diversified Telecommunication Services)	198
77,039	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	661
115,198	Unicredit SpA (Banks)	1,243
		17,075

	Japan — 16.88%
10,800	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	843
35,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	755
10,365	AGC, Inc. (Building Products)	414
8,000	Aisin Seiki Co. Ltd. (Auto Components)	273
25,200	Ajinomoto Co., Inc. (Food Products)	715
8,600	ANA Holdings, Inc. (Airlines)^(a)(b)	180
24,700	Asahi Group Holdings Ltd. (Beverages)(b)	900
11,800	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	230
67,810	Asahi Kasei Corp. (Chemicals)	587
101,990	Astellas Pharma, Inc. (Pharmaceuticals)	1,594
6,700	Azbil Corp. (Electronic Equipment, Instruments & Components)	222
10,800	Bandai Namco Holdings, Inc. (Leisure Products)	819
4,300	Benefit One, Inc. (Professional Services)	90
30,960	Bridgestone Corp. (Auto Components)	1,202
12,700	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)^	231
54,147	Canon, Inc. (Technology Hardware, Storage & Peripherals)	1,320
9,500	Capcom Co. Ltd. (Entertainment)	230
7,800	Central Japan Railway Co. (Road & Rail)	1,017
35,000	Chubu Electric Power Co., Inc. (Electric Utilities)^	362
36,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,215
58,300	Concordia Financial Group Ltd. (Banks)^	217
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	133
21,900	CyberAgent, Inc. (Media)	271
11,939	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	280
5,500	Daifuku Co. Ltd. (Machinery)	392
54,400	Dai-ichi Life Holdings, Inc. (Insurance)	1,106

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
95,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	$2,090
13,500	Daikin Industries Ltd. (Building Products)	2,452
3,547	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	377
31,030	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	809
120	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	324
78,500	Daiwa Securities Group, Inc. (Capital Markets)^	444
23,500	Denso Corp. (Auto Components)	1,500
11,670	Dentsu Group, Inc. (Media)	477
1,600	Disco Corp. (Semiconductors & Semiconductor Equipment)	447
16,400	East Japan Railway Co. (Road & Rail)	949
12,800	Eisai Co. Ltd. (Pharmaceuticals)	593
165,978	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	621
10,400	FANUC Corp. (Machinery)	1,826
3,100	Fast Retailing Co. Ltd. (Specialty Retail)	1,589
6,900	Fuji Electric Co. Ltd. (Electrical Equipment)	344
19,510	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,191
10,650	Fujitsu Ltd. (IT Services)(b)	1,596
233	GLP J-REIT (Equity Real Estate Investment Trusts)	354
2,300	GMO Payment Gateway, Inc. (IT Services)	234
12,400	Hakuhodo DY Holdings, Inc. (Media)	156
7,600	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	404
13,000	Hankyu Hanshin Holdings, Inc. (Road & Rail)	376
1,300	Hikari Tsushin, Inc. (Specialty Retail)	148
15,500	Hino Motors Ltd. (Machinery)	91
1,780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	258
5,800	Hitachi Construction Machinery Co. Ltd. (Machinery)	150
52,880	Hitachi Ltd. (Industrial Conglomerates)	2,647
11,600	Hitachi Metals Ltd. (Metals & Mining)(a)	194
88,954	Honda Motor Co. Ltd. (Automobiles)	2,522
2,900	Hoshizaki Corp. (Machinery)	199
19,800	HOYA Corp. (Health Care Equipment & Supplies)	2,257
21,600	Hulic Co. Ltd. (Real Estate Management & Development)(b)	194
5,700	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	278
11,259	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)^(b)	310
8,200	Iida Group Holdings Co. Ltd. (Household Durables)	141
55,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	650
31,570	Isuzu Motors Ltd. (Automobiles)	408
2,900	ITO EN Ltd. (Beverages)	142
64,458	ITOCHU Corp. (Trading Companies & Distributors)	2,181
5,200	ITOCHU Techno-Solutions Corp. (IT Services)	133
7,800	Japan Airlines Co. Ltd. (Airlines)(a)(b)	145
27,600	Japan Exchange Group, Inc. (Capital Markets)	513
22,100	Japan Post Bank Co. Ltd. (Banks)^	178

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
132,760	Japan Post Holdings Co. Ltd. (Insurance)(b)	$975
10,800	Japan Post Insurance Co. Ltd. (Insurance)(b)	188
68	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	356
380	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	321
65,027	Japan Tobacco, Inc. (Tobacco)	1,111
26,600	JFE Holdings, Inc. (Metals & Mining)^	372
11,533	JSR Corp. (Chemicals)	340
24,300	Kajima Corp. (Construction & Engineering)	296
7,300	Kakaku.com, Inc. (Interactive Media & Services)	163
9,600	Kansai Paint Co. Ltd. (Chemicals)	154
25,700	Kao Corp. (Personal Products)	1,050
87,900	KDDI Corp. (Wireless Telecommunication Services)	2,882
5,500	Keio Corp. (Road & Rail)	214
6,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	192
10,600	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,916
7,900	Kikkoman Corp. (Food Products)	523
9,200	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	263
44,510	Kirin Holdings Co. Ltd., Class - C (Beverages)	665
2,900	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	232
7,400	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	228
3,210	Koei Tecmo Holdings Co. Ltd. (Entertainment)^	105
5,700	Koito Manufacturing Co. Ltd. (Auto Components)	231
47,390	Komatsu Ltd. (Machinery)	1,139
5,000	Konami Holdings Corp. (Entertainment)	315
1,800	Kose Corp. (Personal Products)	188
55,700	Kubota Corp. (Machinery)	1,044
5,300	Kurita Water Industries Ltd. (Machinery)	196
17,420	Kyocera Corp. (Electronic Equipment, Instruments & Components)	975
14,600	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	340
4,100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	682
2,726	Lawson, Inc. (Food & Staples Retailing)	104
12,100	Lion Corp. (Household Products)	135
14,345	Lixil Corp. (Building Products)	267
23,900	M3, Inc. (Health Care Technology)	863
12,100	Makita Corp. (Machinery)	387
84,671	Marubeni Corp. (Trading Companies & Distributors)	983
30,650	Mazda Motor Corp. (Automobiles)^	225
4,500	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	187
9,800	Medipal Holdings Corp. (Health Care Providers & Services)	161
6,600	MEIJI Holdings Co. Ltd. (Food Products)	358
5,600	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	145
19,700	MINEBEA MITSUMI, Inc. (Machinery)	429
15,400	MISUMI Group, Inc. (Machinery)	459
68,910	Mitsubishi Chemical Holdings Corp. (Chemicals)	458
69,040	Mitsubishi Corp. (Trading Companies & Distributors)	2,591

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
98,890	Mitsubishi Electric Corp. (Electrical Equipment)	$1,134
63,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	938
8,500	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	144
17,297	Mitsubishi Heavy Industries Ltd. (Machinery)	568
649,082	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,013
36,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	169
84,566	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,296
9,850	Mitsui Chemicals, Inc. (Chemicals)	248
50,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,077
18,600	Mitsui O.S.K. Lines Ltd. (Marine)	517
4,700	Miura Co. Ltd. (Machinery)	116
131,952	Mizuho Financial Group, Inc. (Banks)	1,683
13,500	MonotaRO Co. Ltd. (Trading Companies & Distributors)	290
24,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	786
31,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,069
13,230	NEC Corp. (Technology Hardware, Storage & Peripherals)	556
26,700	Nexon Co. Ltd. (Entertainment)	639
14,000	NGK Insulators Ltd. (Machinery)	200
24,400	Nidec Corp. (Electrical Equipment)	1,928
16,400	Nihon M&A Center Holdings, Inc. (Professional Services)	229
6,000	Nintendo Co. Ltd. (Entertainment)	3,029
81	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	460
4,100	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	282
38,600	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	338
113	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	330
2,900	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	197
46,300	Nippon Steel Corp. (Metals & Mining)(b)	817
64,940	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,887
8,700	Nippon Yusen KK (Marine)^	761
6,600	Nissan Chemical Corp. (Chemicals)	387
125,600	Nissan Motor Co. Ltd. (Automobiles)(a)	558
10,700	Nisshin Seifun Group, Inc. (Food Products)	149
3,400	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	238
4,500	Nitori Holdings Co. Ltd. (Specialty Retail)	566
7,660	Nitto Denko Corp. (Chemicals)	549
166,400	Nomura Holdings, Inc. (Capital Markets)	700
6,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	165
232	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	307
18,220	Nomura Research Institute Ltd. (IT Services)	595
34,200	NTT Data Corp. (IT Services)	672
35,000	Obayashi Corp. (Construction & Engineering)	257

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,800	Obic Co. Ltd. (IT Services)	$569
15,800	Odakyu Electric Railway Co. Ltd. (Road & Rail)	262
44,100	Oji Paper Co. Ltd. (Paper & Forest Products)	219
59,800	Olympus Corp. (Health Care Equipment & Supplies)	1,134
10,300	OMRON Corp. (Electronic Equipment, Instruments & Components)	686
20,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	501
4,500	Open House Group Co. Ltd. (Household Durables)(b)	199
2,100	Oracle Corp. (Software)	146
10,700	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	2,048
66,100	ORIX Corp. (Diversified Financial Services)	1,318
143	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	194
20,445	Osaka Gas Co. Ltd. (Gas Utilities)	350
6,200	OTSUKA Corp. (IT Services)	220
21,100	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	729
22,300	Pan Pacific International Holdings Corp. (Multiline Retail)	357
119,600	Panasonic Holdings Corp. (Household Durables)	1,162
9,600	Persol Holdings Co. Ltd. (Professional Services)(b)	215
4,900	Pola Orbis Holdings, Inc. (Personal Products)	64
47,000	Rakuten, Inc. (Internet & Direct Marketing Retail)	370
73,900	Recruit Holdings Co. Ltd. (Professional Services)	3,211
68,000	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	788
111,885	Resona Holdings, Inc. (Banks)	477
36,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	314
2,000	Rinnai Corp. (Household Durables)	150
4,970	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	386
13,700	Ryohin Keikaku Co. Ltd. (Multiline Retail)	159
19,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	195
13,300	SBI Holdings, Inc. (Capital Markets)	336
8,400	SCSK Corp. (IT Services)	144
11,400	Secom Co. Ltd. (Commercial Services & Supplies)	825
15,069	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	226
20,500	Sekisui Chemical Co. Ltd. (Household Durables)	294
33,525	Sekisui House Ltd. (Household Durables)	649
41,230	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	1,966
17,300	SG Holdings Co. Ltd. (Air Freight & Logistics)	326
11,600	Sharp Corp. (Household Durables)^(b)	108
12,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	440
4,100	Shimano, Inc. (Leisure Products)	939
29,800	Shimizu Corp. (Construction & Engineering)	179
19,385	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,946

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,300	Shionogi & Co. Ltd. (Pharmaceuticals)	$879
22,000	Shiseido Co. Ltd. (Personal Products)	1,111
3,100	SMC Corp. (Machinery)	1,733
155,554	Softbank Corp. (Wireless Telecommunication Services)	1,815
65,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,942
3,900	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	127
17,160	Sompo Holdings, Inc. (Insurance)	754
68,600	Sony Corp. (Household Durables)	7,058
4,600	Square Enix Holdings Co. Ltd. (Entertainment)	204
7,100	Stanley Electric Co. Ltd. (Auto Components)	134
33,354	Subaru Corp. (Automobiles)	530
18,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	295
83,660	Sumitomo Chemical Co. Ltd. (Chemicals)	383
61,040	Sumitomo Corp. (Trading Companies & Distributors)	1,057
40,920	Sumitomo Electric Industries Ltd. (Auto Components)	487
13,300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	674
71,303	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,253
18,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	592
9,600	Sumitomo Pharma Co., Ltd. (Pharmaceuticals)^	95
17,000	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	471
7,500	Suntory Beverage & Food Ltd. (Beverages)	286
20,000	Suzuki Motor Corp. (Automobiles)	686
9,100	Sysmex Corp. (Health Care Equipment & Supplies)	659
29,000	T&D Holdings, Inc. (Insurance)	394
10,350	Taisei Corp. (Construction & Engineering)	299
2,000	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	93
8,200	Taiyo Nippon Sanso Corp. (Chemicals)	156
85,845	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,446
21,100	TDK Corp. (Electronic Equipment, Instruments & Components)	761
35,000	Terumo Corp. (Health Care Equipment & Supplies)	1,059
28,400	The Chiba Bank Ltd. (Banks)^	167
38,210	The Kansai Electric Power Co., Inc. (Electric Utilities)	360
23,800	The Shizuoka Bank Ltd. (Banks)^	167
12,100	TIS, Inc. (IT Services)	283
10,100	Tobu Railway Co. Ltd. (Road & Rail)	246
6,000	Toho Co. Ltd. (Entertainment)	227
34,040	Tokio Marine Holdings, Inc. (Insurance)	1,981
2,000	Tokyo Century Corp. (Diversified Financial Services)	73
82,700	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	273
8,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,140
20,400	Tokyo Gas Co. Ltd. (Gas Utilities)	374
28,300	Tokyu Corp. (Road & Rail)	367
14,100	TOPPAN, Inc. (Commercial Services & Supplies)	249

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
74,800	Toray Industries, Inc. (Chemicals)	$389
20,900	Toshiba Corp. (Industrial Conglomerates)	794
14,000	Tosoh Corp. (Chemicals)	207
8,100	TOTO Ltd. (Building Products)^	325
4,800	Toyo Suisan Kaisha Ltd. (Food Products)	172
7,900	Toyota Industries Corp. (Auto Components)	545
576,900	Toyota Motor Corp. (Automobiles)	10,407
11,500	Toyota Tsusho Corp. (Trading Companies & Distributors)	472
7,200	Trend Micro, Inc. (Software)	421
2,100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	133
21,900	Unicharm Corp. (Household Products)	787
11,600	USS Co. Ltd. (Specialty Retail)	195
5,100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	126
11,700	West Japan Railway Co. (Road & Rail)(b)	485
6,900	Yakult Honsha Co. Ltd. (Food Products)	368
7,600	Yamaha Corp. (Leisure Products)	330
16,100	Yamaha Motor Co. Ltd. (Automobiles)	361
15,700	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	293
13,000	Yaskawa Electric Corp. (Machinery)	507
12,300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	210
145,300	Z Holdings Corp. (Interactive Media & Services)	628
6,700	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	179
		193,217

	Jersey — 0.38%
535,505	Glencore PLC (Metals & Mining)(b)	3,484
62,811	WPP PLC (Media)	822
		4,306

	Luxembourg — 0.20%
34,688	ArcelorMittal SA (Metals & Mining)	1,111
7,413	Eurofins Scientific SE (Life Sciences Tools & Services)	733
25,716	Tenaris SA (Energy Equipment & Services)	386
		2,230

	Netherlands — 3.99%
22,793	ABN AMRO Group N.V. (Banks)	291
1,081	Adyen N.V. (IT Services)(a)(b)	2,141
96,800	AEGON N.V. (Insurance)	513
32,068	Airbus SE (Aerospace & Defense)(a)	3,870
10,155	Akzo Nobel N.V. (Chemicals)	872
2,491	Argenx SE (Biotechnology)(a)	779
2,531	ASM International N.V. (Semiconductors & Semiconductor Equipment)	921
22,414	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	14,976
55,271	CNH Industrial N.V. (Machinery)	870
4,678	Euronext NV (Capital Markets)	425
5,839	EXOR N.V. (Diversified Financial Services)	444
6,411	Heineken Holding N.V., Class - A (Beverages)	502
14,196	Heineken N.V. (Beverages)	1,357
3,088	IMCD NV (Trading Companies & Distributors)(b)	527
212,548	ING Groep N.V. (Banks)	2,219
5,507	JDE Peet's N.V. (Food Products)	158
9,786	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	328

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
57,197	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	$1,840
9,458	Koninklijke DSM N.V. (Chemicals)	1,692
181,532	Koninklijke KPN N.V. (Diversified Telecommunication Services)	630
50,136	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	1,529
14,623	NN Group N.V. (Insurance)	741
50,785	Prosus N.V. (Internet & Direct Marketing Retail)(b)	2,738
12,407	QIAGEN N.V. (Life Sciences Tools & Services)(a)	609
6,485	Randstad N.V. (Professional Services)^	390
37,354	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,623
39,268	Universal Music Group N.V. (Entertainment)	1,048
14,518	Wolters Kluwer N.V. (Professional Services)	1,547
		45,580

	New Zealand — 0.20%
70,349	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	380
31,227	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	524
36,161	Mercury NZ Ltd. (Electric Utilities)	148
68,941	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	240
22,895	Ryman Healthcare Ltd. (Health Care Providers & Services)	148
102,038	Spark New Zealand Ltd. (Diversified Telecommunication Services)	323
7,237	Xero Ltd. (Software)(a)	549
		2,312

	Norway — 0.59%
13,970	Adevinta ASA (Interactive Media & Services)(a)	128
6,837	Aker BP ASA (Oil, Gas & Consumable Fuels)^	255
50,387	DNB Bank ASA (Banks)	1,139
52,905	Equinor ASA (Oil, Gas & Consumable Fuels)	1,975
10,949	Gjensidige Forsikring ASA (Insurance)^	272
23,773	Mowi ASA (Food Products)	641
74,923	Norsk Hydro ASA (Metals & Mining)	728
40,793	Orkla ASA (Food Products)	363
3,922	Schibsted ASA, Class - A (Media)	97
5,306	Schibsted ASA, Class - B (Media)	114
37,954	Telenor ASA (Diversified Telecommunication Services)	545
8,982	Yara International ASA (Chemicals)	449
		6,706

	Poland — 0.01%
10,783	InPost SA (Air Freight & Logistics)(a)	68

	Portugal — 0.13%
151,519	EDP - Energias de Portugal SA (Electric Utilities)	746
27,240	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	344
15,298	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	367
		1,457

	Singapore — 1.12%
185,138	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	399

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
266,424	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	$441
143,900	Capitaland Investment, Ltd. (Real Estate Management & Development)(a)	422
24,400	City Developments Ltd. (Real Estate Management & Development)	141
98,131	DBS Group Holdings Ltd. (Banks)	2,573
328,500	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	196
58,940	Grab Holdings Ltd. (Internet & Direct Marketing Retail)(a)	206
73,000	Keppel Corp. Ltd. (Industrial Conglomerates)	344
118,700	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	165
172,290	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	234
183,237	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,663
17,375	Sea Ltd., ADR (Entertainment)(a)	2,081
72,200	Singapore Airlines Ltd. (Airlines)(a)	291
43,900	Singapore Exchange Ltd. (Capital Markets)	322
84,500	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	256
454,340	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	882
64,000	United Overseas Bank Ltd. (Banks)	1,498
24,800	United Overseas Land Group Ltd. (Real Estate Management & Development)	128
14,800	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	191
103,500	Wilmar International Ltd. (Food Products)	359
		12,792

	Spain — 1.78%
11,789	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	318
4,055	Aena SME SA (Transportation Infrastructure)(a)	676
24,410	Amadeus IT Group SA (IT Services)(a)	1,587
363,729	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,077
943,287	Banco Santander SA (Banks)(b)	3,206
239,961	CaixaBank SA (Banks)	814
27,611	Cellnex Telecom SA (Diversified Telecommunication Services)	1,329
15,616	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	401
13,208	Enagas SA (Gas Utilities)(b)	293
17,371	Endesa SA (Electric Utilities)	379
26,801	Ferrovial SA (Construction & Engineering)	713
16,283	Grifols SA (Biotechnology)	296
315,716	Iberdrola SA (Electric Utilities)	3,449
59,033	Industria de Diseno Textil SA (Specialty Retail)	1,287
10,644	Naturgy Energy Group SA (Gas Utilities)	319
23,714	Red Electrica Corp. SA (Electric Utilities)	487
79,969	Repsol SA (Oil, Gas & Consumable Fuels)	1,047
12,931	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	227
289,059	Telefonica SA (Diversified Telecommunication Services)	1,401
		20,306

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 2.53%
17,007	Alfa Laval AB (Machinery)	$585
54,292	Assa Abloy AB, B Shares (Building Products)	1,460
36,621	Atlas Copco AB, A Shares (Machinery)	1,901
21,128	Atlas Copco AB, B Shares (Machinery)	959
15,134	Boliden AB (Metals & Mining)	764
12,253	Electrolux AB, Class - B (Household Durables)^	186
30,432	Embracer Group AB, Class - A (Entertainment)(a)	254
35,740	Epiroc AB, Class - A (Machinery)	765
21,020	Epiroc AB, Class - B (Machinery)	380
16,023	Equities AB (Capital Markets)	625
32,932	Essity AB, Class - B (Household Products)^	778
9,462	Evolution AB (Hotels, Restaurants & Leisure)	963
5,786	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	381
12,819	Getinge AB, B Shares (Health Care Equipment & Supplies)	511
39,498	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)^	531
104,421	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)(a)	1,463
22,674	Husqvarna AB (Machinery)	237
7,542	Industrivarden AB, A Shares (Diversified Financial Services)(b)	214
9,005	Industrivarden AB, C Shares (Diversified Financial Services)	251
7,990	Investment AB Latour, Class - B (Industrial Conglomerates)	254
27,170	Investor AB, Class - A (Diversified Financial Services)	633
99,125	Investor AB, Class - B (Diversified Financial Services)	2,154
13,089	Kinnevik AB, Class - B (Diversified Financial Services)(a)	341
4,135	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	210
12,587	Lifco AB, Class - B (Industrial Conglomerates)(a)	320
10,849	Lundin Energy AB (Oil, Gas & Consumable Fuels)	456
77,104	Nibe Industrier AB, Class - B (Building Products)(a)	855
8,892	Sagax AB, Class - B (Real Estate Management & Development)	270
61,142	Sandvik AB (Machinery)	1,299
17,010	Securitas AB, B Shares (Commercial Services & Supplies)	192
28,277	Sinch AB (Software)(a)	192
89,391	Skandinaviska Enskilda Banken AB, Class - A (Banks)	967
18,425	Skanska AB, B Shares (Construction & Engineering)	412
20,675	SKF AB, B Shares (Machinery)^	337
32,932	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)	640
78,850	Svenska Handelsbanken AB, A Shares (Banks)	725
49,037	Swedbank AB, A Shares (Banks)^	733
85,429	Swedish Match AB (Tobacco)(a)	643
28,319	Tele2 AB, B Shares (Wireless Telecommunication Services)	428

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
157,925	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	$1,440
143,215	Telia Co. AB (Diversified Telecommunication Services)^(b)	575
77,672	Volvo AB, B Shares (Machinery)	1,450
10,616	Volvo AB, Class - A (Machinery)	203
		28,937

	Switzerland — 7.95%
89,502	ABB Ltd., Registered Shares (Electrical Equipment)	2,904
8,410	Adecco Group AG (Professional Services)(b)	382
27,065	Alcon, Inc. (Health Care Equipment & Supplies)	2,145
335	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	184
2,512	Baloise Holding AG, Registered Shares (Insurance)	449
193	Barry Callebaut AG, Registered Shares (Food Products)(b)	453
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	726
57	Chocoladefabriken Lindt & Spruengli AG (Food Products)	679
11,585	Clariant AG, Registered Shares (Chemicals)	201
11,333	Coca-Cola HBC AG (Beverages)	236
28,395	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	3,600
145,202	Credit Suisse Group AG, Registered Shares (Capital Markets)	1,143
395	EMS-Chemie Holding AG (Chemicals)	384
1,966	Geberit AG, Registered Shares (Building Products)	1,212
500	Givaudan SA, Registered Shares (Chemicals)	2,067
28,610	Holcim Ltd., Registered Shares (Construction Materials)(b)	1,392
11,996	Julius Baer Group Ltd. (Capital Markets)	695
2,941	Kuehne & Nagel International AG, Registered Shares (Marine)	835
9,363	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	696
4,035	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	2,924
152,785	Nestle SA, Registered Shares (Food Products)	19,867
118,669	Novartis AG, Registered Shares (Pharmaceuticals)	10,420
1,231	Partners Group Holding AG (Capital Markets)	1,524
38,099	Roche Holding AG (Pharmaceuticals)	15,077
1,730	Roche Holding AG (Pharmaceuticals)	757
2,218	Schindler Holding AG (Machinery)	475
1,072	Schindler Holding AG, Registered Shares (Machinery)	228
327	SGS SA, Registered Shares (Professional Services)(b)	909
7,677	Sika AG, Registered Shares (Chemicals)(b)	2,540
2,964	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	1,238
560	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	894
1,710	Swiss Life Holding AG (Insurance)	1,096

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
4,102	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	$405
16,339	Swiss Re AG (Insurance)	1,556
1,398	Swisscom AG, Registered Shares (Diversified Telecommunication Services)^	840
3,646	Temenos AG, Registered Shares (Software)	351
3,022	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	164
1,588	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	450
191,487	UBS Group AG (Capital Markets)	3,743
1,497	VAT Group AG (Machinery)(b)	570
2,632	Vifor Pharma AG (Pharmaceuticals)	467
8,194	Zurich Financial Services AG (Insurance)	4,048
		90,926

	United Kingdom — 11.15%
52,705	3i Group PLC (Capital Markets)	953
117,902	abrdn PLC (Diversified Financial Services)	330
10,473	Admiral Group PLC (Insurance)(b)	351
69,400	Anglo American PLC (Metals & Mining)	3,606
22,277	Antofagasta PLC (Metals & Mining)	484
24,227	Ashtead Group PLC (Trading Companies & Distributors)	1,525
19,294	Associated British Foods PLC (Food Products)	419
84,268	AstraZeneca PLC (Pharmaceuticals)(b)	11,173
51,905	Auto Trader Group PLC (Interactive Media & Services)(b)	428
6,560	Aveva Group PLC (Software)	209
204,407	Aviva PLC (Insurance)	1,209
174,099	BAE Systems PLC (Aerospace & Defense)	1,635
904,691	Barclays PLC (Banks)(b)	1,753
55,322	Barratt Developments PLC (Household Durables)(b)	377
6,127	Berkeley Group Holdings PLC (Household Durables)	299
1,072,150	BP PLC (Oil, Gas & Consumable Fuels)	5,255
118,581	British American Tobacco PLC (Tobacco)	4,979
47,913	British Land Co. PLC (Equity Real Estate Investment Trusts)	332
482,950	BT Group PLC (Diversified Telecommunication Services)	1,151
18,313	Bunzl PLC (Trading Companies & Distributors)	710
21,886	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	478
11,117	Coca-Cola Europacific Partners PLC (Beverages)	540
96,839	Compass Group PLC (Hotels, Restaurants & Leisure)	2,084
7,553	Croda International PLC (Chemicals)(b)	777
126,961	Diageo PLC (Beverages)	6,439
11,862	Ferguson PLC (Trading Companies & Distributors)	1,607
273,713	GlaxoSmithKline PLC (Pharmaceuticals)	5,921
20,498	Halma PLC (Electronic Equipment, Instruments & Components)	671
19,332	Hargreaves Lansdown PLC (Capital Markets)	255
9,367	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	253
1,104,870	HSBC Holdings PLC (Banks)	7,545
51,222	Imperial Brands PLC (Tobacco)	1,079
81,557	Informa PLC (Media)(a)	639

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
9,979	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	$675
8,762	Intertek Group PLC (Professional Services)	598
98,818	J Sainsbury PLC (Food & Staples Retailing)	327
148,750	JD Sports Fashion PLC (Specialty Retail)(a)	287
10,462	Johnson Matthey PLC (Chemicals)	256
113,837	Kingfisher PLC (Specialty Retail)	380
38,314	Land Securities Group PLC (Equity Real Estate Investment Trusts)	393
323,675	Legal & General Group PLC (Insurance)	1,147
3,865,393	Lloyds Banking Group PLC (Banks)	2,353
17,823	London Stock Exchange Group PLC (Capital Markets)(b)	1,858
140,862	M&G PLC (Diversified Financial Services)	406
236,978	Melrose Industries PLC (Industrial Conglomerates)	384
26,430	Mondi PLC (Paper & Forest Products)	514
196,404	National Grid PLC (Multi-Utilities)	3,018
302,517	Natwest Group PLC (Banks)(b)	854
7,176	Next PLC (Multiline Retail)	564
26,420	Ocado Group PLC (Food & Staples Retailing)(a)(b)	403
40,991	Pearson PLC (Media)	402
17,342	Persimmon PLC (Household Durables)	486
35,736	Phoenix Group Holdings PLC (Insurance)	286
149,128	Prudential PLC (Insurance)	2,201
38,907	RecKitt Benckiser Group PLC (Household Products)	2,968
104,790	RELX PLC (Professional Services)	3,260
100,917	Rentokil Initial PLC (Commercial Services & Supplies)	695
61,093	Rio Tinto PLC (Metals & Mining)	4,883
453,177	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	596
6,787	Schroders PLC (Capital Markets)	286
65,383	Segro PLC (Equity Real Estate Investment Trusts)	1,149
13,615	Severn Trent PLC (Water Utilities)(b)	549
418,066	Shell PLC (Oil, Gas & Consumable Fuels)	11,456
47,800	Smith & Nephew PLC (Health Care Equipment & Supplies)	760
21,398	Smiths Group PLC (Industrial Conglomerates)	405
3,991	Spirax-Sarco Engineering PLC (Machinery)	652
56,527	SSE PLC (Electric Utilities)	1,291
29,351	St. James Place PLC (Capital Markets)	553
144,978	Standard Chartered PLC (Banks)	962
111,108	Stellantis N.V. (Automobiles)	1,799
197,830	Taylor Wimpey PLC (Household Durables)(b)	337
418,193	Tesco PLC (Food & Staples Retailing)	1,514
57,171	The Sage Group PLC (Software)	524
139,449	Unilever PLC (Personal Products)	6,330
37,055	United Utilities Group PLC (Water Utilities)	546
1,472,494	Vodafone Group PLC (Wireless Telecommunication Services)	2,414
10,986	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	409
		127,596
	Total Common Stocks	863,880

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks — 0.37%
	Germany — 0.37%
3,159	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	$245
3,799	FUCHS PETROLUB SE — Preferred (Chemicals)	138
9,642	Henkel AG & Co. KGAA — Preferred (Household Products)	645
8,306	Porsche Automobil Holding SE — Preferred (Automobiles)	799
1,422	Sartorius AG — Preferred (Health Care Equipment & Supplies)	628
10,065	Volkswagen AG — Preferred (Automobiles)	1,729
	Total Preferred Stocks	4,184

	Right — 0.00%
	United Kingdom — 0.00%
418,457	CC Japan Income & Growth Trust, Subscription Shares, 3/1/23 (Capital Markets)(a)	25
	Total Right	25

	Warrant — 0.00%
	Australia — 0.00%
502,568	WAM Global Ltd., 9/12/22 (Capital Markets)	2
	Total Warrant	2

	Investment Companies — 22.25%
640,983	Aberdeen New Dawn Investment Trust PLC	2,516
218,097	Aberforth Smaller Companies Trust PLC	3,922
325,251	Abrdn UK Smaller Companies Growth Trust PLC	2,525
86,542	ASA Gold and Precious Metals, Ltd	1,939
1,614,892	AVI Japan Opportunity Trust PLC	2,479
883,262	Baillie Gifford European Growth Trust PLC	1,245
294,663	Baillie Gifford UK Growth Fund PLC	718
129,024	BlackRock Health Sciences Trust II	2,588
104,894	BlackRock Innovation & Growth Trust	1,195
598,027	BMO Global Smaller Companies PLC	1,226
1,640,602	CC Japan Income & Growth Trust PLC	3,385
579,383	Edinburgh Investment Trust PLC	4,792
100,582	Edinburgh Worldwide Investment Trust PLC	290
402,884	European Opportunities Trust PLC	3,907
6,046,157	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(d)	6,046
186,037	Fidelity Emerging Markets Ltd.	1,653
709,096	Fidelity European Trust PLC	2,804
720,357	Fidelity Japan Trust PLC	1,706
66,348	Finsbury Growth Income Trust PLC Fund	723
102,598	First Trust Dynamic Europe Equity Income Fund	1,296
2,060,000	Henderson European Focus Trust PLC	3,977
1,461,450	Henderson EuroTrust PLC	2,461
680,159	Japan Smaller Capitalization Fund, Inc.	4,870
968,323	JPMorgan European Discovery Trust PLC	5,691
6,971,422	JPMorgan European Growth & Income PLC	7,740

Shares	Security Description	Value (000)
	Investment Companies (continued)
54,661	JPMorgan Indian Investment Trust PLC	$562
472,078	JPMorgan Japan Small Cap Growth & Income, Ordinary Shares	2,270
542,302	JPMorgan Japanese Investment Trust PLC	3,666
165,602	Morgan Stanley China A Share Fund, Inc.	2,708
204,803	Murray Income Trust PLC	2,368
403,004	Neuberger Berman MLP and Energy Income Fund, Inc.	2,595
242,562	Neuberger Berman Next Generation Connectivity Fund, Inc.	3,384
630,100	Oakley Capital Investments Ltd.	3,477
15,326	Pershing Square Holdings Fund Ltd.	602
1,089,246	Polar Capital Global Financials Trust PLC	2,421
484,557	Polar Capital Global Healthcare Trust PLC	1,900
2,531,800	Schroder Japan Growth Fund PLC	6,785
5,902,219	Schroder UK Public Private Trust PLC	1,867
126,760,839	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(d)	126,761
904,841	Strategic Equity Capital PLC	3,558
230,247	Temple Bar Investment Trust PLC	3,467
76,903	The Mexico Fund, Inc.	1,275
130,589	The New Germany Fund, Inc.	1,493
1,819,754	TR European Growth Trust PLC	3,716
420,000	TR Property Investment Trust PLC Ordinary Shares	2,508
1,796,637	VGI Partners Asian Investments Ltd.	2,711
502,568	WAM Global Ltd.	840
42,321	Worldwide Healthcare Trust PLC Fund	1,803
	Total Investment Companies	254,431

	Purchased Options on Futures — 0.09%
	Total Purchased Options on Futures	1,077

	Total Investments (cost $947,652) — 98.24%	1,123,599
	Other assets in excess of liabilities — 1.76%	20,111

	Net Assets - 100.00%	$1,143,710

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2022.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	-	75.53%	-	-	75.53%
Preferred Stocks	-	0.37%	-	-	0.37%
Right	0.00%	-	-	-	0.00%
Warrant	0.00%	-	-	-	0.00%
Investment Companies	10.76%	0.97%	10.51%	0.01%	22.25%
Purchased Options on Futures	-	-	0.09%	-	0.09%
Other Assets (Liabilities)	0.08%	-0.05%	1.29%	0.44%	1.76%
Total Net Assets	10.84%	76.82%	11.89%	0.45%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	999	6/17/22	$107,113	$5,468
			$107,113	$5,468
	Total Unrealized Appreciation			$5,468
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$5,468

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	35	$7,088	$4,050.00	4/14/22	$(6)
E-Mini S&P 500 Future Option	Put	70	14,525	4,150.00	4/29/22	(62)
E-Mini S&P 500 Future Option	Put	35	6,650	3,800.00	4/29/22	(9)
E-Mini S&P 500 Future Option	Put	35	6,563	3,750.00	4/29/22	(8)
E-Mini S&P 500 Future Option	Put	38	7,961	4,190.00	5/20/22	(86)
E-Mini S&P 500 Future Option	Put	70	14,000	4,000.00	5/20/22	(88)
E-Mini S&P 500 Future Option	Put	35	6,773	3,870.00	5/20/22	(30)
E-Mini S&P 500 Future Option	Put	35	6,563	3,750.00	5/20/22	(21)
E-Mini S&P 500 Future Option	Put	80	17,399	4,350.00	5/31/22	(340)
E-Mini S&P 500 Future Option	Put	72	14,760	4,100.00	5/31/22	(154)
E-Mini S&P 500 Future Option	Put	68	12,070	3,550.00	5/31/22	(36)
E-Mini S&P 500 Future Option	Put	35	6,178	3,530.00	5/31/22	(18)
E-Mini S&P 500 Future Option	Put	34	5,984	3,520.00	5/31/22	(17)
E-Mini S&P 500 Future Option	Put	72	15,155	4,210.00	6/17/22	(282)
E-Mini S&P 500 Future Option	Put	40	8,080	4,040.00	6/17/22	(106)
E-Mini S&P 500 Future Option	Put	35	6,475	3,700.00	6/17/22	(42)
						$(1,305)

Exchanged-traded options on futures contacts purchased as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	35	$7,700	$4,400.00	4/14/22	$43
E-Mini S&P 500 Future Option	Put	35	7,788	4,450.00	4/29/22	112
E-Mini S&P 500 Future Option	Put	35	7,613	4,350.00	5/20/22	129
E-Mini S&P 500 Future Option	Put	36	7,920	4,400.00	5/31/22	174
E-Mini S&P 500 Future Option	Put	40	9,199	4,600.00	5/31/22	333
E-Mini S&P 500 Future Option	Put	36	8,145	4,525.00	6/17/22	286
						$1,077

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.63%
	Bermuda — 0.07%
348,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)(b)	$220
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	318
		538

	Brazil — 4.04%
575,300	Ambev SA (Beverages)	1,861
47,055	Americanas SA (Internet & Direct Marketing Retail)	323
407,700	B3 SA - Brasil Bolsa Balcao (Capital Markets)	1,345
209,484	Banco Bradesco SA (Banks)	804
120,800	Banco do Brasil SA (Banks)	881
276,650	BB Seguridade Participacoes SA (Insurance)	1,485
71,700	BRF SA (Food Products)(a)	280
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	553
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	536
502,500	Itau Unibanco Holding SA (Banks)	2,901
133,700	JBS SA (Food Products)	1,046
144,200	Klabin SA (Containers & Packaging)	731
103,765	Localiza Rent A Car SA (Road & Rail)(b)	1,332
153,824	Lojas Renner SA (Multiline Retail)	889
462,500	Magazine Luiza SA (Multiline Retail)	663
142,500	Natura & Co. Holding SA (Personal Products)(a)(b)	780
772,900	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	5,721
215,000	Raia Drogasil SA (Food & Staples Retailing)	1,081
108,800	Rumo SA (Road & Rail)(a)(c)	424
41,400	Suzano SA (Paper & Forest Products)	480
260,400	Tim SA (Wireless Telecommunication Services)	754
262,000	Vale SA (Metals & Mining)	5,262
366,300	WEG SA (Machinery)	2,683
		32,815

	Cayman Islands — 2.64%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	33
1,241,198	Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)(a)	16,938
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,278
24,000	China Mengniu Dairy Co. Ltd. (Food Products)(b)	129
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	744
62,000	Kingsoft Corp. Ltd. (Entertainment)(b)	198
344,116	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(a)	396
7,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	438
99,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,315
		21,469

	Chile — 0.40%
18,870	Banco de Credito e Inversiones SA (Banks)(a)	680

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
293,158	Empresas CMPC SA (Paper & Forest Products)	$543
9,904,113	Enel Americas SA (Electric Utilities)	1,197
7,027,795	Enersis Chile SA (Electric Utilities)	210
47,236	Falabella SA (Multiline Retail)	151
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	485
		3,266

	China — 21.71%
333,965	360 Security Technology, Inc., Class - A (Software)(a)	523
1,200	51Job, Inc., ADR (Professional Services)(a)	70
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	822
75,400	Air China Ltd. (Airlines)(a)	108
700,000	Air China Ltd. (Airlines)(a)	487
28,440	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	3,094
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(a)	182
419,700	Aluminum Corp. of China Ltd., Class A (Metals & Mining)(a)	381
58,580	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	444
5,814	Autohome, Inc., ADR (Interactive Media & Services)	177
30,734	Baidu, Inc., ADR (Interactive Media & Services)(a)	4,066
6,902,100	Bank of China Ltd., H Shares (Banks)	2,754
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	1,002
4,000	BeiGene Ltd., ADR (Biotechnology)(a)	754
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	385
172,760	Beijing Shiji Information Technology Co. Ltd. (Software)	542
27,600	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	107
9,449	Bilibili, Inc., ADR (Entertainment)^(a)	242
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)(a)	114
102,453	BYD Co. Ltd. (Automobiles)	3,666
32,000	BYD Co. Ltd., H Shares (Automobiles)(b)	890
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	229
4,000	CanSino Biologics, Inc., Class - H (Pharmaceuticals)(a)	64
9,036	CanSino Biologics, Inc., Class A (Pharmaceuticals)(a)	331
60,100	Chengxin Lithium Group Co. Ltd., Class - A (Paper & Forest Products)(a)	476
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	74
134,900	China Communications Services Corp. Ltd., H Shares (Construction & Engineering)	61
545,000	China Conch Environment Protection Holdings Ltd. (Commercial Services & Supplies)(a)	682
545,000	China Conch Venture Holdings Ltd. (Machinery)	1,589
10,570,350	China Construction Bank Corp., H Shares (Banks)	7,917
124,800	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(a)	215
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	619

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
38,000	China Evergrande Group (Real Estate Management & Development)	$8
110,000	China Feihe Ltd. (Food Products)	108
227,000	China Galaxy Securities Co. Ltd., Class A (Capital Markets)	354
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	97
50,800	China International Capital Corp. Ltd. (Capital Markets)	112
53,600	China International Capital Corp. Ltd., Class A (Capital Markets)	350
20,800	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	535
1,115,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,699
108,200	China Literature Ltd. (Media)(a)(b)	443
217,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	488
77,800	China Merchants Bank Co. Ltd. (Banks)	571
521,000	China Merchants Bank Co. Ltd., H Shares (Banks)	4,056
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	147
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	125
80,850	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	489
584,800	China Petroleum & Chemical Corp., Class A (Oil, Gas & Consumable Fuels)	396
1,643,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	817
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	620
941,761	China Resources Land Ltd. (Real Estate Management & Development)	4,361
902,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,679
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,220
846,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	489
5,316,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)	595
38,000	China Transinfo Technology Co. Ltd. (IT Services)	64
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	686
12,400	Chongqing Brewery Co. Ltd. (Beverages)(a)	208
37,100	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	807
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	112
33,465	CITIC Securities Co. Ltd. (Capital Markets)	110
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	111
12,800	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	1,024
482,430	COSCO Shipping Holdings Co. Ltd. (Marine)(a)	1,165
786,000	Country Garden Holdings Co. (Real Estate Management & Development)(b)	602

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
130,678	Country Garden Services Holdings Co. Ltd., Series S (Real Estate Management & Development)	$551
118,100	CSC Financial Co. Ltd. (Capital Markets)	431
121,600	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	356
4,307	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	178
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	156
140,688	East Money Information Co. Ltd. (Capital Markets)	557
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,751
55,623	Eve Energy Co. Ltd. (Electrical Equipment)	697
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)	113
450,300	Focus Media Information Technology Co. Ltd. (Media)	431
86,637	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,190
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	109
25,400	Fujian Sunner Development Co. Ltd. (Food Products)(a)	79
21,710	GDS Holdings Ltd., ADR (IT Services)(a)	852
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	345
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	120
112,200	GF Securities Co. Ltd., Class A (Capital Markets)	309
1,600	Ginlong Technologies Co. Ltd., Class - A (Electrical Equipment)	52
276,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	434
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	493
46,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	89
211,800	Haier Smart Home Co. Ltd., Class - H (Household Durables)	677
86,800	Haier Smart Home Co. Ltd., Class A (Household Durables)	314
45,900	Haitong Securities Co. Ltd. (Capital Markets)	74
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	67
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	70
12,323	Hello Group, Inc., ADR (Interactive Media & Services)	71
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	147
276,000	HengTen Networks Group, Ltd. (Internet & Direct Marketing Retail)^(a)	74
25,900	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	389
137,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	572
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	132
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)	90
143,300	Huatai Securities Co. Ltd., Class A (Capital Markets)	334

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
7,072	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)	$233
153,200	Iflytek Co. Ltd. (Software)	1,117
7,221,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,427
222,200	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)(a)	78
79,000	Innovent Biologics, Inc. (Biotechnology)(a)(b)	266
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	99
11,550	Intco Medical Technology Co., Ltd., Class - A (Health Care Equipment & Supplies)	84
14,242	iQiyi, Inc., ADR (Entertainment)(a)	65
182,659	JD.com, Inc., Class - A (Internet & Direct Marketing Retail)(a)	5,190
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,232
131,931	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	763
176,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	214
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	76
2,600	Joinn Laboratories China Co. Ltd., Class - A (Life Sciences Tools & Services)	47
1,500	JOYY, Inc., ADR (Interactive Media & Services)	55
14,100	Juewei Food Co. Ltd. (Food Products)	93
28,762	KE Holdings, Inc., ADR (Real Estate Management & Development)(a)	356
122,500	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	591
421,000	Kingdee International Software Group Co. Ltd. (Software)(a)	922
17,900	Kuaishou Technology (Media)(a)	164
5,900	Kweichow Moutai Co. Ltd. (Beverages)	1,590
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	72
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	85
35,612	LI Auto, Inc., ADR (Automobiles)(a)	919
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,365
131,819	Luxshare Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	654
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	202
336,700	Meituan Dianping (Internet & Direct Marketing Retail)(a)	6,379
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	131
7,280	Muyuan Foodstuff Co. Ltd. (Food Products)	65
214,500	NetEase, Inc. (Entertainment)	3,870
171,200	New China Life Insurance Co. Ltd., H Shares (Insurance)(b)	475
65,100	New China Life Insurance Co., Ltd., Class A (Insurance)	361
106,357	NIO, Inc., ADR (Automobiles)(a)	2,239

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,300	Noah Holdings Ltd., ADR (Capital Markets)(a)	$125
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	86
23,520	Ovctek China, Inc. (Health Care Equipment & Supplies)	135
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	224
456,300	PetroChina Co. Ltd., Class A (Oil, Gas & Consumable Fuels)	395
904,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	459
9,300	PharmaBlock Sciences Nanjing, Inc., Class - A (Pharmaceuticals)	141
18,000	Pharmaron Beijing Co. Ltd., Class - H (Life Sciences Tools & Services)	216
38,973	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	1,563
1,272,517	Ping An Insurance Group Company of China Ltd. (Insurance)	8,896
345,600	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	775
81,320	SDIC Capital Co. Ltd. (Capital Markets)	90
142,000	Seazen Group Ltd. (Real Estate Management & Development)	76
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	451
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)	86
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,769
2,100	Shanghai Putailai New Energy Technology Co. Ltd., Class - A (Chemicals)	46
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	94
82,200	Shanxi Meijin Energy Co. Ltd. (Metals & Mining)(a)	165
10,300	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class - A (Beverages)	412
36,200	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	529
222,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)^	126
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	71
18,700	Sichuan New Energy Power Co. Ltd. (Trading Companies & Distributors)(a)	57
8,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	938
54,000	Sinotruk Hong Kong Ltd. (Machinery)	82
169,000	Smoore International Holdings Ltd. (Tobacco)	396
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	484
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)^	91
170,427	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	2,707
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	90

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,300	Suzhou Maxwell Technologies Co. Ltd., Class - A (Electrical Equipment)	$436
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	137
611,286	Tencent Holdings Ltd. (Interactive Media & Services)(b)	28,177
31,445	Tencent Music Entertainment Group, ADR (Entertainment)(a)	153
131,880	Toly Bread Co. Ltd. (Food Products)	417
20,300	Topsec Technologies Group, Inc., Class - A (Software)	36
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	88
27,444	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	635
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	95
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	307
81,675	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	703
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	208
50,500	Weichai Power Co. Ltd. (Machinery)	106
54,000	Weichai Power Co. Ltd. (Machinery)	85
44,260	Wens Foodstuffs Group Co. Ltd. (Food Products)	153
73,780	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	198
16,700	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	405
30,360	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	63
30,340	WuXi AppTec Co. Ltd., Class - H (Life Sciences Tools & Services)	474
242,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	1,922
1,159,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	2,025
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	106
468,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	815
28,268	Xpeng, Inc., ADR (Automobiles)(a)	780
366,000	Yadea Group Holdings Ltd. (Automobiles)	561
43,550	Yealink Network Technology Corp. Ltd. (Communications Equipment)	532
61,000	Yihai International Holdings (Food Products)	173
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	112
124,076	Yonyou Network Technology Co. Ltd. (Software)	446
2,900	Youngy Co. Ltd., Class - A (Metals & Mining)(a)	52
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	75
10,800	Yunnan Energy New Material Co. Ltd., Class - A (Containers & Packaging)	373
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	217
23,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,188
51,400	Zhejiang Century Huatong Group Co. Ltd., Class - A (Entertainment)(a)	51
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	95

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	$919
2,982	Zhejiang HangKe Technology, Inc. Co., Class - A (Electrical Equipment)	27
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	83
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	65
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	64
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	125
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)^(a)	98
15,300	Zhongji Innolight Co. Ltd. (Communications Equipment)	76
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	447
770,300	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	1,365
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	331
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	76
325,100	Zoomlion Heavy Industry Science And Technology Co. Ltd, Class A (Machinery)	339
169,800	ZTE Corp. (Communications Equipment)	636
183,800	ZTE Corp., H Shares (Communications Equipment)	372
27,491	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	687
		176,382

	Colombia — 0.22%
1,914,419	Ecopetrol SA (Oil, Gas & Consumable Fuels)	1,798

	Cyprus — 0.00%
7,712	TCS Group Holding PLC, GDR (Banks)(a)(d)	—

	Czech Republic — 0.10%
190,434	Moneta Money Bank A/S (Banks)(b)	774

	Egypt — 0.06%
195,461	Commercial International Bank Egypt SAE (Banks)(a)	494

	Greece — 0.27%
51,559	Alpha Services and Holdings SA (Banks)(a)(b)	63
116,923	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	2,114
		2,177

	Hong Kong — 0.91%
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	272
327,000	China Education Group Holdings Ltd. (Diversified Consumer Services)	281
712,182	China Everbright International Ltd. (Commercial Services & Supplies)	427
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	456
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,288

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
36,000	China Resources Beer Holdings Co. Ltd. (Beverages)	$219
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	149
79,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	96
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	330
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,048
67,000	Fosun International Ltd. (Industrial Conglomerates)	72
170,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)^	60
179,000	Hengan International Group Co. Ltd. (Personal Products)	826
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(a)	477
332,000	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	541
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	48
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	134
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	456
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	207
		7,387

	Hungary — 0.37%
62,779	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	552
36,300	OTP Bank Nyrt PLC (Banks)(a)	1,319
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,155
		3,026

	India — 10.95%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	1,362
203,324	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	2,064
37,899	Adani Total Gas Ltd. (Gas Utilities)	1,075
33,041	Adani Transmission Ltd. (Electric Utilities)(a)	1,026
319,100	Ambuja Cements Ltd. (Construction Materials)	1,254
8,752	Apollo Hospitals Enterprise (Health Care Providers & Services)(b)	519
11,498	Asian Paints Ltd. (Chemicals)	465
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	304
56,857	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	2,990
348,104	Axis Bank Ltd. (Banks)(a)(b)	3,466
17,379	Bajaj Auto Ltd. (Automobiles)	835
37,286	Bajaj Finance Ltd. (Consumer Finance)(b)	3,541
7,701	Bajaj Finserv Ltd. (Insurance)	1,719
216,368	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	1,022
12,160	Biocon Ltd. (Biotechnology)(a)	54
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(d)	—

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
722,710	Coal India Ltd. (Oil, Gas & Consumable Fuels)	$1,739
73,059	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	4,072
12,020	Eicher Motors Ltd. (Automobiles)(b)	388
329,358	GAIL India Ltd. (Gas Utilities)	674
161,026	HCL Technologies Ltd. (IT Services)	2,461
46,133	Hindustan Unilever Ltd. (Household Products)(b)	1,241
209,234	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(b)	6,543
665,177	ICICI Bank Ltd. (Banks)(b)	6,345
277,936	Infosys Ltd. (IT Services)	6,961
17,988	InterGlobe Aviation Ltd. (Airlines)(a)(b)	475
611,134	ITC Ltd. (Tobacco)(b)	2,011
19,610	Kotak Mahindra Bank Ltd. (Banks)(b)	450
543,033	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	963
231,740	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	498
31,703	Pidilite Industries Ltd. (Chemicals)	1,024
271,566	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	9,394
30,301	SBI Life Insurance Co. Ltd. (Insurance)	446
5,875	Shree Cement Ltd. (Construction Materials)(b)	1,853
305,548	State Bank of India (Banks)(b)	1,974
81,597	Tata Consultancy Services Ltd. (IT Services)(b)	4,010
111,086	Tata Motors Ltd. (Automobiles)(a)	628
186,711	Tata Steel Ltd. (Metals & Mining)	3,194
32,627	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,087
4,235	Trent Ltd. (Multiline Retail)	71
22,694	Ultra Tech Cement Ltd. (Construction Materials)	1,967
222,144	United Spirits Ltd. (Beverages)(a)	2,590
225,053	Vedanta Ltd. (Metals & Mining)	1,189
363,041	Wipro Ltd. (IT Services)(b)	2,822
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	174
		88,940

	Indonesia — 1.80%
360,200	Aneka Tambang Tbk (Metals & Mining)	61
345,000	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	189
2,110,400	PT Astra International Tbk (Automobiles)	966
7,534,785	PT Bank Central Asia Tbk (Banks)	4,186
5,393,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,742
830,300	PT Barito Pacific Tbk (Chemicals)	52
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	738
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	326
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	867
20,553,735	PT Kalbe Farma Tbk (Pharmaceuticals)	2,304
237,400	PT Merdeka Copper Gold Tbk (Metals & Mining)(a)(b)	75
621,400	PT Semen Gresik (Persero) Tbk (Construction Materials)	287
7,476,650	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	2,379

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	$446
		14,618

	Kuwait — 0.29%
346,226	Boubyan Bank KSCP (Banks)(a)	1,071
356,620	Kuwait Finance House KSCP (Banks)	1,256
		2,327

	Malaysia — 1.86%
241,900	AMMB Holdings Berhad (Banks)(a)	213
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	968
60,200	DiGi.Com Berhad (Wireless Telecommunication Services)	56
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	325
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,608
1,283,100	IOI Corp. Berhad (Food Products)	1,255
375,396	Malayan Banking Berhad (Banks)	798
1,764,700	Malaysia Airports Holdings Berhad (Transportation Infrastructure)(a)	2,919
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	543
15,300	Petronas Gas Berhad (Gas Utilities)	61
1,200,200	Press Metal Aluminum Holdings (Metals & Mining)(b)	1,771
1,142,400	Public Bank Berhad (Banks)	1,268
1,262,600	Ql Resources Berhad (Food Products)	1,508
558,900	Sime Darby Berhad (Industrial Conglomerates)	318
1,028,100	Sime Darby Plantation Berhad (Food Products)	1,213
685,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	313
		15,137

	Mexico — 2.32%
3,159,500	America Movil SAB de CV (Wireless Telecommunication Services)	3,355
1,788,800	CEMEX SAB de CV (Construction Materials)(a)	962
138,800	Coca-Cola Femsa SAB de CV (Beverages)	764
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	183
47,504	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	3,937
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,276
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	1,098
195,000	Grupo Financiero Banorte SAB de CV (Banks)	1,466
544,645	Grupo Mexico SAB de CV, Series B (Metals & Mining)	3,259
255,700	Grupo Televisa SAB de CV (Media)	601
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	811
439,825	Orbia Advance Corp SAB de CV (Chemicals)	1,161
		18,873

	Peru — 0.49%
183,303	Compania de Minas Buenaventura SA, ADR (Metals & Mining)(a)	1,846
12,634	Credicorp Ltd. (Banks)	2,171
		4,017

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines — 0.89%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	$1,359
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,976
17,765	PLDT, Inc. (Wireless Telecommunication Services)	635
187,693	SM Investments Corp. (Industrial Conglomerates)	3,298
		7,268

	Poland — 0.46%
97,123	Bank Pekao SA (Banks)(b)	2,601
3,287	CD Projekt SA (Entertainment)	135
3,670	KGHM Polska Miedz SA (Metals & Mining)	149
91,344	Powszechny Zaklad Ubezpieczen SA (Insurance)(b)	732
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)(a)	160
		3,777

	Qatar — 0.25%
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	100
153,868	Qatar National Bank (Banks)	973
459,841	The Commercial Bank of Qatar QSC (Banks)	943
		2,016

	Russia — 0.00%
877,850	Gazprom PJSC (Oil, Gas & Consumable Fuels)(d)	—
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)(d)	—
27,710	LUKOIL (Oil, Gas & Consumable Fuels)(d)	—
5,276	LUKOIL PJSC (Oil, Gas & Consumable Fuels)(d)	—
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)(d)	—
8,073	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)(d)	—
2,132	Novatek PJSC, GDR (Oil, Gas & Consumable Fuels)	—
38,369	Polymetal International PLC (Metals & Mining)(d)	—
3,734	Polyus PJSC (Metals & Mining)(d)	—
89,489	Sberbank of Russia PJSC, ADR (Banks)(d)	—
113,164	Severstal, Registered Shares, GDR (Metals & Mining)(d)	—
125,880	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)(d)	—
766,486	The Moscow Exchange (Capital Markets)(d)	—
814,600,000	VTB Bank PJSC (Banks)(d)	—
31,318	Yandex NV, Class A (Interactive Media & Services)(a)(d)	—
		—

	Saudi Arabia — 3.18%
117,942	Al Rajhi Bank (Banks)	5,035
4,497	Almarai Co. JSC (Food Products)	61
77,181	Banque Saudi Fransi (Banks)	1,100
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	809
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,109

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Saudi Arabia (continued)
1,354	Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	$68
224,771	Emaar Economic City (Real Estate Management & Development)(a)	696
17,324	Mobile Telecommunications Co. (Wireless Telecommunication Services)(a)	61
105,859	National Commercial Bank (Banks)	1,992
172,781	Riyad Bank (Banks)	1,724
46,591	Sahara International Petrochemical Co. (Chemicals)	662
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	2,886
98,341	Saudi Arabian Mining Co. (Metals & Mining)(a)	3,493
62,760	Saudi Basic Industries Corp. (Chemicals)	2,181
72,167	Saudi Industrial Investment Group (Chemicals)	670
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	762
48,506	Saudi Telecom Co. (Diversified Telecommunication Services)(b)	1,388
71,146	The Saudi British Bank (Banks)(b)	752
37,378	The Savola Group (Food Products)	362
		25,811

	South Africa — 3.78%
8,100	Absa Group Ltd. (Banks)	105
7,411	Anglo American Platinum Ltd. (Metals & Mining)	1,018
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	1,403
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	151
61,875	Bid Corp. Ltd. (Food & Staples Retailing)	1,347
31,869	Bidvest Group Ltd. (Industrial Conglomerates)	488
6,145	Capitec Bank Holdings Ltd. (Banks)	979
225,187	Discovery Ltd. (Insurance)(a)(b)	2,807
81,417	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)(b)	1,232
583,993	FirstRand Ltd. (Diversified Financial Services)^	3,084
57,103	Gold Fields Ltd. (Metals & Mining)(b)	885
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	403
48,655	Impala Platinum Holdings Ltd. (Metals & Mining)^	749
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	157
32,304	Mr. Price Group Ltd. (Specialty Retail)	477
270,984	MTN Group Ltd. (Wireless Telecommunication Services)	3,508
79,012	MultiChoice Group Ltd. (Media)	713
40,727	Naspers Ltd. (Media)	4,601
6,453	Nedbank Group Ltd. (Banks)(b)	103
144,156	Old Mutual Ltd. (Insurance)	136
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	154
15,002	Remgro Ltd. (Diversified Financial Services)	154
34,236	Sanlam Ltd. (Insurance)(b)	169
54,300	Sasol Ltd. (Chemicals)(a)	1,313
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	159
455,387	Sibanye Stillwater Ltd. (Metals & Mining)^	1,832
198,044	Standard Bank Group Ltd. (Banks)	2,462
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	90
		30,679

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea — 9.96%
4,208	AmorePacific Corp. (Personal Products)	$552
7,301	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(b)	389
12,580	Celltrion, Inc. (Biotechnology)(b)	1,771
2,884	CJ Cheiljedang Corp. (Food Products)	874
10,846	Dongbu Insurance Co. Ltd. (Insurance)(b)	625
10,961	E-Mart Co. Ltd. (Food & Staples Retailing)	1,266
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	72
25,499	Hana Financial Group, Inc. (Banks)	1,014
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	81
25,998	Hanon Systems (Auto Components)	252
6,496	HLB, Inc. (Leisure Products)(a)	163
16,423	HMM Co. Ltd. (Marine)	391
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	379
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	912
8,869	Hyundai Mobis Co. Ltd. (Auto Components)	1,563
12,780	Hyundai Motor Co. Ltd. (Automobiles)	1,886
11,325	Industrial Bank of Korea (Banks)	101
17,719	Kakao Corp. (Interactive Media & Services)	1,540
16,639	KakaoBank Corp. (Banks)(a)	703
61,371	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)(a)	1,400
37,692	KB Financial Group, Inc. (Banks)(b)	1,889
34,438	Kia Motors Corp. (Automobiles)	2,086
77,662	Korea Electric Power Corp. (Electric Utilities)	1,447
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	682
5,017	Krafton, Inc. (Entertainment)(a)	1,130
35,580	KT&G Corp. (Tobacco)(b)	2,367
7,095	Kumho Petro Chemical Co. Ltd. (Chemicals)	899
4,203	LG Chem Ltd. (Chemicals)	1,837
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	604
500	LG Energy Solution (Electrical Equipment)(a)	182
963	LG Household & Health Care Ltd. (Personal Products)	402
1,179	LG Household & Health Care Ltd. (Personal Products)	832
2,237	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	706
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	456
11,210	Naver Corp. (Interactive Media & Services)	3,116
138,644	Pan Ocean Co. Ltd. (Marine)	794
7,647	Pearl Abyss Corp. (Entertainment)(a)	622
9,435	POSCO Chemical Co. Ltd. (Construction Materials)	928
8,136	POSCO Holdings, Inc. (Metals & Mining)	1,952
2,836	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)	1,927
9,149	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,232
396,834	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	22,711
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	1,173

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
7,638	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	$1,376
4,007	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,950
2,942	Seegene, Inc. (Biotechnology)	123
60,008	Shinhan Financial Group Co. Ltd. (Banks)	2,039
728	SK Chemicals Co., Ltd. (Chemicals)	81
45,837	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	4,410
433	SK IE Technology Co. Ltd. (Chemicals)(a)(b)	45
8,811	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,546
15,950	SK Square Co. Ltd. (Semiconductors & Semiconductor Equipment)(a)	742
11,214	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	524
7,649	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	196
22,426	Woongjin Coway Co. Ltd. (Household Durables)	1,264
57,981	Woori Financial Group, Inc. (Banks)	727
		80,931

	Taiwan — 13.02%
55,904	Airtac International Group (Machinery)	1,798
495,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,767
745,971	Asia Cement Corp. (Construction Materials)	1,260
116,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,505
110,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	552
1,077,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,326
4,428,000	China Development Financial Holding Corp. (Banks)	2,940
280,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,240
1,865,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,738
63,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,043
12,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	763
235,000	Evergreen Marine Corp. Ltd. (Marine)	1,093
649,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,663
712,707	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	1,893
55,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,280
99,004	Hiwin Technologies Corp. (Machinery)	822
946,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,474
1,090,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	631
1,142,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	979
15,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	981

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
720,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	$1,703
106,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,329
2,707,477	Mega Financial Holding Co. Ltd. (Banks)	4,044
28,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	503
230,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	549
78,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,147
70,000	Oneness Biotech Co., Ltd. (Pharmaceuticals)(a)	522
680,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,713
495,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	543
425,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,302
575,488	Ruentex Development Co. Ltd. (Real Estate Management & Development)	1,578
825,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	2,156
1,144,721	Taiwan Cement Corp. (Construction Materials)	1,986
276,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	1,010
2,169,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	44,505
438,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	764
67,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	571
801,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,471
81,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	746
661,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	708
714,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,392
55,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	821
241,000	Yang Ming Marine Transport Corp. (Marine)(a)	1,033
3,179,480	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,913
		105,757

	Thailand — 1.84%
264,700	Advanced Info Service Public Co. Ltd., Class - F (Wireless Telecommunication Services)	1,850
379,300	Airports of Thailand PCL (Transportation Infrastructure)(a)	752
691,100	Berli Jucker PCL (Food & Staples Retailing)	747
728,100	BTS Group Holdings PCL (Road & Rail)	201
171,633	Central Retail Corp.-Local (Multiline Retail)	204

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	$527
174,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,614
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	2,021
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	2,176
89,800	Indorama Ventures PCL - NVDR (Chemicals)	125
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	712
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	684
93,800	Muangthai Capital PCL (Consumer Finance)	148
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	652
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,175
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	152
361,600	The Siam Commercial Bank PCL (Banks)	1,233
		14,973

	Turkey — 0.28%
435,775	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	718
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	227
266,822	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	586
—	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)(a)	—
482,245	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	741
		2,272

	United Arab Emirates — 0.72%
421,761	Abu Dhabi Commercial Bank PJSC (Banks)	1,202
775,182	Dubai Islamic Bank PJSC (Banks)	1,298
517,485	First Abu Dhabi Bank PJSC (Banks)	3,326
		5,826

	United States — 0.75%
26,800	Southern Copper Corp. (Metals & Mining)	2,034

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
97,162	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	$4,036
		6,070
	Total Common Stocks	679,418

	Preferred Stocks — 1.36%
	Brazil — 0.70%
614,262	Banco Bradesco SA — Preferred (Banks)(b)	2,868
342,225	Cia Energetica de Minas Gerais — Preferred (Electric Utilities)	1,093
24,400	Gerdau SA — Preferred (Metals & Mining)	158
227,800	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	1,601
		5,720

	Chile — 0.09%
8,573	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	741

	South Korea — 0.57%
6,687	Hyundai Motor Co. Ltd. — Preferred (Automobiles)	473
11,127	Hyundai Motor Co. Ltd. 2nd — Preferred (Automobiles)	791
1,665	LG Chem Ltd. — Preferred (Chemicals)	374
57,211	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	2,964
		4,602
	Total Preferred Stocks	11,063

	Investment Companies — 6.13%
4,953,645	Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.13%^^(e)	4,954
44,846,606	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.20%(e)	44,846
	Total Investment Companies	49,800

	Purchased Options on Futures — 0.03%
	Total Purchased Options on Futures	212

	Total Investments (cost $641,295) — 91.15%	740,493
	Other assets in excess of liabilities — 8.85%	71,905

	Net Assets - 100.00%	$812,398

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.05% of the Portfolio's net assets.
(d)	Security was valued using significant unobservable inputs as of March 31, 2022.
(e)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	XY Investments (HK) Limited	Total
Common Stocks	83.63%	-	-	83.63%
Preferred Stocks	1.36%	-	-	1.36%
Investment Companies	1.45%	4.68%	-	6.13%
Purchased Options on Futures	-	0.03%	-	0.03%
Other Assets (Liabilities)	-0.52%	1.39%	7.98%	8.85%
Total Net Assets	85.92%	6.10%	7.98%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	848	6/17/22	$47,721	$2,205
			$47,721	$2,205
	Total Unrealized Appreciation			$2,205
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$2,205

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,620	$4,050.00	4/14/22	$(1)
E-Mini S&P 500 Future Option	Put	18	3,734	4,150.00	4/29/22	(16)
E-Mini S&P 500 Future Option	Put	9	1,710	3,800.00	4/29/22	(2)
E-Mini S&P 500 Future Option	Put	8	1,500	3,750.00	4/29/22	(2)
E-Mini S&P 500 Future Option	Put	6	1,257	4,190.00	5/20/22	(14)
E-Mini S&P 500 Future Option	Put	16	3,200	4,000.00	5/20/22	(20)
E-Mini S&P 500 Future Option	Put	9	1,742	3,870.00	5/20/22	(8)
E-Mini S&P 500 Future Option	Put	9	1,688	3,750.00	5/20/22	(5)
E-Mini S&P 500 Future Option	Put	10	2,175	4,350.00	5/31/22	(42)
E-Mini S&P 500 Future Option	Put	16	3,280	4,100.00	5/31/22	(34)
E-Mini S&P 500 Future Option	Put	18	3,195	3,550.00	5/31/22	(9)
E-Mini S&P 500 Future Option	Put	9	1,589	3,530.00	5/31/22	(5)
E-Mini S&P 500 Future Option	Put	9	1,584	3,520.00	5/31/22	(5)
E-Mini S&P 500 Future Option	Put	16	3,368	4,210.00	6/17/22	(63)
E-Mini S&P 500 Future Option	Put	5	1,010	4,040.00	6/17/22	(13)
E-Mini S&P 500 Future Option	Put	8	1,480	3,700.00	6/17/22	(10)
						$(249)

Exchanged-traded options on futures contacts purchased as of March 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,760	$4,400.00	4/14/22	$10
E-Mini S&P 500 Future Option	Put	9	2,003	4,450.00	4/29/22	29
E-Mini S&P 500 Future Option	Put	8	1,740	4,350.00	5/20/22	30
E-Mini S&P 500 Future Option	Put	5	1,150	4,600.00	5/31/22	41
E-Mini S&P 500 Future Option	Put	8	1,760	4,400.00	5/31/22	39
E-Mini S&P 500 Future Option	Put	8	1,810	4,525.00	6/17/22	63
						$212

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Advanced Micro-Fabrication Equipment, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	$149	$(6)	$—	$(6)
Receive	0.98%	AECC Aero-Engine Control Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	(1)	—	(1)
Receive	0.98%	AECC Aviation Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.98%	Aerospace Hi-Tech Holdings Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	120	—	—	—
Receive	0.98%	Agricultural Bank of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	3	—	3
Receive	0.98%	AIMA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Amlogic Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	153	(9)	—	(9)
Receive	0.98%	Anhui Conch Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	117	—	—	—
Receive	0.98%	Anhui Expressway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.98%	Anhui Guangxin Agrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	—	—	—
Receive	0.98%	Anhui Gujing Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.98%	Anhui Huilong Agricultural Means of Production Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.98%	Anhui Jinhe Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	—	—	—
Receive	0.98%	Anhui Kouzi Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	81	(13)	—	(13)
Receive	0.98%	Anhui Transport Consulting & Design Institute Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	—	—	—	—
Receive	0.98%	Anhui Yingjia Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(4)	—	(4)
Receive	0.98%	Anker Innovations Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(6)	—	(6)
Receive	0.98%	Asia - Potash International Investment Guangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	81	(3)	—	(3)
Receive	0.98%	Asymchem Laboratories Tianjin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	106	10	—	10
Receive	0.98%	Avary Holding Shenzhen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	AVIC Electromechanical Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	(3)	—	(3)
Receive	0.98%	AVIC Industry-Finance Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	118	5	—	5
Receive	0.98%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	(1)	—	(1)
Receive	0.98%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	183	7	—	7
Receive	0.98%	Bank of Communications Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	143	8	—	8
Receive	0.98%	Bank of Hangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	166	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$958	$107	$—	$107
Receive	0.98%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	353	21	—	21
Receive	0.98%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	522	(2)	—	(2)
Receive	0.98%	Bank of Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	307	21	—	21
Receive	0.98%	Beijing Easpring Material Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	320	(17)	—	(17)
Receive	0.98%	Beijing GeoEnviron Engineering & Technology, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.98%	Beijing Huafeng Test & Control Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	4	—	4
Receive	0.98%	Beijing Jingyuntong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	—	—	—
Receive	0.98%	Beijing New Building Materials PLC A-shares	Morgan Stanley	2/5/24	At Maturity	32	3	—	3
Receive	0.98%	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	(2)	—	(2)
Receive	0.98%	Beijing Shougang Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	1	—	1
Receive	0.98%	Beijing SuperMap Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(1)	—	(1)
Receive	0.98%	Beijing United Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	(1)	—	(1)
Receive	0.98%	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	481	76	—	76
Receive	0.98%	Beijing Water Business Doctor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	0.98%	Beijing Zhidemai Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	Bethel Automotive Safety Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(2)	—	(2)
Receive	0.98%	Biem.L.Fdlkk Garment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.98%	Bloomage Biotechnology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	63	3	—	3

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	BOE Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$1,189	$(68)	$—	$(68)
Receive	0.98%	Bright Dairy & Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	161	(3)	—	(3)
Receive	0.98%	BYD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	140	(8)	—	(8)
Receive	0.98%	By-health Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	112	(3)	—	(3)
Receive	0.98%	Castech, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	25	—	—	—
Receive	0.98%	CETC Digital Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(3)	—	(3)
Receive	0.98%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	136	4	—	4
Receive	0.98%	Changchun Faway Automobile Components Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	258	(18)	—	(18)
Receive	0.98%	Changchun High & New Technology Industry Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.98%	Chengdu ALD Aviation Manufacturing Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	89	4	—	4
Receive	0.98%	Chengdu Fusen Noble-House Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	239	(12)	—	(12)
Receive	0.98%	Chengdu Galaxy Magnets Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	(4)	—	(4)
Receive	0.98%	Chengdu Kanghua Biological Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(2)	—	(2)
Receive	0.98%	Chengdu Leejun Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.98%	Chengdu Tianjian Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(2)	—	(2)
Receive	0.98%	Chengdu Wintrue Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	2	—	2
Receive	0.98%	Chengdu Xingrong Environment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	0.98%	Chenguang Biotech Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	361	30	—	30
Receive	0.98%	Chengxin Lithium Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(4)	—	(4)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Chifeng Jilong Gold Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$26	$(2)	$—	$(2)
Receive	0.98%	China Building Material Test & Certification Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	—	—	—	—
Receive	0.98%	China Construction Bank Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.98%	China Design Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	245	(2)	—	(2)
Receive	0.98%	China Energy Engineering Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	—	—	—
Receive	0.98%	China Galaxy Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	967	(17)	—	(17)
Receive	0.98%	China International Marine Containers Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	156	1	—	1
Receive	0.98%	China Jushi Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	411	(40)	—	(40)
Receive	0.98%	China Longyuan Power Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.98%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,413	(82)	—	(82)
Receive	0.98%	China Molybdenum Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	180	(6)	—	(6)
Receive	0.98%	China National Nuclear Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	2	—	2
Receive	0.98%	China Northern Rare Earth Group High-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	221	(24)	—	(24)
Receive	0.98%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	1	—	1
Receive	0.98%	China Petroleum & Chemical Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	112	—	—	—
Receive	0.98%	China Railway Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	(1)	—	(1)
Receive	0.98%	China Railway Tielong Container Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(1)	—	(1)
Receive	0.98%	China Resources Microelectronics Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(3)	—	(3)
Receive	0.98%	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	3	—	3
Receive	0.98%	China Shenhua Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	12	—	12

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	China State Construction Engineering Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$89	$10	$—	$10
Receive	0.98%	China Three Gorges Renewables Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(2)	—	(2)
Receive	0.98%	China Tungsten And Hightech Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.98%	China Vanke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(1)	—	(1)
Receive	0.98%	China Yangtze Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	84	—	—	—
Receive	0.98%	China Zhenhua Group Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	270	5	—	5
Receive	0.98%	Chinese Universe Publishing and Media Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	349	(6)	—	(6)
Receive	0.98%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	293	(37)	—	(37)
Receive	0.98%	Chongqing Changan Automobile Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	—	—	—
Receive	0.98%	Chongqing Department Store Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Chongqing Fuling Electric Power Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(3)	—	(3)
Receive	0.98%	Chongqing Fuling Zhacai Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(1)	—	(1)
Receive	0.98%	Chongqing Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	0.98%	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	0.98%	Chongqing Water Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	148	4	—	4
Receive	0.98%	Chongqing Zhifei Biological Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	321	32	—	32
Receive	0.98%	Chow Tai Seng Jewellery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(3)	—	(3)
Receive	0.98%	CIMC Vehicles Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	254	—	—	—
Receive	0.98%	CNGR Advanced Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(3)	—	(3)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	CNOOC Energy Technology & Services Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$81	$(4)	$—	$(4)
Receive	0.98%	COFCO Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	138	(7)	—	(7)
Receive	0.98%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,706	(178)	—	(178)
Receive	0.98%	COSCO SHIPPING Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	1	—	1
Receive	0.98%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	580	(53)	—	(53)
Receive	0.98%	Crystal Clear Electronic Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	CTS International Logistics Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	158	1	—	1
Receive	0.98%	Daan Gene Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	96	3	—	3
Receive	0.98%	Daqin Railway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	5	—	5
Receive	0.98%	Do-Fluoride New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	(4)	—	(4)
Receive	0.98%	Dongfang Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	83	(6)	—	(6)
Receive	0.98%	Dongguan Aohai Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	(1)	—	(1)
Receive	0.98%	Double Medical Technology, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	78	—	—	—
Receive	0.98%	East Money Information Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(4)	—	(4)
Receive	0.98%	Eastern Air Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Eastroc Beverage Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.98%	Ecovacs Robotics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	304	(43)	—	(43)
Receive	0.98%	Electric Connector Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(1)	—	(1)
Receive	0.98%	ENN Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	254	12	—	12
Receive	0.98%	Eoptolink Technology, Inc. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	FAW Jiefang Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$184	$9	$—	$9
Receive	0.98%	FAWER Automotive Parts Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	—	—	—
Receive	0.98%	Fibocom Wireless, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	204	(15)	—	(15)
Receive	0.98%	First Capital Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	—	—	—
Receive	0.98%	Flat Glass Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.98%	Focus Lightings Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(1)	—	(1)
Receive	0.98%	Foran Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	(4)	—	(4)
Receive	0.98%	Foshan Haitian Flavouring & Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	234	—	—	—
Receive	0.98%	Fujian Cement, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	38	4	—	4
Receive	0.98%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	(4)	—	(4)
Receive	0.98%	Gan & Lee Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	—	—	—
Receive	0.98%	Ganfeng Lithium Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	458	(38)	—	(38)
Receive	0.98%	Gansu Shangfeng Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	1	—	1
Receive	0.98%	G-bits Network Technology Xiamen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	90	1	—	1
Receive	0.98%	GCL Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.98%	Gemdale Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	24	1	—	1
Receive	0.98%	Geovis Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	151	(6)	—	(6)
Receive	0.98%	GF Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.98%	Gigadevice Semiconductor Beijing, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	295	(37)	—	(37)
Receive	0.98%	GoerTek, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	100	(18)	—	(18)
Receive	0.98%	Goke Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	107	(26)	—	(26)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	GRG Banking Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$12	$—	$—	$—
Receive	0.98%	Grinm Advanced Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	3	—	3
Receive	0.98%	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Guangdong Dongfang Precision Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	314	4	—	4
Receive	0.98%	Guangdong Dowstone Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(2)	—	(2)
Receive	0.98%	Guangdong Guanghua Sci-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Guangdong Haid Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.98%	Guangdong HEC Technology Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(1)	—	(1)
Receive	0.98%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	47	—	—	—
Receive	0.98%	Guangdong Kinlong Hardware Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	1	—	1
Receive	0.98%	Guangdong Sirio Pharma Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Guangdong South New Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	63	—	—	—
Receive	0.98%	Guangdong Tapai Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	3	—	3
Receive	0.98%	Guangdong Zhongsheng Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.98%	Guanghui Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	321	44	—	44
Receive	0.98%	Guangxi Liugong Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(1)	—	(1)
Receive	0.98%	Guangzhou Automobile Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(3)	—	(3)
Receive	0.98%	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	150	4	—	4
Receive	0.98%	Guangzhou Great Power Energy & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	1	—	1
Receive	0.98%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	276	(25)	—	(25)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Guangzhou Restaurant Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$548	$(51)	$—	$(51)
Receive	0.98%	Guangzhou Shiyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(3)	—	(3)
Receive	0.98%	Guangzhou Tinci Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	343	(24)	—	(24)
Receive	0.98%	Guizhou Panjiang Refined Coal Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Guolian Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Guotai Junan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	242	3	—	3
Receive	0.98%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	736	17	—	17
Receive	0.98%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	1	—	1
Receive	0.98%	Haitong Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	289	(25)	—	(25)
Receive	0.98%	Hangzhou Binjiang Real Estate Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	0.98%	Hangzhou Chang Chuan Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	Hangzhou Dptech Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	324	(66)	—	(66)
Receive	0.98%	Hangzhou First Applied Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	0.98%	Hangzhou Lion Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	(4)	—	(4)
Receive	0.98%	Hangzhou Robam Appliances Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	1	—	1
Receive	0.98%	Hangzhou Silan Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	(17)	—	(17)
Receive	0.98%	Hangzhou Tigermed Consulting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	211	22	—	22
Receive	0.98%	Han's Laser Technology Industry Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	275	(33)	—	(33)
Receive	0.98%	Haohua Chemical Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	1	—	1
Receive	0.98%	Harbin Boshi Automation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	HBIS Resources Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$7	$—	$—	$—
Receive	0.98%	Hebei Chengde Lulu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	(24)	—	(24)
Receive	0.98%	Henan Lingrui Pharmaceutical Co. A-shares	Morgan Stanley	2/5/24	At Maturity	202	—	—	—
Receive	0.98%	Henan Shenhuo Coal & Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	191	20	—	20
Receive	0.98%	Henan Thinker Automatic Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	357	(34)	—	(34)
Receive	0.98%	Hengli Petrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(3)	—	(3)
Receive	0.98%	Hengtong Optic-electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	69	(6)	—	(6)
Receive	0.98%	Hisense Home Appliances Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	(3)	—	(3)
Receive	0.98%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	(4)	—	(4)
Receive	0.98%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	(23)	—	(23)
Receive	0.98%	Hongli Zhihui Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(1)	—	(1)
Receive	0.98%	Hoshine Silicon Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	109	(8)	—	(8)
Receive	0.98%	Huafon Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	655	(47)	—	(47)
Receive	0.98%	Huafu Fashion Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	(1)	—	(1)
Receive	0.98%	Huagong Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	65	(11)	—	(11)
Receive	0.98%	Hualan Biological Engineering, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	52	(5)	—	(5)
Receive	0.98%	Huali Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.98%	Huaneng Lancang River Hydropower, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(1)	—	(1)
Receive	0.98%	Huaneng Power International, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	47	(1)	—	(1)
Receive	0.98%	Huaxi Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Huaxin Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$73	$—	$—	$—
Receive	0.98%	Huayu Automotive Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	(3)	—	(3)
Receive	0.98%	Hubei Biocause Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	326	(7)	—	(7)
Receive	0.98%	Hubei Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.98%	Hubei Feilihua Quartz Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Hubei Xingfa Chemicals Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	318	(10)	—	(10)
Receive	0.98%	Huizhou Desay Sv Automotive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	—	—	—
Receive	0.98%	Hunan Aihua Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.98%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	114	5	—	5
Receive	0.98%	Hunan Zhongke Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(3)	—	(3)
Receive	0.98%	Huolinhe Opencut Coal Industry Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	5	—	5
Receive	0.98%	IAT Automobile Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	—	—	—
Receive	0.98%	IKD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	110	2	—	2
Receive	0.98%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	4	—	4
Receive	0.98%	InfoVision Optoelectronics Kunshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	132	1	—	1
Receive	0.98%	Inner Mongolia ERDOS Resources Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	224	21	—	21
Receive	0.98%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	600	(54)	—	(54)
Receive	0.98%	Inner Mongolia Yuan Xing Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	3	—	3

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Inspur Electronic Information Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$7	$(1)	$—	$(1)
Receive	0.98%	Jade Bird Fire Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Jafron Biomedical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	—	—	—
Receive	0.98%	Jason Furniture Hangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	143	(2)	—	(2)
Receive	0.98%	JCET Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	411	(22)	—	(22)
Receive	0.98%	Jiangling Motors Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	4	—	4
Receive	0.98%	Jiangsu Boqian New Materials Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	69	(4)	—	(4)
Receive	0.98%	Jiangsu Changshu Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	102	2	—	2
Receive	0.98%	Jiangsu Eastern Shenghong Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	—	—	—
Receive	0.98%	Jiangsu GoodWe Power Supply Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(3)	—	(3)
Receive	0.98%	Jiangsu Huachang Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	194	—	—	—
Receive	0.98%	Jiangsu Huahong Technology Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.98%	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	472	32	—	32
Receive	0.98%	Jiangsu King's Luck Brewery JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.98%	Jiangsu Nhwa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	179	2	—	2
Receive	0.98%	Jiangsu Provincial Agricultural Reclamation and Development Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	28	2	—	2
Receive	0.98%	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	(7)	—	(7)
Receive	0.98%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(5)	—	(5)
Receive	0.98%	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	596	11	—	11

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Jiangxi Copper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$29	$(1)	$—	$(1)
Receive	0.98%	Jiangxi Wannianqing Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	88	5	—	5
Receive	0.98%	Jiangyin Hengrun Heavy Industries Co. ltd A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.98%	Jiangzhong Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	3	—	3
Receive	0.98%	Jilin Aodong Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	2	—	2
Receive	0.98%	Jinke Properties Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	2	—	2
Receive	0.98%	Jinlei Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(2)	—	(2)
Receive	0.98%	JiuGui Liquor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	88	(11)	—	(11)
Receive	0.98%	JL Mag Rare-Earth Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	75	(4)	—	(4)
Receive	0.98%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	285	5	—	5
Receive	0.98%	Joinn Laboratories China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	8	—	8
Receive	0.98%	Juewei Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	581	(88)	—	(88)
Receive	0.98%	KBC Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	286	(11)	—	(11)
Receive	0.98%	Keda Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.98%	Keeson Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	45	(1)	—	(1)
Receive	0.98%	Kingnet Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	122	—	—	—
Receive	0.98%	KPC Pharmaceuticals, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2,239	(213)	—	(213)
Receive	0.98%	Lakala Payment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.98%	LB Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(7)	—	(7)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Lier Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$75	$(1)	$—	$(1)
Receive	0.98%	Ligao Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Liuzhou Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Lizhong Sitong Light Alloys Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	394	(2)	—	(2)
Receive	0.98%	Longshine Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	89	(1)	—	(1)
Receive	0.98%	Luoyang Xinqianglian Slewing Bearing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(11)	—	(11)
Receive	0.98%	Lushang Health Industry Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	1	—	1
Receive	0.98%	Luxi Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	(12)	—	(12)
Receive	0.98%	Luyang Energy-Saving Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	2	—	2
Receive	0.98%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	314	(47)	—	(47)
Receive	0.98%	Marssenger Kitchenware Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	184	(12)	—	(12)
Receive	0.98%	Mayinglong Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	1	—	1
Receive	0.98%	Mianyang Fulin Precision Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	Midea Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	700	(18)	—	(18)
Receive	0.98%	Milkyway Chemical Supply Chain Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(1)	—	(1)
Receive	0.98%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	283	(39)	—	(39)
Receive	0.98%	Montage Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(2)	—	(2)
Receive	0.98%	Moon Environment Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Nanjing Chervon Auto Precision Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$8	$(1)	$—	$(1)
Receive	0.98%	Nanjing Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.98%	Nanjing Yunhai Special Metals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	98	(8)	—	(8)
Receive	0.98%	Nantong Jianghai Capacitor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	NARI Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	195	(12)	—	(12)
Receive	0.98%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	201	(5)	—	(5)
Receive	0.98%	NavInfo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	115	(16)	—	(16)
Receive	0.98%	New China Life Insurance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	220	2	—	2
Receive	0.98%	Ningbo Deye Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	(3)	—	(3)
Receive	0.98%	Ningbo Haitian Precision Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	120	1	—	1
Receive	0.98%	Ningbo Ronbay New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	170	(9)	—	(9)
Receive	0.98%	Ningbo Shanshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	219	(3)	—	(3)
Receive	0.98%	Ningbo Xusheng Auto Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	(3)	—	(3)
Receive	0.98%	Northking Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.98%	Ocean's King Lighting Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.98%	Oppein Home Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	34	2	—	2
Receive	0.98%	ORG Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	PCI Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	(18)	—	(18)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	PetroChina Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$22	$—	$—	$—
Receive	0.98%	Pharmaron Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	89	5	—	5
Receive	0.98%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	1	—	1
Receive	0.98%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.98%	Pingdingshan Tianan Coal Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	75	5	—	5
Receive	0.98%	PNC Process Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(4)	—	(4)
Receive	0.98%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	7	—	7
Receive	0.98%	Postal Savings Bank of China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	106	1	—	1
Receive	0.98%	Power Construction Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(2)	—	(2)
Receive	0.98%	Qingdao Eastsoft Communication Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	—	—	—
Receive	0.98%	Qingdao Sentury Tire Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Qinghai Salt Lake Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.98%	QuakeSafe Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.98%	Queclink Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	0.98%	Quectel Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	(2)	—	(2)
Receive	0.98%	Raytron Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Richinfo Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	(1)	—	(1)
Receive	0.98%	Riyue Heavy Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	(7)	—	(7)
Receive	0.98%	Rongsheng Petrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	47	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Runjian Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$17	$—	$—	$—
Receive	0.98%	Sailun Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.98%	Sealand Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	125	—	—	—
Receive	0.98%	SF Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(6)	—	(6)
Receive	0.98%	SG Micro Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	455	21	—	21
Receive	0.98%	SGIS Songshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	149	2	—	2
Receive	0.98%	Shaanxi Coal Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	681	117	—	117
Receive	0.98%	Shan Xi Hua Yang Group New Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	68	2	—	2
Receive	0.98%	Shandong Chenming Paper Holdings Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	(1)	—	(1)
Receive	0.98%	Shandong Denghai Seeds Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	1	—	1
Receive	0.98%	Shandong Gold Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	1	—	1
Receive	0.98%	Shandong Head Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.98%	Shandong Hi-Speed Road & Bridge Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	1	—	1
Receive	0.98%	Shandong Hualu Hengsheng Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	143	—	—	—
Receive	0.98%	Shandong Nanshan Aluminum Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	159	1	—	1
Receive	0.98%	Shandong Pharmaceutical Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	164	(13)	—	(13)
Receive	0.98%	Shandong Shida Shenghua Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	(10)	—	(10)
Receive	0.98%	Shanghai AtHub Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Shanghai Bairun Investment Holding Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(1)	—	(1)
Receive	0.98%	Shanghai Baolong Automotive Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	115	(19)	—	(19)
Receive	0.98%	Shanghai Baosight Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	68	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Shanghai Bright Power Semiconductor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$7	$(1)	$—	$(1)
Receive	0.98%	Shanghai Dazhong Public Utilities Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	(14)	—	(14)
Receive	0.98%	Shanghai Friendess Electronic Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	(6)	—	(6)
Receive	0.98%	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	1	—	1
Receive	0.98%	Shanghai Huace Navigation Technology Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.98%	Shanghai Liangxin Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	73	(7)	—	(7)
Receive	0.98%	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.98%	Shanghai Moons' Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	(4)	—	(4)
Receive	0.98%	Shanghai Pudong Construction Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	296	4	—	4
Receive	0.98%	Shanghai Putailai New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	104	2	—	2
Receive	0.98%	Shanghai QiFan Cable Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	0.98%	Shanghai Runda Medical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.98%	Shanghai Tongji Science & Technology Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	167	4	—	4
Receive	0.98%	Shanghai Wanye Enterprises Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	—	—	—
Receive	0.98%	Shanghai Weaver Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(1)	—	(1)
Receive	0.98%	Shanghai Yaoji Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	Shanghai Yongguan Adhesive Products Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	Shanghai Zhonggu Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	228	13	—	13
Receive	0.98%	Shanghai Zijiang Enterprise Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.98%	Shanxi Blue Flame Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	Shengyi Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	147	(6)	—	(6)
Receive	0.98%	Shenyang Xingqi Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	126	(16)	—	(16)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Shenzhen Aisidi Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$42	$(1)	$—	$(1)
Receive	0.98%	Shenzhen Capchem Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	438	(92)	—	(92)
Receive	0.98%	Shenzhen Dynanonic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	234	(2)	—	(2)
Receive	0.98%	Shenzhen Expressway Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	0.98%	Shenzhen Fastprint Circuit Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	240	(32)	—	(32)
Receive	0.98%	Shenzhen Gas Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	—	—	—
Receive	0.98%	Shenzhen Gongjin Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	213	(2)	—	(2)
Receive	0.98%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	172	(8)	—	(8)
Receive	0.98%	Shenzhen Jieshun Science And Technology Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	0.98%	Shenzhen Kangtai Biological Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	1	—	1
Receive	0.98%	Shenzhen Kedali Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	68	(3)	—	(3)
Receive	0.98%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	80	(8)	—	(8)
Receive	0.98%	Shenzhen Microgate Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	220	(12)	—	(12)
Receive	0.98%	Shenzhen Properties & Resources Development Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	9	—	9
Receive	0.98%	Shenzhen Salubris Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	Shenzhen Senior Technology Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Shenzhen Tagen Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	541	73	—	73
Receive	0.98%	Shenzhen Transsion Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(2)	—	(2)
Receive	0.98%	Shenzhen Weiguang Biological Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	94	1	—	1
Receive	0.98%	Shenzhen Yinghe Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$10	$—	$—	$—
Receive	0.98%	Shijiazhuang Yiling Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	8	—	8
Receive	0.98%	Sichuan Chuantou Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	—	—	—
Receive	0.98%	Sichuan New Energy Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(1)	—	(1)
Receive	0.98%	Sichuan Road & Bridge Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	(2)	—	(2)
Receive	0.98%	Sichuan Shuangma Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	Sichuan Yahua Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	128	(23)	—	(23)
Receive	0.98%	Sieyuan Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(4)	—	(4)
Receive	0.98%	Sino GeoPhysical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.98%	Sino Wealth Electronic Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.98%	Sinolink Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.98%	Sinoma International Engineering Co. A-shares	Morgan Stanley	2/5/24	At Maturity	71	2	—	2
Receive	0.98%	Sinoma Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.98%	Sinomine Resource Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(3)	—	(3)
Receive	0.98%	Sinoseal Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	107	(4)	—	(4)
Receive	0.98%	Sinosoft Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	75	—	—	—
Receive	0.98%	Skyworth Digital Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Sobute New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$16	$(2)	$—	$(2)
Receive	0.98%	SooChow Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	—	—	—
Receive	0.98%	StarPower Semiconductor Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	141	23	—	23
Receive	0.98%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	—	—	—
Receive	0.98%	Sunresin New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	Suplet Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.98%	Suzhou Dongshan Precision Manufacturing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.98%	Suzhou Electrical Apparatus Science Academy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	169	(15)	—	(15)
Receive	0.98%	Suzhou Maxwell Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	2	—	2
Receive	0.98%	Suzhou Secote Precision Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	131	(13)	—	(13)
Receive	0.98%	Suzhou SLAC Precision Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.98%	Suzhou TA&A Ultra Clean Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	216	(9)	—	(9)
Receive	0.98%	Suzhou TFC Optical Communication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	SYoung Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	81	(9)	—	(9)
Receive	0.98%	Taiji Computer Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	TangShan Port Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	65	3	—	3
Receive	0.98%	TBEA Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	451	2	—	2
Receive	0.98%	TCL Technology Group Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	0.98%	The People's Insurance Co. Group of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	671	3	—	3

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Three Squirrels, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	$1	$—	$—	$—
Receive	0.98%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	89	(11)	—	(11)
Receive	0.98%	Tianjin Zhonghuan Semiconductor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	259	(23)	—	(23)
Receive	0.98%	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Tianshui Huatian Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	(3)	—	(3)
Receive	0.98%	Titan Wind Energy Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(6)	—	(6)
Receive	0.98%	Tofflon Science & Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	147	(17)	—	(17)
Receive	0.98%	TongFu Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	398	(29)	—	(29)
Receive	0.98%	Tongkun Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	153	(17)	—	(17)
Receive	0.98%	Tongling Jingda Special Magnet Wire Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Tongwei Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	299	—	—	—
Receive	0.98%	Topchoice Medical Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	100	4	—	4
Receive	0.98%	Topsec Technologies Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.98%	Trina Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	(9)	—	(9)
Receive	0.98%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	356	(6)	—	(6)
Receive	0.98%	Unisplendour Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	0.98%	Valiant Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	—	—	—
Receive	0.98%	Vats Liquor Chain Store Management JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.98%	Vatti Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Victory Giant Technology Huizhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$67	$(5)	$—	$(5)
Receive	0.98%	Wanxiang Qianchao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(1)	—	(1)
Receive	0.98%	Weihai Guangwei Composites Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	(11)	—	(11)
Receive	0.98%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	159	6	—	6
Receive	0.98%	Will Semiconductor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.98%	Winall Hi-Tech Seed Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	117	3	—	3
Receive	0.98%	Wuhan Department Store Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	—	—	—
Receive	0.98%	Wuhan P&S Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	—	—	—
Receive	0.98%	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	5	—	5
Receive	0.98%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	432	(77)	—	(77)
Receive	0.98%	WUS Printed Circuit Kunshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.98%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	507	62	—	62
Receive	0.98%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	(8)	—	(8)
Receive	0.98%	Wuxi NCE Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.98%	Xiamen Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$129	$—	$—	$—
Receive	0.98%	Xiamen Xiangyu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	106	3	—	3
Receive	0.98%	Xi'an Triangle Defense Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	158	(16)	—	(16)
Receive	0.98%	Xianhe Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	179	(16)	—	(16)
Receive	0.98%	Xilinmen Furniture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(3)	—	(3)
Receive	0.98%	Xinhua Winshare Publishing and Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.98%	Xinjiang Goldwind Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	(2)	—	(2)
Receive	0.98%	Xinjiang Xintai Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	—	—	—
Receive	0.98%	Xinxiang Chemical Fiber Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	382	(37)	—	(37)
Receive	0.98%	Xinxiang Richful Lube Additive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.98%	Xinxing Ductile Iron Pipes Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Xinyu Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	1	—	1
Receive	0.98%	Yangling Metron New Material, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.98%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.98%	Yankuang Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	4	—	4
Receive	0.98%	Yantai China Pet Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	134	(14)	—	(14)
Receive	0.98%	Yantai Jereh Oilfield Services Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(1)	—	(1)
Receive	0.98%	Yantai Tayho Advanced Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	78	—	—	—
Receive	0.98%	Yantai Zhenghai Bio-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	177	(12)	—	(12)
Receive	0.98%	Yealink Network Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	—	—	—
Receive	0.98%	YGSOFT, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Yifeng Pharmacy Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$7	$(1)	$—	$(1)
Receive	0.98%	YongXing Special Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	(5)	—	(5)
Receive	0.98%	Youngor Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	—	—	—
Receive	0.98%	YTO Express Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	109	1	—	1
Receive	0.98%	Yuan Longping High-tech Agriculture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Yunda Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.98%	Yunnan Aluminium Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(1)	—	(1)
Receive	0.98%	Yunnan Botanee Bio-Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	12	—	12
Receive	0.98%	Yunnan Copper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	—	—	—
Receive	0.98%	Yunnan Energy New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	221	(15)	—	(15)
Receive	0.98%	Yunnan Jianzhijia Health Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	130	2	—	2
Receive	0.98%	Yunnan Tin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(1)	—	(1)
Receive	0.98%	ZBOM Home Collection Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(7)	—	(7)
Receive	0.98%	Zhe Jiang Li Zi Yuan Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(2)	—	(2)
Receive	0.98%	Zhejiang Crystal-Optech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(2)	—	(2)
Receive	0.98%	Zhejiang Dahua Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	335	(5)	—	(5)
Receive	0.98%	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	580	1	—	1
Receive	0.98%	Zhejiang Huace Film & Television Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Zhejiang Huayou Cobalt Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	238	3	—	3
Receive	0.98%	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	137	2	—	2

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Zhejiang Jiemei Electronic & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$38	$(1)	$—	$(1)
Receive	0.98%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	297	—	—	—
Receive	0.98%	Zhejiang JIULI Hi-tech Metals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.98%	Zhejiang Juhua Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	93	(1)	—	(1)
Receive	0.98%	Zhejiang Medicine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—
Receive	0.98%	Zhejiang Meida Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	159	(36)	—	(36)
Receive	0.98%	Zhejiang NHU Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.98%	Zhejiang Qianjiang Motorcycle Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	3	—	3
Receive	0.98%	Zhejiang Sanhua Intelligent Controls Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	(4)	—	(4)
Receive	0.98%	Zhejiang Satellite Petrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	(13)	—	(13)
Receive	0.98%	Zhejiang Shuanghuan Driveline Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	123	(11)	—	(11)
Receive	0.98%	Zhejiang Weiming Environment Protection Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(2)	—	(2)
Receive	0.98%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	3	—	3
Receive	0.98%	Zhejiang Windey Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	143	(9)	—	(9)
Receive	0.98%	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	141	(2)	—	(2)
Receive	0.98%	Zhejiang Xinan Chemical Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	183	(10)	—	(10)
Receive	0.98%	Zhejiang Yinlun Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.98%	Zhengzhou Coal Mining Machinery Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.98%	Zhongji Innolight Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	(1)	—	(1)
Receive	0.98%	Zhuhai Huafa Properties Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	112	17	—	17

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Total Return Swap Agreements (concluded)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.98%	Zhuhai Port Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$160	$(8)	$—	$(8)
Receive	0.98%	Zhuzhou Hongda Electronics Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	525	(77)	—	(77)
Receive	0.98%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,123	77	—	77
Receive	0.98%	ZTE Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(1)	—	(1)
							$(1,732)	$—	$(1,732)
					Total swap agreements at value (assets)				$1,199
					Total swap agreements at value (liabilities)				(2,931)
					Total swap agreements at value				$(1,732)

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.06%
$15	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2	1.39		7/15/30	$14
10	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 3/20/24 @ 100.00	0.39		10/21/24	10
10	World Omni Auto Receivables Trust, Series 2021-C, Class A4, Callable 2/15/25 @ 100.00	0.64		9/15/27	9
	Total Asset Backed Securities				33

	Collateralized Mortgage Obligations — 1.70%
20	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85		10/15/52	19
40	Bank, Series 2017-BNK8, Class - A3, Callable 10/15/27 @ 100.00	3.23		11/15/50	40
25	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	25
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 3/15/30 @ 100.00	2.44		4/15/53	18
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	9
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02		3/15/52	10
23	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 11/10/24 @ 100.00	2.88		2/10/48	23
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	14
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	10
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	25
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18		2/10/48	25
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5, Callable 1/10/25 @ 100.00	3.35		2/10/48	20
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 9/10/23 @ 100.00	5.11	(a)	8/10/50	25
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78		5/25/30	19
21	Fannie Mae-ACES, Series 2015-M1, Class - A2	2.53		9/25/24	21
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	10
23	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94	(a)	1/25/26	23
22	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.99	(a)	12/25/27	22
20	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.07	(a)	6/25/27	21
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		1/25/29	21
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.36	(a)	7/25/28	26
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 5/25/30 @ 100.00	1.31		5/25/30	18
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 5/25/35 @ 100.00	1.72		5/25/35	17
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 1/25/31 @ 100.00	2.07		1/25/31	23
10	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-1521, Class A2, Callable 8/25/36 @ 100.00	2.18		8/25/36	9
29	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	29
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2, Callable 7/25/23 @ 100.00	3.06	(a)	7/25/23	30
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2, Callable 11/25/25 @ 100.00	3.15		11/25/25	25
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51		3/25/29	52
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2, Callable 9/25/28 @ 100.00	3.92	(a)	9/25/28	26
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 2/10/28 @ 100.00	3.99	(a)	3/10/51	51
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/24 @ 100.00	3.64		11/15/47	25
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 10/15/26 @ 100.00	3.14		12/15/49	48

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS, Callable 4/15/23 @ 100.00	3.46	5/15/46	$25
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 11/15/24 @ 100.00	3.53	12/15/47	25
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 4/15/27 @ 100.00	3.60	5/15/50	25
20	Santander Drive Auto Receivables Trust, Series 2021-1, Class - D, Callable 12/15/23 @ 100.00	1.13	11/16/26	19
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	25
20	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 11/15/24 @ 100.00	0.26	5/15/25	20
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5, Callable 7/15/28 @ 100.00	4.30	8/15/51	26
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 9/15/28 @ 100.00	4.44	9/15/61	26
	Total Collateralized Mortgage Obligations			970

	U.S. Government Agency Mortgages — 22.74%
23	Fannie Mae, Pool #MA4236	1.50	1/1/51	20
19	Fannie Mae, Pool #BQ5781	1.50	11/1/35	18
48	Fannie Mae, Pool #MA4441	1.50	10/1/36	45
22	Fannie Mae, Pool #MA4302	1.50	4/1/36	21
23	Fannie Mae, Pool #MA4342	1.50	4/1/41	21
46	Fannie Mae, Pool #FM6579	1.50	3/1/51	41
22	Fannie Mae, Pool #MA4181	1.50	11/1/50	20
48	Fannie Mae, Pool #CB0711	1.50	6/1/51	43
24	Fannie Mae, Pool #MA4417	1.50	9/1/36	22
47	Fannie Mae, Pool #MA4343	1.50	5/1/51	42
23	Fannie Mae, Pool #CA7695	1.50	11/1/50	20
23	Fannie Mae, Pool #MA4280	1.50	3/1/51	21
19	Fannie Mae, Pool #BQ3141	1.50	10/1/35	18
47	Fannie Mae, Pool #MA4304	1.50	4/1/51	42
22	Fannie Mae, Pool #CA7696	1.50	11/1/50	20
24	Fannie Mae, Pool #MA4445	1.50	10/1/41	22
45	Fannie Mae, Pool #CB0310	1.50	4/1/36	43
22	Fannie Mae, Pool #FM5044	2.00	12/1/50	20
24	Fannie Mae, Pool #CB0684	2.00	6/1/51	22
44	Fannie Mae, Pool #CA8110	2.00	12/1/50	41
44	Fannie Mae, Pool #CA8252	2.00	12/1/45	41
46	Fannie Mae, Pool #FM6448	2.00	3/1/51	43
35	Fannie Mae, Pool #MA4128	2.00	9/1/40	33
46	Fannie Mae, Pool #MA4325	2.00	5/1/51	43
43	Fannie Mae, Pool #FM4788	2.00	11/1/50	40
22	Fannie Mae, Pool #CA8118	2.00	12/1/50	20
47	Fannie Mae, Pool #BR4435	2.00	4/1/51	43
23	Fannie Mae, Pool #MA4119	2.00	9/1/50	21
45	Fannie Mae, Pool #BQ7777	2.00	3/1/36	44
24	Fannie Mae, Pool #CB1787	2.00	10/1/51	22
42	Fannie Mae, Pool #BP9370	2.00	7/1/50	39
23	Fannie Mae, Pool #MA4403	2.00	8/1/36	22
24	Fannie Mae, Pool #BT0240	2.00	9/1/51	23
23	Fannie Mae, Pool #FM6559	2.00	3/1/51	22
46	Fannie Mae, Pool #FM6555	2.00	4/1/51	43
23	Fannie Mae, Pool #CB0497	2.00	5/1/51	22
47	Fannie Mae, Pool #CB0325	2.00	4/1/51	44
43	Fannie Mae, Pool #CA9183	2.00	2/1/36	42
21	Fannie Mae, Pool #CA7224	2.00	10/1/50	20
43	Fannie Mae, Pool #MA4303	2.00	4/1/36	42
45	Fannie Mae, Pool #MA4281	2.00	3/1/51	41
25	Fannie Mae, Pool #FS0317	2.00	2/1/42	23
25	Fannie Mae, Pool #FS0355	2.00	9/1/51	23
25	Fannie Mae, Pool #FM9704	2.00	12/1/51	23
21	Fannie Mae, Pool #FM5453	2.00	1/1/41	19
24	Fannie Mae, Pool #FM9579	2.00	7/1/51	23

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #MA4360	2.00	6/1/36	$22
20	Fannie Mae, Pool #MA4204	2.00	12/1/40	19
46	Fannie Mae, Pool #FM6852	2.00	5/1/51	43
21	Fannie Mae, Pool #CA7225	2.00	10/1/50	20
32	Fannie Mae, Pool #FM3755	2.00	9/1/35	31
17	Fannie Mae, Pool #FM4039	2.00	10/1/35	16
44	Fannie Mae, Pool #MA4255	2.00	2/1/51	41
43	Fannie Mae, Pool #MA4237	2.00	1/1/51	40
21	Fannie Mae, Pool #MA4182	2.00	11/1/50	19
21	Fannie Mae, Pool #MA4208	2.00	12/1/50	20
43	Fannie Mae, Pool #BQ5112	2.00	11/1/50	40
44	Fannie Mae, Pool #BQ3004	2.00	10/1/50	41
46	Fannie Mae, Pool #MA4305	2.00	4/1/51	42
24	Fannie Mae, Pool #MA4474	2.00	11/1/41	23
48	Fannie Mae, Pool #FM7411	2.00	5/1/51	45
22	Fannie Mae, Pool #CA7833	2.00	11/1/50	21
14	Fannie Mae, Pool #AS2673	2.00	5/1/29	14
48	Fannie Mae, Pool #CB1620	2.00	9/1/51	45
43	Fannie Mae, Pool #BQ8341	2.00	12/1/50	40
20	Fannie Mae, Pool #MA4176	2.00	10/1/40	18
16	Fannie Mae, Pool #SB8061	2.00	9/1/35	15
23	Fannie Mae, Pool #BQ9685	2.00	1/1/51	21
50	Fannie Mae, Pool #MA4511	2.00	1/1/52	46
23	Fannie Mae, Pool #BR2176	2.00	7/1/36	23
24	Fannie Mae, Pool #MA4437	2.00	10/1/51	23
24	Fannie Mae, Pool #BU7103	2.00	12/1/51	23
47	Fannie Mae, Pool #MA4442	2.00	10/1/36	46
22	Fannie Mae, Pool #CA8687	2.00	1/1/51	21
46	Fannie Mae, Pool #CA8850	2.00	2/1/51	43
22	Fannie Mae, Pool #FM5308	2.00	12/1/50	21
28	Fannie Mae, Pool #CA6074	2.50	6/1/50	27
30	Fannie Mae, Pool #CA6304	2.50	7/1/50	29
8	Fannie Mae, Pool #MA3833	2.50	11/1/49	8
13	Fannie Mae, Pool #BK2588	2.50	5/1/50	13
19	Fannie Mae, Pool #FM4309	2.50	9/1/50	18
35	Fannie Mae, Pool #FM4638	2.50	10/1/50	34
19	Fannie Mae, Pool #MA4256	2.50	2/1/51	18
18	Fannie Mae, Pool #FM4231	2.50	9/1/50	17
7	Fannie Mae, Pool #MA3765	2.50	9/1/49	7
15	Fannie Mae, Pool #MA4096	2.50	8/1/50	14
24	Fannie Mae, Pool #MA4423	2.50	9/1/41	23
23	Fannie Mae, Pool #CA8132	2.50	12/1/50	22
7	Fannie Mae, Pool #MA3154	2.50	10/1/32	7
24	Fannie Mae, Pool #FM2881	2.50	4/1/50	23
25	Fannie Mae, Pool #BU1451	2.50	1/1/52	24
24	Fannie Mae, Pool #CB1784	2.50	10/1/51	23
20	Fannie Mae, Pool #BQ5110	2.50	11/1/50	19
18	Fannie Mae, Pool #BC9041	2.50	11/1/31	18
25	Fannie Mae, Pool #BU5917	2.50	12/1/51	24
46	Fannie Mae, Pool #BR7857	2.50	5/1/51	44
24	Fannie Mae, Pool #FM8997	2.50	10/1/51	23
13	Fannie Mae, Pool #AS8893	2.50	2/1/32	13
17	Fannie Mae, Pool #BQ0329	2.50	7/1/50	16
24	Fannie Mae, Pool #FM9033	2.50	10/1/51	23
13	Fannie Mae, Pool #BD8046	2.50	9/1/31	14
8	Fannie Mae, Pool #MA3930	2.50	2/1/35	8
9	Fannie Mae, Pool #MA3990	2.50	4/1/50	8
44	Fannie Mae, Pool #CA8955	2.50	2/1/51	43
12	Fannie Mae, Pool #MA1277	2.50	12/1/27	12
24	Fannie Mae, Pool #CB1131	2.50	7/1/51	22
6	Fannie Mae, Pool #MA2789	2.50	10/1/36	5
23	Fannie Mae, Pool #CB0415	2.50	5/1/51	22
25	Fannie Mae, Pool #CB1828	2.50	10/1/51	23
24	Fannie Mae, Pool #CB1556	2.50	9/1/51	23
17	Fannie Mae, Pool #MA4159	2.50	10/1/50	16
17	Fannie Mae, Pool #MA4183	2.50	11/1/50	17
8	Fannie Mae, Pool #MA3246	2.50	1/1/33	8

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$18	Fannie Mae, Pool #MA4210	2.50	12/1/50	$17
8	Fannie Mae, Pool #AS4946	2.50	5/1/30	8
20	Fannie Mae, Pool #CA8131	2.50	12/1/50	19
15	Fannie Mae, Pool #CA6075	2.50	6/1/50	14
15	Fannie Mae, Pool #AB7391	2.50	12/1/42	15
16	Fannie Mae, Pool #FM3878	2.50	7/1/50	15
17	Fannie Mae, Pool #BP5878	2.50	6/1/50	16
9	Fannie Mae, Pool #MA3902	2.50	12/1/49	9
16	Fannie Mae, Pool #MA2854	2.50	12/1/46	16
14	Fannie Mae, Pool #MA4075	2.50	7/1/35	14
24	Fannie Mae, Pool #AP4742	2.50	8/1/27	24
24	Fannie Mae, Pool #BO4657	2.50	11/1/49	23
14	Fannie Mae, Pool #MA4078	2.50	7/1/50	13
8	Fannie Mae, Pool #MA3827	2.50	11/1/34	8
8	Fannie Mae, Pool #MA3965	2.50	3/1/40	8
18	Fannie Mae, Pool #AU6677	2.50	9/1/28	18
13	Fannie Mae, Pool #AS7908	3.00	9/1/46	12
11	Fannie Mae, Pool #FM3395	3.00	6/1/50	11
11	Fannie Mae, Pool #AB2047	3.00	1/1/26	11
10	Fannie Mae, Pool #CA5668	3.00	5/1/50	10
10	Fannie Mae, Pool #CA5519	3.00	4/1/50	9
17	Fannie Mae, Pool #AL9865	3.00	2/1/47	16
6	Fannie Mae, Pool #MA3831	3.00	11/1/39	6
5	Fannie Mae, Pool #MA2416	3.00	10/1/35	5
7	Fannie Mae, Pool #MA3377	3.00	5/1/48	7
13	Fannie Mae, Pool #BP6466	3.00	7/1/50	13
12	Fannie Mae, Pool #B09169	3.00	12/1/49	11
9	Fannie Mae, Pool #AS8414	3.00	11/1/46	9
16	Fannie Mae, Pool #BC9003	3.00	11/1/46	15
16	Fannie Mae, Pool #BC4764	3.00	10/1/46	16
8	Fannie Mae, Pool #MA2897	3.00	2/1/37	8
10	Fannie Mae, Pool #AL9996	3.00	4/1/32	10
15	Fannie Mae, Pool #QB1382	3.00	7/1/50	15
6	Fannie Mae, Pool #BN7703	3.00	8/1/49	6
7	Fannie Mae, Pool #MA3871	3.00	12/1/49	7
10	Fannie Mae, Pool #CA5423	3.00	3/1/50	9
8	Fannie Mae, Pool #MA2863	3.00	1/1/47	8
4	Fannie Mae, Pool #MA3691	3.00	7/1/49	4
7	Fannie Mae, Pool #AS8074	3.00	10/1/46	7
6	Fannie Mae, Pool #FM2132	3.00	1/1/50	6
5	Fannie Mae, Pool #FM1299	3.00	7/1/49	5
7	Fannie Mae, Pool #BO3192	3.00	10/1/49	7
6	Fannie Mae, Pool #MA2523	3.00	2/1/36	5
13	Fannie Mae, Pool #AS8276	3.00	11/1/46	13
30	Fannie Mae, Pool #AS8483	3.00	12/1/46	30
11	Fannie Mae, Pool #MA4048	3.00	6/1/50	11
17	Fannie Mae, Pool #MA3937	3.00	2/1/50	16
7	Fannie Mae, Pool #MA3905	3.00	1/1/50	7
4	Fannie Mae, Pool #AO7628	3.00	6/1/27	4
16	Fannie Mae, Pool #AY2961	3.00	5/1/45	16
25	Fannie Mae, Pool #MA2246	3.00	4/1/30	25
8	Fannie Mae, Pool #FM1370	3.00	4/1/46	7
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	5
11	Fannie Mae, Pool #BP1932	3.00	4/1/50	11
10	Fannie Mae, Pool #FM4317	3.00	9/1/50	10
32	Fannie Mae, Pool #AB7099	3.00	11/1/42	32
16	Fannie Mae, Pool #MA3991	3.00	4/1/50	15
11	Fannie Mae, Pool #MA4079	3.00	7/1/50	11
7	Fannie Mae, Pool #BO2201	3.00	9/1/49	7
15	Fannie Mae, Pool #MA3834	3.00	11/1/49	15
17	Fannie Mae, Pool #BD2446	3.00	1/1/47	17
6	Fannie Mae, Pool #MA3339	3.00	4/1/33	6
9	Fannie Mae, Pool #AZ2936	3.00	9/1/45	8
27	Fannie Mae, Pool #AS0302	3.00	8/1/43	27
27	Fannie Mae, Pool #AT0682	3.00	4/1/43	27
34	Fannie Mae, Pool #AO0752	3.00	4/1/42	34
11	Fannie Mae, Pool #AU3353	3.00	8/1/43	11

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Fannie Mae, Pool #MA3890	3.00	1/1/40	$7
10	Fannie Mae, Pool #MA1307	3.00	1/1/33	10
11	Fannie Mae, Pool #MA3802	3.00	10/1/49	11
8	Fannie Mae, Pool #AS8739	3.00	2/1/37	8
5	Fannie Mae, Pool #MA3744	3.00	8/1/49	5
8	Fannie Mae, Pool #BD5545	3.00	10/1/46	8
13	Fannie Mae, Pool #AS5977	3.00	10/1/30	13
11	Fannie Mae, Pool #MA3738	3.00	8/1/34	11
6	Fannie Mae, Pool #MA3127	3.00	9/1/37	6
25	Fannie Mae, Pool #AB8897	3.00	4/1/43	25
8	Fannie Mae, Pool #B08947	3.00	1/1/50	8
3	Fannie Mae, Pool #BH8817	3.00	10/1/47	3
11	Fannie Mae, Pool #MA3897	3.00	1/1/35	11
21	Fannie Mae, Pool #AQ7920	3.00	12/1/42	21
21	Fannie Mae, Pool #AK0006	3.00	1/1/27	21
6	Fannie Mae, Pool #MA3237	3.00	1/1/48	6
8	Fannie Mae, Pool #890566	3.00	12/1/43	8
11	Fannie Mae, Pool #AL9263	3.00	10/1/46	11
10	Fannie Mae, Pool #B06219	3.00	12/1/49	9
11	Fannie Mae, Pool #BO7242	3.00	1/1/50	11
5	Fannie Mae, Pool #MA3774	3.00	9/1/49	5
6	Fannie Mae, Pool #FM1001	3.50	11/1/48	6
57	Fannie Mae, Pool #AO2548	3.50	4/1/42	58
8	Fannie Mae, Pool #AS7388	3.50	6/1/46	8
11	Fannie Mae, Pool #BJ4916	3.50	3/1/48	12
4	Fannie Mae, Pool #AS6394	3.50	12/1/45	4
9	Fannie Mae, Pool #MA3026	3.50	6/1/47	9
6	Fannie Mae, Pool #BM2000	3.50	5/1/49	6
11	Fannie Mae, Pool #MA1980	3.50	8/1/44	11
3	Fannie Mae, Pool #CA4026	3.50	5/1/49	3
4	Fannie Mae, Pool #FM0020	3.50	7/1/49	4
3	Fannie Mae, Pool #MA3494	3.50	10/1/48	3
16	Fannie Mae, Pool #MA2125	3.50	12/1/44	16
5	Fannie Mae, Pool #ZA5052	3.50	11/1/47	5
13	Fannie Mae, Pool #AJ1886	3.50	3/1/42	13
30	Fannie Mae, Pool #AQ0546	3.50	11/1/42	31
14	Fannie Mae, Pool #AS4771	3.50	4/1/45	15
10	Fannie Mae, Pool #AB2052	3.50	1/1/26	10
6	Fannie Mae, Pool #ZM4908	3.50	11/1/47	6
6	Fannie Mae, Pool #MA3906	3.50	1/1/50	6
6	Fannie Mae, Pool #FM1566	3.50	11/1/48	6
29	Fannie Mae, Pool #AB6017	3.50	8/1/42	30
10	Fannie Mae, Pool #AZ0862	3.50	7/1/45	10
23	Fannie Mae, Pool #AS3133	3.50	8/1/44	23
4	Fannie Mae, Pool #AS4236	3.50	1/1/45	4
4	Fannie Mae, Pool #MA3692	3.50	7/1/49	4
12	Fannie Mae, Pool #BM1568	3.50	7/1/47	12
5	Fannie Mae, Pool #MA3148	3.50	10/1/47	5
4	Fannie Mae, Pool #MA3745	3.50	8/1/49	4
15	Fannie Mae, Pool #AB5511	3.50	7/1/42	16
10	Fannie Mae, Pool #MA3182	3.50	11/1/47	10
3	Fannie Mae, Pool #MA3637	3.50	4/1/49	3
3	Fannie Mae, Pool #MA3597	3.50	2/1/49	3
3	Fannie Mae, Pool #MA3614	3.50	3/1/49	3
6	Fannie Mae, Pool #BJ3716	3.50	12/1/47	6
12	Fannie Mae, Pool #BC2926	3.50	3/1/46	12
5	Fannie Mae, Pool #MA3775	3.50	9/1/49	5
7	Fannie Mae, Pool #AS7491	3.50	7/1/46	7
7	Fannie Mae, Pool #MA3520	3.50	10/1/48	7
10	Fannie Mae, Pool #AS4772	3.50	4/1/45	10
4	Fannie Mae, Pool #BM5485	3.50	2/1/49	4
5	Fannie Mae, Pool #MA3057	3.50	7/1/47	5
9	Fannie Mae, Pool #AL1717	3.50	5/1/27	9
4	Fannie Mae, Pool #BA1893	3.50	8/1/45	4
6	Fannie Mae, Pool #MA3835	3.50	11/1/49	6
6	Fannie Mae, Pool #BK9038	3.50	10/1/33	7
9	Fannie Mae, Pool #MA2706	3.50	8/1/46	10

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$4	Fannie Mae, Pool #MA3663	3.50	5/1/49	$4
14	Fannie Mae, Pool #ZS4618	3.50	6/1/45	14
5	Fannie Mae, Pool #MA3305	3.50	3/1/48	5
8	Fannie Mae, Pool #AS0024	3.50	7/1/43	8
5	Fannie Mae, Pool #BM4703	3.50	2/1/48	6
8	Fannie Mae, Pool #BC1158	3.50	2/1/46	8
6	Fannie Mae, Pool #MA3210	3.50	12/1/49	6
5	Fannie Mae, Pool #MA3059	3.50	7/1/37	5
6	Fannie Mae, Pool #MA2389	3.50	9/1/35	6
8	Fannie Mae, Pool #FM1911	3.50	7/1/48	8
5	Fannie Mae, Pool #MA2522	3.50	2/1/46	5
9	Fannie Mae, Pool #BP1947	3.50	4/1/50	9
8	Fannie Mae, Pool #AS6102	3.50	11/1/45	8
5	Fannie Mae, Pool #BD5046	3.50	2/1/47	5
12	Fannie Mae, Pool #MA3243	3.50	1/1/38	12
7	Fannie Mae, Pool #BA3123	3.50	2/1/46	7
4	Fannie Mae, Pool #AS5596	3.50	8/1/45	4
6	Fannie Mae, Pool #BC0443	3.50	12/1/45	7
4	Fannie Mae, Pool #SD8001	3.50	7/1/49	4
11	Fannie Mae, Pool #AS8823	4.00	2/1/47	11
4	Fannie Mae, Pool #BK0909	4.00	7/1/48	4
14	Fannie Mae, Pool #AL8139	4.00	2/1/32	14
5	Fannie Mae, Pool #MA2415	4.00	10/1/45	5
7	Fannie Mae, Pool #MA3804	4.00	10/1/49	7
4	Fannie Mae, Pool #AS8532	4.00	12/1/46	4
8	Fannie Mae, Pool #ZS4708	4.00	3/1/47	9
10	Fannie Mae, Pool #AS3467	4.00	10/1/44	10
10	Fannie Mae, Pool #AU8849	4.00	11/1/43	10
4	Fannie Mae, Pool #BK0920	4.00	7/1/48	4
4	Fannie Mae, Pool #BD7060	4.00	3/1/47	5
12	Fannie Mae, Pool #AS3468	4.00	10/1/44	12
6	Fannie Mae, Pool #BN6677	4.00	6/1/49	7
11	Fannie Mae, Pool #AX0841	4.00	9/1/44	12
5	Fannie Mae, Pool #CA0183	4.00	8/1/47	5
5	Fannie Mae, Pool #BE8373	4.00	2/1/47	5
5	Fannie Mae, Pool #BD7165	4.00	4/1/47	5
4	Fannie Mae, Pool #FM0021	4.00	3/1/49	4
9	Fannie Mae, Pool #MA3121	4.00	9/1/47	10
8	Fannie Mae, Pool #BM2002	4.00	10/1/47	8
7	Fannie Mae, Pool #AS9831	4.00	6/1/47	7
8	Fannie Mae, Pool #AS9314	4.00	3/1/47	8
5	Fannie Mae, Pool #FM1960	4.00	5/1/49	5
4	Fannie Mae, Pool #FM1571	4.00	12/1/48	4
4	Fannie Mae, Pool #MA3563	4.00	1/1/49	4
5	Fannie Mae, Pool #AZ7362	4.00	11/1/45	6
5	Fannie Mae, Pool #MA3746	4.00	8/1/49	5
3	Fannie Mae, Pool #MA3615	4.00	3/1/49	3
2	Fannie Mae, Pool #MA3592	4.00	2/1/49	3
39	Fannie Mae, Pool #190405	4.00	10/1/40	41
5	Fannie Mae, Pool #MA3277	4.00	2/1/48	5
11	Fannie Mae, Pool #AH6242	4.00	4/1/26	12
23	Fannie Mae, Pool #AJ5303	4.00	11/1/41	24
4	Fannie Mae, Pool #BM4991	4.00	9/1/48	4
4	Fannie Mae, Pool #MA3638	4.00	4/1/49	4
9	Fannie Mae, Pool #MA2995	4.00	5/1/47	9
12	Fannie Mae, Pool #BM1066	4.00	2/1/47	13
5	Fannie Mae, Pool #AS7600	4.00	7/1/46	5
16	Fannie Mae, Pool #BK7943	4.00	11/1/48	16
5	Fannie Mae, Pool #MA3183	4.00	11/1/47	5
4	Fannie Mae, Pool #AZ1210	4.00	5/1/45	4
5	Fannie Mae, Pool #FM1415	4.00	12/1/48	5
7	Fannie Mae, Pool #AS3452	4.00	9/1/44	7
10	Fannie Mae, Pool #MA0534	4.00	10/1/30	11
4	Fannie Mae, Pool #BN0334	4.00	12/1/48	4
15	Fannie Mae, Pool #AC7328	4.00	12/1/39	15
10	Fannie Mae, Pool #BM4306	4.00	9/1/25	10
19	Fannie Mae, Pool #AO2959	4.00	5/1/42	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Fannie Mae, Pool #ZA4988	4.00		8/1/47	$10
4	Fannie Mae, Pool #AV0606	4.00		11/1/43	4
3	Fannie Mae, Pool #AY9901	4.00		7/1/45	3
4	Fannie Mae, Pool #CA2316	4.00		7/1/48	4
3	Fannie Mae, Pool #MA3521	4.00		11/1/48	3
7	Fannie Mae, Pool #AS7558	4.00		7/1/46	7
9	Fannie Mae, Pool #AL6567	4.50		10/1/44	9
6	Fannie Mae, Pool #AS2751	4.50		6/1/44	6
5	Fannie Mae, Pool #CA1711	4.50		5/1/48	5
5	Fannie Mae, Pool #MA3639	4.50		4/1/49	5
29	Fannie Mae, Pool #AL1107	4.50		11/1/41	31
9	Fannie Mae, Pool #MA3747	4.50		8/1/49	10
6	Fannie Mae, Pool #BM3286	4.50		11/1/47	6
14	Fannie Mae, Pool #AS9394	4.50		4/1/47	15
5	Fannie Mae, Pool #AU9017	4.50		9/1/43	5
26	Fannie Mae, Pool #AE0217	4.50		8/1/40	28
3	Fannie Mae, Pool #BN4309	4.50		1/1/49	3
14	Fannie Mae, Pool #MA3184	4.50		11/1/47	14
2	Fannie Mae, Pool #930998	4.50		4/1/29	2
4	Fannie Mae, Pool #BK4850	4.50		5/1/48	5
5	Fannie Mae, Pool #CA0623	4.50		10/1/47	5
2	Fannie Mae, Pool #BK6328	4.50		6/1/48	2
3	Fannie Mae, Pool #BH3310	4.50		5/1/47	3
2	Fannie Mae, Pool #BE6489	4.50		1/1/47	2
3	Fannie Mae, Pool #MA3537	4.50		12/1/48	3
20	Fannie Mae, Pool #AE0954	4.50		2/1/41	21
5	Fannie Mae, Pool #725027	5.00		11/1/33	6
26	Fannie Mae, Pool #889117	5.00		10/1/35	28
3	Fannie Mae, Pool #890603	5.00		8/1/41	4
12	Fannie Mae, Pool #725238	5.00		3/1/34	13
5	Fannie Mae, Pool #BM3904	5.00		5/1/48	6
5	Fannie Mae, Pool #890221	5.50		12/1/33	5
11	Fannie Mae, Pool #959451	6.00		12/1/37	13
30	Fannie Mae, Pool #725228	6.00		3/1/34	33
15	Fannie Mae, Pool #AE0442	6.50		1/1/39	17
25	Fannie Mae, 15 YR TBA	1.50		5/25/36	24
100	Fannie Mae, 15 YR TBA	1.50		4/25/36	95
100	Fannie Mae, 15 YR TBA	2.00		4/25/37	97
50	Fannie Mae, 30 YR TBA	2.00		5/25/52	46
100	Fannie Mae, 30 YR TBA	2.00		4/25/52	93
425	Fannie Mae, 30 YR TBA	2.50		4/25/52	404
100	Fannie Mae, 30 YR TBA	2.50		5/25/52	95
75	Fannie Mae, 30 YR TBA	3.00		4/25/52	73
50	Fannie Mae, 30 YR TBA	3.00		5/25/50	49
10	Federal National Mortgage Association, Series 2020-M52, Class - A2	1.32	(a)	10/25/30	9
20	Federal National Mortgage Association, Pool #MA4205	1.50		12/1/35	19
22	Federal National Mortgage Association, Pool #CA8893	2.00		2/1/51	21
20	Freddie Mac, Pool #SB8088	1.50		2/1/36	19
22	Freddie Mac, Pool #SB8097	1.50		4/1/36	21
47	Freddie Mac, Pool #QC0962	1.50		4/1/51	42
23	Freddie Mac, Pool #RB5110	1.50		5/1/41	21
25	Freddie Mac, Pool #QN9521	1.50		2/1/37	24
48	Freddie Mac, Pool #SD8154	1.50		6/1/51	42
46	Freddie Mac, Pool #QB9896	2.00		3/1/51	42
25	Freddie Mac, Pool #SD8199	2.00		3/1/52	23
25	Freddie Mac, Pool #QC6925	2.00		9/1/51	23
25	Freddie Mac, Pool #QD0433	2.00		11/1/51	23
48	Freddie Mac, Pool #SD8160	2.00		8/1/51	44
50	Freddie Mac, Pool #SD8193	2.00		2/1/52	46
16	Freddie Mac, Pool #ZS7735	2.00		1/1/32	16
19	Freddie Mac, Pool #RC1727	2.00		12/1/35	19
11	Freddie Mac, Pool #J25686	2.00		9/1/28	11
23	Freddie Mac, Pool #RB5114	2.00		6/1/41	22
46	Freddie Mac, Pool #QC1075	2.00		4/1/51	43
46	Freddie Mac, Pool #QB6893	2.00		12/1/50	42
21	Freddie Mac, Pool #QB3716	2.00		9/1/50	19
24	Freddie Mac, Pool #QC4423	2.00		7/1/51	22

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$48	Freddie Mac, Pool #QC6815	2.00	9/1/51	$44
22	Freddie Mac, Pool #SB8107	2.00	5/1/36	21
24	Freddie Mac, Pool #QC7473	2.00	9/1/51	22
24	Freddie Mac, Pool #QC3597	2.00	6/1/51	22
24	Freddie Mac, Pool #SB8128	2.00	11/1/36	23
24	Freddie Mac, Pool #RA5155	2.00	5/1/51	22
23	Freddie Mac, Pool #RA4214	2.00	12/1/50	21
25	Freddie Mac, Pool #RA3328	2.00	8/1/50	23
46	Freddie Mac, Pool #SD7537	2.00	3/1/51	43
23	Freddie Mac, Pool #SD8146	2.00	5/1/51	21
25	Freddie Mac, Pool #QD5748	2.00	2/1/52	23
46	Freddie Mac, Pool #QC0423	2.00	4/1/51	43
46	Freddie Mac, Pool #QC1333	2.00	5/1/51	43
24	Freddie Mac, Pool #RB5121	2.00	7/1/41	22
24	Freddie Mac, Pool #RA6333	2.00	11/1/51	23
24	Freddie Mac, Pool #RA6025	2.00	10/1/51	23
21	Freddie Mac, Pool #QB3926	2.00	10/1/50	19
49	Freddie Mac, Pool #SD8177	2.00	10/1/51	45
24	Freddie Mac, Pool #SD8172	2.00	9/1/51	23
49	Freddie Mac, Pool #RA6507	2.00	12/1/51	46
23	Freddie Mac, Pool #SB8115	2.00	8/1/36	22
23	Freddie Mac, Pool #SD8079	2.00	7/1/50	22
23	Freddie Mac, Pool #RA5257	2.00	5/1/51	22
24	Freddie Mac, Pool #RA5040	2.00	4/1/51	22
44	Freddie Mac, Pool #SD8128	2.00	2/1/51	41
21	Freddie Mac, Pool #RB5095	2.00	12/1/40	20
22	Freddie Mac, Pool #SD8121	2.00	12/1/50	20
49	Freddie Mac, Pool #QD1254	2.00	11/1/51	45
21	Freddie Mac, Pool #RA3575	2.00	9/1/50	19
21	Freddie Mac, Pool #SD8113	2.00	12/1/50	20
37	Freddie Mac, Pool #SB8079	2.00	12/1/35	36
49	Freddie Mac, Pool #SD8188	2.00	1/1/52	46
45	Freddie Mac, Pool #RA4986	2.00	4/1/51	42
20	Freddie Mac, Pool #RA3205	2.00	8/1/50	19
44	Freddie Mac, Pool #QB7708	2.00	1/1/51	41
46	Freddie Mac, Pool #QB8064	2.00	1/1/51	42
47	Freddie Mac, Pool #QC3697	2.00	6/1/51	44
7	Freddie Mac, Pool #G18687	2.50	5/1/33	7
25	Freddie Mac, Pool #RA6340	2.50	11/1/51	24
19	Freddie Mac, Pool #QB3703	2.50	9/1/50	18
24	Freddie Mac, Pool #RA5802	2.50	9/1/51	23
23	Freddie Mac, Pool #QC2251	2.50	5/1/51	22
16	Freddie Mac, Pool #RA2595	2.50	5/1/50	15
9	Freddie Mac, Pool #QA5290	2.50	12/1/49	9
23	Freddie Mac, Pool #RA3528	2.50	9/1/50	22
37	Freddie Mac, Pool #RA2634	2.50	5/1/50	35
15	Freddie Mac, Pool #SD8083	2.50	8/1/50	14
43	Freddie Mac, Pool #SD8141	2.50	4/1/51	41
35	Freddie Mac, Pool #SB8045	2.50	5/1/35	35
49	Freddie Mac, Pool #SD8183	2.50	12/1/51	47
19	Freddie Mac, Pool #RA4527	2.50	2/1/51	18
22	Freddie Mac, Pool #SD0578	2.50	3/1/51	21
19	Freddie Mac, Pool #SD8129	2.50	2/1/51	18
43	Freddie Mac, Pool #SD0412	2.50	8/1/50	42
24	Freddie Mac, Pool #QC7457	2.50	9/1/51	23
27	Freddie Mac, Pool #G18611	2.50	9/1/31	27
22	Freddie Mac, Pool #SD8151	2.50	6/1/51	21
37	Freddie Mac, Pool #RA2643	2.50	6/1/50	36
22	Freddie Mac, Pool #QC2031	2.50	5/1/51	21
9	Freddie Mac, Pool #ZS8692	2.50	4/1/33	9
9	Freddie Mac, Pool #G18635	2.50	3/1/32	9
18	Freddie Mac, Pool #G18470	2.50	6/1/28	18
8	Freddie Mac, Pool #ZK8425	2.50	12/1/31	8
18	Freddie Mac, Pool #ZS4687	2.50	11/1/46	17
9	Freddie Mac, Pool #SD8055	2.50	4/1/50	9
25	Freddie Mac, Pool #SD8189	2.50	1/1/52	24
21	Freddie Mac, Pool #SD8147	2.50	5/1/51	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Freddie Mac, Pool #SD8194	2.50	2/1/52	$47
25	Freddie Mac, Pool #QD5204	2.50	1/1/52	24
47	Freddie Mac, Pool #RA5832	2.50	9/1/51	45
18	Freddie Mac, Pool #RA2645	2.50	6/1/50	18
17	Freddie Mac, Pool #RA2897	2.50	6/1/50	16
19	Freddie Mac, Pool #RA4070	2.50	11/1/50	18
17	Freddie Mac, Pool #SD8099	2.50	10/1/50	16
19	Freddie Mac, Pool #SD8122	2.50	1/1/51	18
8	Freddie Mac, Pool #RB5043	2.50	4/1/40	8
23	Freddie Mac, Pool #RA5286	2.50	5/1/51	22
9	Freddie Mac, Pool #G07445	2.50	7/1/43	8
13	Freddie Mac, Pool #RB5054	2.50	6/1/40	12
24	Freddie Mac, Pool #SD8167	2.50	9/1/51	23
36	Freddie Mac, Pool #SD8114	2.50	12/1/50	35
18	Freddie Mac, Pool #QB3287	2.50	8/1/50	17
22	Freddie Mac, Pool #ZS8483	2.50	3/1/28	22
17	Freddie Mac, Pool #G18485	2.50	10/1/28	17
25	Freddie Mac, Series K-1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	24
6	Freddie Mac, Pool #G18601	3.00	5/1/31	6
8	Freddie Mac, Pool #SD8056	3.00	4/1/50	8
12	Freddie Mac, Pool #ZS4658	3.00	4/1/46	12
18	Freddie Mac, Pool #ZS4606	3.00	3/1/45	18
11	Freddie Mac, Pool #SD8074	3.00	7/1/50	11
5	Freddie Mac, Pool #C91809	3.00	2/1/35	5
10	Freddie Mac, Pool #QA8065	3.00	3/1/50	10
6	Freddie Mac, Pool #QA1033	3.00	7/1/49	6
8	Freddie Mac, Pool #J38057	3.00	12/1/32	8
6	Freddie Mac, Pool #C91927	3.00	5/1/37	6
30	Freddie Mac, Pool #ZS4697	3.00	1/1/47	29
4	Freddie Mac, Pool #G18518	3.00	7/1/29	4
14	Freddie Mac, Pool #SD8030	3.00	11/1/49	14
5	Freddie Mac, Pool #G08635	3.00	4/1/45	5
12	Freddie Mac, Pool #QA9049	3.00	4/1/50	12
20	Freddie Mac, Pool #G60989	3.00	12/1/46	19
28	Freddie Mac, Pool #ZS4511	3.00	3/1/43	28
8	Freddie Mac, Pool #ZM2089	3.00	11/1/46	7
40	Freddie Mac, Pool #ZS4522	3.00	7/1/43	40
17	Freddie Mac, Pool #ZS4706	3.00	3/1/47	16
8	Freddie Mac, Pool #G61680	3.00	4/1/47	8
8	Freddie Mac, Pool #ZM2721	3.00	2/1/47	7
14	Freddie Mac, Pool #G08737	3.00	12/1/46	14
18	Freddie Mac, Pool #ZA2304	3.00	6/1/33	18
46	Freddie Mac, Pool #SD8174	3.00	10/1/51	45
12	Freddie Mac, Pool #G15145	3.00	7/1/29	12
6	Freddie Mac, Pool #G08803	3.00	3/1/48	6
14	Freddie Mac, Pool #G18663	3.00	10/1/32	14
8	Freddie Mac, Pool #ZM2169	3.00	11/1/46	8
39	Freddie Mac, Pool #C09035	3.00	4/1/43	39
10	Freddie Mac, Pool #SB8046	3.00	5/1/35	10
9	Freddie Mac, Pool #J36428	3.00	2/1/32	9
7	Freddie Mac, Pool #ZS4688	3.00	11/1/46	6
2	Freddie Mac, Pool #J25193	3.00	8/1/23	2
4	Freddie Mac, Pool #G08770	3.50	7/1/47	4
5	Freddie Mac, Pool #ZA5128	3.50	12/1/47	5
10	Freddie Mac, Pool #RA2469	3.50	4/1/50	11
6	Freddie Mac, Pool #V83453	3.50	10/1/47	6
9	Freddie Mac, Pool #G08687	3.50	1/1/46	9
7	Freddie Mac, Pool #Q43933	3.50	10/1/46	7
9	Freddie Mac, Pool #G08698	3.50	3/1/46	9
9	Freddie Mac, Pool #RA1508	3.50	10/1/49	10
8	Freddie Mac, Pool #SD8011	3.50	9/1/49	8
7	Freddie Mac, Pool #Q53176	3.50	12/1/47	7
10	Freddie Mac, Pool #G61148	3.50	9/1/47	10
17	Freddie Mac, Pool #ZS4642	3.50	12/1/45	17
8	Freddie Mac, Pool #G08761	3.50	5/1/47	9
21	Freddie Mac, Pool #G08554	3.50	10/1/43	21
19	Freddie Mac, Pool #G08636	3.50	4/1/45	19

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Freddie Mac, Pool #Q09896	3.50	8/1/42	$16
5	Freddie Mac, Pool #J14069	3.50	1/1/26	5
16	Freddie Mac, Pool #C91456	3.50	6/1/32	16
7	Freddie Mac, Pool #J30284	3.50	11/1/29	7
5	Freddie Mac, Pool #ZS4659	3.50	4/1/46	5
8	Freddie Mac, Pool #G08784	3.50	10/1/47	8
4	Freddie Mac, Pool #ZS4771	3.50	6/1/48	4
4	Freddie Mac, Pool #G08627	3.50	2/1/45	4
11	Freddie Mac, Pool #SB8007	3.50	9/1/34	11
36	Freddie Mac, Pool #ZS4487	3.50	6/1/42	37
3	Freddie Mac, Pool #Q57871	3.50	8/1/48	4
5	Freddie Mac, Pool #ZS4599	3.50	1/1/45	5
14	Freddie Mac, Pool #C03759	3.50	2/1/42	14
6	Freddie Mac, Pool #G08620	3.50	12/1/44	6
8	Freddie Mac, Pool #ZS4651	3.50	3/1/46	8
5	Freddie Mac, Pool #ZS4713	3.50	4/1/47	5
11	Freddie Mac, Pool #A96286	4.00	1/1/41	12
17	Freddie Mac, Pool #G06506	4.00	12/1/40	18
10	Freddie Mac, Pool #SD8070	4.00	6/1/50	10
6	Freddie Mac, Pool #ZT1320	4.00	11/1/48	6
7	Freddie Mac, Pool #C91395	4.00	9/1/31	8
16	Freddie Mac, Pool #G08637	4.00	4/1/45	17
6	Freddie Mac, Pool #G08771	4.00	7/1/47	6
19	Freddie Mac, Pool #ZL7781	4.00	2/1/44	19
4	Freddie Mac, Pool #ZA6946	4.00	5/1/49	4
10	Freddie Mac, Pool #ZS4631	4.00	9/1/45	10
12	Freddie Mac, Pool #G08606	4.00	9/1/44	13
3	Freddie Mac, Pool #ZT1840	4.00	9/1/48	4
6	Freddie Mac, Pool #G08801	4.00	2/1/48	6
11	Freddie Mac, Pool #G08567	4.00	1/1/44	12
8	Freddie Mac, Pool #G08563	4.00	1/1/44	9
9	Freddie Mac, Pool #G08775	4.00	8/1/47	10
7	Freddie Mac, Pool #Q58680	4.00	9/1/48	8
7	Freddie Mac, Pool #SD0290	4.00	4/1/50	7
4	Freddie Mac, Pool #ZT2106	4.00	3/1/49	4
17	Freddie Mac, Pool #G01890	4.50	10/1/35	18
7	Freddie Mac, Pool #Q52321	4.50	11/1/47	7
5	Freddie Mac, Pool #G08781	4.50	9/1/47	5
7	Freddie Mac, Pool #A97186	4.50	3/1/41	8
6	Freddie Mac, Pool #C09059	4.50	3/1/44	6
21	Freddie Mac, Pool #A97692	4.50	3/1/41	22
4	Freddie Mac, Pool #ZS4774	4.50	5/1/48	4
1	Freddie Mac, Pool #C90686	4.50	6/1/23	1
6	Freddie Mac, Pool #Q58217	4.50	9/1/48	6
12	Freddie Mac, Pool #G05904	5.00	9/1/39	13
10	Freddie Mac, Pool #G04817	5.00	9/1/38	11
11	Freddie Mac, Pool #G01962	5.00	12/1/35	12
9	Freddie Mac, Pool #ZT1779	5.00	3/1/49	10
5	Freddie Mac, Pool #G08838	5.00	9/1/48	5
18	Freddie Mac, Pool #G01665	5.50	3/1/34	20
2	Freddie Mac, Pool #C90989	6.00	9/1/26	2
6	Freddie Mac, Pool #G03616	6.00	12/1/37	6
12	Freddie Mac, Pool #G02794	6.00	5/1/37	13
23	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	22
44	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	42
21	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	20
48	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	45
24	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	23
25	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	24
49	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	47
21	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	20
23	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	21
25	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	24
40	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	38
39	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	37
17	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	16
21	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$17	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	$17
16	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	16
47	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	46
24	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	23
41	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	40
3	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	3
39	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	38
8	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	8
7	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	7
30	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	29
5	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	5
24	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	23
9	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	9
49	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	47
28	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	27
12	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	12
10	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	10
13	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	13
10	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	10
21	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	21
10	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	9
23	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	23
12	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	11
13	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	13
18	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	18
12	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	12
8	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	8
6	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	6
10	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	10
9	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	9
8	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	8
7	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	7
18	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	18
9	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	9
6	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	6
9	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	9
18	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	18
22	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	22
13	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	13
7	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	7
11	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	11
4	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	4
10	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	10
7	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	7
13	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	13
15	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	15
19	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	19
16	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	16
6	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	6
11	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	11
9	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	9
7	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	7
9	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	9
26	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	26
15	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	15
7	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	7
6	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	6
8	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	9
20	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	20
10	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	10
9	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	9
10	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	10
5	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	5
17	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	18
6	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	6
9	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	9
5	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	5

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	$9
5	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	5
12	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	13
12	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	12
6	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	6
6	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	6
9	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	9
9	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	9
3	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	3
10	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	10
7	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	7
14	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	15
11	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	11
9	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	9
5	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	5
10	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	10
13	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	14
10	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	10
6	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	6
10	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	10
7	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	8
9	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	9
18	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	19
4	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	4
15	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	15
10	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	10
5	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	5
10	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	10
7	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	7
6	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	6
7	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	8
28	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	28
4	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	4
8	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	8
11	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	11
4	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	4
7	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	8
4	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	5
9	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	9
6	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	7
8	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	8
8	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	9
9	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	9
3	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	4
5	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	5
4	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	4
4	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	4
6	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	6
4	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	4
8	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	8
4	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	4
4	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	4
6	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	6
7	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	8
5	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	5
4	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	4
4	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	4
12	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	13
33	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	34
8	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	8
4	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	4
6	Government National Mortgage Association, Pool #738906	4.50	10/15/41	6
8	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	9
3	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	3
11	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	12
4	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	4
7	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	7

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$29	Government National Mortgage Association, Pool #4801	4.50	9/20/40	$31
3	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	3
7	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	7
3	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	3
6	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	7
17	Government National Mortgage Association, Pool #721760	4.50	8/15/40	18
4	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	4
4	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	4
3	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	3
5	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	5
12	Government National Mortgage Association, Pool #697946	5.00	3/15/39	14
18	Government National Mortgage Association, Pool #4559	5.00	10/20/39	20
3	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	3
5	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	5
7	Government National Mortgage Association, Pool #510835	5.50	2/15/35	7
10	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	11
9	Government National Mortgage Association, Pool #4222	6.00	8/20/38	10
350	Government National Mortgage Association, 30 YR TBA	2.00	4/20/52	333
25	Government National Mortgage Association, 30 YR TBA	2.50	5/20/52	24
325	Government National Mortgage Association, 30 YR TBA	2.50	4/20/52	315
25	Government National Mortgage Association, 30 YR TBA	3.00	4/20/52	25
25	Government National Mortgage Association, 30 YR TBA	3.00	5/20/52	25
	Total U.S. Government Agency Mortgages			12,987

	U.S. Government Agency Securities — 0.95%
25	Fannie Mae	0.25	5/22/23	25
25	Fannie Mae	0.50	6/17/25	23
25	Fannie Mae, Callable 6/18/22 @ 100.00	0.88	12/18/26	23
25	Fannie Mae	1.63	1/7/25	24
10	Fannie Mae	5.63	7/15/37	13
20	Fannie Mae	6.63	11/15/30	26
25	Federal Farm Credit Bank	0.25	2/26/24	24
75	Federal Farm Credit Bank	0.88	11/18/24	73
50	Federal Home Loan Bank	0.13	6/2/23	50
25	Federal Home Loan Bank	0.63	12/22/23	24
40	Federal Home Loan Bank	2.88	9/13/24	40
25	Freddie Mac	0.25	11/6/23	24
50	Freddie Mac	0.25	12/4/23	49
50	Freddie Mac	0.38	7/21/25	47
15	Freddie Mac	6.25	7/15/32	20
10	Freddie Mac	6.75	3/15/31	13
5	Tennessee Valley Authority	3.50	12/15/42	5
30	Tennessee Valley Authority	5.88	4/1/36	39
	Total U.S. Government Agency Securities			542

	Corporate Bonds — 40.13%
85	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	89
215	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	228
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	26
250	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	262
225	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	204
180	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	200
220	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35	6/1/40	229
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	37
185	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10	3/1/28	191
70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	76
270	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	319
300	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	316
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	58

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$215	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	$246
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	105
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	66
95	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	95
430	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(b)	12/20/28	426
680	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(b)	2/7/30	689
165	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	175
25	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00		2/24/50	22
135	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	148
317	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	328
195	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	179
170	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	169
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	80
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	130
220	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	226
50	CF Industries, Inc. (Chemicals)	3.45		6/1/23	51
410	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	434
30	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	38
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	589
65	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.07 (US0003M + 119 bps)	(b)	4/23/29	66
210	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(b)	3/31/31	218
55	Comcast Corp. (Media), Callable 8/1/49 @ 100.00	3.45		2/1/50	52
25	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00		11/1/49	25
25	Comcast Corp. (Media)	4.65		7/15/42	28
245	Comcast Corp. (Media)	4.75		3/1/44	275
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	26
255	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	246
230	CSX Corp. (Road & Rail)	6.22		4/30/40	295
94	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	98
260	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	284
45	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/47 @ 100.00	5.05		3/25/48	51
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	215
185	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	192
115	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	110
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	226
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	37
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20		8/15/45	26
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	51
85	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10		9/15/27	85
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	5
274	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	288
179	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	163
140	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	138
10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	10
50	General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00	4.20		10/1/27	50

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$355	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	$381
111	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	117
220	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	229
175	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	175
75	International Business Machines Corp. (IT Services)	4.00		6/20/42	76
105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	126
30	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(b)	5/1/28	30
400	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(b)	5/6/30	402
515	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)	(b)	4/23/29	526
135	JPMorgan Chase & Co. (Banks)	8.00		4/29/27	162
195	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	216
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	112
175	Lincoln National Corp. (Insurance)	7.00		6/15/40	231
30	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80		3/1/45	31
70	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	75
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	70
75	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	75
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25		7/2/24	138
150	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/15/28 @ 100.00	2.45		4/15/28	138
25	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/1/22 @ 102.13	4.25		9/1/25	25
215	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	201
105	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	103
180	Morgan Stanley (Capital Markets)	3.63		1/20/27	182
505	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(b)	1/23/30	528
185	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50		4/15/30	170
100	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/15/29 @ 100.00	2.40		3/15/30	92
130	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 1/25/27 @ 100.00	3.05		4/25/27	128
50	Netflix, Inc. (Entertainment)	5.88		2/15/25	53
130	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	119
130	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	136
125	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	147
145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85		4/1/30	142
220	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	224
170	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13		5/15/45	152
105	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels)	5.63		7/1/24	110
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	130
50	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	55
160	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	160
155	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	158
255	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	304
110	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	118
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	$29
95	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30		8/15/25	89
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	63
280	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	267
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	154
90	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	93
70	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20		12/1/31	62
180	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	184
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	30
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	80
125	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	134
25	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	25
255	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	256
185	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	178
150	TCI Communications, Inc. (Media)	7.88		2/15/26	175
520	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(b)	6/5/28	520
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	217
60	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/31/37 @ 100.00	4.02 (US0003M + 137 bps)	(b)	10/31/38	60
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	62
145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	175
125	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	128
70	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40		10/1/48	84
70	The Travelers Companies, Inc. (Insurance)	5.35		11/1/40	85
120	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	153
175	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	198
120	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	120
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95		9/10/28	100
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	17
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	55
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	51
130	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	151
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	165
395	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/50 @ 100.00	3.55		3/22/51	372
220	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	232
130	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	130
80	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	87
235	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(b)	10/30/30	223
495	Wells Fargo & Co. (Banks)	3.00		4/22/26	490
120	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(b)	5/22/28	120
90	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	93
55	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	70
265	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	276

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	$214
	Total Corporate Bonds			22,925

	U.S. Treasury Obligations — 27.26%
8	U.S. Treasury Bond	1.13	8/15/40	6
15	U.S. Treasury Bond	1.13	5/15/40	12
105	U.S. Treasury Bond	1.25	5/15/50	78
13	U.S. Treasury Bond	1.38	11/15/40	11
60	U.S. Treasury Bond	1.38	8/15/50	46
140	U.S. Treasury Bond	1.63	11/15/50	115
10	U.S. Treasury Bond	1.75	8/15/41	9
27	U.S. Treasury Bond	1.88	11/15/51	24
20	U.S. Treasury Bond	1.88	2/15/41	18
86	U.S. Treasury Bond	1.88	2/15/51	75
49	U.S. Treasury Bond	2.00	8/15/51	44
106	U.S. Treasury Bond	2.00	2/15/50	95
5	U.S. Treasury Bond	2.25	2/15/52	5
117	U.S. Treasury Bond	2.25	8/15/46	109
101	U.S. Treasury Bond	2.25	8/15/49	96
10	U.S. Treasury Bond	2.38	2/15/42	10
60	U.S. Treasury Bond	2.38	5/15/51	59
96	U.S. Treasury Bond	2.38	11/15/49	94
75	U.S. Treasury Bond	2.50	5/15/46	73
80	U.S. Treasury Bond	2.50	2/15/46	78
60	U.S. Treasury Bond	2.50	2/15/45	58
80	U.S. Treasury Bond	2.75	11/15/47	83
55	U.S. Treasury Bond	2.75	8/15/47	57
65	U.S. Treasury Bond	2.88	11/15/46	68
60	U.S. Treasury Bond	2.88	8/15/45	62
60	U.S. Treasury Bond	2.88	5/15/43	62
94	U.S. Treasury Bond	2.88	5/15/49	101
90	U.S. Treasury Bond	3.00	2/15/49	99
55	U.S. Treasury Bond	3.00	5/15/47	59
50	U.S. Treasury Bond	3.00	2/15/48	54
75	U.S. Treasury Bond	3.00	2/15/47	81
50	U.S. Treasury Bond	3.00	5/15/45	53
95	U.S. Treasury Bond	3.00	8/15/48	104
50	U.S. Treasury Bond	3.00	11/15/45	53
100	U.S. Treasury Bond	3.00	11/15/44	106
80	U.S. Treasury Bond	3.13	5/15/48	89
22	U.S. Treasury Bond	3.13	8/15/44	24
15	U.S. Treasury Bond	3.13	11/15/41	16
90	U.S. Treasury Bond	3.13	2/15/43	97
22	U.S. Treasury Bond	3.13	2/15/42	24
75	U.S. Treasury Bond	3.38	5/15/44	84
30	U.S. Treasury Bond	3.38	11/15/48	35
8	U.S. Treasury Bond	3.50	2/15/39	9
100	U.S. Treasury Bond	3.63	2/15/44	116
75	U.S. Treasury Bond	3.63	8/15/43	87
75	U.S. Treasury Bond	3.75	11/15/43	89
33	U.S. Treasury Bond	3.75	8/15/41	39
10	U.S. Treasury Bond	3.88	8/15/40	12
25	U.S. Treasury Bond	4.38	2/15/38	32
15	U.S. Treasury Bond	4.38	5/15/40	19
25	U.S. Treasury Bond	4.38	11/15/39	32
35	U.S. Treasury Bond	4.38	5/15/41	44
20	U.S. Treasury Bond	4.50	2/15/36	25
35	U.S. Treasury Bond	4.63	2/15/40	46
70	U.S. Treasury Bond	4.75	2/15/41	93
40	U.S. Treasury Bond	5.00	5/15/37	53
20	U.S. Treasury Bond	5.25	2/15/29	24
40	U.S. Treasury Bond	5.38	2/15/31	50
25	U.S. Treasury Bond	6.00	2/15/26	28
25	U.S. Treasury Bond	6.13	8/15/29	31
60	U.S. Treasury Bond	6.13	11/15/27	71

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$35	U.S. Treasury Bond	6.25	5/15/30	$45
15	U.S. Treasury Bond	6.50	11/15/26	18
17	U.S. Treasury Bond	7.50	11/15/24	19
15	U.S. Treasury Bond	7.63	2/15/25	17
120	U.S. Treasury Note	0.13	12/15/23	116
135	U.S. Treasury Note	0.13	5/31/23	132
20	U.S. Treasury Note	0.13	7/31/23	19
50	U.S. Treasury Note	0.13	6/30/23	49
45	U.S. Treasury Note	0.13	10/15/23	44
50	U.S. Treasury Note	0.13	8/31/23	49
60	U.S. Treasury Note	0.25	7/31/25	56
60	U.S. Treasury Note	0.25	6/30/25	56
70	U.S. Treasury Note	0.25	9/30/23	68
100	U.S. Treasury Note	0.25	5/31/25	93
115	U.S. Treasury Note	0.25	8/31/25	106
55	U.S. Treasury Note	0.25	11/15/23	53
25	U.S. Treasury Note	0.25	9/30/25	23
125	U.S. Treasury Note	0.25	10/31/25	115
75	U.S. Treasury Note	0.38	10/31/23	73
85	U.S. Treasury Note	0.38	4/30/25	80
60	U.S. Treasury Note	0.38	11/30/25	55
25	U.S. Treasury Note	0.38	12/31/25	23
82	U.S. Treasury Note	0.38	1/31/26	76
15	U.S. Treasury Note	0.38	9/15/24	14
130	U.S. Treasury Note	0.50	2/28/26	120
175	U.S. Treasury Note	0.63	8/15/30	152
5	U.S. Treasury Note	0.63	3/31/27	5
30	U.S. Treasury Note	0.63	12/31/27	27
120	U.S. Treasury Note	0.63	5/15/30	105
15	U.S. Treasury Note	0.63	7/31/26	14
100	U.S. Treasury Note	0.63	11/30/27	90
115	U.S. Treasury Note	0.75	12/31/23	112
35	U.S. Treasury Note	0.75	1/31/28	32
42	U.S. Treasury Note	0.75	8/31/26	39
125	U.S. Treasury Note	0.75	4/30/26	116
30	U.S. Treasury Note	0.75	5/31/26	28
90	U.S. Treasury Note	0.88	1/31/24	88
15	U.S. Treasury Note	0.88	9/30/26	14
185	U.S. Treasury Note	0.88	11/15/30	164
60	U.S. Treasury Note	0.88	6/30/26	56
125	U.S. Treasury Note	1.00	7/31/28	114
61	U.S. Treasury Note	1.13	2/15/31	55
30	U.S. Treasury Note	1.13	2/29/28	28
125	U.S. Treasury Note	1.13	8/31/28	115
30	U.S. Treasury Note	1.13	10/31/26	28
35	U.S. Treasury Note	1.13	11/30/26	33
10	U.S. Treasury Note	1.13	2/28/27	9
120	U.S. Treasury Note	1.25	9/30/28	111
95	U.S. Treasury Note	1.25	8/15/31	86
130	U.S. Treasury Note	1.25	3/31/28	121
125	U.S. Treasury Note	1.25	6/30/28	116
130	U.S. Treasury Note	1.25	4/30/28	121
130	U.S. Treasury Note	1.25	5/31/28	121
70	U.S. Treasury Note	1.38	6/30/23	69
97	U.S. Treasury Note	1.38	11/15/31	89
120	U.S. Treasury Note	1.38	10/31/28	112
75	U.S. Treasury Note	1.38	9/30/23	74
25	U.S. Treasury Note	1.38	8/31/23	25
115	U.S. Treasury Note	1.38	12/31/28	107
50	U.S. Treasury Note	1.50	10/31/24	49
35	U.S. Treasury Note	1.50	1/31/27	33
90	U.S. Treasury Note	1.50	11/30/24	88
25	U.S. Treasury Note	1.50	8/15/26	24
80	U.S. Treasury Note	1.50	9/30/24	78
63	U.S. Treasury Note	1.50	2/15/30	59
90	U.S. Treasury Note	1.50	2/29/24	89
85	U.S. Treasury Note	1.50	2/15/25	83

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$115	U.S. Treasury Note	1.50	11/30/28	$108
70	U.S. Treasury Note	1.63	9/30/26	67
130	U.S. Treasury Note	1.63	8/15/29	123
100	U.S. Treasury Note	1.63	10/31/23	99
80	U.S. Treasury Note	1.63	5/31/23	80
30	U.S. Treasury Note	1.63	4/30/23	30
195	U.S. Treasury Note	1.63	5/15/31	185
120	U.S. Treasury Note	1.63	2/15/26	116
75	U.S. Treasury Note	1.75	6/30/24	74
90	U.S. Treasury Note	1.75	1/31/29	86
114	U.S. Treasury Note	1.75	5/15/23	114
75	U.S. Treasury Note	1.75	3/15/25	73
120	U.S. Treasury Note	1.75	11/15/29	115
88	U.S. Treasury Note	1.75	12/31/24	86
20	U.S. Treasury Note	1.75	12/31/26	19
85	U.S. Treasury Note	1.88	2/28/29	82
65	U.S. Treasury Note	1.88	2/15/32	62
20	U.S. Treasury Note	1.88	8/31/24	20
75	U.S. Treasury Note	1.88	7/31/26	73
40	U.S. Treasury Note	1.88	2/28/27	39
25	U.S. Treasury Note	1.88	6/30/26	24
70	U.S. Treasury Note	2.00	4/30/24	69
125	U.S. Treasury Note	2.00	5/31/24	124
170	U.S. Treasury Note	2.00	2/15/25	168
160	U.S. Treasury Note	2.00	11/15/26	156
95	U.S. Treasury Note	2.00	6/30/24	94
55	U.S. Treasury Note	2.13	7/31/24	55
170	U.S. Treasury Note	2.13	3/31/24	170
5	U.S. Treasury Note	2.13	2/29/24	5
65	U.S. Treasury Note	2.13	9/30/24	64
90	U.S. Treasury Note	2.13	11/30/23	90
100	U.S. Treasury Note	2.13	5/31/26	98
60	U.S. Treasury Note	2.13	3/31/24	60
85	U.S. Treasury Note	2.13	5/15/25	84
95	U.S. Treasury Note	2.25	11/15/25	94
55	U.S. Treasury Note	2.25	10/31/24	55
150	U.S. Treasury Note	2.25	11/15/27	148
80	U.S. Treasury Note	2.25	3/31/26	79
55	U.S. Treasury Note	2.25	12/31/24	55
50	U.S. Treasury Note	2.25	4/30/24	50
30	U.S. Treasury Note	2.25	1/31/24	30
150	U.S. Treasury Note	2.25	11/15/24	149
160	U.S. Treasury Note	2.25	8/15/27	158
165	U.S. Treasury Note	2.25	2/15/27	163
80	U.S. Treasury Note	2.25	12/31/23	80
100	U.S. Treasury Note	2.38	8/15/24	100
100	U.S. Treasury Note	2.38	2/29/24	100
80	U.S. Treasury Note	2.38	4/30/26	80
75	U.S. Treasury Note	2.38	5/15/27	75
70	U.S. Treasury Note	2.38	3/31/29	70
120	U.S. Treasury Note	2.38	5/15/29	120
105	U.S. Treasury Note	2.50	5/15/24	105
60	U.S. Treasury Note	2.50	2/28/26	60
50	U.S. Treasury Note	2.50	1/31/24	50
67	U.S. Treasury Note	2.50	8/15/23	67
80	U.S. Treasury Note	2.50	3/31/27	80
75	U.S. Treasury Note	2.63	3/31/25	75
85	U.S. Treasury Note	2.63	1/31/26	85
105	U.S. Treasury Note	2.63	6/30/23	106
165	U.S. Treasury Note	2.63	2/15/29	167
100	U.S. Treasury Note	2.63	12/31/23	101
90	U.S. Treasury Note	2.63	12/31/25	90
90	U.S. Treasury Note	2.75	2/28/25	91
35	U.S. Treasury Note	2.75	5/31/23	35
105	U.S. Treasury Note	2.75	2/15/28	107
90	U.S. Treasury Note	2.75	6/30/25	91
90	U.S. Treasury Note	2.75	7/31/23	91

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$105	U.S. Treasury Note	2.75		8/31/23	$106
100	U.S. Treasury Note	2.75		2/15/24	101
85	U.S. Treasury Note	2.75		8/31/25	86
170	U.S. Treasury Note	2.75		11/15/23	172
45	U.S. Treasury Note	2.75		4/30/23	45
90	U.S. Treasury Note	2.88		4/30/25	91
90	U.S. Treasury Note	2.88		11/30/25	91
35	U.S. Treasury Note	2.88		11/30/23	35
200	U.S. Treasury Note	2.88		8/15/28	206
105	U.S. Treasury Note	2.88		9/30/23	106
75	U.S. Treasury Note	2.88		7/31/25	76
140	U.S. Treasury Note	2.88		5/15/28	143
50	U.S. Treasury Note	2.88		10/31/23	51
85	U.S. Treasury Note	3.00		10/31/25	86
85	U.S. Treasury Note	3.00		9/30/25	86
140	U.S. Treasury Note	3.13		11/15/28	146
	Total U.S. Treasury Obligations				15,570

	Yankee Dollars — 4.80%
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	104
75	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	89
185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	188
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	155
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	163
200	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	202
160	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	146
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	141
90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	113
160	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	141
55	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95		5/15/43	57
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	124
140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	151
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	189
14	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	14
20	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	20
120	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	115
120	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	166
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	95
50	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	55
55	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	73
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	94
40	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 4/16/43 @ 100.00	5.00		10/16/43	44
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	38
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	66
	Total Yankee Dollars				2,743

Shares
	Investment Companies — 5.30%
462,854	State Street Institutional Treasury Money Market Fund, Premier Class	0.20	(d)		463
2,563,073	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20	(d)		2,563
	Total Investment Companies				3,026

	Total Investments Before TBA Sale Commitments (cost $61,013) — 102.94%				58,796

Principal Amount (000)
	TBA Sale Commitments (e) — (0.09)%
$(25)	Government National Mortgage Association, 30 YR TBA	4.50		4/20/52	(26)

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (e) (continued)
$(25)	Government National Mortgage Association, 30 YR TBA	4.00	5/15/52	$(25)
	Total TBA Sale Commitments			(51)
	Liabilities in excess of other assets — (2.85)%			(1,627)
	Net Assets — 100.00%			$57,118

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2022.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on March 31, 2022.
(d)	Annualized 7-day yield as of period-end.
(e)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery
US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	-	0.06%	-	0.06%
Collateralized Mortgage Obligations	-	1.70%	-	1.70%
U.S. Government Agency Mortgages	-	22.74%	-	22.74%
U.S. Government Agency Securities	-	0.95%	-	0.95%
Corporate Bonds	40.13%	-	-	40.13%
U.S. Treasury Obligations	-	27.26%	-	27.26%
Yankee Dollars	4.80%	-	-	4.80%
Investment Companies	0.82%	3.33%	1.15%	5.30%
TBA Sale Commitments	-	-0.09%	-	-0.09%
Other Assets (Liabilities)	0.40%	-3.15%	-0.10%	-2.85%
Total Net Assets	46.15%	52.80%	1.05%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Communications Equipment) (a)(b)^			$–
	Total Common Stock			–

Principal Amount (000)
	Loan Participations and Assignments — 6.91%
$20,400	Centric Commercial Funding, LP(b)(c)	6.50 (US00001M with 1.00% floor + 550 bps)	10/9/22	19,625
	Total Loan Participations and Assignments			19,625

Shares
	Investment Companies — 91.32%
1,177,000	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	0.13(d)		1,177
258,044,765	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20(d)		258,045
	Total Investment Companies			259,222

	Total Investments (cost $278,902) — 98.23%			278,847
	Other assets in excess of liabilities — 1.77%			5,018
	Net Assets — 100.00%			$283,865

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending.
(a)	Escrow security due to bankruptcy.
(b)	Security was valued using significant unobservable inputs as of March 31, 2022.
(c)	The original loan commitment represents $24,000. The unfunded commitment represents $4,320 as of March 31, 2022 (amounts in thousands).
(d)	Annualized 7-day yield as of period-end.

bps—Basis Points

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Corporate Opportunities Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stock	0.00%	-	0.00%
Loan Participations and Assignments	-	6.91%	6.91%
Investment Companies	90.82%	0.50%	91.32%
Other Assets (Liabilities)	2.14%	-0.37%	1.77%
Total Net Assets	92.96%	7.04%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	1,350	6/30/22	$154,828	$(4,145)
E-Mini S&P 500 Future	480	6/17/22	108,738	6,785
			$263,566	$2,640
	Total Unrealized Appreciation			$6,785
	Total Unrealized Depreciation			(4,145)
	Total Net Unrealized Appreciation/(Depreciation)			$2,640

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 3.42%
$100	Fannie Mae	0.25	5/22/23	$98
200	Fannie Mae	0.25	7/10/23	196
250	Fannie Mae	0.25	11/27/23	242
200	Fannie Mae	0.38	8/25/25	186
150	Fannie Mae	0.50	6/17/25	141
150	Fannie Mae	0.63	4/22/25	142
50	Fannie Mae	0.75	10/8/27	45
100	Fannie Mae, Callable 6/18/22 @ 100.00	0.88	12/18/26	92
200	Fannie Mae	0.88	8/5/30	175
125	Fannie Mae	1.75	7/2/24	123
100	Fannie Mae	1.88	9/24/26	97
150	Fannie Mae	2.13	4/24/26	148
200	Fannie Mae	2.50	2/5/24	201
250	Fannie Mae	2.63	9/6/24	251
95	Fannie Mae	6.25	5/15/29	118
160	Fannie Mae	6.63	11/15/30	209
180	Fannie Mae	7.25	5/15/30	241
250	Federal Farm Credit Bank	0.13	11/23/22	248
300	Federal Farm Credit Bank	0.25	2/26/24	288
500	Federal Farm Credit Bank	0.88	11/18/24	480
250	Federal Farm Credit Bank	1.13	1/6/25	241
75	Federal Farm Credit Bank, Callable 4/19/22 @ 100.00	1.24	12/23/30	66
100	Federal Home Loan Bank	0.13	8/28/23	97
200	Federal Home Loan Bank	0.13	6/2/23	196
200	Federal Home Loan Bank	0.50	11/9/23	195
100	Federal Home Loan Bank	1.25	12/21/26	94
500	Federal Home Loan Bank	1.38	2/17/23	498
50	Federal Home Loan Bank	2.13	3/10/23	50
150	Federal Home Loan Bank	2.88	9/13/24	152
300	Federal Home Loan Bank	3.38	9/8/23	305
65	Federal Home Loan Bank	5.50	7/15/36	86
50	Freddie Mac	0.13	10/16/23	48
300	Freddie Mac	0.25	8/24/23	292
100	Freddie Mac	0.25	12/4/23	97
250	Freddie Mac	0.25	11/6/23	242
150	Freddie Mac	0.38	7/21/25	140
200	Freddie Mac	0.38	5/5/23	197
250	Freddie Mac	0.38	9/23/25	232
100	Freddie Mac, Callable 4/27/22 @ 100.00	0.80	10/27/26	92
100	Freddie Mac	1.50	2/12/25	97
150	Freddie Mac	6.25	7/15/32	199
180	Freddie Mac	6.75	3/15/31	239
110	Tennessee Valley Authority	4.70	7/15/33	129
85	Tennessee Valley Authority	5.25	9/15/39	108
100	Tennessee Valley Authority	5.88	4/1/36	132
190	Tennessee Valley Authority	6.15	1/15/38	261
	Total U.S. Government Agency Securities			8,206

	U.S. Treasury Obligations — 96.05%
1,280	U S Treasury Note	1.13	1/15/25	1,233
625	U.S. Treasury Bond	1.13	8/15/40	489
1,285	U.S. Treasury Bond	1.25	5/15/50	959
715	U.S. Treasury Bond	1.38	11/15/40	584
1,385	U.S. Treasury Bond	1.38	8/15/50	1,067
1,370	U.S. Treasury Bond	1.63	11/15/50	1,124
1,360	U.S. Treasury Bond	1.75	8/15/41	1,178
695	U.S. Treasury Bond	1.88	2/15/51	607
640	U.S. Treasury Bond	1.88	2/15/41	569
1,425	U.S. Treasury Bond	1.88	11/15/51	1,248
590	U.S. Treasury Bond	2.00	11/15/41	533
1,345	U.S. Treasury Bond	2.00	2/15/50	1,210
1,885	U.S. Treasury Bond	2.00	8/15/51	1,698
1,260	U.S. Treasury Bond	2.25	8/15/46	1,178
405	U.S. Treasury Bond	2.25	2/15/52	388
1,250	U.S. Treasury Bond	2.25	8/15/49	1,187

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$115	U.S. Treasury Bond	2.38	2/15/42	$111
635	U.S. Treasury Bond	2.38	5/15/51	622
1,000	U.S. Treasury Bond	2.38	11/15/49	977
1,015	U.S. Treasury Bond	2.50	2/15/45	988
800	U.S. Treasury Bond	2.50	5/15/46	783
1,135	U.S. Treasury Bond	2.50	2/15/46	1,111
1,110	U.S. Treasury Bond	2.75	8/15/47	1,149
320	U.S. Treasury Bond	2.75	11/15/47	332
500	U.S. Treasury Bond	2.88	5/15/49	537
955	U.S. Treasury Bond	2.88	11/15/46	1,004
780	U.S. Treasury Bond	2.88	8/15/45	812
1,116	U.S. Treasury Bond	2.88	5/15/43	1,154
1,645	U.S. Treasury Bond	3.00	2/15/49	1,806
1,010	U.S. Treasury Bond	3.00	5/15/45	1,072
1,075	U.S. Treasury Bond	3.00	5/15/47	1,159
1,360	U.S. Treasury Bond	3.00	8/15/48	1,483
1,015	U.S. Treasury Bond	3.00	11/15/44	1,075
705	U.S. Treasury Bond	3.00	2/15/47	758
670	U.S. Treasury Bond	3.00	11/15/45	714
1,370	U.S. Treasury Bond	3.00	2/15/48	1,491
1,230	U.S. Treasury Bond	3.13	8/15/44	1,328
1,030	U.S. Treasury Bond	3.13	5/15/48	1,149
827	U.S. Treasury Bond	3.13	2/15/43	889
900	U.S. Treasury Bond	3.38	11/15/48	1,053
1,130	U.S. Treasury Bond	3.38	5/15/44	1,267
40	U.S. Treasury Bond	3.50	2/15/39	46
1,030	U.S. Treasury Bond	3.63	2/15/44	1,196
970	U.S. Treasury Bond	3.63	8/15/43	1,124
645	U.S. Treasury Bond	3.75	11/15/43	762
225	U.S. Treasury Bond	3.88	8/15/40	268
30	U.S. Treasury Bond	4.25	5/15/39	38
550	U.S. Treasury Bond	4.25	11/15/40	686
163	U.S. Treasury Bond	4.38	5/15/40	207
530	U.S. Treasury Bond	4.38	2/15/38	670
551	U.S. Treasury Bond	4.38	5/15/41	700
855	U.S. Treasury Bond	4.38	11/15/39	1,085
400	U.S. Treasury Bond	4.50	2/15/36	506
150	U.S. Treasury Bond	4.50	8/15/39	193
255	U.S. Treasury Bond	4.50	5/15/38	327
673	U.S. Treasury Bond	4.63	2/15/40	881
70	U.S. Treasury Bond	4.75	2/15/37	91
235	U.S. Treasury Bond	5.00	5/15/37	314
425	U.S. Treasury Bond	5.25	2/15/29	500
282	U.S. Treasury Bond	5.25	11/15/28	330
99	U.S. Treasury Bond	5.38	2/15/31	123
85	U.S. Treasury Bond	6.00	2/15/26	96
280	U.S. Treasury Bond	6.13	8/15/29	350
265	U.S. Treasury Bond	6.13	11/15/27	315
320	U.S. Treasury Bond	6.25	5/15/30	411
100	U.S. Treasury Bond	6.38	8/15/27	119
218	U.S. Treasury Bond	6.50	11/15/26	256
200	U.S. Treasury Bond	6.75	8/15/26	235
300	U.S. Treasury Bond	6.88	8/15/25	342
295	U.S. Treasury Bond	7.63	2/15/25	337
700	U.S. Treasury Note	0.13	7/15/23	683
745	U.S. Treasury Note	0.13	8/15/23	725
500	U.S. Treasury Note	0.13	8/31/23	486
1,505	U.S. Treasury Note	0.13	9/15/23	1,462
1,275	U.S. Treasury Note	0.13	1/15/24	1,227
1,485	U.S. Treasury Note	0.13	12/15/23	1,432
685	U.S. Treasury Note	0.13	10/15/23	664
500	U.S. Treasury Note	0.13	6/30/23	489
1,430	U.S. Treasury Note	0.13	4/30/23	1,404
1,035	U.S. Treasury Note	0.13	5/31/23	1,014
1,250	U.S. Treasury Note	0.13	2/15/24	1,200
250	U.S. Treasury Note	0.13	5/15/23	245
1,770	U.S. Treasury Note	0.25	8/31/25	1,638

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,990	U.S. Treasury Note	0.25	9/30/25	$1,838
1,030	U.S. Treasury Note	0.25	4/15/23	1,014
620	U.S. Treasury Note	0.25	6/30/25	576
200	U.S. Treasury Note	0.25	9/30/23	194
290	U.S. Treasury Note	0.25	7/31/25	269
1,680	U.S. Treasury Note	0.25	10/31/25	1,549
1,435	U.S. Treasury Note	0.25	3/15/24	1,378
700	U.S. Treasury Note	0.25	6/15/23	686
200	U.S. Treasury Note	0.25	11/15/23	194
1,090	U.S. Treasury Note	0.25	5/31/25	1,015
1,845	U.S. Treasury Note	0.38	9/30/27	1,647
235	U.S. Treasury Note	0.38	4/30/25	220
1,545	U.S. Treasury Note	0.38	12/31/25	1,426
1,400	U.S. Treasury Note	0.38	1/31/26	1,290
525	U.S. Treasury Note	0.38	7/31/27	471
800	U.S. Treasury Note	0.38	8/15/24	762
1,395	U.S. Treasury Note	0.38	9/15/24	1,325
510	U.S. Treasury Note	0.38	7/15/24	487
750	U.S. Treasury Note	0.50	6/30/27	678
175	U.S. Treasury Note	0.50	2/28/26	162
1,510	U.S. Treasury Note	0.50	3/31/25	1,423
250	U.S. Treasury Note	0.50	11/30/23	243
705	U.S. Treasury Note	0.50	4/30/27	639
1,275	U.S. Treasury Note	0.50	10/31/27	1,145
1,595	U.S. Treasury Note	0.50	8/31/27	1,436
1,200	U.S. Treasury Note	0.63	10/15/24	1,145
1,895	U.S. Treasury Note	0.63	8/15/30	1,646
225	U.S. Treasury Note	0.63	3/31/27	206
1,635	U.S. Treasury Note	0.63	7/31/26	1,509
1,840	U.S. Treasury Note	0.63	11/30/27	1,661
555	U.S. Treasury Note	0.63	12/31/27	500
1,875	U.S. Treasury Note	0.63	5/15/30	1,634
1,845	U.S. Treasury Note	0.75	8/31/26	1,710
2,115	U.S. Treasury Note	0.75	5/31/26	1,967
1,320	U.S. Treasury Note	0.75	3/31/26	1,231
1,375	U.S. Treasury Note	0.75	11/15/24	1,314
1,190	U.S. Treasury Note	0.75	4/30/26	1,108
1,400	U.S. Treasury Note	0.75	1/31/28	1,270
2,330	U.S. Treasury Note	0.88	11/15/30	2,064
1,910	U.S. Treasury Note	0.88	9/30/26	1,778
795	U.S. Treasury Note	0.88	6/30/26	742
215	U.S. Treasury Note	1.00	7/31/28	197
1,100	U.S. Treasury Note	1.00	12/15/24	1,057
1,550	U.S. Treasury Note	1.13	8/31/28	1,428
775	U.S. Treasury Note	1.13	10/31/26	729
2,965	U.S. Treasury Note	1.13	2/15/31	2,678
965	U.S. Treasury Note	1.13	2/28/25	928
650	U.S. Treasury Note	1.13	2/28/27	610
1,100	U.S. Treasury Note	1.13	11/30/26	1,041
35	U.S. Treasury Note	1.13	2/29/28	32
1,520	U.S. Treasury Note	1.25	9/30/28	1,411
660	U.S. Treasury Note	1.25	5/31/28	614
1,540	U.S. Treasury Note	1.25	3/31/28	1,436
670	U.S. Treasury Note	1.25	8/31/24	651
2,980	U.S. Treasury Note	1.25	8/15/31	2,709
1,625	U.S. Treasury Note	1.25	6/30/28	1,512
400	U.S. Treasury Note	1.25	7/31/23	396
1,520	U.S. Treasury Note	1.25	4/30/28	1,416
1,205	U.S. Treasury Note	1.38	1/31/25	1,168
3,000	U.S. Treasury Note	1.38	11/15/31	2,754
450	U.S. Treasury Note	1.38	8/31/26	429
1,485	U.S. Treasury Note	1.50	9/30/24	1,450
1,270	U.S. Treasury Note	1.50	10/31/24	1,239
1,915	U.S. Treasury Note	1.50	2/15/30	1,795
2,105	U.S. Treasury Note	1.50	1/31/27	2,012
1,220	U.S. Treasury Note	1.50	2/15/25	1,186
1,000	U.S. Treasury Note	1.50	8/15/26	958

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,090	U.S. Treasury Note	1.50	11/30/24	$1,062
810	U.S. Treasury Note	1.63	4/30/23	808
1,400	U.S. Treasury Note	1.63	2/15/26	1,353
945	U.S. Treasury Note	1.63	11/30/26	909
200	U.S. Treasury Note	1.63	10/31/23	198
1,000	U.S. Treasury Note	1.63	10/31/26	963
2,380	U.S. Treasury Note	1.63	5/15/31	2,241
600	U.S. Treasury Note	1.63	9/30/26	578
815	U.S. Treasury Note	1.63	5/31/23	812
1,550	U.S. Treasury Note	1.63	8/15/29	1,470
745	U.S. Treasury Note	1.75	7/31/24	733
790	U.S. Treasury Note	1.75	11/15/29	756
1,100	U.S. Treasury Note	1.75	12/31/26	1,064
1,603	U.S. Treasury Note	1.75	5/15/23	1,600
1,075	U.S. Treasury Note	1.75	1/31/29	1,029
1,095	U.S. Treasury Note	1.75	3/15/25	1,072
175	U.S. Treasury Note	1.75	6/30/24	172
1,160	U.S. Treasury Note	1.75	12/31/24	1,137
475	U.S. Treasury Note	1.88	6/30/26	463
1,150	U.S. Treasury Note	1.88	2/28/27	1,119
390	U.S. Treasury Note	1.88	7/31/26	380
720	U.S. Treasury Note	1.88	2/15/32	691
990	U.S. Treasury Note	1.88	8/31/24	976
1,110	U.S. Treasury Note	2.00	4/30/24	1,101
1,421	U.S. Treasury Note	2.00	2/15/25	1,401
1,885	U.S. Treasury Note	2.00	11/15/26	1,843
1,825	U.S. Treasury Note	2.00	8/15/25	1,793
1,710	U.S. Treasury Note	2.00	5/31/24	1,696
1,145	U.S. Treasury Note	2.13	2/29/24	1,141
590	U.S. Treasury Note	2.13	7/31/24	586
445	U.S. Treasury Note	2.13	11/30/24	441
1,065	U.S. Treasury Note	2.13	9/30/24	1,056
557	U.S. Treasury Note	2.13	11/30/23	556
950	U.S. Treasury Note	2.13	3/31/24	946
385	U.S. Treasury Note	2.13	5/15/25	380
1,675	U.S. Treasury Note	2.25	11/15/25	1,658
1,775	U.S. Treasury Note	2.25	11/15/27	1,754
790	U.S. Treasury Note	2.25	10/31/24	785
950	U.S. Treasury Note	2.25	12/31/23	950
1,955	U.S. Treasury Note	2.25	11/15/24	1,943
795	U.S. Treasury Note	2.25	12/31/24	790
810	U.S. Treasury Note	2.25	1/31/24	809
1,785	U.S. Treasury Note	2.25	2/15/27	1,766
700	U.S. Treasury Note	2.25	4/30/24	698
1,770	U.S. Treasury Note	2.25	8/15/27	1,750
340	U.S. Treasury Note	2.38	4/30/26	338
1,125	U.S. Treasury Note	2.38	2/29/24	1,126
1,860	U.S. Treasury Note	2.38	5/15/29	1,855
1,675	U.S. Treasury Note	2.38	8/15/24	1,671
1,810	U.S. Treasury Note	2.38	5/15/27	1,802
990	U.S. Treasury Note	2.50	3/31/23	998
1,020	U.S. Treasury Note	2.50	1/31/25	1,020
1,065	U.S. Treasury Note	2.50	5/15/24	1,067
1,300	U.S. Treasury Note	2.50	1/31/24	1,304
1,370	U.S. Treasury Note	2.50	8/15/23	1,378
850	U.S. Treasury Note	2.50	2/28/26	849
500	U.S. Treasury Note	2.63	6/30/23	504
1,055	U.S. Treasury Note	2.63	1/31/26	1,059
955	U.S. Treasury Note	2.63	3/31/25	958
1,785	U.S. Treasury Note	2.63	2/15/29	1,806
1,250	U.S. Treasury Note	2.63	12/31/23	1,258
1,205	U.S. Treasury Note	2.63	12/31/25	1,209
585	U.S. Treasury Note	2.75	5/31/23	591
980	U.S. Treasury Note	2.75	4/30/23	990
1,010	U.S. Treasury Note	2.75	8/31/25	1,017
1,897	U.S. Treasury Note	2.75	11/15/23	1,913
745	U.S. Treasury Note	2.75	8/31/23	752

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,050	U.S. Treasury Note	2.75	7/31/23	$1,060
2,120	U.S. Treasury Note	2.75	2/15/28	2,152
1,620	U.S. Treasury Note	2.75	2/15/24	1,632
1,105	U.S. Treasury Note	2.88	10/31/23	1,117
800	U.S. Treasury Note	2.88	11/30/25	809
500	U.S. Treasury Note	2.88	9/30/23	505
1,230	U.S. Treasury Note	2.88	8/15/28	1,260
1,995	U.S. Treasury Note	2.88	5/15/28	2,041
505	U.S. Treasury Note	2.88	5/31/25	510
750	U.S. Treasury Note	2.88	11/30/23	758
1,000	U.S. Treasury Note	2.88	7/31/25	1,011
880	U.S. Treasury Note	3.00	10/31/25	894
995	U.S. Treasury Note	3.00	9/30/25	1,010
1,380	U.S. Treasury Note	3.13	11/15/28	1,436
400	U.S. Treasury Note	5.50	8/15/28	471
	Total U.S. Treasury Obligations			230,201

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	120
	Total Yankee Dollar			120

	Total Investments (cost $243,817) — 99.52%			238,527
	Other assets in excess of liabilities — 0.48%			1,144
	Net Assets — 100.00%			$239,671

As of March 31, 2022, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds — 74.44%
$750	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	$788
1,954	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	2,071
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	514
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	158
2,155	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75		11/20/25	2,259
1,935	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	1,755
1,525	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	1,691
1,880	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35		6/1/40	1,955
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10		3/1/28	2,048
790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	860
2,295	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	2,708
2,250	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	2,370
740	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	778
2,046	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	2,341
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	684
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	258
1,145	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	1,146
4,501	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(a)	12/20/28	4,462
5,225	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(a)	2/7/30	5,294
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,768
265	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00		2/24/50	229
1,110	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	1,214
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	2,796
1,315	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	1,206
1,885	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	1,873
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)	(a)	1/28/26	485
700	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	700
2,022	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	2,076
500	CF Industries, Inc. (Chemicals)	3.45		6/1/23	506
3,530	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	3,738
310	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	391
5,835	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	5,781
650	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.07 (US0003M + 119 bps)	(a)	4/23/29	663
1,310	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(a)	3/31/31	1,360
400	Comcast Corp. (Media), Callable 8/1/49 @ 100.00	3.45		2/1/50	376
295	Comcast Corp. (Media)	4.65		7/15/42	325
2,185	Comcast Corp. (Media)	4.75		3/1/44	2,452
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	229
2,195	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	2,115
2,050	CSX Corp. (Road & Rail)	6.22		4/30/40	2,629
822	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	861
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	2,636
260	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/47 @ 100.00	5.05		3/25/48	295
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	1,794
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85		12/15/25	341
1,958	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	2,037

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,005	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	$963
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	1,837
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	637
569	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10		9/15/27	569
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	838
2,332	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,452
1,991	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	1,815
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	1,254
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	232
428	General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00	4.20		10/1/27	431
3,495	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	3,747
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,220
1,890	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	1,963
1,512	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	1,512
560	International Business Machines Corp. (IT Services)	4.00		6/20/42	571
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	953
310	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(a)	5/1/28	310
3,018	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(a)	5/6/30	3,030
5,705	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)	(a)	4/23/29	5,829
208	JPMorgan Chase & Co. (Banks)	8.00		4/29/27	250
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	1,844
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	193
1,365	Lincoln National Corp. (Insurance)	7.00		6/15/40	1,803
40	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80		3/1/45	41
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	698
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	792
1,165	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	1,169
1,275	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/15/28 @ 100.00	2.45		4/15/28	1,175
205	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/1/22 @ 102.13	4.25		9/1/25	207
2,055	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	1,923
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	942
1,235	Morgan Stanley (Capital Markets)	3.63		1/20/27	1,245
4,555	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(a)	1/23/30	4,759
1,580	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50		4/15/30	1,453
1,615	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/15/29 @ 100.00	2.40		3/15/30	1,482
450	Netflix, Inc. (Entertainment)	5.88		2/15/25	479
1,000	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	913
1,075	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	1,127
1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	1,242
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	2,461
1,460	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13		5/15/45	1,309
895	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels)	5.63		7/1/24	940
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	1,172
400	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	443
1,435	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	1,436
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	1,448
2,534	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	3,022
495	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	530

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	$198
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	260
809	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30		8/15/25	757
610	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	545
2,501	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	2,385
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50		3/15/27	1,236
864	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	897
930	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20		12/1/31	827
959	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	980
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	327
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	924
1,095	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	1,171
156	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	158
3,371	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	3,388
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,560
1,850	TCI Communications, Inc. (Media)	7.88		2/15/26	2,159
4,150	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(a)	6/5/28	4,152
2,234	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	2,258
530	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/31/37 @ 100.00	4.02 (US0003M + 137 bps)	(a)	10/31/38	534
345	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	390
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	1,462
1,065	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	1,086
2	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	2
575	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40		10/1/48	687
430	The Travelers Companies, Inc. (Insurance)	5.35		11/1/40	519
296	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	377
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	1,676
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	562
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	158
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	743
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	911
490	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	568
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,458
3,380	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/50 @ 100.00	3.55		3/22/51	3,184
1,870	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	1,968
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	623
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	894
2,525	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(a)	10/30/30	2,399
3,679	Wells Fargo & Co. (Banks)	3.00		4/22/26	3,642
775	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(a)	5/22/28	775
770	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	797
340	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	434
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	3,172
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,486
	Total Corporate Bonds				196,366

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars — 8.94%
$850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	$1,038
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	764
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,698
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	843
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,528
1,285	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	1,176
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,484
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,264
1,365	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	1,203
1	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	1
560	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95		5/15/43	577
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	973
1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,541
1,655	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,157
180	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	183
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	974
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,583
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	939
645	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	715
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	864
340	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 4/16/43 @ 100.00	5.00		10/16/43	375
586	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	701
	Total Yankee Dollars				23,581

	Loan Participations and Assignments — 4.96%
13,600	Centric Commercial Funding, LP(c)(d)	6.50 (US00001M with 1.00% floor + 550 bps)		10/9/22	13,073
	Total Loan Participations and Assignments				13,073

Shares
	Investment Companies — 11.08%
5,175	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	0.13(e)			5
4,651,462	State Street Institutional Treasury Money Market Fund, Premier Class	0.20(e)			4,651
24,570,450	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20(e)			24,571
	Total Investment Companies				29,227

	Total Investments (cost $273,477) — 99.42%				262,247
	Other assets in excess of liabilities — 0.58%				1,517
	Net Assets — 100.00%				$263,764

^	All or part of this security was on loan as of March 31, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2022.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2022.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on March 31, 2022.
(c)	The original loan commitment represents $16,000. The unfunded commitment represents $2,880 as of March 31, 2022 (amounts in thousands).
(d)	Security was valued using significant unobservable inputs as of March 31, 2022.
(e)	Annualized 7-day yield as of period-end.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	74.44%	-	74.44%
Yankee Dollars	8.94%	-	8.94%
Loan Participations and Assignments	-	4.96%	4.96%
Investment Companies	1.77%	9.31%	11.08%
Other Assets (Liabilities)	0.80%	-0.22%	0.58%
Total Net Assets	85.95%	14.05%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.63%
$150	American Express Credit Account Master Trust, Series 2021-1, Class - A	0.90		11/15/26	$143
140	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2	1.39		7/15/30	128
200	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 3/20/24 @ 100.00	0.39		10/21/24	194
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 4/21/24 @ 100.00	0.42		1/21/28	96
300	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class - A3, Callable 2/15/24 @ 100.00	0.40		11/15/24	292
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 11/15/24 @ 100.00	0.39		6/15/26	95
200	World Omni Auto Receivables Trust, Series 2021-C, Class A4, Callable 2/15/25 @ 100.00	0.64		9/15/27	190
200	World Omni Auto Receivables Trust, Series 2020-B, Class - A4, Callable 3/15/24 @ 100.00	0.82		1/15/26	192
	Total Asset Backed Securities				1,330

	Collateralized Mortgage Obligations — 6.07%
150	Bank, Series 2020-BNK26, Class - A4, Callable 2/15/30 @ 100.00	2.40		3/15/63	140
100	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85		10/15/52	97
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18		8/15/61	99
250	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	254
300	Bank, Series 2018-BN10, Class - A5, Callable 1/15/28 @ 100.00	3.69		2/15/61	305
100	Bank, Series 2019-BN17, Class - A4, Callable 3/15/29 @ 100.00	3.71		4/15/52	102
98	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB, Callable 6/15/26 @ 100.00	3.37		2/15/50	98
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 3/15/30 @ 100.00	2.44		4/15/53	55
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	95
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02		3/15/52	259
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 8/10/28 @ 100.00	4.26		10/10/51	210
210	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 11/10/24 @ 100.00	2.88		2/10/48	207
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	95
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	146
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 1/10/26 @ 100.00	3.31		4/10/49	99
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 1/10/26 @ 100.00	3.62		2/10/49	100
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	228
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18		2/10/48	181
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5, Callable 1/10/25 @ 100.00	3.35		2/10/48	80
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5, Callable 5/10/23 @ 100.00	3.61	(a)	6/10/46	258
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/24 @ 100.00	3.97		8/10/47	100
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 9/10/23 @ 100.00	5.11	(a)	8/10/50	102
158	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 7/15/25 @ 100.00	3.31		11/15/49	157
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82		2/25/30	190
242	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72		10/25/24	241
197	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	197
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	100
246	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.07	(a)	6/25/27	248
189	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.16	(a)	11/25/27	189
248	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58	(a)	8/25/28	258
192	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63	(a)	11/25/28	202

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class - A2, Callable 8/25/30 @ 100.00	1.41		8/25/30	$267
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2, Callable 8/25/28 @ 100.00	3.90	(a)	8/25/28	424
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 5/25/35 @ 100.00	1.72		5/25/35	254
98	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 10/25/29 @ 100.00	1.78		10/25/29	93
190	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 1/25/31 @ 100.00	2.07		1/25/31	178
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-1521, Class A2, Callable 8/25/36 @ 100.00	2.18		8/25/36	266
47	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 6/25/29 @ 100.00	2.26		6/25/29	46
72	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 6/25/26 @ 100.00	2.34		7/25/26	71
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 3/25/26 @ 100.00	2.67		3/25/26	347
148	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	148
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2, Callable 12/25/24 @ 100.00	3.06		12/25/24	367
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 4/25/29 @ 100.00	3.30		4/25/29	102
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2, Callable 5/25/23 @ 100.00	3.31	(a)	5/25/23	185
1	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2, Callable 2/25/23 @ 100.00	3.32	(a)	2/25/23	1
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33	(a)	5/25/25	101
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51		3/25/29	259
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2, Callable 12/25/28 @ 100.00	3.77		12/25/28	262
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85		5/25/28	528
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 2/10/26 @ 100.00	2.79		5/10/49	223
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00		9/1/52	194
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 12/13/29 @ 100.00	3.17	(a)	2/13/53	96
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 2/10/27 @ 100.00	3.67		3/10/50	253
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.15	(a)	7/10/51	104
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/24 @ 100.00	3.64		11/15/47	137
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 8/15/24 @ 100.00	3.80		9/15/47	184
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5, Callable 9/15/23 @ 100.00	4.13		11/15/45	185
51	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB, Callable 11/15/24 @ 100.00	3.15		3/15/48	51
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4, Callable 12/15/24 @ 100.00	3.25		2/15/48	181
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 11/15/24 @ 100.00	3.53		12/15/47	200
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 4/15/27 @ 100.00	3.60		5/15/50	201
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/15/24 @ 100.00	3.74		8/15/47	100
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 3/15/27 @ 100.00	3.26		6/15/50	197
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06		10/10/48	98
50	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 11/15/24 @ 100.00	0.26		5/15/25	49

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04	10/15/52	$119
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 4/15/26 @ 100.00	3.10	6/15/49	490
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 7/15/25 @ 100.00	3.66	9/15/58	183
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	125
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5, Callable 5/15/24 @ 100.00	3.82	8/15/50	170
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07	2/15/48	136
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 9/15/28 @ 100.00	4.44	9/15/61	106
	Total Collateralized Mortgage Obligations			12,773

	U.S. Government Agency Mortgages — 83.93%
146	Fannie Mae, Pool #FM9249	1.50	10/1/41	131
433	Fannie Mae, Pool #CA7695	1.50	11/1/50	386
409	Fannie Mae, Pool #CB0310	1.50	4/1/36	388
97	Fannie Mae, Pool #MA4445	1.50	10/1/41	88
430	Fannie Mae, Pool #MA4441	1.50	10/1/36	408
425	Fannie Mae, Pool #MA4417	1.50	9/1/36	403
421	Fannie Mae, Pool #CA7696	1.50	11/1/50	376
22	Fannie Mae, Pool #MA4181	1.50	11/1/50	20
476	Fannie Mae, Pool #MA4354	1.50	6/1/51	425
363	Fannie Mae, Pool #BQ3141	1.50	10/1/35	345
418	Fannie Mae, Pool #FM6579	1.50	3/1/51	373
432	Fannie Mae, Pool #MA4236	1.50	1/1/51	386
235	Fannie Mae, Pool #MA4302	1.50	4/1/36	223
420	Fannie Mae, Pool #MA4304	1.50	4/1/51	375
455	Fannie Mae, Pool #CB0711	1.50	6/1/51	407
160	Fannie Mae, Pool #MA4310	1.50	4/1/41	144
198	Fannie Mae, Pool #MA4266	1.50	1/1/41	179
188	Fannie Mae, Pool #MA4386	1.50	7/1/41	169
486	Fannie Mae, Pool #MA4397	1.50	8/1/51	434
438	Fannie Mae, Pool #MA4280	1.50	3/1/51	392
89	Fannie Mae, Pool #MA4286	1.50	2/1/41	81
425	Fannie Mae, Pool #MA4343	1.50	5/1/51	379
299	Fannie Mae, Pool #BQ5781	1.50	11/1/35	284
46	Fannie Mae, Pool #MA4342	1.50	4/1/41	41
394	Fannie Mae, Pool #MA4255	2.00	2/1/51	366
454	Fannie Mae, Pool #MA4442	2.00	10/1/36	441
419	Fannie Mae, Pool #BR2176	2.00	7/1/36	407
19	Fannie Mae, Pool #AY4232	2.00	5/1/30	19
12	Fannie Mae, Pool #CA0052	2.00	7/1/32	11
197	Fannie Mae, Pool #MA4176	2.00	10/1/40	184
385	Fannie Mae, Pool #CA9183	2.00	2/1/36	374
361	Fannie Mae, Pool #CA7224	2.00	10/1/50	335
473	Fannie Mae, Pool #MA4378	2.00	7/1/51	439
351	Fannie Mae, Pool #FM3755	2.00	9/1/35	342
268	Fannie Mae, Pool #FM4039	2.00	10/1/35	261
438	Fannie Mae, Pool #CA7833	2.00	11/1/50	407
248	Fannie Mae, Pool #MA4437	2.00	10/1/51	231
495	Fannie Mae, Pool #MA4511	2.00	1/1/52	460
48	Fannie Mae, Pool #MA2906	2.00	2/1/32	47
164	Fannie Mae, Pool #BP6626	2.00	8/1/50	152
269	Fannie Mae, Pool #MA4119	2.00	9/1/50	250
485	Fannie Mae, Pool #CA8252	2.00	12/1/45	451
138	Fannie Mae, Pool #MA4155	2.00	10/1/35	134
271	Fannie Mae, Pool #SB8061	2.00	9/1/35	263
425	Fannie Mae, Pool #CB0325	2.00	4/1/51	395
445	Fannie Mae, Pool #CB0497	2.00	5/1/51	415
448	Fannie Mae, Pool #CB0684	2.00	6/1/51	416
238	Fannie Mae, Pool #CA8118	2.00	12/1/50	221

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$415	Fannie Mae, Pool #FM6448	2.00	3/1/51	$386
16	Fannie Mae, Pool #BJ4362	2.00	11/1/32	15
462	Fannie Mae, Pool #BT0240	2.00	9/1/51	429
402	Fannie Mae, Pool #MA4281	2.00	3/1/51	373
438	Fannie Mae, Pool #CA8110	2.00	12/1/50	406
99	Fannie Mae, Pool #FS0317	2.00	2/1/42	93
389	Fannie Mae, Pool #MA4237	2.00	1/1/51	361
257	Fannie Mae, Pool #BR4435	2.00	4/1/51	238
155	Fannie Mae, Pool #MA4287	2.00	3/1/41	144
455	Fannie Mae, Pool #MA4182	2.00	11/1/50	423
413	Fannie Mae, Pool #FM6555	2.00	4/1/51	385
144	Fannie Mae, Pool #FM5453	2.00	1/1/41	135
264	Fannie Mae, Pool #FM5044	2.00	12/1/50	245
424	Fannie Mae, Pool #FM5308	2.00	12/1/50	394
386	Fannie Mae, Pool #MA4303	2.00	4/1/36	375
461	Fannie Mae, Pool #FM9579	2.00	7/1/51	428
255	Fannie Mae, Pool #MA4325	2.00	5/1/51	237
466	Fannie Mae, Pool #FM9704	2.00	12/1/51	433
424	Fannie Mae, Pool #MA4128	2.00	9/1/40	398
447	Fannie Mae, Pool #CA8687	2.00	1/1/51	415
192	Fannie Mae, Pool #MA4333	2.00	5/1/41	181
423	Fannie Mae, Pool #MA4360	2.00	6/1/36	411
22	Fannie Mae, Pool #AS0001	2.00	7/1/28	21
170	Fannie Mae, Pool #MA4204	2.00	12/1/40	159
120	Fannie Mae, Pool #AS1058	2.00	11/1/28	117
418	Fannie Mae, Pool #FM6852	2.00	5/1/51	388
489	Fannie Mae, Pool #FM7411	2.00	5/1/51	455
411	Fannie Mae, Pool #MA4305	2.00	4/1/51	382
391	Fannie Mae, Pool #MA4403	2.00	8/1/36	380
296	Fannie Mae, Pool #MA4208	2.00	12/1/50	275
382	Fannie Mae, Pool #CA7225	2.00	10/1/50	355
274	Fannie Mae, Pool #BU7103	2.00	12/1/51	255
272	Fannie Mae, Pool #FS0355	2.00	9/1/51	252
98	Fannie Mae, Pool #MA4474	2.00	11/1/41	92
371	Fannie Mae, Pool #BP9370	2.00	7/1/50	345
389	Fannie Mae, Pool #BQ8341	2.00	12/1/50	361
460	Fannie Mae, Pool #CB1787	2.00	10/1/51	427
554	Fannie Mae, Pool #FM4788	2.00	11/1/50	514
404	Fannie Mae, Pool #BQ7777	2.00	3/1/36	392
410	Fannie Mae, Pool #BQ9685	2.00	1/1/51	381
47	Fannie Mae, Pool #MA4071	2.00	7/1/40	44
34	Fannie Mae, Pool #MA4093	2.00	8/1/40	32
564	Fannie Mae, Pool #BQ5112	2.00	11/1/50	524
412	Fannie Mae, Pool #CA8850	2.00	2/1/51	383
396	Fannie Mae, Pool #BQ3004	2.00	10/1/50	367
436	Fannie Mae, Pool #CB1620	2.00	9/1/51	405
11	Fannie Mae, Pool #MA3788	2.50	9/1/39	10
279	Fannie Mae, Pool #CA6074	2.50	6/1/50	267
470	Fannie Mae, Pool #BU5917	2.50	12/1/51	450
273	Fannie Mae, Pool #FM2881	2.50	4/1/50	261
118	Fannie Mae, Pool #MA3827	2.50	11/1/34	117
100	Fannie Mae, Pool #AO3019	2.50	5/1/27	99
26	Fannie Mae, Pool #MA3737	2.50	8/1/34	26
13	Fannie Mae, Pool #ZT2094	2.50	6/1/34	12
464	Fannie Mae, Pool #CB1784	2.50	10/1/51	443
291	Fannie Mae, Pool #CA6304	2.50	7/1/50	279
209	Fannie Mae, Pool #MA4183	2.50	11/1/50	200
466	Fannie Mae, Pool #CB1828	2.50	10/1/51	445
255	Fannie Mae, Pool #BK2588	2.50	5/1/50	245
342	Fannie Mae, Pool #CA7237	2.50	10/1/50	327
7	Fannie Mae, Pool #AS8172	2.50	10/1/36	7
16	Fannie Mae, Pool #AS8437	2.50	12/1/36	15
298	Fannie Mae, Pool #MA4256	2.50	2/1/51	286
379	Fannie Mae, Pool #CA8131	2.50	12/1/50	362
108	Fannie Mae, Pool #AP4742	2.50	8/1/27	107
31	Fannie Mae, Pool #MA3801	2.50	10/1/49	30
82	Fannie Mae, Pool #BE3032	2.50	1/1/32	81

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$211	Fannie Mae, Pool #MA3246	2.50	1/1/33	$209
164	Fannie Mae, Pool #MA3902	2.50	12/1/49	157
118	Fannie Mae, Pool #MA3765	2.50	9/1/49	113
81	Fannie Mae, Pool #AS4946	2.50	5/1/30	80
8	Fannie Mae, Pool #MA2888	2.50	1/1/47	8
39	Fannie Mae, Pool #MA3217	2.50	12/1/32	39
286	Fannie Mae, Pool #FM4231	2.50	9/1/50	274
30	Fannie Mae, Pool #AS4660	2.50	3/1/30	30
295	Fannie Mae, Pool #CA6075	2.50	6/1/50	282
77	Fannie Mae, Pool #AU6387	2.50	11/1/28	77
20	Fannie Mae, Pool #AS0513	2.50	8/1/43	19
470	Fannie Mae, Pool #BU1451	2.50	1/1/52	449
47	Fannie Mae, Pool #AS8246	2.50	11/1/31	46
352	Fannie Mae, Pool #CA8955	2.50	2/1/51	337
173	Fannie Mae, Pool #MA4541	2.50	2/1/42	168
474	Fannie Mae, Pool #FM9033	2.50	10/1/51	453
456	Fannie Mae, Pool #FM8997	2.50	10/1/51	435
21	Fannie Mae, Pool #MA1270	2.50	11/1/32	20
268	Fannie Mae, Pool #BO4657	2.50	11/1/49	257
61	Fannie Mae, Pool #MA3764	2.50	9/1/34	61
147	Fannie Mae, Pool #MA4099	2.50	8/1/35	146
116	Fannie Mae, Pool #MA3154	2.50	10/1/32	116
121	Fannie Mae, Pool #MA1277	2.50	12/1/27	121
86	Fannie Mae, Pool #FM3296	2.50	5/1/35	85
442	Fannie Mae, Pool #CB0415	2.50	5/1/51	422
84	Fannie Mae, Pool #AB7391	2.50	12/1/42	81
383	Fannie Mae, Pool #BQ5110	2.50	11/1/50	367
131	Fannie Mae, Pool #MA1210	2.50	10/1/27	130
74	Fannie Mae, Pool #MA3965	2.50	3/1/40	72
170	Fannie Mae, Pool #BQ0329	2.50	7/1/50	163
243	Fannie Mae, Pool #FM3027	2.50	12/1/46	235
313	Fannie Mae, Pool #FM3494	2.50	4/1/48	302
180	Fannie Mae, Pool #MA2730	2.50	8/1/46	174
60	Fannie Mae, Pool #MA3955	2.50	3/1/35	59
81	Fannie Mae, Pool #MA4053	2.50	6/1/35	80
259	Fannie Mae, Pool #MA4210	2.50	12/1/50	248
13	Fannie Mae, Pool #MA3830	2.50	11/1/39	13
65	Fannie Mae, Pool #AS8892	2.50	2/1/32	65
416	Fannie Mae, Pool #BR7857	2.50	5/1/51	398
28	Fannie Mae, Pool #AZ6458	2.50	7/1/30	27
55	Fannie Mae, Pool #AU5334	2.50	11/1/28	55
59	Fannie Mae, Pool #MA3896	2.50	1/1/35	59
79	Fannie Mae, Pool #BC9041	2.50	11/1/31	79
30	Fannie Mae, Pool #MA4016	2.50	5/1/40	29
328	Fannie Mae, Pool #FM3878	2.50	7/1/50	314
6	Fannie Mae, Pool #MA2789	2.50	10/1/36	5
225	Fannie Mae, Pool #MA4075	2.50	7/1/35	222
455	Fannie Mae, Pool #CB1556	2.50	9/1/51	434
245	Fannie Mae, Pool #CB1131	2.50	7/1/51	234
80	Fannie Mae, Pool #AU2619	2.50	8/1/28	80
34	Fannie Mae, Pool #AT2717	2.50	5/1/43	33
10	Fannie Mae, Pool #MA2854	2.50	12/1/46	10
355	Fannie Mae, Pool #FM4309	2.50	9/1/50	340
162	Fannie Mae, Pool #MA3990	2.50	4/1/50	155
280	Fannie Mae, Pool #MA4078	2.50	7/1/50	268
32	Fannie Mae, Pool #BJ3944	2.50	1/1/33	31
11	Fannie Mae, Pool #MA1511	2.50	7/1/33	11
351	Fannie Mae, Pool #FM4638	2.50	10/1/50	335
275	Fannie Mae, Pool #BP5878	2.50	6/1/50	263
281	Fannie Mae, Pool #MA4096	2.50	8/1/50	269
245	Fannie Mae, Pool #CA8132	2.50	12/1/50	234
25	Fannie Mae, Pool #MA2868	2.50	1/1/32	25
24	Fannie Mae, Pool #BJ3742	2.50	12/1/32	23
31	Fannie Mae, Pool #MA3282	2.50	2/1/33	31
275	Fannie Mae, Pool #MA4159	2.50	10/1/50	264
33	Fannie Mae, Pool #AQ3223	3.00	11/1/27	34
99	Fannie Mae, Pool #MA3774	3.00	9/1/49	98

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$40	Fannie Mae, Pool #AL8861	3.00	7/1/31	$40
146	Fannie Mae, Pool #AT7620	3.00	6/1/43	146
35	Fannie Mae, Pool #MA2230	3.00	4/1/35	35
72	Fannie Mae, Pool #BD5545	3.00	10/1/46	71
113	Fannie Mae, Pool #MA2246	3.00	4/1/30	114
134	Fannie Mae, Pool #AS7904	3.00	9/1/46	133
11	Fannie Mae, Pool #AK0006	3.00	1/1/27	11
110	Fannie Mae, Pool #MA2806	3.00	11/1/46	109
8	Fannie Mae, Pool #AL9848	3.00	3/1/47	8
32	Fannie Mae, Pool #AU7890	3.00	9/1/28	32
251	Fannie Mae, Pool #AO0752	3.00	4/1/42	251
15	Fannie Mae, Pool #AR7426	3.00	7/1/43	15
96	Fannie Mae, Pool #AU3735	3.00	8/1/43	96
110	Fannie Mae, Pool #BC4764	3.00	10/1/46	109
18	Fannie Mae, Pool #AT1575	3.00	5/1/43	18
180	Fannie Mae, Pool #AP2465	3.00	8/1/42	179
11	Fannie Mae, Pool #AX8309	3.00	11/1/29	11
50	Fannie Mae, Pool #AS7908	3.00	9/1/46	50
38	Fannie Mae, Pool #BD5076	3.00	2/1/32	38
103	Fannie Mae, Pool #AK3302	3.00	3/1/27	104
458	Fannie Mae, Pool #AP6375	3.00	9/1/42	456
75	Fannie Mae, Pool #BE1901	3.00	12/1/46	75
28	Fannie Mae, Pool #BJ2996	3.00	1/1/33	28
17	Fannie Mae, Pool #BK1015	3.00	2/1/33	18
39	Fannie Mae, Pool #MA2773	3.00	10/1/36	39
46	Fannie Mae, Pool #BE4400	3.00	1/1/47	46
31	Fannie Mae, Pool #AS8438	3.00	12/1/36	30
143	Fannie Mae, Pool #FM1370	3.00	4/1/46	142
27	Fannie Mae, Pool #CA5423	3.00	3/1/50	26
42	Fannie Mae, Pool #CA3788	3.00	7/1/49	42
31	Fannie Mae, Pool #MA3934	3.00	2/1/40	30
129	Fannie Mae, Pool #MA3937	3.00	2/1/50	127
155	Fannie Mae, Pool #BD2446	3.00	1/1/47	154
28	Fannie Mae, Pool #AS8424	3.00	12/1/36	28
135	Fannie Mae, Pool #MA3905	3.00	1/1/50	133
24	Fannie Mae, Pool #MA3237	3.00	1/1/48	23
65	Fannie Mae, Pool #FM2132	3.00	1/1/50	64
15	Fannie Mae, Pool #MA2087	3.00	11/1/34	15
204	Fannie Mae, Pool #AP6493	3.00	9/1/42	203
378	Fannie Mae, Pool #AQ7920	3.00	12/1/42	378
36	Fannie Mae, Pool #AS2312	3.00	5/1/29	36
114	Fannie Mae, Pool #BN7703	3.00	8/1/49	112
133	Fannie Mae, Pool #AL9865	3.00	2/1/47	131
144	Fannie Mae, Pool #BO2201	3.00	9/1/49	142
121	Fannie Mae, Pool #BO3192	3.00	10/1/49	119
31	Fannie Mae, Pool #MA3331	3.00	4/1/48	30
183	Fannie Mae, Pool #MA4020	3.00	5/1/50	180
37	Fannie Mae, Pool #MA3831	3.00	11/1/39	36
46	Fannie Mae, Pool #MA3127	3.00	9/1/37	46
251	Fannie Mae, Pool #MA3834	3.00	11/1/49	247
28	Fannie Mae, Pool #MA3247	3.00	1/1/33	29
24	Fannie Mae, Pool #MA3958	3.00	3/1/40	24
17	Fannie Mae, Pool #MA3185	3.00	11/1/37	16
33	Fannie Mae, Pool #MA3631	3.00	4/1/34	33
82	Fannie Mae, Pool #MA3960	3.00	3/1/50	81
87	Fannie Mae, Pool #MA3106	3.00	8/1/47	86
11	Fannie Mae, Pool #MA3657	3.00	5/1/34	11
198	Fannie Mae, Pool #BP1932	3.00	4/1/50	194
21	Fannie Mae, Pool #BE9547	3.00	4/1/47	20
111	Fannie Mae, Pool #MA3082	3.00	7/1/47	109
167	Fannie Mae, Pool #CA5668	3.00	5/1/50	164
67	Fannie Mae, Pool #CA5519	3.00	4/1/50	65
46	Fannie Mae, Pool #B09169	3.00	12/1/49	45
134	Fannie Mae, Pool #B08947	3.00	1/1/50	132
90	Fannie Mae, Pool #BO7242	3.00	1/1/50	89
165	Fannie Mae, Pool #B06219	3.00	12/1/49	162
23	Fannie Mae, Pool #MA3897	3.00	1/1/35	23

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$26	Fannie Mae, Pool #CA4860	3.00	12/1/49	$25
119	Fannie Mae, Pool #CA5729	3.00	5/1/50	117
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	5
141	Fannie Mae, Pool #AB8897	3.00	4/1/43	140
41	Fannie Mae, Pool #MA3991	3.00	4/1/50	40
57	Fannie Mae, Pool #CA3754	3.00	6/1/34	57
15	Fannie Mae, Pool #MA1058	3.00	5/1/32	15
21	Fannie Mae, Pool #MA2579	3.00	4/1/36	20
60	Fannie Mae, Pool #MA1401	3.00	4/1/33	60
15	Fannie Mae, Pool #MA2897	3.00	2/1/37	15
59	Fannie Mae, Pool #AS7238	3.00	5/1/46	59
145	Fannie Mae, Pool #MA2956	3.00	4/1/47	143
12	Fannie Mae, Pool #MA3078	3.00	7/1/37	12
39	Fannie Mae, Pool #MA2149	3.00	1/1/30	39
78	Fannie Mae, Pool #AY4829	3.00	5/1/45	77
41	Fannie Mae, Pool #FM4317	3.00	9/1/50	40
26	Fannie Mae, Pool #MA3304	3.00	3/1/48	26
68	Fannie Mae, Pool #FM1552	3.00	12/1/47	68
52	Fannie Mae, Pool #AZ0538	3.00	9/1/30	52
136	Fannie Mae, Pool #MA4079	3.00	7/1/50	134
157	Fannie Mae, Pool #BP6466	3.00	7/1/50	154
39	Fannie Mae, Pool #AL9996	3.00	4/1/32	39
6	Fannie Mae, Pool #MA3100	3.00	8/1/37	6
148	Fannie Mae, Pool #AT0682	3.00	4/1/43	148
53	Fannie Mae, Pool #AW7383	3.00	8/1/29	53
25	Fannie Mae, Pool #AW8295	3.00	8/1/29	25
62	Fannie Mae, Pool #MA3179	3.00	11/1/47	61
31	Fannie Mae, Pool #MA3339	3.00	4/1/33	31
81	Fannie Mae, Pool #FM1134	3.00	4/1/48	81
10	Fannie Mae, Pool #MA2065	3.00	10/1/34	10
51	Fannie Mae, Pool #MA3147	3.00	10/1/47	51
77	Fannie Mae, Pool #AS4333	3.00	1/1/45	77
65	Fannie Mae, Pool #AB4483	3.00	2/1/27	65
122	Fannie Mae, Pool #AT2014	3.00	4/1/43	122
20	Fannie Mae, Pool #MA2961	3.00	4/1/37	19
375	Fannie Mae, Pool #AB7099	3.00	11/1/42	374
17	Fannie Mae, Pool #AS4334	3.00	1/1/45	17
7	Fannie Mae, Pool #MA3802	3.00	10/1/49	7
28	Fannie Mae, Pool #AS3117	3.00	8/1/29	28
138	Fannie Mae, Pool #MA1307	3.00	1/1/33	138
125	Fannie Mae, Pool #AS0196	3.00	8/1/28	126
8	Fannie Mae, Pool #MA3738	3.00	8/1/34	8
31	Fannie Mae, Pool #MA1338	3.00	2/1/33	31
244	Fannie Mae, Pool #QB1382	3.00	7/1/50	239
61	Fannie Mae, Pool #MA1527	3.00	8/1/33	62
14	Fannie Mae, Pool #MA3218	3.00	12/1/32	14
225	Fannie Mae, Pool #FM3395	3.00	6/1/50	221
36	Fannie Mae, Pool #MA3060	3.00	7/1/32	37
45	Fannie Mae, Pool #MA2425	3.00	10/1/30	46
125	Fannie Mae, Pool #MA3871	3.00	12/1/49	123
13	Fannie Mae, Pool #AS8056	3.00	10/1/46	13
60	Fannie Mae, Pool #AY4200	3.00	5/1/45	60
131	Fannie Mae, Pool #AS8414	3.00	11/1/46	129
30	Fannie Mae, Pool #AS8483	3.00	12/1/46	30
109	Fannie Mae, Pool #BC9003	3.00	11/1/46	108
20	Fannie Mae, Pool #BM1370	3.00	4/1/37	20
24	Fannie Mae, Pool #BE3861	3.00	1/1/47	24
12	Fannie Mae, Pool #MA2287	3.00	6/1/35	12
98	Fannie Mae, Pool #MA2895	3.00	2/1/47	97
21	Fannie Mae, Pool #BC4276	3.00	4/1/46	21
88	Fannie Mae, Pool #AS8784	3.00	2/1/47	87
32	Fannie Mae, Pool #MA3090	3.00	8/1/32	32
65	Fannie Mae, Pool #AS8521	3.00	12/1/46	64
88	Fannie Mae, Pool #MA2833	3.00	12/1/46	87
22	Fannie Mae, Pool #MA2832	3.00	12/1/36	21
10	Fannie Mae, Pool #J24886	3.00	7/1/23	10
91	Fannie Mae, Pool #AS8276	3.00	11/1/46	91

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Fannie Mae, Pool #AS8186	3.00	10/1/46	$46
92	Fannie Mae, Pool #MA2863	3.00	1/1/47	91
134	Fannie Mae, Pool #MA2737	3.00	9/1/46	133
80	Fannie Mae, Pool #AS4884	3.00	5/1/45	79
39	Fannie Mae, Pool #MA2523	3.00	2/1/36	38
18	Fannie Mae, Pool #AZ4358	3.00	7/1/30	19
15	Fannie Mae, Pool #BA4786	3.00	2/1/31	16
71	Fannie Mae, Pool #AS1527	3.00	1/1/29	72
38	Fannie Mae, Pool #MA3744	3.00	8/1/49	37
82	Fannie Mae, Pool #BD4225	3.00	11/1/46	82
205	Fannie Mae, Pool #MA4048	3.00	6/1/50	201
70	Fannie Mae, Pool #BD5787	3.00	9/1/46	69
8	Fannie Mae, Pool #BA0826	3.00	10/1/30	8
6	Fannie Mae, Pool #MA2996	3.50	5/1/37	6
36	Fannie Mae, Pool #AS5319	3.50	7/1/45	37
49	Fannie Mae, Pool #AS6649	3.50	2/1/46	50
75	Fannie Mae, Pool #MA3745	3.50	8/1/49	75
53	Fannie Mae, Pool #BE3767	3.50	7/1/47	53
12	Fannie Mae, Pool #BM1231	3.50	11/1/31	12
11	Fannie Mae, Pool #MA3059	3.50	7/1/37	11
37	Fannie Mae, Pool #AJ4093	3.50	10/1/26	38
20	Fannie Mae, Pool #AE0981	3.50	3/1/41	21
10	Fannie Mae, Pool #MA3906	3.50	1/1/50	10
170	Fannie Mae, Pool #BP1947	3.50	4/1/50	170
56	Fannie Mae, Pool #FM1028	3.50	6/1/49	57
77	Fannie Mae, Pool #FM3387	3.50	3/1/35	79
5	Fannie Mae, Pool #AJ6181	3.50	12/1/26	5
80	Fannie Mae, Pool #AJ8476	3.50	12/1/41	81
79	Fannie Mae, Pool #BM2000	3.50	5/1/49	80
61	Fannie Mae, Pool #AY5303	3.50	3/1/45	62
48	Fannie Mae, Pool #FM0020	3.50	7/1/49	48
4	Fannie Mae, Pool #BA5031	3.50	1/1/46	4
29	Fannie Mae, Pool #BC0163	3.50	1/1/46	30
94	Fannie Mae, Pool #MA3182	3.50	11/1/47	95
61	Fannie Mae, Pool #AS7388	3.50	6/1/46	62
92	Fannie Mae, Pool #BC1158	3.50	2/1/46	93
15	Fannie Mae, Pool #MA3835	3.50	11/1/49	15
53	Fannie Mae, Pool #AY4300	3.50	1/1/45	54
39	Fannie Mae, Pool #AS5696	3.50	8/1/45	39
88	Fannie Mae, Pool #AY1306	3.50	3/1/45	90
62	Fannie Mae, Pool #MA3057	3.50	7/1/47	63
66	Fannie Mae, Pool #AS7491	3.50	7/1/46	66
58	Fannie Mae, Pool #BM5485	3.50	2/1/49	58
60	Fannie Mae, Pool #AK7497	3.50	4/1/42	61
91	Fannie Mae, Pool #AZ0862	3.50	7/1/45	92
23	Fannie Mae, Pool #BA1893	3.50	8/1/45	24
13	Fannie Mae, Pool #AK0706	3.50	2/1/27	14
22	Fannie Mae, Pool #AS5892	3.50	10/1/45	22
91	Fannie Mae, Pool #FM1911	3.50	7/1/48	92
77	Fannie Mae, Pool #BK9038	3.50	10/1/33	78
120	Fannie Mae, Pool #AL1717	3.50	5/1/27	123
18	Fannie Mae, Pool #310139	3.50	11/1/25	18
12	Fannie Mae, Pool #MA2692	3.50	7/1/36	12
103	Fannie Mae, Pool #AS3133	3.50	8/1/44	105
33	Fannie Mae, Pool #AZ2614	3.50	8/1/45	33
192	Fannie Mae, Pool #BM1568	3.50	7/1/47	197
8	Fannie Mae, Pool #MA1021	3.50	3/1/27	8
100	Fannie Mae, Pool #BM4703	3.50	2/1/48	101
68	Fannie Mae, Pool #MA3026	3.50	6/1/47	69
89	Fannie Mae, Pool #FM1543	3.50	11/1/48	90
327	Fannie Mae, Pool #AO8137	3.50	8/1/42	335
11	Fannie Mae, Pool #MA3634	3.50	4/1/39	11
28	Fannie Mae, Pool #AX7655	3.50	1/1/45	29
48	Fannie Mae, Pool #AY3802	3.50	2/1/45	49
23	Fannie Mae, Pool #CA1191	3.50	11/1/47	23
46	Fannie Mae, Pool #AY3913	3.50	2/1/45	46
14	Fannie Mae, Pool #MA2495	3.50	1/1/46	14

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #AX0159	3.50	9/1/29	$6
30	Fannie Mae, Pool #AY8856	3.50	9/1/45	30
32	Fannie Mae, Pool #AZ6383	3.50	9/1/45	33
152	Fannie Mae, Pool #AQ0546	3.50	11/1/42	156
23	Fannie Mae, Pool #MA3692	3.50	7/1/49	23
27	Fannie Mae, Pool #AE5487	3.50	10/1/25	28
34	Fannie Mae, Pool #BE5258	3.50	1/1/47	34
31	Fannie Mae, Pool #MA2389	3.50	9/1/35	31
146	Fannie Mae, Pool #MA3305	3.50	2/1/48	147
82	Fannie Mae, Pool #BD5046	3.50	2/1/47	82
98	Fannie Mae, Pool #BJ2692	3.50	4/1/48	99
111	Fannie Mae, Pool #AU1635	3.50	7/1/43	114
143	Fannie Mae, Pool #AO3760	3.50	5/1/42	146
76	Fannie Mae, Pool #MA1982	3.50	8/1/34	77
84	Fannie Mae, Pool #MA3305	3.50	3/1/48	85
54	Fannie Mae, Pool #AX2486	3.50	10/1/44	55
73	Fannie Mae, Pool #MA1059	3.50	5/1/32	75
42	Fannie Mae, Pool #AX5201	3.50	10/1/29	43
24	Fannie Mae, Pool #BC7633	3.50	6/1/46	24
45	Fannie Mae, Pool #BC3126	3.50	1/1/46	46
98	Fannie Mae, Pool #MA1107	3.50	7/1/32	100
4	Fannie Mae, Pool #AL8776	3.50	7/1/46	5
72	Fannie Mae, Pool #AO4385	3.50	6/1/42	73
12	Fannie Mae, Pool #AS2081	3.50	4/1/29	12
67	Fannie Mae, Pool #AU3742	3.50	8/1/43	68
68	Fannie Mae, Pool #AX9530	3.50	2/1/45	69
91	Fannie Mae, Pool #MA2292	3.50	6/1/45	92
59	Fannie Mae, Pool #AO4647	3.50	6/1/42	60
8	Fannie Mae, Pool #AV6407	3.50	2/1/29	8
74	Fannie Mae, Pool #MA2125	3.50	12/1/44	75
316	Fannie Mae, Pool #AB6017	3.50	8/1/42	323
401	Fannie Mae, Pool #AO2548	3.50	4/1/42	410
32	Fannie Mae, Pool #MA2923	3.50	3/1/37	32
35	Fannie Mae, Pool #BM2001	3.50	12/1/46	36
69	Fannie Mae, Pool #AS0024	3.50	7/1/43	71
121	Fannie Mae, Pool #BD2436	3.50	1/1/47	123
65	Fannie Mae, Pool #AS4771	3.50	4/1/45	67
10	Fannie Mae, Pool #CA0234	3.50	8/1/47	11
49	Fannie Mae, Pool #MA3243	3.50	1/1/38	49
170	Fannie Mae, Pool #ZM4908	3.50	11/1/47	171
11	Fannie Mae, Pool #MA3152	3.50	10/1/37	11
111	Fannie Mae, Pool #ZS4618	3.50	6/1/45	112
67	Fannie Mae, Pool #MA3414	3.50	7/1/48	68
87	Fannie Mae, Pool #MA3238	3.50	1/1/48	88
32	Fannie Mae, Pool #MA3775	3.50	9/1/49	32
96	Fannie Mae, Pool #BH9215	3.50	1/1/48	97
71	Fannie Mae, Pool #CA0487	3.50	10/1/47	71
89	Fannie Mae, Pool #MA3520	3.50	10/1/48	90
103	Fannie Mae, Pool #BH5155	3.50	9/1/47	104
123	Fannie Mae, Pool #BH9277	3.50	2/1/48	124
33	Fannie Mae, Pool #BJ0647	3.50	3/1/48	34
27	Fannie Mae, Pool #MA3597	3.50	2/1/49	27
75	Fannie Mae, Pool #FM1001	3.50	11/1/48	75
69	Fannie Mae, Pool #FM1566	3.50	11/1/48	70
29	Fannie Mae, Pool #AS4772	3.50	4/1/45	30
56	Fannie Mae, Pool #AS4773	3.50	4/1/45	56
25	Fannie Mae, Pool #MA3614	3.50	3/1/49	25
53	Fannie Mae, Pool #AO9140	3.50	7/1/42	54
23	Fannie Mae, Pool #AP9390	3.50	10/1/42	24
7	Fannie Mae, Pool #MA2909	3.50	2/1/37	7
62	Fannie Mae, Pool #MA3332	3.50	4/1/48	63
61	Fannie Mae, Pool #AZ9576	3.50	12/1/45	63
35	Fannie Mae, Pool #MA3462	3.50	9/1/33	36
28	Fannie Mae, Pool #MA3494	3.50	10/1/48	28
20	Fannie Mae, Pool #MA3637	3.50	4/1/49	20
46	Fannie Mae, Pool #AS5068	3.50	6/1/45	47
50	Fannie Mae, Pool #AS7239	3.50	5/1/46	51

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$58	Fannie Mae, Pool #MA1980	3.50	8/1/44	$59
7	Fannie Mae, Pool #BM5446	3.50	2/1/49	7
77	Fannie Mae, Pool #MA3663	3.50	5/1/49	78
71	Fannie Mae, Pool #SD8001	3.50	7/1/49	72
17	Fannie Mae, Pool #CA2469	4.00	10/1/48	17
29	Fannie Mae, Pool #BM4991	4.00	9/1/48	29
44	Fannie Mae, Pool #MA3563	4.00	1/1/49	45
25	Fannie Mae, Pool #MA0493	4.00	8/1/30	26
48	Fannie Mae, Pool #FM1571	4.00	12/1/48	49
14	Fannie Mae, Pool #AH3394	4.00	1/1/41	14
4	Fannie Mae, Pool #CA3084	4.00	2/1/49	4
16	Fannie Mae, Pool #BM5525	4.00	3/1/31	17
81	Fannie Mae, Pool #MA0641	4.00	2/1/31	84
85	Fannie Mae, Pool #MA3746	4.00	8/1/49	87
8	Fannie Mae, Pool #AS7028	4.00	4/1/46	8
36	Fannie Mae, Pool #AS3903	4.00	11/1/44	38
18	Fannie Mae, Pool #MA3427	4.00	7/1/33	18
65	Fannie Mae, Pool #FM0021	4.00	3/1/49	67
7	Fannie Mae, Pool #MA2655	4.00	6/1/36	7
62	Fannie Mae, Pool #AL8387	4.00	3/1/46	64
51	Fannie Mae, Pool #BN0334	4.00	12/1/48	52
66	Fannie Mae, Pool #BM2002	4.00	10/1/47	68
65	Fannie Mae, Pool #MA3121	4.00	9/1/47	67
20	Fannie Mae, Pool #MA3592	4.00	2/1/49	20
51	Fannie Mae, Pool #MA3615	4.00	3/1/49	52
23	Fannie Mae, Pool #AC2995	4.00	9/1/24	24
30	Fannie Mae, Pool #BN0594	4.00	12/1/48	31
61	Fannie Mae, Pool #BK7608	4.00	9/1/48	62
29	Fannie Mae, Pool #MA3638	4.00	4/1/49	30
69	Fannie Mae, Pool #CA1015	4.00	1/1/48	71
6	Fannie Mae, Pool #MA3037	4.00	6/1/37	6
15	Fannie Mae, Pool #MA3216	4.00	12/1/37	15
48	Fannie Mae, Pool #BK0909	4.00	7/1/48	49
77	Fannie Mae, Pool #MA3183	4.00	11/1/47	79
23	Fannie Mae, Pool #AY2291	4.00	3/1/45	24
15	Fannie Mae, Pool #MA2455	4.00	11/1/35	16
41	Fannie Mae, Pool #BK9697	4.00	12/1/48	41
55	Fannie Mae, Pool #AS9831	4.00	6/1/47	56
28	Fannie Mae, Pool #BN5258	4.00	2/1/49	29
22	Fannie Mae, Pool #FM1101	4.00	7/1/34	23
7	Fannie Mae, Pool #AW9041	4.00	8/1/44	8
73	Fannie Mae, Pool #MA3211	4.00	12/1/47	75
43	Fannie Mae, Pool #AW5063	4.00	7/1/44	45
26	Fannie Mae, Pool #MA3244	4.00	1/1/38	27
17	Fannie Mae, Pool #BH2623	4.00	8/1/47	17
40	Fannie Mae, Pool #AC7328	4.00	12/1/39	42
45	Fannie Mae, Pool #AS7601	4.00	7/1/46	47
20	Fannie Mae, Pool #AT3872	4.00	6/1/43	20
73	Fannie Mae, Pool #CA0183	4.00	8/1/47	75
48	Fannie Mae, Pool #BM5685	4.00	6/1/48	49
92	Fannie Mae, Pool #ZS4708	4.00	3/1/47	95
152	Fannie Mae, Pool #AJ7857	4.00	12/1/41	159
50	Fannie Mae, Pool #AS9486	4.00	4/1/47	51
17	Fannie Mae, Pool #AL2689	4.00	2/1/27	17
32	Fannie Mae, Pool #AL4778	4.00	10/1/32	34
16	Fannie Mae, Pool #BA0847	4.00	3/1/46	16
25	Fannie Mae, Pool #BA6910	4.00	2/1/46	26
14	Fannie Mae, Pool #AE0375	4.00	7/1/25	15
36	Fannie Mae, Pool #AS7600	4.00	7/1/46	37
134	Fannie Mae, Pool #AY1377	4.00	4/1/45	139
18	Fannie Mae, Pool #MA3536	4.00	12/1/48	18
35	Fannie Mae, Pool #CA0237	4.00	8/1/47	36
40	Fannie Mae, Pool #AS2498	4.00	5/1/44	41
123	Fannie Mae, Pool #AS7558	4.00	7/1/46	127
15	Fannie Mae, Pool #MA0695	4.00	4/1/31	16
20	Fannie Mae, Pool #BM4306	4.00	9/1/25	21
79	Fannie Mae, Pool #MA3804	4.00	10/1/49	81

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$19	Fannie Mae, Pool #AS8823	4.00	2/1/47	$19
10	Fannie Mae, Pool #AS2117	4.00	4/1/44	10
34	Fannie Mae, Pool #AS3468	4.00	10/1/44	35
57	Fannie Mae, Pool #AX0841	4.00	9/1/44	59
33	Fannie Mae, Pool #BK0915	4.00	7/1/48	34
26	Fannie Mae, Pool #MA3521	4.00	11/1/48	26
26	Fannie Mae, Pool #CA2474	4.00	7/1/48	26
69	Fannie Mae, Pool #MA3027	4.00	6/1/47	71
100	Fannie Mae, Pool #BK7943	4.00	11/1/48	102
161	Fannie Mae, Pool #AS0531	4.00	9/1/43	166
91	Fannie Mae, Pool #AU3753	4.00	8/1/43	95
69	Fannie Mae, Pool #BJ9169	4.00	5/1/48	70
89	Fannie Mae, Pool #MA2995	4.00	5/1/47	91
15	Fannie Mae, Pool #BJ0639	4.00	3/1/48	15
130	Fannie Mae, Pool #BN6677	4.00	6/1/49	133
187	Fannie Mae, Pool #AJ5303	4.00	11/1/41	194
193	Fannie Mae, Pool #AJ7689	4.00	12/1/41	201
88	Fannie Mae, Pool #AO2959	4.00	5/1/42	91
71	Fannie Mae, Pool #AH6242	4.00	4/1/26	73
95	Fannie Mae, Pool #ZS4627	4.00	8/1/45	98
117	Fannie Mae, Pool #AH5859	4.00	2/1/41	121
366	Fannie Mae, Pool #190405	4.00	10/1/40	379
12	Fannie Mae, Pool #AW5109	4.00	8/1/44	13
7	Fannie Mae, Pool #MA2536	4.00	2/1/36	7
12	Fannie Mae, Pool #AL9742	4.00	7/1/29	12
10	Fannie Mae, Pool #MA3413	4.00	7/1/38	10
113	Fannie Mae, Pool #FM5134	4.00	1/1/49	116
94	Fannie Mae, Pool #AZ8067	4.00	9/1/45	97
51	Fannie Mae, Pool #AS3293	4.00	9/1/44	53
41	Fannie Mae, Pool #AS3467	4.00	10/1/44	43
24	Fannie Mae, Pool #AY0025	4.00	2/1/45	24
40	Fannie Mae, Pool #AY8981	4.00	8/1/45	41
66	Fannie Mae, Pool #AZ7362	4.00	11/1/45	69
2	Fannie Mae, Pool #AZ8874	4.00	9/1/45	2
51	Fannie Mae, Pool #FM1415	4.00	12/1/48	52
55	Fannie Mae, Pool #FM1960	4.00	5/1/49	56
51	Fannie Mae, Pool #MA3277	4.00	2/1/48	53
29	Fannie Mae, Pool #BE8050	4.00	4/1/47	29
80	Fannie Mae, Pool #BD7081	4.00	3/1/47	82
8	Fannie Mae, Pool #AS3448	4.00	9/1/44	8
51	Fannie Mae, Pool #AS8532	4.00	12/1/46	53
58	Fannie Mae, Pool #AS3216	4.00	9/1/44	60
49	Fannie Mae, Pool #CA1894	4.00	6/1/48	50
43	Fannie Mae, Pool #BC5559	4.00	3/1/46	44
48	Fannie Mae, Pool #AY1595	4.00	1/1/45	49
39	Fannie Mae, Pool #AL7347	4.00	9/1/45	40
81	Fannie Mae, Pool #ZA4988	4.00	8/1/47	82
48	Fannie Mae, Pool #AV2340	4.00	12/1/43	50
275	Fannie Mae, Pool #MA3184	4.50	11/1/47	288
32	Fannie Mae, Pool #MA3522	4.50	11/1/48	33
19	Fannie Mae, Pool #FM3619	4.50	1/1/50	20
11	Fannie Mae, Pool #AL8816	4.50	9/1/45	12
42	Fannie Mae, Pool #BE5992	4.50	2/1/47	44
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
26	Fannie Mae, Pool #G60512	4.50	12/1/45	27
15	Fannie Mae, Pool #AS8576	4.50	12/1/46	15
18	Fannie Mae, Pool #BE6489	4.50	1/1/47	19
16	Fannie Mae, Pool #CA1218	4.50	2/1/48	16
8	Fannie Mae, Pool #AS0861	4.50	10/1/43	9
140	Fannie Mae, Pool #AS9394	4.50	4/1/47	150
72	Fannie Mae, Pool #BK1416	4.50	5/1/48	75
26	Fannie Mae, Pool #MA3537	4.50	12/1/48	27
71	Fannie Mae, Pool #CA1711	4.50	5/1/48	74
23	Fannie Mae, Pool #MA3593	4.50	2/1/49	24
35	Fannie Mae, Pool #254954	4.50	10/1/23	35
32	Fannie Mae, Pool #CA0623	4.50	10/1/47	34
62	Fannie Mae, Pool #CA0148	4.50	8/1/47	65

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$73	Fannie Mae, Pool #MA3639	4.50	4/1/49	$76
14	Fannie Mae, Pool #AB1470	4.50	9/1/40	15
67	Fannie Mae, Pool #AI4815	4.50	6/1/41	71
14	Fannie Mae, Pool #AH6790	4.50	3/1/41	15
61	Fannie Mae, Pool #AS8157	4.50	10/1/46	64
6	Fannie Mae, Pool #BN0877	4.50	11/1/48	6
35	Fannie Mae, Pool #AS2276	4.50	4/1/44	36
16	Fannie Mae, Pool #AA0860	4.50	1/1/39	17
44	Fannie Mae, Pool #MA0481	4.50	8/1/30	46
32	Fannie Mae, Pool #AL5082	4.50	3/1/44	34
26	Fannie Mae, Pool #BK5283	4.50	6/1/48	27
58	Fannie Mae, Pool #AL4450	4.50	12/1/43	61
59	Fannie Mae, Pool #AB3192	4.50	6/1/41	62
9	Fannie Mae, Pool #AA9781	4.50	7/1/24	10
167	Fannie Mae, Pool #AH9055	4.50	4/1/41	176
22	Fannie Mae, Pool #BM1285	4.50	5/1/47	23
29	Fannie Mae, Pool #AS1638	4.50	2/1/44	32
68	Fannie Mae, Pool #AD8529	4.50	8/1/40	72
3	Fannie Mae, Pool #982892	4.50	5/1/23	3
31	Fannie Mae, Pool #AB1389	4.50	8/1/40	33
6	Fannie Mae, Pool #BK8830	4.50	8/1/48	6
13	Fannie Mae, Pool #AU5302	4.50	10/1/43	14
163	Fannie Mae, Pool #AH7521	4.50	3/1/41	173
32	Fannie Mae, Pool #ZT1321	4.50	11/1/48	33
75	Fannie Mae, Pool #AE0217	4.50	8/1/40	79
246	Fannie Mae, Pool #AL1107	4.50	11/1/41	260
14	Fannie Mae, Pool #890621	5.00	5/1/42	15
19	Fannie Mae, Pool #725238	5.00	3/1/34	21
31	Fannie Mae, Pool #AL5788	5.00	5/1/42	33
62	Fannie Mae, Pool #AH5988	5.00	3/1/41	67
13	Fannie Mae, Pool #BM3781	5.00	11/1/30	14
12	Fannie Mae, Pool #MA3708	5.00	6/1/49	12
16	Fannie Mae, Pool #MA3617	5.00	3/1/49	17
24	Fannie Mae, Pool #MA3669	5.00	5/1/49	25
353	Fannie Mae, Pool #889117	5.00	10/1/35	377
14	Fannie Mae, Pool #890603	5.00	8/1/41	15
14	Fannie Mae, Pool #MA3527	5.00	11/1/48	15
31	Fannie Mae, Pool #AS0575	5.00	9/1/43	32
18	Fannie Mae, Pool #MA3472	5.00	9/1/48	19
26	Fannie Mae, Pool #AS0837	5.00	10/1/43	28
17	Fannie Mae, Pool #CA1795	5.00	5/1/48	18
27	Fannie Mae, Pool #BM3904	5.00	5/1/48	28
32	Fannie Mae, Pool #MA3594	5.00	2/1/49	34
38	Fannie Mae, Pool #836750	5.00	10/1/35	40
17	Fannie Mae, Pool #CA0349	5.00	9/1/47	18
7	Fannie Mae, Pool #929451	5.50	5/1/38	8
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
564	Fannie Mae, Pool #890221	5.50	12/1/33	621
1	Fannie Mae, Pool #976945	5.50	2/1/23	1
—	Fannie Mae, Pool #AL0725	5.50	6/1/24	—
2	Fannie Mae, Pool #A69671	5.50	12/1/37	2
345	Fannie Mae, Pool #725228	6.00	3/1/34	381
78	Fannie Mae, Pool #889984	6.50	10/1/38	88
1,175	Fannie Mae, 15 YR TBA	1.50	4/25/36	1,113
125	Fannie Mae, 15 YR TBA	1.50	5/25/36	118
1,275	Fannie Mae, 15 YR TBA	2.00	4/25/37	1,237
200	Fannie Mae, 15 YR TBA	2.00	5/25/37	194
3,775	Fannie Mae, 30 YR TBA	2.00	4/25/52	3,499
600	Fannie Mae, 30 YR TBA	2.00	5/25/52	556
1,200	Fannie Mae, 30 YR TBA	2.50	5/25/52	1,143
4,025	Fannie Mae, 30 YR TBA	2.50	4/25/52	3,838
1,250	Fannie Mae, 30 YR TBA	3.00	4/25/52	1,222
600	Fannie Mae, 30 YR TBA	3.00	5/25/50	586
373	Freddie Mac, Pool #QN9521	1.50	2/1/37	353
422	Freddie Mac, Pool #QC0962	1.50	4/1/51	377
482	Freddie Mac, Pool #SB8088	1.50	2/1/36	458
451	Freddie Mac, Pool #SB8106	1.50	6/1/36	428

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$428	Freddie Mac, Pool #SD8154	1.50	6/1/51	$382
70	Freddie Mac, Pool #RB5110	1.50	5/1/41	63
424	Freddie Mac, Pool #SB8097	1.50	4/1/36	402
255	Freddie Mac, Pool #SD8113	2.00	12/1/50	237
147	Freddie Mac, Pool #RB5095	2.00	12/1/40	138
364	Freddie Mac, Pool #RC1727	2.00	12/1/35	353
301	Freddie Mac, Pool #SD8150	2.00	6/1/51	279
254	Freddie Mac, Pool #SD8146	2.00	5/1/51	236
253	Freddie Mac, Pool #QC0423	2.00	4/1/51	235
432	Freddie Mac, Pool #RA5928	2.00	9/1/51	401
487	Freddie Mac, Pool #RA6333	2.00	11/1/51	452
147	Freddie Mac, Pool #RB5138	2.00	11/1/41	138
450	Freddie Mac, Pool #SB8079	2.00	12/1/35	437
455	Freddie Mac, Pool #QB9896	2.00	3/1/51	423
430	Freddie Mac, Pool #SD8160	2.00	8/1/51	399
431	Freddie Mac, Pool #RA4214	2.00	12/1/50	400
468	Freddie Mac, Pool #RA3328	2.00	8/1/50	434
42	Freddie Mac, Pool #G18634	2.00	3/1/32	41
183	Freddie Mac, Pool #RB5111	2.00	5/1/41	173
422	Freddie Mac, Pool #RA3205	2.00	8/1/50	393
413	Freddie Mac, Pool #SB8115	2.00	8/1/36	401
441	Freddie Mac, Pool #QD1254	2.00	11/1/51	409
401	Freddie Mac, Pool #QB3716	2.00	9/1/50	372
393	Freddie Mac, Pool #SD8128	2.00	2/1/51	365
252	Freddie Mac, Pool #SD7537	2.00	3/1/51	234
275	Freddie Mac, Pool #RA5257	2.00	5/1/51	256
447	Freddie Mac, Pool #RA6507	2.00	12/1/51	415
449	Freddie Mac, Pool #RA5040	2.00	4/1/51	417
469	Freddie Mac, Pool #SD8079	2.00	7/1/50	436
267	Freddie Mac, Pool #RA6025	2.00	10/1/51	248
466	Freddie Mac, Pool #QC6925	2.00	9/1/51	433
23	Freddie Mac, Pool #G18547	2.00	3/1/30	22
410	Freddie Mac, Pool #QB8064	2.00	1/1/51	381
510	Freddie Mac, Pool #QB7708	2.00	1/1/51	474
411	Freddie Mac, Pool #SD8121	2.00	12/1/50	382
455	Freddie Mac, Pool #SB8128	2.00	11/1/36	442
486	Freddie Mac, Pool #RA6026	2.00	10/1/51	451
126	Freddie Mac, Pool #ZS7735	2.00	1/1/32	123
276	Freddie Mac, Pool #RB5114	2.00	6/1/41	260
420	Freddie Mac, Pool #SB8107	2.00	5/1/36	408
404	Freddie Mac, Pool #RA4986	2.00	4/1/51	375
260	Freddie Mac, Pool #RB5121	2.00	7/1/41	244
492	Freddie Mac, Pool #SD8182	2.00	12/1/51	457
148	Freddie Mac, Pool #RB5141	2.00	1/1/42	139
398	Freddie Mac, Pool #RA3575	2.00	9/1/50	370
246	Freddie Mac, Pool #RA5256	2.00	5/1/51	228
460	Freddie Mac, Pool #QC7473	2.00	9/1/51	427
473	Freddie Mac, Pool #QD5748	2.00	2/1/52	439
496	Freddie Mac, Pool #SD8193	2.00	2/1/52	461
430	Freddie Mac, Pool #QC6815	2.00	9/1/51	400
448	Freddie Mac, Pool #QC3697	2.00	6/1/51	416
454	Freddie Mac, Pool #QC4423	2.00	7/1/51	422
495	Freddie Mac, Pool #SD8188	2.00	1/1/52	459
468	Freddie Mac, Pool #QD0433	2.00	11/1/51	434
455	Freddie Mac, Pool #RA5155	2.00	5/1/51	423
47	Freddie Mac, Pool #J25777	2.00	9/1/28	45
465	Freddie Mac, Pool #SD8177	2.00	10/1/51	432
415	Freddie Mac, Pool #QC1075	2.00	4/1/51	386
462	Freddie Mac, Pool #SD8172	2.00	9/1/51	429
19	Freddie Mac, Pool #J25759	2.00	8/1/28	19
412	Freddie Mac, Pool #QB6893	2.00	12/1/50	382
391	Freddie Mac, Pool #QB3926	2.00	10/1/50	363
450	Freddie Mac, Pool #QC3597	2.00	6/1/51	418
446	Freddie Mac, Pool #SD8134	2.00	3/1/51	414
449	Freddie Mac, Pool #SD8199	2.00	3/1/52	416
417	Freddie Mac, Pool #QC1333	2.00	5/1/51	388
441	Freddie Mac, Pool #SD8183	2.50	12/1/51	421

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$353	Freddie Mac, Pool #SD8122	2.50	1/1/51	$339
375	Freddie Mac, Pool #RA2897	2.50	6/1/50	359
339	Freddie Mac, Pool #RA2634	2.50	5/1/50	325
333	Freddie Mac, Pool #SD8167	2.50	9/1/51	318
10	Freddie Mac, Pool #G08638	2.50	4/1/45	10
371	Freddie Mac, Pool #RA2643	2.50	6/1/50	355
386	Freddie Mac, Pool #RA4527	2.50	2/1/51	369
16	Freddie Mac, Pool #C91904	2.50	11/1/36	15
433	Freddie Mac, Pool #RA5802	2.50	9/1/51	414
171	Freddie Mac, Pool #SB8108	2.50	6/1/36	169
453	Freddie Mac, Pool #RA5832	2.50	9/1/51	432
469	Freddie Mac, Pool #RA6340	2.50	11/1/51	447
31	Freddie Mac, Pool #J25585	2.50	9/1/28	31
35	Freddie Mac, Pool #G18485	2.50	10/1/28	35
65	Freddie Mac, Pool #ZK8425	2.50	12/1/31	65
80	Freddie Mac, Pool #G18470	2.50	6/1/28	80
36	Freddie Mac, Pool #C09026	2.50	2/1/43	35
468	Freddie Mac, Pool #SD8189	2.50	1/1/52	448
361	Freddie Mac, Pool #SD8114	2.50	12/1/50	346
67	Freddie Mac, Pool #ZS8483	2.50	3/1/28	67
16	Freddie Mac, Pool #G18665	2.50	11/1/32	16
32	Freddie Mac, Pool #G18704	2.50	6/1/33	32
50	Freddie Mac, Pool #J35643	2.50	11/1/31	49
430	Freddie Mac, Pool #QC2251	2.50	5/1/51	411
68	Freddie Mac, Pool #ZS4687	2.50	11/1/46	66
65	Freddie Mac, Pool #G18533	2.50	12/1/29	65
422	Freddie Mac, Pool #QC2031	2.50	5/1/51	404
428	Freddie Mac, Pool #RA5286	2.50	5/1/51	409
5	Freddie Mac, Pool #J30875	2.50	3/1/30	5
335	Freddie Mac, Pool #SD8151	2.50	6/1/51	320
449	Freddie Mac, Pool #QC7457	2.50	9/1/51	429
101	Freddie Mac, Pool #J26408	2.50	11/1/28	101
52	Freddie Mac, Pool #ZS8692	2.50	4/1/33	52
273	Freddie Mac, Pool #RA3528	2.50	9/1/50	260
162	Freddie Mac, Pool #SD8055	2.50	4/1/50	155
173	Freddie Mac, Pool #QA5290	2.50	12/1/49	165
240	Freddie Mac, Pool #SD8067	2.50	6/1/50	230
129	Freddie Mac, Pool #J38477	2.50	2/1/33	128
272	Freddie Mac, Pool #QA9142	2.50	5/1/50	260
64	Freddie Mac, Pool #RB5054	2.50	6/1/40	61
282	Freddie Mac, Pool #RA2595	2.50	5/1/50	270
203	Freddie Mac, Pool #RA2645	2.50	6/1/50	194
62	Freddie Mac, Pool #RB5072	2.50	9/1/40	60
495	Freddie Mac, Pool #SD8194	2.50	2/1/52	473
165	Freddie Mac, Pool #G18611	2.50	9/1/31	164
388	Freddie Mac, Pool #SD8141	2.50	4/1/51	371
391	Freddie Mac, Pool #SD0412	2.50	8/1/50	374
472	Freddie Mac, Pool #QD5204	2.50	1/1/52	451
181	Freddie Mac, Pool #SD8083	2.50	8/1/50	174
68	Freddie Mac, Pool #J18954	2.50	4/1/27	67
80	Freddie Mac, Pool #J37902	2.50	11/1/32	80
25	Freddie Mac, Pool #Q42878	2.50	9/1/46	24
10	Freddie Mac, Pool #G08755	2.50	2/1/47	10
13	Freddie Mac, Pool #G18472	2.50	7/1/28	13
72	Freddie Mac, Pool #G18635	2.50	3/1/32	72
377	Freddie Mac, Pool #SD0578	2.50	3/1/51	361
27	Freddie Mac, Pool #SB8053	2.50	7/1/35	27
93	Freddie Mac, Pool #SB8045	2.50	5/1/35	92
137	Freddie Mac, Pool #RB5086	2.50	11/1/40	131
318	Freddie Mac, Pool #SD8099	2.50	10/1/50	305
84	Freddie Mac, Pool #G18568	2.50	9/1/30	83
338	Freddie Mac, Pool #QB3703	2.50	9/1/50	324
138	Freddie Mac, Pool #RB5043	2.50	4/1/40	132
333	Freddie Mac, Pool #QB3287	2.50	8/1/50	319
42	Freddie Mac, Pool #SB8062	2.50	9/1/35	42
69	Freddie Mac, Pool #J23440	2.50	4/1/28	69
106	Freddie Mac, Pool #G18680	2.50	3/1/33	105

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$359	Freddie Mac, Pool #SD8129	2.50	2/1/51	$344
75	Freddie Mac, Series K-1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	72
25	Freddie Mac, Pool #Q19754	3.00	7/1/43	25
48	Freddie Mac, Pool #Q41795	3.00	7/1/46	47
133	Freddie Mac, Pool #ZM2285	3.00	12/1/46	132
57	Freddie Mac, Pool #G18569	3.00	9/1/30	58
102	Freddie Mac, Pool #ZA1283	3.00	1/1/43	103
38	Freddie Mac, Pool #J38675	3.00	3/1/33	39
66	Freddie Mac, Pool #ZS4706	3.00	3/1/47	65
67	Freddie Mac, Pool #ZS4779	3.00	6/1/48	65
120	Freddie Mac, Pool #ZS4658	3.00	4/1/46	119
72	Freddie Mac, Pool #G15217	3.00	11/1/29	73
84	Freddie Mac, Pool #ZS4693	3.00	12/1/46	83
16	Freddie Mac, Pool #Q18599	3.00	6/1/43	16
51	Freddie Mac, Pool #ZT0195	3.00	9/1/46	51
23	Freddie Mac, Pool #G18715	3.00	11/1/33	23
27	Freddie Mac, Pool #G30945	3.00	9/1/36	27
6	Freddie Mac, Pool #Q18882	3.00	5/1/43	6
96	Freddie Mac, Pool #G60187	3.00	8/1/45	96
114	Freddie Mac, Pool #ZS4621	3.00	7/1/45	113
128	Freddie Mac, Pool #SD8024	3.00	11/1/49	126
111	Freddie Mac, Pool #G18673	3.00	1/1/33	112
42	Freddie Mac, Pool #ZS8686	3.00	2/1/33	43
81	Freddie Mac, Pool #QA8065	3.00	3/1/50	80
61	Freddie Mac, Pool #G18531	3.00	11/1/29	62
49	Freddie Mac, Pool #ZT0715	3.00	9/1/48	48
32	Freddie Mac, Pool #G18582	3.00	1/1/31	32
71	Freddie Mac, Pool #RA2594	3.00	5/1/50	69
565	Freddie Mac, Pool #ZS4522	3.00	7/1/43	564
33	Freddie Mac, Pool #ZS4703	3.00	2/1/47	33
66	Freddie Mac, Pool #ZM2721	3.00	2/1/47	65
146	Freddie Mac, Pool #G60989	3.00	12/1/46	145
37	Freddie Mac, Pool #G08648	3.00	6/1/45	36
63	Freddie Mac, Pool #Q20067	3.00	7/1/43	63
100	Freddie Mac, Pool #QA1033	3.00	7/1/49	98
52	Freddie Mac, Pool #ZS4688	3.00	11/1/46	52
39	Freddie Mac, Pool #ZS4641	3.00	12/1/45	39
6	Freddie Mac, Pool #C91949	3.00	9/1/37	6
33	Freddie Mac, Pool #C91927	3.00	5/1/37	33
48	Freddie Mac, Pool #G08783	3.00	10/1/47	47
71	Freddie Mac, Pool #G18518	3.00	7/1/29	72
49	Freddie Mac, Pool #SD8056	3.00	4/1/50	48
27	Freddie Mac, Pool #C91798	3.00	12/1/34	27
90	Freddie Mac, Pool #G18514	3.00	6/1/29	91
137	Freddie Mac, Pool #QA9049	3.00	4/1/50	134
23	Freddie Mac, Pool #SD8030	3.00	11/1/49	22
8	Freddie Mac, Pool #G30999	3.00	2/1/37	8
73	Freddie Mac, Pool #G15145	3.00	7/1/29	73
120	Freddie Mac, Pool #Q43734	3.00	10/1/46	118
16	Freddie Mac, Pool #C91905	3.00	11/1/36	15
260	Freddie Mac, Pool #Q21065	3.00	8/1/43	259
19	Freddie Mac, Pool #J38807	3.00	4/1/33	20
416	Freddie Mac, Pool #SD8174	3.00	10/1/51	407
11	Freddie Mac, Pool #C91943	3.00	7/1/37	11
102	Freddie Mac, Pool #ZS4609	3.00	4/1/45	101
79	Freddie Mac, Pool #SD8074	3.00	7/1/50	77
22	Freddie Mac, Pool #G18575	3.00	11/1/30	22
16	Freddie Mac, Pool #C91924	3.00	4/1/37	16
9	Freddie Mac, Pool #J14241	3.00	1/1/26	9
20	Freddie Mac, Pool #ZT2019	3.00	5/1/34	20
60	Freddie Mac, Pool #ZT1323	3.00	10/1/48	59
90	Freddie Mac, Pool #ZM2089	3.00	11/1/46	89
44	Freddie Mac, Pool #G08640	3.00	5/1/45	43
34	Freddie Mac, Pool #J36428	3.00	2/1/32	34
26	Freddie Mac, Pool #G08540	3.00	8/1/43	26
17	Freddie Mac, Pool #J38057	3.00	12/1/32	17
82	Freddie Mac, Pool #C04422	3.00	12/1/42	81

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Freddie Mac, Pool #C91809	3.00	2/1/35	$5
5	Freddie Mac, Pool #Q39527	3.00	3/1/46	5
151	Freddie Mac, Pool #SB8046	3.00	5/1/35	152
18	Freddie Mac, Pool #J33135	3.00	11/1/30	19
11	Freddie Mac, Pool #C91826	3.00	5/1/35	11
200	Freddie Mac, Pool #ZS4519	3.00	6/1/43	199
138	Freddie Mac, Pool #Q16222	3.00	3/1/43	137
13	Freddie Mac, Pool #C91969	3.00	1/1/38	13
92	Freddie Mac, Pool #C91581	3.00	11/1/32	92
105	Freddie Mac, Pool #ZS4512	3.00	5/1/43	105
6	Freddie Mac, Pool #C91939	3.00	6/1/37	6
147	Freddie Mac, Pool #Q45735	3.00	1/1/47	145
120	Freddie Mac, Pool #C04619	3.00	3/1/43	120
17	Freddie Mac, Pool #G18534	3.00	12/1/29	17
35	Freddie Mac, Pool #C91819	3.00	4/1/35	35
71	Freddie Mac, Pool #ZA2313	3.00	9/1/33	71
6	Freddie Mac, Pool #Q13086	3.00	11/1/42	6
64	Freddie Mac, Pool #ZM2169	3.00	11/1/46	64
17	Freddie Mac, Pool #J29932	3.00	11/1/29	17
101	Freddie Mac, Pool #J17774	3.00	1/1/27	102
5	Freddie Mac, Pool #J17111	3.00	10/1/26	5
51	Freddie Mac, Pool #C91707	3.00	6/1/33	51
163	Freddie Mac, Pool #ZS4697	3.00	1/1/47	161
42	Freddie Mac, Pool #G08733	3.50	11/1/46	42
9	Freddie Mac, Pool #G08620	3.50	12/1/44	9
33	Freddie Mac, Pool #G30776	3.50	7/1/35	33
94	Freddie Mac, Pool #QA8794	3.50	4/1/50	94
60	Freddie Mac, Pool #Q51461	3.50	10/1/47	60
43	Freddie Mac, Pool #G18707	3.50	9/1/33	44
85	Freddie Mac, Pool #ZS4651	3.50	3/1/46	86
4	Freddie Mac, Pool #E02735	3.50	10/1/25	4
14	Freddie Mac, Pool #J26144	3.50	10/1/23	14
28	Freddie Mac, Pool #C03920	3.50	5/1/42	29
17	Freddie Mac, Pool #C91742	3.50	1/1/34	17
43	Freddie Mac, Pool #ZA5128	3.50	12/1/47	44
65	Freddie Mac, Pool #G08761	3.50	5/1/47	66
11	Freddie Mac, Pool #C91940	3.50	6/1/37	11
97	Freddie Mac, Pool #G08766	3.50	6/1/47	98
317	Freddie Mac, Pool #ZS4487	3.50	6/1/42	324
42	Freddie Mac, Pool #Q06749	3.50	3/1/42	43
111	Freddie Mac, Pool #G08627	3.50	2/1/45	113
38	Freddie Mac, Pool #Q58422	3.50	9/1/48	39
75	Freddie Mac, Pool #ZS4622	3.50	7/1/45	76
54	Freddie Mac, Pool #Q53176	3.50	12/1/47	55
42	Freddie Mac, Pool #Q36040	3.50	9/1/45	42
123	Freddie Mac, Pool #ZS4599	3.50	1/1/45	125
105	Freddie Mac, Pool #Q20860	3.50	8/1/43	107
38	Freddie Mac, Pool #Q57871	3.50	8/1/48	39
76	Freddie Mac, Pool #G08632	3.50	3/1/45	77
76	Freddie Mac, Pool #G61148	3.50	9/1/47	77
150	Freddie Mac, Pool #ZS4536	3.50	10/1/43	153
55	Freddie Mac, Pool #Q37449	3.50	11/1/45	56
75	Freddie Mac, Pool #Q09896	3.50	8/1/42	76
59	Freddie Mac, Pool #Q08998	3.50	6/1/42	60
62	Freddie Mac, Pool #C91403	3.50	3/1/32	64
12	Freddie Mac, Pool #C92003	3.50	7/1/38	12
22	Freddie Mac, Pool #SB8007	3.50	9/1/34	23
84	Freddie Mac, Pool #G08641	3.50	5/1/45	85
7	Freddie Mac, Pool #C91925	3.50	4/1/37	7
17	Freddie Mac, Pool #Q31134	3.50	2/1/45	17
190	Freddie Mac, Pool #RA2469	3.50	4/1/50	191
20	Freddie Mac, Pool #RA1508	3.50	10/1/49	20
82	Freddie Mac, Pool #Q49490	3.50	7/1/47	82
27	Freddie Mac, Pool #G08846	3.50	11/1/48	27
35	Freddie Mac, Pool #G08698	3.50	3/1/46	36
87	Freddie Mac, Pool #ZS4642	3.50	12/1/45	88
36	Freddie Mac, Pool #ZS4663	3.50	5/1/46	37

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$11	Freddie Mac, Pool #ZS4747	3.50	12/1/47	$11
6	Freddie Mac, Pool #C91760	3.50	5/1/34	6
24	Freddie Mac, Pool #G08605	3.50	9/1/44	25
43	Freddie Mac, Pool #Q04087	3.50	10/1/41	44
45	Freddie Mac, Pool #Q12052	3.50	10/1/42	46
21	Freddie Mac, Pool #C91950	3.50	9/1/37	21
19	Freddie Mac, Pool #A96409	3.50	1/1/41	20
54	Freddie Mac, Pool #ZS4704	3.50	2/1/47	55
24	Freddie Mac, Pool #J13582	3.50	11/1/25	25
27	Freddie Mac, Pool #J27494	3.50	2/1/29	27
107	Freddie Mac, Pool #G08562	3.50	1/1/44	110
66	Freddie Mac, Pool #SB0031	3.50	10/1/27	67
36	Freddie Mac, Pool #ZT1951	3.50	5/1/49	37
73	Freddie Mac, Pool #Q08903	3.50	6/1/42	75
67	Freddie Mac, Pool #C91456	3.50	6/1/32	69
41	Freddie Mac, Pool #G08687	3.50	1/1/46	42
31	Freddie Mac, Pool #ZS4759	3.50	3/1/48	32
12	Freddie Mac, Pool #Q55002	3.50	3/1/48	12
18	Freddie Mac, Pool #ZT0711	3.50	10/1/48	19
33	Freddie Mac, Pool #ZS4659	3.50	4/1/46	33
95	Freddie Mac, Pool #G08804	3.50	3/1/48	96
75	Freddie Mac, Pool #J15105	3.50	4/1/26	77
28	Freddie Mac, Pool #G08813	3.50	5/1/48	29
43	Freddie Mac, Pool #ZS4771	3.50	6/1/48	43
125	Freddie Mac, Pool #G08636	3.50	4/1/45	127
52	Freddie Mac, Pool #SD8011	3.50	9/1/49	52
67	Freddie Mac, Pool #ZS4630	3.50	9/1/45	69
25	Freddie Mac, Pool #G08599	3.50	8/1/44	25
74	Freddie Mac, Pool #ZS4713	3.50	4/1/47	75
35	Freddie Mac, Pool #ZA6946	4.00	5/1/49	35
61	Freddie Mac, Pool #G08785	4.00	10/1/47	62
13	Freddie Mac, Pool #ZT1800	4.00	3/1/34	14
34	Freddie Mac, Pool #ZT1320	4.00	11/1/48	34
27	Freddie Mac, Pool #Q34081	4.00	6/1/45	27
34	Freddie Mac, Pool #C91765	4.00	6/1/34	35
56	Freddie Mac, Pool #ZS4573	4.00	7/1/44	58
40	Freddie Mac, Pool #G08767	4.00	6/1/47	41
4	Freddie Mac, Pool #G08642	4.00	5/1/45	4
157	Freddie Mac, Pool #SD8070	4.00	6/1/50	160
25	Freddie Mac, Pool #G08831	4.00	8/1/48	25
9	Freddie Mac, Pool #C92019	4.00	10/1/38	10
7	Freddie Mac, Pool #C91923	4.00	3/1/37	7
56	Freddie Mac, Pool #G08616	4.00	11/1/44	59
98	Freddie Mac, Pool #G06506	4.00	12/1/40	102
47	Freddie Mac, Pool #ZT1952	4.00	5/1/49	48
37	Freddie Mac, Pool #Q58680	4.00	9/1/48	38
283	Freddie Mac, Pool #A96286	4.00	1/1/41	293
28	Freddie Mac, Pool #G08601	4.00	8/1/44	29
8	Freddie Mac, Pool #G08633	4.00	3/1/45	8
52	Freddie Mac, Pool #SD8039	4.00	1/1/50	53
75	Freddie Mac, Pool #ZS4731	4.00	8/1/47	77
20	Freddie Mac, Pool #G14453	4.00	6/1/26	20
5	Freddie Mac, Pool #J12435	4.00	6/1/25	5
51	Freddie Mac, Pool #G08567	4.00	1/1/44	53
3	Freddie Mac, Pool #Q27456	4.00	7/1/44	4
50	Freddie Mac, Pool #Q27594	4.00	8/1/44	51
45	Freddie Mac, Pool #ZT2106	4.00	3/1/49	46
46	Freddie Mac, Pool #C09070	4.00	12/1/44	48
15	Freddie Mac, Pool #G08672	4.00	10/1/45	15
57	Freddie Mac, Pool #G08459	4.00	9/1/41	59
85	Freddie Mac, Pool #ZL7781	4.00	2/1/44	89
75	Freddie Mac, Pool #ZS4631	4.00	9/1/45	78
12	Freddie Mac, Pool #C91994	4.00	5/1/38	13
59	Freddie Mac, Pool #G08588	4.00	5/1/44	62
134	Freddie Mac, Pool #SD0290	4.00	4/1/50	136
33	Freddie Mac, Pool #ZN5030	4.00	4/1/49	34
25	Freddie Mac, Pool #G08836	4.00	9/1/48	26

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$35	Freddie Mac, Pool #C91738	4.00	11/1/33	$36
27	Freddie Mac, Pool #ZT1840	4.00	9/1/48	27
26	Freddie Mac, Pool #G08483	4.00	3/1/42	27
54	Freddie Mac, Pool #G08618	4.00	12/1/44	56
18	Freddie Mac, Pool #ZS4652	4.00	2/1/46	19
34	Freddie Mac, Pool #G08637	4.00	4/1/45	35
20	Freddie Mac, Pool #Q22671	4.50	11/1/43	22
34	Freddie Mac, Pool #Q59805	4.50	11/1/48	36
5	Freddie Mac, Pool #A90437	4.50	1/1/40	5
16	Freddie Mac, Pool #G08781	4.50	9/1/47	16
579	Freddie Mac, Pool #A97692	4.50	3/1/41	613
65	Freddie Mac, Pool #ZT1711	4.50	2/1/49	67
9	Freddie Mac, Pool #Q49599	4.50	7/1/47	9
45	Freddie Mac, Pool #G08759	4.50	4/1/47	48
18	Freddie Mac, Pool #Q25432	4.50	3/1/44	18
31	Freddie Mac, Pool #ZS4781	4.50	7/1/48	32
31	Freddie Mac, Pool #G08754	4.50	3/1/47	32
33	Freddie Mac, Pool #Q57957	4.50	8/1/48	34
18	Freddie Mac, Pool #G08596	4.50	7/1/44	19
4	Freddie Mac, Pool #E02862	4.50	3/1/26	4
32	Freddie Mac, Pool #ZS4774	4.50	5/1/48	33
48	Freddie Mac, Pool #A97495	4.50	3/1/41	50
3	Freddie Mac, Pool #J07849	4.50	5/1/23	3
130	Freddie Mac, Pool #SD8002	4.50	7/1/49	135
9	Freddie Mac, Pool #C09059	4.50	3/1/44	10
264	Freddie Mac, Pool #C01598	5.00	8/1/33	283
17	Freddie Mac, Pool #G05205	5.00	1/1/39	19
113	Freddie Mac, Pool #G04913	5.00	3/1/38	123
73	Freddie Mac, Pool #ZT1779	5.00	3/1/49	77
5	Freddie Mac, Pool #G13255	5.00	7/1/23	5
7	Freddie Mac, Pool #SD0093	5.00	10/1/49	8
7	Freddie Mac, Pool #G07068	5.00	7/1/41	8
89	Freddie Mac, Pool #Q00763	5.00	5/1/41	94
10	Freddie Mac, Pool #G08838	5.00	9/1/48	10
1	Freddie Mac, Pool #G06091	5.50	5/1/40	2
163	Freddie Mac, Pool #G01665	5.50	3/1/34	185
37	Freddie Mac, Pool #G06031	5.50	3/1/40	41
31	Freddie Mac, Pool #G03551	6.00	11/1/37	36
144	Freddie Mac, Pool #G02794	6.00	5/1/37	167
3	Freddie Mac, Pool #A62706	6.00	6/1/37	4
18	Freddie Mac, Pool #G05709	6.00	6/1/38	21
397	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	379
271	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	259
389	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	371
275	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	262
462	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	440
447	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	426
427	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	407
362	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	344
419	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	400
383	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	366
430	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	409
443	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	422
215	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	205
323	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	315
395	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	384
23	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	22
16	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	15
266	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	258
216	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	210
301	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	294
439	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	426
15	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	15
15	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	15
386	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	375
376	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	366
24	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	24

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$229	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	$223
26	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	25
173	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	168
8	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	8
425	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	413
240	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	234
20	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	19
15	Government National Mortgage Association, Pool #776954	2.50	11/15/42	15
309	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	301
42	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	39
440	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	427
11	Government National Mortgage Association, Pool #711729	2.50	3/15/43	11
406	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	394
7	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	7
14	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	14
221	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	215
546	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	550
36	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	36
97	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	96
70	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	69
155	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	154
85	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	84
27	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	27
62	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	62
117	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	117
36	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	36
154	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	155
90	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	90
166	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	165
27	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	27
5	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	5
10	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	10
197	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	196
64	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	64
10	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	10
69	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	68
134	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	133
127	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	126
8	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	8
263	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	261
97	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	98
18	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	18
87	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	87
29	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	29
93	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	92
185	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	183
87	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	86
77	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	76
156	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	154
157	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	157
62	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	62
122	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	120
47	Government National Mortgage Association, Pool #779084	3.00	4/15/42	48
46	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	45
92	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	91
208	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	208
114	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	113
89	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	88
24	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	24
129	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	129
6	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	6
102	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	102
23	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	23
23	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	23
187	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	185
14	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	14
5	Government National Mortgage Association, Pool #5276	3.00	1/20/27	5

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$86	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	$85
25	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	25
299	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	296
20	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	19
142	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	141
173	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	172
59	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	59
174	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	173
58	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	58
100	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	101
77	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	76
55	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	55
208	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	206
55	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	54
21	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	21
74	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	73
121	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	124
88	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	90
64	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	65
60	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	61
51	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	52
74	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	75
16	Government National Mortgage Association, Pool #796271	3.50	7/15/42	17
93	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	94
20	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	21
11	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	11
109	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	112
60	Government National Mortgage Association, Pool #778157	3.50	3/15/42	63
77	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	78
152	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	156
158	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	164
82	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	83
6	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	6
87	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	89
128	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	131
150	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	153
26	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	27
69	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	70
85	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	86
51	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	52
67	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	69
132	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	137
45	Government National Mortgage Association, Pool #740798	3.50	1/15/42	46
80	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	82
49	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	50
113	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	115
56	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	57
44	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	45
15	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	15
55	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	56
146	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	148
19	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	20
23	Government National Mortgage Association, Pool #738602	3.50	8/15/26	24
84	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	85
92	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	94
58	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	58
31	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	32
112	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	113
62	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	63
84	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	86
223	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	228
105	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	108
47	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	48
84	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	85
59	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	60
96	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	99
12	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	13

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$100	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	$103
70	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	71
71	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	73
15	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	15
88	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	90
128	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	131
3	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	3
39	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	40
99	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	101
77	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	78
17	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	17
12	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	12
152	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	156
91	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	93
132	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	137
270	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	277
83	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	85
67	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	68
14	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	14
75	Government National Mortgage Association, Pool #783976	3.50	4/20/43	77
194	Government National Mortgage Association, Pool #5139	4.00	8/20/41	202
11	Government National Mortgage Association, Pool #779401	4.00	6/15/42	11
31	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	32
81	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	84
36	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	37
18	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	19
70	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	73
19	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	20
59	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	62
55	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	57
56	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	57
46	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	48
38	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	39
56	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	58
13	Government National Mortgage Association, Pool #766495	4.00	10/15/41	14
66	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	68
72	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	75
55	Government National Mortgage Association, Pool #713876	4.00	8/15/39	58
16	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	17
33	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	35
48	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	50
10	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	10
54	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	56
22	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	23
30	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	31
71	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	73
57	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	60
29	Government National Mortgage Association, Pool #753254	4.00	9/15/43	31
100	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	103
25	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	26
78	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	82
64	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	66
105	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	108
55	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	56
11	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	12
5	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	5
19	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	19
21	Government National Mortgage Association, Pool #738710	4.00	9/15/41	23
35	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	36
29	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	30
19	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	19
93	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	97
34	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	36
60	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	62
20	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	21
94	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	99
63	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	65

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$61	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	$64
119	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	122
19	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	20
24	Government National Mortgage Association, Pool #740068	4.00	9/15/40	25
16	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	17
57	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	60
14	Government National Mortgage Association, Pool #4922	4.00	1/20/41	14
113	Government National Mortgage Association, Pool #717148	4.50	5/15/39	123
270	Government National Mortgage Association, Pool #4801	4.50	9/20/40	288
45	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	47
16	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	17
51	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	53
19	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	20
39	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	41
189	Government National Mortgage Association, Pool #721760	4.50	8/15/40	203
54	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	56
9	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	10
7	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	8
5	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	5
13	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	14
72	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	77
14	Government National Mortgage Association, Pool #729511	4.50	4/15/40	16
71	Government National Mortgage Association, Pool #5260	4.50	12/20/41	78
40	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	44
15	Government National Mortgage Association, Pool #738793	4.50	9/15/41	17
30	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	32
11	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	12
64	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	69
7	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	8
4	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	4
23	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	25
14	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	14
16	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	17
23	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	25
98	Government National Mortgage Association, Pool #782523	5.00	11/15/35	110
14	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	15
16	Government National Mortgage Association, Pool #675179	5.00	3/15/38	18
45	Government National Mortgage Association, Pool #604285	5.00	5/15/33	51
60	Government National Mortgage Association, Pool #694531	5.00	11/15/38	67
26	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	29
5	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	6
34	Government National Mortgage Association, Pool #712690	5.00	4/15/39	38
13	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	14
12	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	13
44	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	50
5	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	6
7	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	8
12	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	13
11	Government National Mortgage Association, Pool #782468	5.00	11/15/38	12
5	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	5
23	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	25
13	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	13
14	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	15
201	Government National Mortgage Association, Pool #4559	5.00	10/20/39	226
10	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	11
7	Government National Mortgage Association, Pool #658181	5.50	11/15/36	7
38	Government National Mortgage Association, Pool #510835	5.50	2/15/35	42
56	Government National Mortgage Association, Pool #783284	5.50	6/20/40	61
36	Government National Mortgage Association, Pool #4245	6.00	9/20/38	42
34	Government National Mortgage Association, Pool #781959	6.00	7/15/35	37
32	Government National Mortgage Association, Pool #4222	6.00	8/20/38	37
8	Government National Mortgage Association, Pool #699237	6.50	9/15/38	9
5,100	Government National Mortgage Association, 30 YR TBA	2.00	4/20/52	4,845
150	Government National Mortgage Association, 30 YR TBA	2.00	5/20/52	142
400	Government National Mortgage Association, 30 YR TBA	2.50	5/20/52	387
4,500	Government National Mortgage Association, 30 YR TBA	2.50	4/20/52	4,361
25	Government National Mortgage Association, 30 YR TBA	3.00	5/20/52	25

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$800	Government National Mortgage Association, 30 YR TBA	3.00		4/20/52	$791
	Total U.S. Government Agency Mortgages				176,459

Shares
	Investment Company — 22.70%
47,736,685	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20	(b)		47,737
	Total Investment Company				47,737

	Total Investments Before TBA Sale Commitments (cost $246,680) — 113.33%				238,299

Principal Amount (000)
	TBA Sale Commitments (c) — (0.23)%
$(100)	Fannie Mae, 30 YR TBA	4.50		5/25/52	(103)
(100)	Government National Mortgage Association, 30 YR TBA	4.00		4/20/52	(102)
(50)	Government National Mortgage Association, 30 YR TBA	4.50		4/20/52	(52)
(25)	Government National Mortgage Association, 30 YR TBA	3.50		5/20/52	(25)
(150)	Government National Mortgage Association, 30 YR TBA	5.00		4/20/52	(157)
(50)	Government National Mortgage Association, 30 YR TBA	4.00		5/15/52	(51)
	Total TBA Sale Commitments				(490)
	Liabilities in excess of other assets — (13.10)%				(27,548)
	Net Assets — 100.00%				$210,261

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2022.
(b)	Annualized 7-day yield as of period-end.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.63%	-	0.63%
Collateralized Mortgage Obligations	6.07%	-	6.07%
U.S. Government Agency Mortgages	83.93%	-	83.93%
Investment Company	13.21%	9.49%	22.70%
TBA Sale Commitments	-0.23%	-	-0.23%
Other Assets (Liabilities)	-13.05%	-0.05%	-13.10%
Total Net Assets	90.56%	9.44%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 97.63%
	Alabama — 2.02%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00		5/1/25	$2,177
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00		7/1/23	716
					2,893
	Arizona — 4.75%
805	County of Pima Arizona Sewer System Revenue	5.00		7/1/23	836
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO	5.00		7/1/24	1,753
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00	(a)	1/1/46	2,748
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00		7/1/25	1,478
					6,815
	Arkansas — 1.66%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00		2/1/26	2,381

	California — 1.66%
2,270	State of California, GO	5.00		11/1/23	2,386

	Connecticut — 0.84%
1,200	State of Connecticut, GO, Series A	5.00		4/15/22	1,202

	Delaware — 1.00%
1,500	County of New Castle, GO	0.56		7/15/24	1,429

	District of Columbia — 1.49%
2,000	District of Columbia, GO, Series D	5.00		6/1/24	2,135

	Florida — 5.44%
425	JEA Florida Electric System Revenue, Series D	5.00		10/1/22	433
2,500	Orlando Utilities Commission Revenue	5.00		10/1/27	2,871
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00		11/1/23	1,726
2,420	State of Florida, GO, Series B, Callable 6/1/27 @ 100.00	5.00		6/1/28	2,774
					7,804
	Georgia — 1.64%
2,000	State of Georgia, GO, Series A	5.00		8/1/28	2,348

	Hawaii — 1.45%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00		7/1/25	2,085

	Indiana — 1.38%
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00		1/1/23	1,979

	Iowa — 2.93%
1,440	Ankeny Community School District, GO	5.00		6/1/23	1,491
2,105	City of Dubuque, GO	2.00		6/1/24	2,105
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00 (BAM)	5.00		5/1/27	610
					4,206
	Kansas — 3.40%
2,790	Kansas Development Finance Authority Revenue, Series D	5.00		4/1/25	3,021
1,790	Kansas Development Finance Authority Revenue	5.00		5/1/23	1,850
					4,871
	Kentucky — 1.64%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00		8/1/22	1,630
685	University of Kentucky Revenue, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00		4/1/25	724
					2,354
	Maryland — 2.53%
2,250	State of Maryland, GO	5.00		8/1/28	2,631
1,000	University System of Maryland Revenue, Series A	5.00		4/1/22	1,000
					3,631
	Michigan — 3.14%
2,235	Michigan State Housing Development Authority Revenue, Series A1, Callable 5/13/22 @ 100.00	0.65		10/1/24	2,147
2,105	Wayne State University Revenue	5.00		11/15/26	2,361
					4,508
	Minnesota — 3.44%
2,000	Minneapolis Special School, GO (SD CRED PROG)	5.00		2/1/24	2,110
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00		2/1/23	2,825
					4,935

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Jersey — 2.01%
$2,815	New Jersey Infrastructure Bank Revenue, Series A	3.00	9/1/24	$2,881

	New Mexico — 2.74%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,417
2,500	New Mexico Finance Authority Revenue, Series B	5.00	6/1/22	2,516
				3,933
	New York — 10.92%
1,525	City of New York, GO, Series B-1	5.00	8/1/28	1,766
2,165	City of New York, GO, Series A1	5.00	8/1/23	2,258
1,110	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C-1	5.00	2/1/28	1,272
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	2,102
3,970	New York State Dormitory Authority Revenue	1.06	3/15/25	3,761
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	429
440	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/23	453
960	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/23	989
2,500	Utility Debt Securitization Authority Revenue, Series TE, Callable 12/15/23 @ 100.00	5.00	12/15/26	2,635
				15,665
	North Carolina — 3.24%
2,600	County of Durham North Carolina, GO	3.00	6/1/23	2,642
1,625	County of Johnston Revenue, Series A	5.00	4/1/22	1,625
375	State of North Carolina Revenue	5.00	3/1/23	386
				4,653
	North Dakota — 0.99%
1,365	City of Bismarck, GO	4.00	5/1/24	1,423

	Ohio — 4.94%
2,020	Ohio University Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/32	2,069
2,955	State of Ohio, GO, Series B	5.00	8/1/23	3,081
2,000	University of Cincinnati Revenue	2.26	6/1/26	1,937
				7,087
	Oregon — 3.53%
1,320	City of Salem Oregon, GO	5.00	6/1/24	1,407
4,000	Multnomah County School District, GO (State Intercept)	1.25	6/30/27	3,655
				5,062
	Pennsylvania — 3.70%
2,910	Central Bucks School District, GO (State Aid Withholding)	5.00	5/15/23	3,009
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,292
				5,301
	South Carolina — 1.14%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,635

	Texas — 14.33%
1,730	Alief Independent School District, GO (PSF-GTD)	5.00	2/15/23	1,783
1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,273
1,565	City of Bryan Texas, GO	5.00	8/15/22	1,586
1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,634
2,065	City of Irving Texas, GO	5.00	9/15/24	2,222
2,550	City of Waco Texas, GO, Series A	5.00	2/1/30	3,055
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,101
660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	713
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	436
625	North East Independent School District Texas, GO (PSF-GTD)	5.00	8/1/22	633
3,685	Pearland Independent School District, GO (PSF-GTD)	5.00	2/15/23	3,800
1,000	Plano Independent School, GO (PSF-GTD)	5.00	2/15/23	1,030
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00	8/1/25	1,265
				20,531
	Washington — 4.70%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00	1/1/24	1,828
1,500	City of Seattle Washington, GO	5.00	8/1/22	1,519

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,260	County of King Washington, GO, Series B	5.00		7/1/25	$1,384
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,174
820	State of Washington Revenue, Series F	5.00		9/1/22	832
					6,737
	West Virginia — 1.49%
2,130	Jefferson County Board of Education, GO	2.00		6/1/24	2,130

	Wisconsin — 3.49%
3,205	State of Wisconsin Environmental Improvement Fund Revenue, Series A	5.00		6/1/24	3,416
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,060
525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	530
					5,006
	Total Municipal Bonds				140,006

Shares
	Investment Company — 2.60%
3,723,009	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20	(b)		3,723
	Total Investment Company				3,723

	Total Investments (cost $147,235) — 100.23%				143,729
	Liabilities in excess of other assets — (0.23)%				(330)
	Net Assets — 100.00%				$143,399

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on March 31, 2022.
(b)	Annualized 7-day yield as of period-end.

As of March 31, 2022, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
SCSDE—Insured by South Carolina School Discount Enhancement
SD CRED PROG—School District Credit Program

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 97.60%
	Alabama — 2.34%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$1,860
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	1,477
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53	4.00	(a)	6/1/51	3,090
1,000	Lower Alabama Gas District Revenue (Goldman Sachs)	4.00	(a)	12/1/50	1,031
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,119
					8,577
	Arizona — 1.80%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/32	2,009
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,093
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,348
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,055
1,015	State of Arizona Certificate of Participation, Series A	5.00		10/1/25	1,118
					6,623
	Arkansas — 0.34%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,232

	California — 3.31%
290	California State Department of Water Resources Revenue, Central Valley Project, Callable 5/13/22 @ 100.00	5.25		7/1/22	291
1,250	California State, GO	5.00		8/1/24	1,335
3,000	California State, GO, Callable 11/1/30 @ 100.00	5.00		11/1/31	3,578
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,744
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,033
1,000	State of California, GO, Callable 10/1/28 @ 100.00	5.00		4/1/35	1,157
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,039
					12,177
	Colorado — 4.16%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00		3/1/25	1,323
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	3,822
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	3,930
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,835
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,334
1,000	State of Colorado Certificate of Participation	5.00		3/15/23	1,030
					15,274
	Connecticut — 1.66%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,202
1,500	State of Connecticut Special Tax Revenue, Series D, Callable 11/1/31 @ 100.00	5.00		11/1/34	1,806
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,112
					6,120
	District of Columbia — 1.79%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,619
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 100.00	5.00		3/1/31	3,845
1,000	District of Columbia, GO, Callable 12/1/26 @ 100.00	5.00		6/1/33	1,133
					6,597
	Florida — 3.53%
2,000	Alachua County Health Facilities Authority Revenue	5.00	(a)	12/1/37	2,206
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00		7/1/30	1,782
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,086
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,096
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,641
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,623
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,555
					12,989
	Georgia — 2.77%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,036
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00	(a)	7/1/54	1,053
250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	259
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,705
5,000	Main Street Natural Gas, Inc. Revenue, Callable 6/1/26 @ 100.50	4.00	(a)	3/1/50	5,145
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	985
					10,183

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois — 7.50%
$73	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00, Callable 5/13/22 @ 100.00	7.46		2/15/26	$69
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,053
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,073
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,017
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,074
275	Illinois State Finance Authority Revenue	5.00		5/1/22	276
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00	(a)	5/15/50	1,506
4,600	Illinois State Sales Tax Revenue, Series A (BAM)	5.00		6/15/25	4,989
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,763
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,862
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,409
1,420	Metropolitan Water Reclamation District of Greater Chicago, GO, Series D	5.00		12/1/30	1,682
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,171
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	2,281
2,995	University of Illinois Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,293
					27,518
	Indiana — 2.67%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00	(a)	12/1/44	2,730
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,207
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,074
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,235
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,532
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,028
					9,806
	Iowa — 0.15%
450	Iowa Tobacco Settlement Authority Revenue, Series A2, Callable 6/1/31 @ 100.00	5.00		6/1/32	549

	Kentucky — 2.51%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,326
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00	(a)	1/1/49	3,622
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,229
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,038
					9,215
	Louisiana — 1.36%
1,415	Jefferson Sales Tax District Revenue, Series A (AGM)	5.00		12/1/25	1,556
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,472
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	982
					5,010
	Maine — 0.30%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,114

	Maryland — 3.81%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00		8/1/31	3,274
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,285
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,356
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 100.00	4.00		10/1/32	1,089
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	3,015
					14,019
	Massachusetts — 2.16%
3,000	Commonwealth of Massachusetts, GO, Series A (AMBAC)	5.50		8/1/30	3,658
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00		7/1/29	1,566
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,666
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,062
					7,952

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan — 4.11%
$1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	$1,925
1,100	Michigan Finance Authority Revenue	5.00		10/1/29	1,311
1,280	Michigan Finance Authority Revenue, Series B	5.00		10/1/30	1,550
2,190	Michigan Finance Authority Revenue, Series B, Callable 10/1/30 @ 100.00	5.00		10/1/31	2,640
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50		12/1/29	1,106
1,450	Michigan State Building Authority Revenue	5.00		4/15/25	1,572
1,605	Michigan Strategic Fund Revenue	5.00		6/30/25	1,716
2,960	Utica Community Schools, GO (Q-SBLF)	5.00		5/1/26	3,289
					15,109
	Minnesota — 0.30%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00		1/1/26	1,097

	Missouri — 1.82%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00		6/1/25	2,611
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,050
2,505	The Curators of The University of Missouri Revenue	5.00		11/1/30	3,029
					6,690
	Nebraska — 0.60%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00		4/1/31	1,120
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00		4/1/32	1,100
					2,220
	Nevada — 2.03%
1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,108
1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/23	1,036
3,500	Las Vegas Valley Water District, GO	5.00		6/1/31	4,239
1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,079
					7,462
	New Jersey — 2.07%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00		11/1/30	494
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00		4/1/22	1,660
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00		6/15/28	1,383
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00		12/1/22	2,047
1,000	State of New Jersey, GO, Series A	4.00		6/1/30	1,080
970	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20		6/1/27	961
					7,625
	New Mexico — 0.77%
2,590	New Mexico Educational Assistance Foundation Revenue, Series 1A	5.00		9/1/25	2,824

	New York — 6.77%
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00		4/1/32	3,363
4,000	City of New York, GO, Series A-1	5.00		8/1/27	4,545
3,000	New York City Housing Development Corp. Revenue, Series B-2 (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/26	3,111
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,069
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00		6/15/31	2,361
2,410	New York City Water & Sewer System Revenue, Callable 12/15/25 @ 100.00	5.00		6/15/27	2,663
1,500	New York State Dormitory Authority Revenue, Series D	5.00		2/15/25	1,613
1,250	New York State Thruway Authority Revenue, Series A, Callable 3/15/31 @ 100.00	5.00		3/15/33	1,481
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00		9/1/23	4,685
					24,891
	North Carolina — 2.08%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00		7/1/24	1,063
1,000	County of Wake North Carolina Revenue	5.00		9/1/28	1,175
3,000	County of Wake North Carolina, GO	5.00		9/1/24	3,217
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,049
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00	(a)	1/15/50	1,158
					7,662

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 3.27%
$1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	$1,576
1,750	American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	1,847
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00		6/1/32	3,423
800	County of Montgomery Revenue, Callable 8/1/31 @ 100.00	5.00		8/1/33	949
465	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00, Callable 5/13/22 @ 100.00 (MBIA)	5.50		10/15/25	506
1,850	University of Cincinnati Revenue	5.00		6/1/27	2,098
775	University of Cincinnati Revenue	5.00		6/1/26	862
700	University of Cincinnati Revenue	5.00		6/1/25	762
					12,023
	Oklahoma — 1.08%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 100.00	1.63		7/6/23	990
530	Oklahoma Municipal Power Authority Revenue, Series A, Callable 1/1/31 @ 100.00 (AGM)	4.00		1/1/32	583
2,000	Oklahoma Turnpike Authority Revenue	5.00		1/1/30	2,382
					3,955
	Oregon — 1.19%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	1,426
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00		6/15/29	2,965
					4,391
	Pennsylvania — 6.75%
3,500	City of Philadelphia PA Water & Wastewater Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	4,122
3,535	City of Philadelphia PA, GO, Series A	5.00		5/1/30	4,157
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,138
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,294
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	898
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,836
2,500	Pennsylvania Economic Development Financing Authority Revenue, Callable 0 @ – (AMT)	2.15	(a)	7/1/41	2,504
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,641
625	Pennsylvania Turnpike Commission Revenue	5.00		12/1/28	717
3,225	School District of Philadelphia, GO	5.00		9/1/28	3,724
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,751
					24,782
	Rhode Island — 1.03%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,058
625	Rhode Island State Student Loan Authority Revenue	5.00		12/1/29	719
1,000	Rhode Island State Student Loan Authority Revenue, Series A (AMT)	5.00		12/1/22	1,021
					3,798
	South Carolina — 1.98%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,167
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00		1/1/29	1,154
1,000	South Carolina Public Service Authority Revenue, Series A	5.00		12/1/31	1,185
680	South Carolina Public Service Authority Revenue	5.00		12/1/27	784
					7,290
	Tennessee — 0.77%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,546
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,270
					2,816
	Texas — 12.68%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,166
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,434
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,172
1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,043
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,644
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,692
1,300	City of San Antonio Texas Electric & Gas Systems Revenue	4.00		2/1/33	1,458

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$950	Clifton Higher Education Finance Corp. Revenue, Series T, Callable 8/15/32 @ 100.00 (PSF-GTD)	4.00		8/15/34	$1,064
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,415
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,291
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,709
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,497
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,336
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,809
2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/23	2,173
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,019
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,236
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,110
825	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	854
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,054
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	1,887
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,097
3,585	Texas Water Development Board Revenue, Callable 8/1/31 @ 100.00	5.00		8/1/33	4,379
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,454
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,495
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,103
					46,591
	Utah — 0.33%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,225

	Virginia — 2.15%
1,500	City of Richmond VA Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00		1/15/29	1,668
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,064
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	1,015
2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,014
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,085
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,066
					7,912
	Washington — 2.36%
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,647
1,300	State of Washington, GO, Series C, Callable 2/1/31 @ 100.00	5.00		2/1/33	1,563
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,687
2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,410
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,370
					8,677
	Wisconsin — 1.30%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,030
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,358
1,100	Wisconsin Health & Educational Facilities Authority Revenue	4.00		11/15/26	1,195
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,181
					4,764
	Total Municipal Bonds				358,759

Shares
	Investment Company — 1.08%
3,964,814	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20	(b)		3,965
	Total Investment Company				3,965

	Total Investments (cost $373,103) — 98.68%				362,724
	Other assets in excess of liabilities — 1.32%				4,864
	Net Assets — 100.00%				$367,588

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on March 31, 2022.
(b)	Annualized 7-day yield as of period-end.

AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
MBIA—Municipal Bond Insurance Association
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Intermediate Term Municipal Bond Portfolio	Insight North America LLC	HC Capital Solutions	Total
Municipal Bonds	97.60%	-	97.60%
Investment Company	-	1.08%	1.08%
Other Assets (Liabilities)	1.31%	0.01%	1.32%
Total Net Assets	98.91%	1.09%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 74.61%
	Alabama — 3.02%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,528
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	282
740	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	798
				2,608
	California — 1.53%
1,440	San Ramon Valley Unified School District, GO	1.44	8/1/27	1,325

	Connecticut — 1.09%
870	State of Connecticut Special Tax Revenue, Callable 5/1/30 @ 100.00	4.00	5/1/36	945

	Florida — 6.73%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,399
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,495
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	808
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	609
1,300	State of Florida Department of Transportation Revenue, Callable 7/1/28 @ 100.00	5.00	7/1/31	1,508
				5,819
	Georgia — 1.49%
1,150	Walton Industrial Building Authority Revenue	4.00	2/1/31	1,284

	Illinois — 6.56%
1,085	City of Highland Park, GO	4.00	12/30/25	1,160
1,095	Highland Park Park District Revenue	5.00	12/15/30	1,307
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,584
1,730	Metropolitan Water Reclamation District of Greater Chicago, GO, Series E	1.82	12/1/27	1,616
				5,667
	Iowa — 1.77%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,530

	Kansas — 0.42%
350	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	366

	Kentucky — 1.65%
1,220	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series A	5.00	5/15/29	1,430

	Michigan — 1.06%
890	Michigan State Building Authority Revenue	4.00	10/15/23	919

	Minnesota — 4.86%
1,005	City of Moorhead, GO	5.00	2/1/27	1,130
1,420	Lakeville Independent School District No. 194, GO (SD CRED PROG)	5.00	2/1/27	1,603
1,345	North St Paul-Maplewood-Oakdale Independent School District No. 622, GO, Series A (SD CRED PROG)	4.00	2/1/28	1,470
				4,203
	Nevada — 3.70%
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,194
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	849
980	State of Nevada, GO, Series A	5.00	5/1/29	1,158
				3,201
	New Mexico — 1.36%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,175

	New York — 5.24%
570	City of New York, GO	5.00	4/1/31	671
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	616
1,430	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding)	1.35	7/15/27	1,299
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	655
1,080	New York State Urban Development Corp. Revenue, Callable 9/15/31 @ 100.00	5.00	3/15/32	1,290
				4,531

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina — 2.36%
$1,500	North Carolina State Revenue, Series B	5.00	5/1/27	$1,712
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	325
				2,037
	Ohio — 2.87%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	735
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,179
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	571
				2,485
	Pennsylvania — 1.74%
1,395	Pennsylvania Housing Finance Agency Revenue	5.00	4/1/25	1,508

	South Dakota — 2.20%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,899

	Texas — 12.13%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,747
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	338
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,643
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,734
1,460	Humble Independent School District, GO, Series C	5.00	2/15/24	1,544
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,815
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,655
				10,476
	Washington — 11.47%
1,415	Chelan County Public Utility District No. 1 Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/31	1,703
1,255	County of Snohomish, GO	5.00	12/1/27	1,446
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,215
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,434
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00	1/1/30	1,861
850	Pierce County School District No. 403 Bethel, GO (SCH BD GTY)	4.00	12/1/28	949
1,090	State of Washington, GO, Series A	5.00	8/1/30	1,310
				9,918
	West Virginia — 1.36%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	1,175
	Total Municipal Bonds			64,501

Shares
	Investment Companies — 24.38%
86,205	BlackRock California Municipal Income Trust			1,059
40,704	BlackRock Muni Intermediate Duration Fund, Inc.			534
26,475	BlackRock Municipal 2030 Target Term Trust			626
43,780	BlackRock Municipal Income Quality Trust			579
58,076	BlackRock MuniHoldings Investment Quality Fund			712
42,274	BlackRock MuniYield Fund, Inc.			534
122,689	BlackRock MuniYield Quality Fund III, Inc.			1,540
49,512	DTF Tax-Free Income 2028 Term Fund, Inc.			643
75,929	DWS Municipal Income Trust			790
37,500	Eaton Vance California Municipal Bond Fund			377
90,000	Eaton Vance Municipal Bond Fund			1,035
40,000	Eaton Vance Municipal Income Trust			474
45,000	Invesco Quality Municipal Income Trust			510
14,150	Invesco Trust for Investment Grade Municipals			164
134,249	Nuveen AMT-Free Quality Municipal Income Fund			1,764
26,152	Nuveen California AMT-Free Quality Municipal Income Fund			355
65,000	Nuveen California Quality Municipal Income Fund			853
118,000	Nuveen Municipal Credit Income Fund			1,724
60,377	Nuveen New York AMT-Free Quality Municipal Income Fund			733
132,044	Nuveen Quality Municipal Income Fund			1,763
67,693	Pioneer Municipal High Income Opportunities Fund, Inc.			1,007

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2022 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Companies (continued)
25,478	Pioneer Municipal High Income Opportunities Fund, Inc.			$250
2,697,170	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.20	(a)	2,697
30,601	Western Asset Managed Municipals Fund, Inc.			356
	Total Investment Companies			21,079

	Total Investments (cost $89,678) — 98.99%			85,580
	Other assets in excess of liabilities — 1.01%			877
	Net Assets — 100.00%			$86,457

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
SD CRED PROG—School District Credit Program

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2022.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	74.61%	-	-	74.61%
Investment Companies	0.41%	21.26%	2.71%	24.38%
Other Assets (Liabilities)	0.88%	0.23%	-0.10%	1.01%
Total Net Assets	75.90%	21.49%	2.61%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.